Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.4%
Aptiv plc	416,587	35,322,412
BorgWarner, Inc.	334,687	11,476,417
Ford Motor Co.	6,345,208	55,964,734
General Motors Co.	2,041,925	68,179,876
Harley-Davidson, Inc.	247,963	8,281,964
		179,225,403

Banks 5.2%
Bank of America Corp.	13,170,193	432,377,436
Citigroup, Inc.	3,551,834	264,291,968
Citizens Financial Group, Inc.	708,335	26,406,729
Comerica, Inc.	232,556	14,223,125
Fifth Third Bancorp	1,153,847	32,826,947
First Republic Bank	274,112	30,393,539
Huntington Bancshares, Inc.	1,676,102	22,744,704
JPMorgan Chase & Co.	5,101,912	675,289,072
KeyCorp	1,602,543	29,983,580
M&T Bank Corp.	215,372	36,294,489
People’s United Financial, Inc.	722,382	11,139,130
Regions Financial Corp.	1,574,006	24,507,273
SVB Financial Group *	83,609	20,093,751
The PNC Financial Services Group, Inc.	713,114	105,933,085
Truist Financial Corp.	2,182,571	112,555,186
U.S. Bancorp	2,312,549	123,073,858
Wells Fargo & Co.	6,260,320	293,859,421
Zions Bancorp NA	274,840	12,502,472
		2,268,495,765

Capital Goods 6.3%
3M Co.	935,259	148,388,193
A.O. Smith Corp.	225,129	9,610,757
Allegion plc	150,117	19,413,130
AMETEK, Inc.	371,394	36,080,927
Arconic, Inc.	633,238	18,965,478
Caterpillar, Inc.	898,665	118,039,648
Cummins, Inc.	248,713	39,786,619
Deere & Co.	512,845	81,326,960
Dover Corp.	235,164	26,773,421
Eaton Corp. plc	673,108	63,588,513
Emerson Electric Co.	992,474	71,090,913
Fastenal Co.	929,635	32,425,669
Flowserve Corp.	214,867	10,029,992
Fortive Corp.	480,890	36,033,088
Fortune Brands Home & Security, Inc.	225,103	15,466,827
General Dynamics Corp.	381,258	66,887,904
General Electric Co.	14,206,363	176,869,219
Honeywell International, Inc.	1,162,147	201,307,103
Huntington Ingalls Industries, Inc.	66,400	17,330,400
IDEX Corp.	124,366	20,377,369
Illinois Tool Works, Inc.	476,736	83,419,265
Ingersoll-Rand plc	390,452	52,019,920
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	221,220	20,469,487
Johnson Controls International plc	1,251,692	49,379,249
L3Harris Technologies, Inc.	359,911	79,659,102
Lockheed Martin Corp.	403,618	172,796,938
Masco Corp.	461,293	21,920,643
Northrop Grumman Corp.	254,670	95,391,742
PACCAR, Inc.	562,140	41,716,409
Parker-Hannifin Corp.	208,708	40,842,069
Pentair plc	273,393	11,736,761
Quanta Services, Inc.	231,664	9,069,646
Raytheon Co.	453,152	100,119,403
Rockwell Automation, Inc.	187,695	35,973,624
Roper Technologies, Inc.	169,391	64,649,769
Snap-on, Inc.	88,402	14,111,611
Stanley Black & Decker, Inc.	247,057	39,363,592
Textron, Inc.	371,720	17,073,100
The Boeing Co.	869,645	276,781,914
TransDigm Group, Inc.	80,808	51,982,170
United Rentals, Inc. *	123,024	16,693,127
United Technologies Corp.	1,319,697	198,218,489
W.W. Grainger, Inc.	70,612	21,372,134
Westinghouse Air Brake Technologies Corp.	295,443	21,821,420
Xylem, Inc.	294,167	24,021,677
		2,770,395,391

Commercial & Professional Services 0.8%
Cintas Corp.	136,128	37,975,628
Copart, Inc. *	332,568	33,742,349
Equifax, Inc.	197,121	29,548,438
IHS Markit Ltd. *	653,913	51,567,579
Nielsen Holdings plc	572,959	11,688,364
Republic Services, Inc.	342,077	32,514,419
Robert Half International, Inc.	189,932	11,048,344
Rollins, Inc.	230,908	8,762,959
Verisk Analytics, Inc.	266,292	43,264,461
Waste Management, Inc.	634,861	77,262,584
		337,375,125

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	246,825	7,394,877
D.R. Horton, Inc.	545,530	32,295,376
Garmin Ltd.	233,678	22,655,082
Hanesbrands, Inc.	596,812	8,212,133
Hasbro, Inc.	207,951	21,183,968
Leggett & Platt, Inc.	212,828	10,128,484
Lennar Corp., Class A	456,933	30,322,074
Mohawk Industries, Inc. *	97,293	12,811,542
Newell Brands, Inc.	619,837	12,105,417
NIKE, Inc., Class B	2,025,900	195,094,170
NVR, Inc. *	5,675	21,661,305
PulteGroup, Inc.	416,214	18,583,955
PVH Corp.	121,235	10,568,055
Ralph Lauren Corp.	81,712	9,274,312
Tapestry, Inc.	446,062	11,495,018

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	309,404	6,243,773
Under Armour, Inc., Class C *	313,942	5,638,398
VF Corp.	531,906	44,132,241
Whirlpool Corp.	102,868	15,036,216
		494,836,396

Consumer Services 1.9%
Carnival Corp.	651,956	28,379,645
Chipotle Mexican Grill, Inc. *	41,567	36,028,613
Darden Restaurants, Inc.	200,344	23,326,052
H&R Block, Inc.	320,597	7,437,850
Hilton Worldwide Holdings, Inc.	457,885	49,360,003
Las Vegas Sands Corp.	551,210	35,999,525
Marriott International, Inc., Class A	441,777	61,875,287
McDonald’s Corp.	1,224,783	262,066,818
MGM Resorts International	836,621	25,985,448
Norwegian Cruise Line Holdings Ltd. *	347,032	18,687,673
Royal Caribbean Cruises Ltd.	279,446	32,717,538
Starbucks Corp.	1,920,942	162,953,510
Wynn Resorts Ltd.	156,443	19,736,849
Yum! Brands, Inc.	490,718	51,903,243
		816,458,054

Diversified Financials 5.0%
American Express Co.	1,092,281	141,854,534
Ameriprise Financial, Inc.	206,121	34,094,475
Berkshire Hathaway, Inc., Class B *	3,181,724	714,074,317
BlackRock, Inc.	192,041	101,272,821
Capital One Financial Corp.	756,370	75,485,726
Cboe Global Markets, Inc.	179,151	22,074,986
CME Group, Inc.	582,940	126,562,104
Discover Financial Services	508,479	38,202,027
E*TRADE Financial Corp.	367,000	15,641,540
Franklin Resources, Inc.	447,730	11,327,569
Intercontinental Exchange, Inc.	906,862	90,450,416
Invesco Ltd.	611,421	10,577,583
MarketAxess Holdings, Inc.	61,340	21,725,401
Moody’s Corp.	264,399	67,895,019
Morgan Stanley	2,002,083	104,628,858
MSCI, Inc.	138,151	39,483,556
Nasdaq, Inc.	187,413	21,826,118
Northern Trust Corp.	343,847	33,631,675
Raymond James Financial, Inc.	199,506	18,240,834
S&P Global, Inc.	397,651	116,802,028
State Street Corp.	590,191	44,636,145
Synchrony Financial	967,859	31,368,310
T. Rowe Price Group, Inc.	380,005	50,742,068
The Bank of New York Mellon Corp.	1,366,450	61,189,631
The Charles Schwab Corp. (a)	1,855,426	84,514,654
The Goldman Sachs Group, Inc.	518,587	123,294,059
		2,201,596,454

Energy 3.8%
Apache Corp.	610,922	16,763,700
Baker Hughes Co.	1,054,667	22,844,087
Cabot Oil & Gas Corp.	665,522	9,377,205
Chevron Corp.	3,075,530	329,512,284
Cimarex Energy Co.	167,270	7,341,480
Concho Resources, Inc.	328,178	24,869,329
ConocoPhillips	1,784,831	106,072,506
Devon Energy Corp.	624,969	13,574,327
Diamondback Energy, Inc.	262,257	19,511,921
EOG Resources, Inc.	945,562	68,940,925
Exxon Mobil Corp.	6,881,854	427,500,771
Halliburton Co.	1,428,103	31,146,926
Helmerich & Payne, Inc.	178,261	7,228,484
Security	Number of Shares	Value ($)
Hess Corp.	420,348	23,779,086
HollyFrontier Corp.	240,558	10,805,865
Kinder Morgan, Inc.	3,170,832	66,175,264
Marathon Oil Corp.	1,300,665	14,788,561
Marathon Petroleum Corp.	1,057,702	57,644,759
National Oilwell Varco, Inc.	629,693	12,977,973
Noble Energy, Inc.	778,818	15,397,232
Occidental Petroleum Corp.	1,455,089	57,796,135
ONEOK, Inc.	673,617	50,433,705
Phillips 66	722,837	66,045,617
Pioneer Natural Resources Co.	268,834	36,292,590
Schlumberger Ltd.	2,248,826	75,358,159
TechnipFMC plc	681,168	11,246,084
The Williams Cos., Inc.	1,967,483	40,707,223
Valero Energy Corp.	667,090	56,242,358
		1,680,374,556

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	718,652	219,562,559
Sysco Corp.	831,482	68,297,932
The Kroger Co.	1,303,276	35,005,993
Walgreens Boots Alliance, Inc.	1,219,998	62,036,898
Walmart, Inc.	2,307,198	264,151,099
		649,054,481

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	3,038,243	144,407,690
Archer-Daniels-Midland Co.	905,388	40,525,167
Brown-Forman Corp., Class B	297,591	20,129,055
Campbell Soup Co.	273,788	13,248,601
ConAgra Brands, Inc.	788,363	25,952,910
Constellation Brands, Inc., Class A	271,768	51,173,914
General Mills, Inc.	985,137	51,443,854
Hormel Foods Corp.	452,757	21,397,296
Kellogg Co.	405,107	27,632,349
Lamb Weston Holdings, Inc.	237,213	21,659,919
McCormick & Co., Inc. — Non Voting Shares	200,749	32,796,364
Molson Coors Beverage Co., Class B	306,615	17,041,662
Mondelez International, Inc., Class A	2,342,540	134,414,945
Monster Beverage Corp. *	621,920	41,419,872
PepsiCo, Inc.	2,268,079	322,112,580
Philip Morris International, Inc.	2,530,563	209,277,560
The Coca-Cola Co.	6,271,776	366,271,718
The Hershey Co.	242,001	37,551,295
The JM Smucker Co.	185,860	19,256,955
The Kraft Heinz Co.	1,013,587	29,596,740
Tyson Foods, Inc., Class A	479,070	39,585,554
		1,666,896,000

Health Care Equipment & Services 6.3%
Abbott Laboratories	2,875,023	250,529,504
ABIOMED, Inc. *	73,867	13,760,683
Align Technology, Inc. *	116,195	29,873,735
AmerisourceBergen Corp.	243,879	20,866,287
Anthem, Inc.	412,661	109,470,710
Baxter International, Inc.	830,709	74,115,857
Becton, Dickinson & Co.	439,994	121,077,549
Boston Scientific Corp. *	2,268,159	94,967,817
Cardinal Health, Inc.	476,647	24,409,093
Centene Corp. *	948,995	59,606,376
Cerner Corp.	509,242	36,578,853
Cigna Corp. *	607,757	116,920,292
CVS Health Corp.	2,117,060	143,579,009
Danaher Corp.	1,040,102	167,321,209
DaVita, Inc. *	144,650	11,553,196

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	360,695	20,198,920
Edwards Lifesciences Corp. *	338,961	74,523,965
HCA Healthcare, Inc.	430,208	59,712,870
Henry Schein, Inc. *	239,191	16,489,828
Hologic, Inc. *	436,260	23,348,635
Humana, Inc.	215,224	72,366,918
IDEXX Laboratories, Inc. *	139,955	37,929,205
Intuitive Surgical, Inc. *	188,047	105,264,950
Laboratory Corp. of America Holdings *	157,636	27,649,354
McKesson Corp.	292,451	41,706,437
Medtronic plc	2,180,270	251,690,369
Quest Diagnostics, Inc.	218,535	24,185,268
ResMed, Inc.	234,052	37,207,246
Steris plc	138,523	20,874,031
Stryker Corp.	523,838	110,372,667
Teleflex, Inc.	75,381	28,004,795
The Cooper Cos., Inc.	80,956	28,082,827
UnitedHealth Group, Inc.	1,541,274	419,920,101
Universal Health Services, Inc., Class B	130,547	17,899,299
Varian Medical Systems, Inc. *	148,571	20,884,626
Zimmer Biomet Holdings, Inc.	333,713	49,356,153
		2,762,298,634

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	397,453	29,498,962
Colgate-Palmolive Co.	1,394,899	102,915,648
Coty, Inc., Class A	469,771	4,819,851
Kimberly-Clark Corp.	557,092	79,797,858
The Clorox Co.	204,281	32,135,444
The Estee Lauder Cos., Inc., Class A	362,214	70,689,684
The Procter & Gamble Co.	4,056,665	505,541,592
		825,399,039

Insurance 2.3%
Aflac, Inc.	1,192,193	61,481,393
American International Group, Inc.	1,415,494	71,142,728
Aon plc	381,582	84,043,435
Arthur J. Gallagher & Co.	304,684	31,251,438
Assurant, Inc.	98,829	12,903,114
Chubb Ltd.	737,425	112,081,226
Cincinnati Financial Corp.	246,626	25,883,399
Everest Re Group Ltd.	66,175	18,302,020
Globe Life, Inc.	160,729	16,757,606
Lincoln National Corp.	323,167	17,606,138
Loews Corp.	417,981	21,505,122
Marsh & McLennan Cos., Inc.	821,903	91,938,070
MetLife, Inc.	1,268,728	63,068,469
Principal Financial Group, Inc.	419,826	22,229,787
Prudential Financial, Inc.	652,272	59,395,888
The Allstate Corp.	526,170	62,372,192
The Hartford Financial Services Group, Inc.	588,118	34,863,635
The Progressive Corp.	951,142	76,747,648
The Travelers Cos., Inc.	419,998	55,280,137
Unum Group	338,306	9,029,387
W.R. Berkley Corp.	235,914	17,346,756
Willis Towers Watson plc	208,790	44,115,239
		1,009,344,827

Materials 2.5%
Air Products & Chemicals, Inc.	358,138	85,491,122
Albemarle Corp.	173,263	13,909,554
Amcor plc *	2,630,491	27,856,900
Avery Dennison Corp.	135,944	17,841,291
Ball Corp.	531,067	38,332,416
Celanese Corp.	197,368	20,427,588
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	352,552	14,200,795
Corteva, Inc. *	1,217,333	35,205,270
Dow, Inc. *	1,207,889	55,647,446
DuPont de Nemours, Inc.	1,203,412	61,590,626
Eastman Chemical Co.	220,550	15,718,599
Ecolab, Inc.	407,631	79,940,515
FMC Corp.	210,097	20,083,172
Freeport-McMoRan, Inc.	2,367,995	26,284,744
International Flavors & Fragrances, Inc. (b)	173,609	22,761,876
International Paper Co.	640,460	26,079,531
Linde plc	873,882	177,511,651
LyondellBasell Industries N.V., Class A	418,860	32,612,440
Martin Marietta Materials, Inc.	101,633	26,810,785
Newmont Corp.	1,335,805	60,191,373
Nucor Corp.	494,289	23,473,785
Packaging Corp. of America	154,327	14,776,810
PPG Industries, Inc.	383,640	45,975,418
Sealed Air Corp.	249,413	8,854,162
The Mosaic Co.	566,967	11,248,625
The Sherwin-Williams Co.	133,556	74,389,356
Vulcan Materials Co.	215,510	30,522,681
WestRock Co.	417,663	16,288,857
		1,084,027,388

Media & Entertainment 8.3%
Activision Blizzard, Inc.	1,249,718	73,083,509
Alphabet, Inc., Class A *	487,366	698,288,257
Alphabet, Inc., Class C *	486,164	697,270,994
Charter Communications, Inc., Class A *	254,946	131,924,357
Comcast Corp., Class A	7,382,733	318,860,238
Discovery, Inc., Class A *	259,079	7,580,651
Discovery, Inc., Class C *	545,409	15,146,008
DISH Network Corp., Class A *	418,556	15,386,119
Electronic Arts, Inc. *	474,392	51,196,385
Facebook, Inc., Class A *	3,914,352	790,346,812
Fox Corp., Class A	570,700	21,161,556
Fox Corp., Class B *	265,894	9,659,929
Live Nation Entertainment, Inc. *	230,721	15,725,943
Netflix, Inc. *	712,880	246,007,759
News Corp., Class A	643,032	8,758,096
News Corp., Class B	189,200	2,643,124
Omnicom Group, Inc.	355,345	26,761,032
Take-Two Interactive Software, Inc. *	183,375	22,855,860
The Interpublic Group of Cos., Inc.	631,624	14,337,865
The Walt Disney Co.	2,931,465	405,450,924
Twitter, Inc. *	1,260,850	40,952,408
ViacomCBS, Inc., Class B	878,297	29,976,277
		3,643,374,103

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	2,405,674	194,907,707
Agilent Technologies, Inc.	502,524	41,488,381
Alexion Pharmaceuticals, Inc. *	359,178	35,698,701
Allergan plc	534,112	99,686,664
Amgen, Inc.	966,586	208,830,905
Biogen, Inc. *	293,067	78,791,063
Bristol-Myers Squibb Co.	3,813,368	240,051,516
Eli Lilly & Co.	1,374,522	191,938,252
Gilead Sciences, Inc.	2,058,349	130,087,657
Illumina, Inc. *	238,976	69,319,768
Incyte Corp. *	291,693	21,314,008
IQVIA Holdings, Inc. *	292,880	45,469,620
Johnson & Johnson	4,281,015	637,314,703
Merck & Co., Inc.	4,141,516	353,851,127
Mettler-Toledo International, Inc. *	39,555	29,950,255
Mylan N.V. *	835,655	17,899,730

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	179,854	16,632,898
Perrigo Co., plc	221,431	12,630,424
Pfizer, Inc.	9,002,190	335,241,556
Regeneron Pharmaceuticals, Inc. *	129,584	43,791,617
Thermo Fisher Scientific, Inc.	652,536	204,367,750
Vertex Pharmaceuticals, Inc. *	418,582	95,039,043
Waters Corp. *	105,113	23,523,238
Zoetis, Inc.	775,090	104,024,829
		3,231,851,412

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	198,972	32,472,230
American Tower Corp.	720,416	166,949,204
Apartment Investment & Management Co., Class A	239,872	12,643,653
AvalonBay Communities, Inc.	227,088	49,207,699
Boston Properties, Inc.	233,995	33,543,183
CBRE Group, Inc., Class A *	545,615	33,309,796
Crown Castle International Corp.	676,685	101,394,480
Digital Realty Trust, Inc.	338,951	41,687,584
Duke Realty Corp.	599,983	21,785,383
Equinix, Inc.	138,555	81,710,040
Equity Residential	568,551	47,235,217
Essex Property Trust, Inc.	107,387	33,264,197
Extra Space Storage, Inc.	210,082	23,251,876
Federal Realty Investment Trust	115,099	14,389,677
Healthpeak Properties, Inc.	805,880	29,003,621
Host Hotels & Resorts, Inc.	1,158,688	18,932,962
Iron Mountain, Inc.	471,098	14,891,408
Kimco Realty Corp.	686,846	13,084,416
Mid-America Apartment Communities, Inc.	185,739	25,485,248
Prologis, Inc.	1,028,551	95,531,817
Public Storage	244,911	54,801,285
Realty Income Corp.	529,084	41,485,477
Regency Centers Corp.	272,420	16,900,937
SBA Communications Corp.	183,040	45,679,462
Simon Property Group, Inc.	499,689	66,533,590
SL Green Realty Corp.	131,590	12,111,544
UDR, Inc.	478,127	22,907,065
Ventas, Inc.	606,202	35,074,848
Vornado Realty Trust	255,635	16,813,114
Welltower, Inc.	660,954	56,121,604
Weyerhaeuser Co.	1,211,213	35,064,616
		1,293,267,233

Retailing 6.4%
Advance Auto Parts, Inc.	111,870	14,738,873
Amazon.com, Inc. *	677,426	1,360,759,155
AutoZone, Inc. *	38,690	40,932,472
Best Buy Co., Inc.	369,923	31,328,779
Booking Holdings, Inc. *	68,089	124,640,319
CarMax, Inc. *	267,837	25,990,902
Dollar General Corp.	413,912	63,498,240
Dollar Tree, Inc. *	384,892	33,512,546
eBay, Inc.	1,241,897	41,678,063
Expedia Group, Inc.	227,493	24,671,616
Genuine Parts Co.	237,331	22,207,062
Kohl’s Corp.	252,246	10,783,517
L Brands, Inc.	384,498	8,904,974
LKQ Corp. *	496,328	16,222,481
Lowe’s Cos., Inc.	1,246,750	144,922,220
Macy’s, Inc.	506,919	8,085,358
Nordstrom, Inc.	174,767	6,441,912
O'Reilly Automotive, Inc. *	123,315	50,078,222
Ross Stores, Inc.	588,016	65,969,515
Target Corp.	823,019	91,141,124
Security	Number of Shares	Value ($)
The Gap, Inc.	347,386	6,047,990
The Home Depot, Inc.	1,774,274	404,711,899
The TJX Cos., Inc.	1,972,587	116,461,537
Tiffany & Co.	176,024	23,590,736
Tractor Supply Co.	191,053	17,758,376
Ulta Salon, Cosmetics & Fragrance, Inc. *	93,263	24,986,090
		2,780,063,978

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	1,809,039	85,024,833
Analog Devices, Inc.	599,249	65,767,578
Applied Materials, Inc.	1,504,067	87,220,845
Broadcom, Inc.	645,209	196,891,978
Intel Corp.	7,075,663	452,347,136
KLA Corp.	255,937	42,418,998
Lam Research Corp.	236,050	70,392,471
Maxim Integrated Products, Inc.	440,345	26,473,541
Microchip Technology, Inc.	388,018	37,823,995
Micron Technology, Inc. *	1,801,223	95,626,929
NVIDIA Corp.	995,567	235,381,906
Qorvo, Inc. *	189,304	20,039,721
QUALCOMM, Inc.	1,857,383	158,453,344
Skyworks Solutions, Inc.	277,776	31,430,354
Texas Instruments, Inc.	1,520,495	183,447,722
Xilinx, Inc.	409,065	34,557,811
		1,823,299,162

Software & Services 13.2%
Accenture plc, Class A	1,033,069	211,996,090
Adobe, Inc. *	787,420	276,494,659
Akamai Technologies, Inc. *	263,164	24,566,359
Alliance Data Systems Corp.	67,438	6,931,952
ANSYS, Inc. *	139,062	38,148,879
Autodesk, Inc. *	358,054	70,482,930
Automatic Data Processing, Inc.	703,939	120,648,105
Broadridge Financial Solutions, Inc.	185,654	22,120,674
Cadence Design Systems, Inc. *	457,203	32,968,908
Citrix Systems, Inc.	200,117	24,258,183
Cognizant Technology Solutions Corp., Class A	889,880	54,620,834
DXC Technology Co.	413,431	13,180,180
Fidelity National Information Services, Inc.	999,845	143,637,733
Fiserv, Inc. *	929,104	110,201,025
FleetCor Technologies, Inc. *	140,933	44,426,310
Fortinet, Inc. *	230,964	26,644,007
Gartner, Inc. *	144,915	23,299,434
Global Payments, Inc.	489,445	95,662,025
International Business Machines Corp.	1,440,370	207,024,380
Intuit, Inc.	423,522	118,747,098
Jack Henry & Associates, Inc.	124,489	18,616,085
Leidos Holdings, Inc.	217,084	21,810,430
Mastercard, Inc., Class A	1,444,067	456,238,528
Microsoft Corp.	12,408,654	2,112,325,170
NortonLifeLock, Inc.	935,288	26,580,885
Oracle Corp.	3,523,477	184,806,369
Paychex, Inc.	519,309	44,541,133
Paycom Software, Inc. *	79,750	25,373,260
PayPal Holdings, Inc. *	1,910,110	217,542,428
salesforce.com, Inc. *	1,442,772	263,031,763
ServiceNow, Inc. *	307,120	103,877,198
Synopsys, Inc. *	244,681	36,092,894
The Western Union Co.	682,637	18,362,935
VeriSign, Inc. *	167,549	34,873,649
Visa, Inc., Class A	2,784,545	554,040,919
		5,784,173,411

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	482,093	47,953,791
Apple, Inc.	6,793,790	2,102,745,943
Arista Networks, Inc. *	87,868	19,624,439
CDW Corp.	233,678	30,483,295
Cisco Systems, Inc.	6,901,855	317,278,274
Corning, Inc.	1,249,568	33,350,970
F5 Networks, Inc. *	98,090	11,978,751
FLIR Systems, Inc.	217,819	11,226,391
Hewlett Packard Enterprise Co.	2,104,030	29,309,138
HP, Inc.	2,405,691	51,289,332
IPG Photonics Corp. *	57,655	7,360,814
Juniper Networks, Inc.	540,108	12,390,078
Keysight Technologies, Inc. *	306,277	28,480,698
Motorola Solutions, Inc.	278,257	49,251,488
NetApp, Inc.	371,885	19,858,659
Seagate Technology plc	377,320	21,503,467
TE Connectivity Ltd.	542,907	50,045,167
Western Digital Corp.	484,669	31,745,819
Xerox Holdings Corp.	299,580	10,656,061
Zebra Technologies Corp., Class A *	88,049	21,045,472
		2,907,578,047

Telecommunication Services 2.1%
AT&T, Inc.	11,881,702	446,989,629
CenturyLink, Inc.	1,599,015	21,842,545
T-Mobile US, Inc. *	514,121	40,713,242
Verizon Communications, Inc.	6,726,684	399,834,097
		909,379,513

Transportation 1.9%
Alaska Air Group, Inc.	201,431	13,010,428
American Airlines Group, Inc.	635,237	17,049,761
C.H. Robinson Worldwide, Inc.	219,892	15,880,600
CSX Corp.	1,266,111	96,654,914
Delta Air Lines, Inc.	936,932	52,224,590
Expeditors International of Washington, Inc.	275,711	20,137,931
FedEx Corp.	391,117	56,571,163
JB Hunt Transport Services, Inc.	139,060	15,008,746
Kansas City Southern	161,574	27,255,918
Norfolk Southern Corp.	424,150	88,312,272
Old Dominion Freight Line, Inc.	104,089	20,425,384
Southwest Airlines Co.	770,184	42,344,716
Union Pacific Corp.	1,128,838	202,536,114
United Airlines Holdings, Inc. *	354,784	26,537,843
United Parcel Service, Inc., Class B	1,139,476	117,958,556
		811,908,936

Utilities 3.5%
AES Corp.	1,073,781	21,325,291
Alliant Energy Corp.	391,646	23,248,107
Ameren Corp.	399,784	32,802,277
American Electric Power Co., Inc.	802,917	83,680,010
American Water Works Co., Inc.	294,505	40,111,581
Atmos Energy Corp.	195,496	22,878,897
CenterPoint Energy, Inc.	817,813	21,655,688
CMS Energy Corp.	463,716	31,769,183
Consolidated Edison, Inc.	539,511	50,714,034
Dominion Energy, Inc.	1,339,356	114,849,777
Security	Number of Shares	Value ($)
DTE Energy Co.	311,878	41,358,142
Duke Energy Corp.	1,185,751	115,764,870
Edison International	582,167	44,564,884
Entergy Corp.	323,101	42,494,243
Evergy, Inc.	371,409	26,800,873
Eversource Energy	525,529	48,579,901
Exelon Corp.	1,581,700	75,273,103
FirstEnergy Corp.	878,568	44,622,469
NextEra Energy, Inc.	795,154	213,260,303
NiSource, Inc.	611,153	17,912,894
NRG Energy, Inc.	407,400	15,028,986
Pinnacle West Capital Corp.	182,973	17,874,632
PPL Corp.	1,174,209	42,494,624
Public Service Enterprise Group, Inc.	821,034	48,605,213
Sempra Energy	458,414	73,639,625
The Southern Co.	1,706,034	120,104,794
WEC Energy Group, Inc.	512,743	51,217,898
Xcel Energy, Inc.	854,502	59,122,993
		1,541,755,292
Total Common Stock
(Cost $20,856,045,322)		43,472,428,600

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	2,386,047	2,386,047
Total Other Investment Company
(Cost $2,386,047)		2,386,047
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Australia & New Zealand Banking Group Ltd.
0.95%, 02/03/20 (d)	38,039,753	38,039,753
Banco Santander
0.95%, 02/03/20 (d)	78,663,709	78,663,709
Total Short-Term Investments
(Cost $116,703,462)		116,703,462

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	1,190	191,828,000	(4,492,323)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,305,700.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$74,967,791	$1,525,533	($914,166)	($151,041)	$9,086,537	$84,514,654	1,855,426	$314,416

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$43,472,428,600	$—	$—	$43,472,428,600
Other Investment Company[1]	2,386,047	—	—	2,386,047
Short-Term Investments[1]	—	116,703,462	—	116,703,462
Liabilities
Futures Contracts[2]	(4,492,323)	—	—	(4,492,323)
Total	$43,470,322,324	$116,703,462	$—	$43,587,025,786
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Aptiv plc	84,410	7,157,124
Autoliv, Inc.	25,928	1,986,863
BorgWarner, Inc.	68,688	2,355,311
Ford Motor Co.	1,287,261	11,353,642
General Motors Co.	415,679	13,879,522
Gentex Corp.	83,942	2,498,953
Harley-Davidson, Inc.	51,547	1,721,670
Lear Corp.	18,352	2,260,599
Tesla, Inc. *	47,092	30,636,642
The Goodyear Tire & Rubber Co.	74,899	983,424
Thor Industries, Inc.	17,859	1,438,007
		76,271,757

Banks 5.2%
Associated Banc-Corp.	52,421	1,044,751
Bank of America Corp.	2,677,316	87,896,284
Bank OZK	39,106	1,062,901
BankUnited, Inc.	31,045	1,024,485
BOK Financial Corp.	10,599	836,261
CIT Group, Inc.	30,989	1,416,507
Citigroup, Inc.	722,116	53,732,652
Citizens Financial Group, Inc.	143,949	5,366,419
Comerica, Inc.	47,602	2,911,338
Commerce Bancshares, Inc.	34,503	2,334,473
Cullen/Frost Bankers, Inc.	18,693	1,666,668
East West Bancorp, Inc.	48,273	2,212,834
Essent Group Ltd.	32,857	1,630,036
F.N.B. Corp.	108,393	1,264,946
Fifth Third Bancorp	234,771	6,679,235
First Citizens BancShares, Inc., Class A	2,854	1,503,544
First Financial Bankshares, Inc.	45,227	1,516,009
First Hawaiian, Inc.	43,668	1,268,992
First Horizon National Corp.	101,562	1,624,992
First Republic Bank	55,662	6,171,803
Glacier Bancorp, Inc.	28,293	1,198,774
Hancock Whitney Corp.	28,796	1,144,353
Huntington Bancshares, Inc.	339,927	4,612,809
IBERIABANK Corp.	17,273	1,255,920
Investors Bancorp, Inc.	75,440	911,692
JPMorgan Chase & Co.	1,037,213	137,285,513
KeyCorp	325,881	6,097,233
M&T Bank Corp.	43,629	7,352,359
MGIC Investment Corp.	114,636	1,580,830
New York Community Bancorp, Inc.	152,031	1,681,463
PacWest Bancorp	39,758	1,393,518
People’s United Financial, Inc.	146,704	2,262,176
Pinnacle Financial Partners, Inc.	23,394	1,381,650
Popular, Inc.	32,233	1,803,759
Prosperity Bancshares, Inc.	31,369	2,202,104
Radian Group, Inc.	66,938	1,639,312
Regions Financial Corp.	319,244	4,970,629
Signature Bank	17,868	2,535,291
Security	Number of Shares	Value ($)
Sterling Bancorp	67,030	1,340,600
SVB Financial Group *	16,953	4,074,314
Synovus Financial Corp.	48,475	1,697,594
TFS Financial Corp.	16,400	335,052
The PNC Financial Services Group, Inc.	144,897	21,524,449
Truist Financial Corp.	443,845	22,889,087
U.S. Bancorp	469,916	25,008,930
UMB Financial Corp.	14,027	932,234
Umpqua Holdings Corp.	73,204	1,237,148
United Bankshares, Inc.	33,952	1,164,554
Valley National Bancorp	129,609	1,364,783
Webster Financial Corp.	30,730	1,378,548
Wells Fargo & Co.	1,272,736	59,742,228
Western Alliance Bancorp	31,119	1,718,702
Wintrust Financial Corp.	18,766	1,187,512
Zions Bancorp NA	56,341	2,562,952
		512,633,202

Capital Goods 6.6%
3M Co.	190,299	30,192,839
A.O. Smith Corp.	45,777	1,954,220
Acuity Brands, Inc.	12,915	1,522,291
AECOM *	52,049	2,510,323
AGCO Corp.	20,635	1,447,339
Air Lease Corp.	34,403	1,477,265
Allegion plc	30,790	3,981,763
Allison Transmission Holdings, Inc.	39,003	1,723,933
AMETEK, Inc.	75,823	7,366,204
Arconic, Inc.	127,972	3,832,761
BWX Technologies, Inc.	31,743	2,018,537
Carlisle Cos., Inc.	18,649	2,913,533
Caterpillar, Inc.	182,788	24,009,204
Crane Co.	16,966	1,449,914
Cummins, Inc.	50,686	8,108,239
Curtiss-Wright Corp.	14,280	2,076,740
Deere & Co.	104,194	16,523,085
Donaldson Co., Inc.	41,442	2,148,768
Dover Corp.	47,809	5,443,055
Eaton Corp. plc	136,841	12,927,369
EMCOR Group, Inc.	18,661	1,533,374
Emerson Electric Co.	201,580	14,439,175
EnerSys	13,627	980,599
Fastenal Co.	190,537	6,645,931
Flowserve Corp.	43,779	2,043,604
Fluor Corp.	46,510	832,064
Fortive Corp.	98,041	7,346,212
Fortune Brands Home & Security, Inc.	45,848	3,150,216
Gardner Denver Holdings, Inc. *	44,603	1,574,932
Gates Industrial Corp. plc *	14,417	179,780
Generac Holdings, Inc. *	20,749	2,149,389
General Dynamics Corp.	77,382	13,575,898
General Electric Co.	2,887,009	35,943,262
Graco, Inc.	55,281	2,938,185
GrafTech International Ltd.	18,736	201,037
HD Supply Holdings, Inc. *	54,955	2,238,867
HEICO Corp.	13,213	1,617,668

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HEICO Corp., Class A	24,022	2,309,715
Hexcel Corp.	27,546	2,044,464
Honeywell International, Inc.	236,326	40,936,390
Hubbell, Inc.	18,131	2,596,903
Huntington Ingalls Industries, Inc.	13,580	3,544,380
IDEX Corp.	25,294	4,144,422
Illinois Tool Works, Inc.	96,748	16,928,965
Ingersoll-Rand plc	79,246	10,557,945
ITT, Inc.	29,201	1,958,803
Jacobs Engineering Group, Inc.	44,782	4,143,678
Johnson Controls International plc	255,200	10,067,640
L3Harris Technologies, Inc.	73,186	16,198,257
Lennox International, Inc.	11,548	2,690,453
Lincoln Electric Holdings, Inc.	20,215	1,802,774
Lockheed Martin Corp.	82,041	35,123,393
Masco Corp.	93,917	4,462,936
MasTec, Inc. *	19,962	1,152,805
MSC Industrial Direct Co., Inc., Class A	14,524	988,649
Nordson Corp.	16,803	2,837,355
Northrop Grumman Corp.	51,883	19,433,815
nVent Electric plc	50,997	1,269,825
Oshkosh Corp.	22,571	1,942,009
Owens Corning	36,379	2,200,566
PACCAR, Inc.	114,466	8,494,522
Parker-Hannifin Corp.	42,608	8,337,960
Pentair plc	55,620	2,387,767
Proto Labs, Inc. *	8,590	889,065
Quanta Services, Inc.	47,141	1,845,570
Raytheon Co.	91,978	20,321,619
RBC Bearings, Inc. *	8,292	1,289,489
Rockwell Automation, Inc.	38,241	7,329,270
Roper Technologies, Inc.	34,339	13,105,823
Sensata Technologies Holding plc *	51,995	2,457,804
Snap-on, Inc.	18,092	2,888,026
Spirit AeroSystems Holdings, Inc., Class A	34,044	2,223,754
Stanley Black & Decker, Inc.	50,361	8,024,018
Teledyne Technologies, Inc. *	12,111	4,421,242
Textron, Inc.	75,281	3,457,656
The Boeing Co.	176,838	56,282,230
The Middleby Corp. *	18,512	2,076,306
The Timken Co.	21,912	1,151,037
The Toro Co.	35,498	2,840,550
TransDigm Group, Inc.	16,419	10,562,014
Trex Co., Inc. *	19,003	1,866,855
United Rentals, Inc. *	24,900	3,378,681
United Technologies Corp.	268,353	40,306,621
W.W. Grainger, Inc.	14,377	4,351,487
WABCO Holdings, Inc. *	17,109	2,320,836
Watsco, Inc.	10,729	1,865,988
Westinghouse Air Brake Technologies Corp.	59,936	4,426,873
Woodward, Inc.	18,687	2,173,485
Xylem, Inc.	59,867	4,888,739
		646,319,004

Commercial & Professional Services 0.9%
ADT, Inc. (a)	37,530	232,686
Cintas Corp.	27,731	7,736,117
Copart, Inc. *	67,680	6,866,813
CoStar Group, Inc. *	12,161	7,941,011
Equifax, Inc.	40,215	6,028,229
IAA, Inc. *	44,407	2,098,675
IHS Markit Ltd. *	132,527	10,451,079
Insperity, Inc.	12,400	1,083,388
KAR Auction Services, Inc.	41,718	876,912
ManpowerGroup, Inc.	19,409	1,775,729
MSA Safety, Inc.	11,702	1,586,791
Nielsen Holdings plc	118,804	2,423,602
Republic Services, Inc.	69,389	6,595,425
Security	Number of Shares	Value ($)
Robert Half International, Inc.	38,499	2,239,487
Rollins, Inc.	46,334	1,758,375
Stericycle, Inc. *	30,083	1,885,602
The Brink’s Co.	16,696	1,405,636
TransUnion	62,425	5,724,373
Verisk Analytics, Inc.	54,117	8,792,389
Waste Management, Inc.	128,887	15,685,548
		93,187,867

Consumer Durables & Apparel 1.3%
Brunswick Corp.	26,818	1,685,511
Capri Holdings Ltd. *	49,491	1,482,750
Carter’s, Inc.	14,569	1,545,334
Columbia Sportswear Co.	9,818	922,107
D.R. Horton, Inc.	110,821	6,560,603
Deckers Outdoor Corp. *	9,243	1,764,581
Garmin Ltd.	47,771	4,631,398
Hanesbrands, Inc.	120,823	1,662,525
Hasbro, Inc.	42,221	4,301,053
Kontoor Brands, Inc. *	14,724	561,573
Leggett & Platt, Inc.	43,800	2,084,442
Lennar Corp., Class A	92,679	6,150,178
lululemon Athletica, Inc. *	39,637	9,488,701
Mattel, Inc. *	115,930	1,696,056
Mohawk Industries, Inc. *	19,786	2,605,421
Newell Brands, Inc.	125,922	2,459,257
NIKE, Inc., Class B	411,997	39,675,311
NVR, Inc. *	1,153	4,400,966
Polaris, Inc.	19,133	1,757,175
PulteGroup, Inc.	83,697	3,737,071
PVH Corp.	24,313	2,119,364
Ralph Lauren Corp.	16,342	1,854,817
Skechers U.S.A., Inc., Class A *	44,618	1,668,267
Tapestry, Inc.	91,162	2,349,245
Toll Brothers, Inc.	42,829	1,899,894
Under Armour, Inc., Class A *	63,104	1,273,439
Under Armour, Inc., Class C *	64,030	1,149,979
VF Corp.	108,582	9,009,049
Whirlpool Corp.	20,804	3,040,921
		123,536,988

Consumer Services 2.1%
Aramark	82,012	3,620,010
Bright Horizons Family Solutions, Inc. *	19,193	3,142,470
Caesars Entertainment Corp. *	183,951	2,514,610
Carnival Corp.	131,941	5,743,392
Chegg, Inc. *	37,671	1,553,175
Chipotle Mexican Grill, Inc. *	8,447	7,321,522
Choice Hotels International, Inc.	10,274	1,029,455
Churchill Downs, Inc.	11,834	1,708,593
Cracker Barrel Old Country Store, Inc.	8,038	1,229,251
Darden Restaurants, Inc.	40,487	4,713,901
Domino’s Pizza, Inc.	13,520	3,809,260
Dunkin’ Brands Group, Inc.	27,592	2,154,659
Eldorado Resorts, Inc. *	21,730	1,299,019
Grand Canyon Education, Inc. *	16,119	1,261,795
H&R Block, Inc.	63,615	1,475,868
Hilton Worldwide Holdings, Inc.	93,384	10,066,795
Las Vegas Sands Corp.	111,332	7,271,093
Marriott International, Inc., Class A	89,776	12,574,027
Marriott Vacations Worldwide Corp.	12,537	1,507,449
McDonald’s Corp.	249,065	53,292,438
MGM Resorts International	170,403	5,292,717
Norwegian Cruise Line Holdings Ltd. *	70,837	3,814,573
Planet Fitness, Inc., Class A *	27,072	2,187,147
Royal Caribbean Cruises Ltd.	56,645	6,631,997
Service Corp. International	60,607	2,906,106

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ServiceMaster Global Holdings, Inc. *	45,364	1,635,372
Six Flags Entertainment Corp.	25,990	990,999
Starbucks Corp.	390,610	33,135,446
Texas Roadhouse, Inc.	21,380	1,336,250
The Wendy’s Co.	61,568	1,334,179
Vail Resorts, Inc.	13,417	3,146,421
Wyndham Destinations, Inc.	30,227	1,466,916
Wyndham Hotels & Resorts, Inc.	31,459	1,798,511
Wynn Resorts Ltd.	31,809	4,013,023
Yum! Brands, Inc.	99,786	10,554,365
		207,532,804

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	16,479	1,315,848
AGNC Investment Corp.	180,010	3,346,386
Ally Financial, Inc.	125,778	4,028,669
American Express Co.	221,837	28,809,971
Ameriprise Financial, Inc.	41,895	6,929,852
Annaly Capital Management, Inc.	469,650	4,583,784
Berkshire Hathaway, Inc., Class B *	646,828	145,167,608
BlackRock, Inc.	39,006	20,569,814
Blackstone Mortgage Trust, Inc., Class A	45,023	1,719,879
Capital One Financial Corp.	154,069	15,376,086
Cboe Global Markets, Inc.	36,829	4,538,069
Chimera Investment Corp.	62,683	1,328,880
CME Group, Inc.	118,527	25,733,397
Credit Acceptance Corp. *	4,602	1,974,166
Discover Financial Services	103,646	7,786,924
E*TRADE Financial Corp.	75,025	3,197,566
Eaton Vance Corp.	36,812	1,684,149
Equitable Holdings, Inc.	146,198	3,511,676
Evercore, Inc., Class A	12,967	993,532
FactSet Research Systems, Inc.	12,519	3,581,811
FirstCash, Inc.	13,886	1,207,665
Franklin Resources, Inc.	91,259	2,308,853
Green Dot Corp., Class A *	16,392	493,071
Interactive Brokers Group, Inc., Class A	25,103	1,179,841
Intercontinental Exchange, Inc.	184,123	18,364,428
Invesco Ltd.	123,001	2,127,917
Janus Henderson Group plc	52,158	1,318,033
Jefferies Financial Group, Inc.	81,909	1,772,511
Lazard Ltd., Class A	37,301	1,565,150
LendingTree, Inc. *	2,535	788,892
LPL Financial Holdings, Inc.	26,726	2,462,266
MarketAxess Holdings, Inc.	12,565	4,450,272
Moody’s Corp.	53,833	13,823,776
Morgan Stanley	406,929	21,266,110
Morningstar, Inc.	6,799	1,066,695
MSCI, Inc.	27,910	7,976,678
Nasdaq, Inc.	38,043	4,430,488
New Residential Investment Corp.	138,642	2,320,867
Northern Trust Corp.	70,058	6,852,373
OneMain Holdings, Inc.	25,087	1,062,936
Raymond James Financial, Inc.	40,814	3,731,624
S&P Global, Inc.	80,856	23,749,833
Santander Consumer USA Holdings, Inc.	34,243	911,549
SEI Investments Co.	41,874	2,732,697
SLM Corp.	138,796	1,515,652
Starwood Property Trust, Inc.	93,731	2,405,137
State Street Corp.	120,270	9,096,020
Stifel Financial Corp.	22,626	1,463,676
Synchrony Financial	196,732	6,376,084
T. Rowe Price Group, Inc.	77,252	10,315,460
TD Ameritrade Holding Corp.	87,595	4,159,011
The Bank of New York Mellon Corp.	277,517	12,427,211
The Charles Schwab Corp. (b)	376,145	17,133,405
The Goldman Sachs Group, Inc.	105,434	25,066,933
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	90,007	1,373,507
Voya Financial, Inc.	44,656	2,667,303
		508,141,991

Energy 3.6%
Antero Resources Corp. *	66,200	122,470
Apache Corp.	125,516	3,444,159
Baker Hughes Co.	214,698	4,650,359
Cabot Oil & Gas Corp.	134,710	1,898,064
Centennial Resource Development, Inc., Class A *	59,100	192,666
Cheniere Energy, Inc. *	76,454	4,529,135
Chevron Corp.	625,283	66,992,821
Cimarex Energy Co.	33,916	1,488,573
Concho Resources, Inc.	66,801	5,062,180
ConocoPhillips	362,898	21,567,028
Continental Resources, Inc.	28,913	787,012
CVR Energy, Inc.	10,331	357,556
Devon Energy Corp.	128,028	2,780,768
Diamondback Energy, Inc.	53,330	3,967,752
EOG Resources, Inc.	192,328	14,022,635
EQT Corp.	85,155	515,188
Equitrans Midstream Corp.	68,050	658,044
Exxon Mobil Corp.	1,399,041	86,908,427
Halliburton Co.	290,788	6,342,086
Helmerich & Payne, Inc.	36,540	1,481,697
Hess Corp.	85,684	4,847,144
HollyFrontier Corp.	48,973	2,199,867
Kinder Morgan, Inc.	643,059	13,420,641
Marathon Oil Corp.	263,355	2,994,346
Marathon Petroleum Corp.	214,755	11,704,148
Murphy Oil Corp.	48,838	1,023,644
National Oilwell Varco, Inc.	128,053	2,639,172
Noble Energy, Inc.	157,372	3,111,244
Occidental Petroleum Corp.	295,495	11,737,061
ONEOK, Inc.	136,287	10,203,808
Parsley Energy, Inc., Class A	102,129	1,699,427
PBF Energy, Inc., Class A	33,772	921,976
Peabody Energy Corp.	23,624	159,698
Phillips 66	146,951	13,426,913
Pioneer Natural Resources Co.	54,797	7,397,595
Schlumberger Ltd.	457,318	15,324,726
Targa Resources Corp.	77,514	2,829,261
TechnipFMC plc	138,686	2,289,706
The Williams Cos., Inc.	399,776	8,271,365
Transocean Ltd. *	189,158	862,560
Valero Energy Corp.	135,814	11,450,478
WPX Energy, Inc. *	139,819	1,670,837
		357,954,237

Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc. *	40,795	837,113
Casey’s General Stores, Inc.	12,222	1,966,031
Costco Wholesale Corp.	146,087	44,632,500
Performance Food Group Co. *	38,733	2,005,982
Sysco Corp.	168,707	13,857,593
The Kroger Co.	265,436	7,129,611
U.S. Foods Holding Corp. *	72,655	2,918,551
Walgreens Boots Alliance, Inc.	247,890	12,605,207
Walmart, Inc.	469,042	53,700,619
		139,653,207

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	617,441	29,346,971
Archer-Daniels-Midland Co.	184,707	8,267,485
Brown-Forman Corp., Class B	60,157	4,069,020

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bunge Ltd.	47,128	2,470,921
Campbell Soup Co.	55,642	2,692,516
ConAgra Brands, Inc.	159,985	5,266,706
Constellation Brands, Inc., Class A	55,420	10,435,586
Darling Ingredients, Inc. *	53,153	1,442,041
Flowers Foods, Inc.	64,122	1,380,547
General Mills, Inc.	199,478	10,416,741
Hormel Foods Corp.	91,674	4,332,513
Ingredion, Inc.	22,258	1,958,704
Kellogg Co.	82,756	5,644,787
Keurig Dr Pepper, Inc.	88,388	2,521,710
Lamb Weston Holdings, Inc.	48,643	4,441,592
Lancaster Colony Corp.	6,589	1,018,989
McCormick & Co., Inc. — Non Voting Shares	40,804	6,666,150
Molson Coors Beverage Co., Class B	62,447	3,470,804
Mondelez International, Inc., Class A	475,765	27,299,396
Monster Beverage Corp. *	126,216	8,405,986
National Beverage Corp. *	4,100	175,931
PepsiCo, Inc.	461,059	65,479,599
Philip Morris International, Inc.	514,612	42,558,412
Pilgrim’s Pride Corp. *	16,389	426,933
Post Holdings, Inc. *	21,983	2,298,762
Seaboard Corp.	90	347,005
The Coca-Cola Co.	1,274,983	74,459,007
The Hershey Co.	49,212	7,636,226
The JM Smucker Co.	37,424	3,877,501
The Kraft Heinz Co.	206,531	6,030,705
TreeHouse Foods, Inc. *	18,832	839,907
Tyson Foods, Inc., Class A	97,315	8,041,139
		353,720,292

Health Care Equipment & Services 6.2%
Abbott Laboratories	584,113	50,899,607
ABIOMED, Inc. *	15,020	2,798,076
Align Technology, Inc. *	23,705	6,094,556
Amedisys, Inc. *	10,618	1,873,971
AmerisourceBergen Corp.	49,603	4,244,033
Anthem, Inc.	83,854	22,244,789
Baxter International, Inc.	169,111	15,088,083
Becton, Dickinson & Co.	89,348	24,586,783
Boston Scientific Corp. *	461,142	19,308,016
Cantel Medical Corp.	12,112	788,007
Cardinal Health, Inc.	96,718	4,952,929
Centene Corp. *	193,240	12,137,404
Cerner Corp.	103,807	7,456,457
Chemed Corp.	5,287	2,469,240
Cigna Corp. *	123,505	23,759,892
Covetrus, Inc. *	32,898	404,645
CVS Health Corp.	430,186	29,175,215
Danaher Corp.	210,801	33,911,557
DaVita, Inc. *	29,236	2,335,079
DENTSPLY SIRONA, Inc.	73,257	4,102,392
DexCom, Inc. *	30,050	7,234,537
Edwards Lifesciences Corp. *	68,858	15,139,120
Encompass Health Corp.	32,963	2,539,140
Globus Medical, Inc., Class A *	25,641	1,340,511
Haemonetics Corp. *	16,531	1,775,264
HCA Healthcare, Inc.	87,502	12,145,278
HealthEquity, Inc. *	23,292	1,538,670
Henry Schein, Inc. *	48,151	3,319,530
Hill-Rom Holdings, Inc.	22,278	2,372,384
Hologic, Inc. *	89,135	4,770,505
Humana, Inc.	43,796	14,725,967
ICU Medical, Inc. *	6,378	1,163,794
IDEXX Laboratories, Inc. *	28,361	7,686,115
Insulet Corp. *	20,435	3,965,207
Integra LifeSciences Holdings Corp. *	23,608	1,299,384
Intuitive Surgical, Inc. *	38,235	21,403,188
Security	Number of Shares	Value ($)
Laboratory Corp. of America Holdings *	32,110	5,632,094
LHC Group, Inc. *	9,771	1,424,123
LivaNova plc *	16,259	1,105,124
Masimo Corp. *	16,355	2,790,163
McKesson Corp.	59,601	8,499,699
MEDNAX, Inc. *	27,268	629,073
Medtronic plc	443,023	51,142,575
Molina Healthcare, Inc. *	20,883	2,567,983
Penumbra, Inc. *	10,748	1,885,844
Quest Diagnostics, Inc.	44,790	4,956,909
ResMed, Inc.	47,688	7,580,961
Steris plc	28,176	4,245,841
Stryker Corp.	106,509	22,441,446
Teladoc Health, Inc. *	24,144	2,455,686
Teleflex, Inc.	15,380	5,713,824
The Cooper Cos., Inc.	16,481	5,717,094
UnitedHealth Group, Inc.	313,301	85,358,857
Universal Health Services, Inc., Class B	26,427	3,623,406
Varian Medical Systems, Inc. *	30,201	4,245,355
Veeva Systems, Inc., Class A *	43,508	6,378,708
West Pharmaceutical Services, Inc.	24,593	3,835,278
Wright Medical Group N.V. *	42,065	1,267,839
Zimmer Biomet Holdings, Inc.	67,992	10,056,017
		614,603,224

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	81,098	6,019,094
Colgate-Palmolive Co.	283,304	20,902,169
Coty, Inc., Class A	99,554	1,021,424
Herbalife Nutrition Ltd. *	30,162	1,171,794
Kimberly-Clark Corp.	113,348	16,235,967
Nu Skin Enterprises, Inc., Class A	18,980	618,558
The Clorox Co.	41,534	6,533,714
The Estee Lauder Cos., Inc., Class A	73,574	14,358,702
The Procter & Gamble Co.	824,629	102,765,266
		169,626,688

Insurance 2.6%
Aflac, Inc.	242,535	12,507,530
Alleghany Corp. *	4,737	3,778,515
American Financial Group, Inc.	24,522	2,667,748
American International Group, Inc.	288,038	14,476,790
American National Insurance Co.	2,743	302,169
Aon plc	77,381	17,043,165
Arch Capital Group Ltd. *	134,419	5,935,943
Arthur J. Gallagher & Co.	61,882	6,347,237
Assurant, Inc.	20,009	2,612,375
Assured Guaranty Ltd.	31,293	1,434,471
Athene Holding Ltd., Class A *	39,502	1,720,707
Axis Capital Holdings Ltd.	27,912	1,793,346
Brighthouse Financial, Inc. *	36,771	1,430,392
Brown & Brown, Inc.	77,637	3,485,901
Chubb Ltd.	149,836	22,773,574
Cincinnati Financial Corp.	50,113	5,259,359
CNA Financial Corp.	9,511	424,476
Erie Indemnity Co., Class A	6,101	1,015,817
Everest Re Group Ltd.	13,550	3,747,524
Fidelity National Financial, Inc.	90,454	4,409,633
First American Financial Corp.	37,257	2,309,189
Globe Life, Inc.	33,097	3,450,693
Kemper Corp.	20,964	1,560,141
Lincoln National Corp.	65,579	3,572,744
Loews Corp.	84,601	4,352,721
Markel Corp. *	4,544	5,329,976
Marsh & McLennan Cos., Inc.	166,833	18,661,939
MetLife, Inc.	258,537	12,851,874
Old Republic International Corp.	95,114	2,144,821

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Primerica, Inc.	13,705	1,624,865
Principal Financial Group, Inc.	85,226	4,512,717
Prudential Financial, Inc.	132,945	12,105,972
Reinsurance Group of America, Inc.	20,548	2,959,939
RenaissanceRe Holdings Ltd.	14,465	2,740,250
Selective Insurance Group, Inc.	19,709	1,305,721
The Allstate Corp.	107,059	12,690,774
The Hanover Insurance Group, Inc.	13,008	1,802,649
The Hartford Financial Services Group, Inc.	119,541	7,086,390
The Progressive Corp.	193,628	15,623,843
The Travelers Cos., Inc.	85,286	11,225,343
Unum Group	68,986	1,841,236
W.R. Berkley Corp.	48,232	3,546,499
Willis Towers Watson plc	42,390	8,956,583
		255,423,551

Materials 2.6%
Air Products & Chemicals, Inc.	72,946	17,412,940
Albemarle Corp.	35,335	2,836,694
Alcoa Corp. *	62,234	868,164
Amcor plc *	535,396	5,669,844
AptarGroup, Inc.	21,051	2,431,601
Ashland Global Holdings, Inc.	19,967	1,477,159
Avery Dennison Corp.	27,622	3,625,111
Axalta Coating Systems Ltd. *	69,482	2,001,776
Ball Corp.	108,271	7,815,001
Berry Global Group, Inc. *	43,554	1,851,916
Celanese Corp.	39,970	4,136,895
CF Industries Holdings, Inc.	71,558	2,882,356
Corteva, Inc. *	247,014	7,143,645
Crown Holdings, Inc. *	45,123	3,340,456
Dow, Inc. *	245,474	11,308,987
DuPont de Nemours, Inc.	244,954	12,536,746
Eastman Chemical Co.	44,643	3,181,707
Ecolab, Inc.	82,841	16,245,949
Element Solutions, Inc. *	74,692	873,896
FMC Corp.	42,715	4,083,127
Freeport-McMoRan, Inc.	477,883	5,304,501
Graphic Packaging Holding Co.	95,683	1,495,525
Huntsman Corp.	67,330	1,384,305
Ingevity Corp. *	13,907	907,015
International Flavors & Fragrances, Inc. (a)	35,337	4,633,034
International Paper Co.	129,373	5,268,069
Linde plc	177,636	36,083,201
Livent Corp. *	45,294	426,217
Louisiana-Pacific Corp.	38,862	1,192,286
LyondellBasell Industries N.V., Class A	84,793	6,601,983
Martin Marietta Materials, Inc.	20,568	5,425,838
NewMarket Corp.	2,440	1,072,673
Newmont Corp.	270,908	12,207,114
Nucor Corp.	100,496	4,772,555
Olin Corp.	51,689	768,615
Packaging Corp. of America	31,470	3,013,252
PPG Industries, Inc.	78,328	9,386,828
Reliance Steel & Aluminum Co.	22,215	2,550,282
Royal Gold, Inc.	21,913	2,527,007
RPM International, Inc.	42,904	3,062,058
Sealed Air Corp.	50,489	1,792,359
Sonoco Products Co.	33,411	1,909,105
Steel Dynamics, Inc.	70,342	2,101,819
The Chemours Co.	55,658	771,976
The Mosaic Co.	115,621	2,293,921
The Scotts Miracle-Gro Co.	13,135	1,612,190
The Sherwin-Williams Co.	27,164	15,130,076
United States Steel Corp. (a)	54,372	493,154
Valvoline, Inc.	62,822	1,324,288
Vulcan Materials Co.	43,573	6,171,244
W.R. Grace & Co.	18,495	1,245,823
Security	Number of Shares	Value ($)
Westlake Chemical Corp.	11,139	681,707
WestRock Co.	85,323	3,327,597
		258,661,587

Media & Entertainment 8.0%
Activision Blizzard, Inc.	253,870	14,846,318
Alphabet, Inc., Class A *	99,084	141,965,573
Alphabet, Inc., Class C *	98,844	141,765,030
Altice USA, Inc., Class A *	102,138	2,794,496
Cable One, Inc.	1,659	2,826,986
Cargurus, Inc. *	23,438	835,565
Charter Communications, Inc., Class A *	51,871	26,841,168
Cinemark Holdings, Inc.	35,543	1,119,960
Comcast Corp., Class A	1,501,718	64,859,200
Discovery, Inc., Class A *	52,444	1,534,511
Discovery, Inc., Class C *	110,934	3,080,637
DISH Network Corp., Class A *	83,848	3,082,252
Electronic Arts, Inc. *	96,587	10,423,669
Facebook, Inc., Class A *	795,834	160,686,843
Fox Corp., Class A	116,942	4,336,209
Fox Corp., Class B *	54,188	1,968,650
IAC/InterActiveCorp *	23,906	5,823,263
Liberty Broadband Corp., Class C *	50,306	6,687,177
Liberty Global plc, Class A *	53,391	1,095,583
Liberty Global plc, Class C *	136,649	2,661,923
Liberty Media Corp. — Liberty Formula One, Class C *	67,508	3,158,699
Liberty Media Corp. — Liberty SiriusXM, Class A *	27,946	1,357,337
Liberty Media Corp. — Liberty SiriusXM, Class C *	48,205	2,363,009
Live Nation Entertainment, Inc. *	46,235	3,151,378
Netflix, Inc. *	144,836	49,981,455
News Corp., Class A	128,555	1,750,919
Nexstar Media Group, Inc., Class A	15,282	1,851,414
Omnicom Group, Inc.	71,793	5,406,731
Sirius XM Holdings, Inc.	455,959	3,223,630
Snap, Inc., Class A *	259,904	4,777,036
Take-Two Interactive Software, Inc. *	37,654	4,693,195
The Interpublic Group of Cos., Inc.	128,602	2,919,265
The Madison Square Garden Co., Class A *	5,744	1,701,315
The New York Times Co., Class A	47,452	1,518,939
The Walt Disney Co.	595,911	82,420,450
TripAdvisor, Inc.	34,337	938,087
Twitter, Inc. *	257,600	8,366,848
ViacomCBS, Inc., Class B	178,522	6,092,956
World Wrestling Entertainment, Inc., Class A	15,714	768,100
Zillow Group, Inc., Class C *	41,315	1,909,166
Zynga, Inc., Class A *	311,529	1,875,405
		789,460,347

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	489,162	39,631,905
Agilent Technologies, Inc.	102,477	8,460,501
Agios Pharmaceuticals, Inc. *	19,449	947,750
Alexion Pharmaceuticals, Inc. *	73,148	7,270,180
Alkermes plc *	52,026	905,773
Allergan plc	108,529	20,255,853
Alnylam Pharmaceuticals, Inc. *	36,806	4,224,961
Amgen, Inc.	196,440	42,440,862
Bio-Rad Laboratories, Inc., Class A *	7,114	2,567,585
Bio-Techne Corp.	12,625	2,650,871
Biogen, Inc. *	59,646	16,035,827
BioMarin Pharmaceutical, Inc. *	59,672	4,982,612
Bluebird Bio, Inc. *	18,348	1,462,152
Bristol-Myers Squibb Co.	775,542	48,820,369
Bruker Corp.	33,500	1,657,245

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Catalent, Inc. *	48,616	2,970,438
Charles River Laboratories International, Inc. *	16,112	2,490,593
Eli Lilly & Co.	279,346	39,007,875
Emergent BioSolutions, Inc. *	14,214	783,049
Exact Sciences Corp. *	45,968	4,287,895
Exelixis, Inc. *	100,262	1,724,506
FibroGen, Inc. *	26,485	1,108,397
Gilead Sciences, Inc.	418,672	26,460,070
Horizon Therapeutics plc *	62,436	2,153,418
Illumina, Inc. *	48,521	14,074,486
Immunomedics, Inc. *	60,565	1,124,692
Incyte Corp. *	59,322	4,334,658
Intercept Pharmaceuticals, Inc. *	8,455	781,327
Ionis Pharmaceuticals, Inc. *	42,331	2,468,744
IQVIA Holdings, Inc. *	59,728	9,272,772
Jazz Pharmaceuticals plc *	18,561	2,660,719
Johnson & Johnson	870,261	129,555,755
Merck & Co., Inc.	841,815	71,924,674
Mettler-Toledo International, Inc. *	8,026	6,077,127
Mylan N.V. *	171,450	3,672,459
Nektar Therapeutics *	58,188	1,157,359
Neurocrine Biosciences, Inc. *	30,339	3,036,327
PerkinElmer, Inc.	36,877	3,410,385
Perrigo Co., plc	44,989	2,566,173
Pfizer, Inc.	1,829,840	68,143,242
PRA Health Sciences, Inc. *	20,762	2,103,398
Regeneron Pharmaceuticals, Inc. *	26,464	8,943,244
Sage Therapeutics, Inc. *	17,167	1,137,829
Sarepta Therapeutics, Inc. *	23,286	2,700,245
Seattle Genetics, Inc. *	37,974	4,116,002
Syneos Health, Inc. *	20,617	1,265,059
Thermo Fisher Scientific, Inc.	132,516	41,502,686
United Therapeutics Corp. *	14,658	1,431,647
Vertex Pharmaceuticals, Inc. *	85,082	19,317,868
Waters Corp. *	21,332	4,773,888
Zoetis, Inc.	157,475	21,134,720
		715,988,172

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	40,539	6,615,965
American Campus Communities, Inc.	45,738	2,098,002
American Homes 4 Rent, Class A	84,749	2,316,190
American Tower Corp.	146,459	33,940,409
Americold Realty Trust	62,843	2,166,198
Apartment Investment & Management Co., Class A	49,009	2,583,264
Apple Hospitality REIT, Inc.	67,465	1,013,324
AvalonBay Communities, Inc.	46,130	9,995,910
Boston Properties, Inc.	47,501	6,809,268
Brixmor Property Group, Inc.	96,923	1,934,583
Camden Property Trust	32,186	3,618,672
CBRE Group, Inc., Class A *	110,422	6,741,263
CoreSite Realty Corp.	12,262	1,440,172
Cousins Properties, Inc.	48,636	1,990,672
Crown Castle International Corp.	137,338	20,578,726
CubeSmart	63,449	2,009,430
CyrusOne, Inc.	37,184	2,262,646
Digital Realty Trust, Inc.	69,186	8,509,186
Douglas Emmett, Inc.	53,967	2,239,631
Duke Realty Corp.	121,687	4,418,455
EastGroup Properties, Inc.	12,736	1,732,988
EPR Properties	25,871	1,846,413
Equinix, Inc.	28,223	16,643,950
Equity Commonwealth	40,489	1,327,634
Equity LifeStyle Properties, Inc.	60,124	4,374,021
Equity Residential	115,329	9,581,533
Essex Property Trust, Inc.	21,911	6,787,151
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	42,557	4,710,209
Federal Realty Investment Trust	23,376	2,922,468
First Industrial Realty Trust, Inc.	42,574	1,817,910
Gaming & Leisure Properties, Inc.	67,360	3,183,097
Healthcare Realty Trust, Inc.	44,710	1,612,243
Healthcare Trust of America, Inc., Class A	68,512	2,194,439
Healthpeak Properties, Inc.	162,618	5,852,622
Highwoods Properties, Inc.	34,481	1,727,843
Host Hotels & Resorts, Inc.	237,333	3,878,021
Hudson Pacific Properties, Inc.	51,484	1,870,929
Invitation Homes, Inc.	177,858	5,597,191
Iron Mountain, Inc.	95,695	3,024,919
JBG SMITH Properties	39,631	1,607,037
Jones Lang LaSalle, Inc.	17,176	2,916,828
Kilroy Realty Corp.	32,306	2,667,506
Kimco Realty Corp.	140,739	2,681,078
Lamar Advertising Co., Class A	28,462	2,641,558
Liberty Property Trust	51,964	3,255,545
Life Storage, Inc.	15,551	1,760,062
Medical Properties Trust, Inc.	171,405	3,796,621
Mid-America Apartment Communities, Inc.	37,924	5,203,552
National Health Investors, Inc.	14,234	1,201,065
National Retail Properties, Inc.	56,634	3,171,504
Omega Healthcare Investors, Inc.	71,868	3,014,863
Paramount Group, Inc.	66,793	939,110
Park Hotels & Resorts, Inc.	79,118	1,735,849
Pebblebrook Hotel Trust	43,526	1,032,437
Prologis, Inc.	209,012	19,413,035
PS Business Parks, Inc.	6,686	1,120,306
Public Storage	49,659	11,111,698
Rayonier, Inc.	43,188	1,312,051
Realty Income Corp.	108,045	8,471,808
Regency Centers Corp.	54,893	3,405,562
Ryman Hospitality Properties, Inc.	18,041	1,534,026
Sabra Health Care REIT, Inc.	63,542	1,366,153
SBA Communications Corp.	37,146	9,270,156
Service Properties Trust	53,012	1,143,999
Simon Property Group, Inc.	101,525	13,518,054
SL Green Realty Corp.	26,755	2,462,530
Spirit Realty Capital, Inc.	32,990	1,741,212
STORE Capital Corp.	70,936	2,784,238
Sun Communities, Inc.	30,778	4,991,268
Sunstone Hotel Investors, Inc.	72,950	925,006
The Howard Hughes Corp. *	14,258	1,734,913
The Macerich Co.	37,236	830,735
UDR, Inc.	96,817	4,638,502
Uniti Group, Inc.	63,369	401,126
Ventas, Inc.	123,341	7,136,510
VEREIT, Inc.	355,494	3,469,621
VICI Properties, Inc.	152,150	4,077,620
Vornado Realty Trust	52,154	3,430,169
Weingarten Realty Investors	40,495	1,178,405
Welltower, Inc.	134,468	11,417,678
Weyerhaeuser Co.	245,532	7,108,151
WP Carey, Inc.	57,161	4,808,383
		376,395,077

Retailing 6.0%
Advance Auto Parts, Inc.	22,877	3,014,045
Amazon.com, Inc. *	137,729	276,658,997
American Eagle Outfitters, Inc.	52,754	759,658
AutoNation, Inc. *	19,588	831,315
AutoZone, Inc. *	7,878	8,334,609
Best Buy Co., Inc.	75,304	6,377,496
Booking Holdings, Inc. *	13,846	25,345,795
Burlington Stores, Inc. *	21,928	4,768,682
CarMax, Inc. *	54,179	5,257,530
Dollar General Corp.	84,173	12,912,980

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dollar Tree, Inc. *	78,370	6,823,676
eBay, Inc.	253,181	8,496,754
Etsy, Inc. *	38,739	1,890,851
Expedia Group, Inc.	46,292	5,020,367
Five Below, Inc. *	18,633	2,109,628
Foot Locker, Inc.	34,637	1,315,167
Genuine Parts Co.	47,966	4,488,179
GrubHub, Inc. *	30,316	1,641,611
Kohl’s Corp.	52,138	2,228,900
L Brands, Inc.	76,263	1,766,251
LKQ Corp. *	100,678	3,290,660
Lowe’s Cos., Inc.	253,460	29,462,190
Macy’s, Inc.	102,675	1,637,666
Nordstrom, Inc.	35,853	1,321,542
O'Reilly Automotive, Inc. *	25,022	10,161,434
Ollie’s Bargain Outlet Holdings, Inc. *	18,244	967,662
Penske Automotive Group, Inc.	10,978	515,637
Pool Corp.	13,161	2,886,207
Qurate Retail, Inc. Class A *	128,523	1,096,301
Ross Stores, Inc.	119,589	13,416,690
Target Corp.	167,577	18,557,477
The Gap, Inc.	71,646	1,247,357
The Home Depot, Inc.	360,715	82,279,091
The TJX Cos., Inc.	401,318	23,693,815
Tiffany & Co.	35,552	4,764,679
Tractor Supply Co.	39,158	3,639,736
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,900	5,063,499
Urban Outfitters, Inc. *	23,024	589,414
Wayfair, Inc., Class A *	21,440	2,008,928
Williams-Sonoma, Inc.	25,748	1,804,420
		588,446,896

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	368,310	17,310,570
Analog Devices, Inc.	121,955	13,384,561
Applied Materials, Inc.	305,566	17,719,772
Broadcom, Inc.	131,181	40,031,194
Cree, Inc. *	35,308	1,641,469
Cypress Semiconductor Corp.	121,636	2,837,768
Entegris, Inc.	43,944	2,274,541
First Solar, Inc. *	25,238	1,251,300
Intel Corp.	1,438,494	91,962,921
KLA Corp.	52,206	8,652,622
Lam Research Corp.	48,012	14,317,659
Marvell Technology Group Ltd.	220,952	5,311,686
Maxim Integrated Products, Inc.	89,791	5,398,235
Microchip Technology, Inc.	79,070	7,707,744
Micron Technology, Inc. *	366,240	19,443,682
MKS Instruments, Inc.	18,095	1,896,718
Monolithic Power Systems, Inc.	13,189	2,257,561
NVIDIA Corp.	202,393	47,851,777
ON Semiconductor Corp. *	136,894	3,169,096
Qorvo, Inc. *	38,437	4,068,941
QUALCOMM, Inc.	377,642	32,216,639
Semtech Corp. *	22,287	1,074,011
Silicon Laboratories, Inc. *	14,380	1,413,698
Skyworks Solutions, Inc.	56,350	6,376,002
Teradyne, Inc.	55,448	3,659,014
Texas Instruments, Inc.	308,837	37,261,184
Universal Display Corp.	13,879	2,445,063
Xilinx, Inc.	83,161	7,025,441
		399,960,869

Software & Services 13.4%
Accenture plc, Class A	209,967	43,087,328
ACI Worldwide, Inc. *	37,534	1,293,046
Adobe, Inc. *	160,130	56,228,048
Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	53,442	4,988,811
Alliance Data Systems Corp.	13,757	1,414,082
Amdocs Ltd.	45,152	3,248,686
ANSYS, Inc. *	28,356	7,778,901
Aspen Technology, Inc. *	22,688	2,699,418
Autodesk, Inc. *	72,806	14,331,861
Automatic Data Processing, Inc.	143,035	24,514,769
Black Knight, Inc. *	49,365	3,303,506
Blackbaud, Inc.	16,222	1,270,669
Booz Allen Hamilton Holding Corp.	46,785	3,651,101
Broadridge Financial Solutions, Inc.	38,033	4,531,632
CACI International, Inc., Class A *	8,308	2,221,892
Cadence Design Systems, Inc. *	92,683	6,683,371
CDK Global, Inc.	40,501	2,174,094
Cerence, Inc. *	11,925	254,599
Ceridian HCM Holding, Inc. *	33,663	2,467,161
Citrix Systems, Inc.	40,514	4,911,107
Cognizant Technology Solutions Corp., Class A	180,988	11,109,043
Coupa Software, Inc. *	20,831	3,356,916
DocuSign, Inc. *	41,613	3,267,037
Dropbox, Inc., Class A *	70,731	1,203,842
DXC Technology Co.	84,650	2,698,642
EPAM Systems, Inc. *	18,109	4,131,387
Euronet Worldwide, Inc. *	17,998	2,837,205
Fair Isaac Corp. *	9,525	3,832,669
Fidelity National Information Services, Inc.	203,370	29,216,134
FireEye, Inc. *	71,497	1,142,522
Fiserv, Inc. *	188,841	22,398,431
FleetCor Technologies, Inc. *	28,640	9,028,187
Fortinet, Inc. *	46,775	5,395,964
Gartner, Inc. *	29,577	4,755,390
Genpact Ltd.	50,665	2,242,940
Global Payments, Inc.	99,253	19,398,999
GoDaddy, Inc., Class A *	58,794	3,951,545
Guidewire Software, Inc. *	27,099	3,048,638
HubSpot, Inc. *	13,231	2,394,017
International Business Machines Corp.	293,036	42,118,064
Intuit, Inc.	86,045	24,125,297
j2 Global, Inc.	15,475	1,483,434
Jack Henry & Associates, Inc.	25,301	3,783,512
Leidos Holdings, Inc.	44,003	4,420,981
LogMeIn, Inc.	15,983	1,374,059
Mastercard, Inc., Class A	293,572	92,751,138
MAXIMUS, Inc.	21,323	1,529,925
Microsoft Corp.	2,522,863	429,466,968
New Relic, Inc. *	16,436	1,084,940
NortonLifeLock, Inc.	190,367	5,410,230
Nuance Communications, Inc. *	92,110	1,742,721
Nutanix, Inc., Class A *	47,363	1,537,877
Okta, Inc. *	37,173	4,760,003
Oracle Corp.	716,568	37,583,992
Palo Alto Networks, Inc. *	32,415	7,610,394
Paychex, Inc.	105,513	9,049,850
Paycom Software, Inc. *	16,190	5,151,010
Paylocity Holding Corp. *	11,760	1,668,626
PayPal Holdings, Inc. *	388,283	44,221,551
Pegasystems, Inc.	12,324	1,062,452
Proofpoint, Inc. *	18,498	2,271,739
PTC, Inc. *	34,630	2,878,446
RealPage, Inc. *	26,267	1,532,679
RingCentral, Inc., Class A *	24,830	5,104,551
Sabre Corp.	89,255	1,922,553
salesforce.com, Inc. *	293,393	53,488,478
Science Applications International Corp.	16,184	1,420,470
ServiceNow, Inc. *	62,402	21,106,228
Splunk, Inc. *	51,066	7,928,507
Square, Inc., Class A *	113,315	8,463,497
SS&C Technologies Holdings, Inc.	73,031	4,601,683

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Synopsys, Inc. *	49,518	7,304,400
Teradata Corp. *	37,196	905,351
The Trade Desk, Inc., Class A *	13,183	3,548,600
The Western Union Co.	139,203	3,744,561
Twilio, Inc., Class A *	41,204	5,123,305
Tyler Technologies, Inc. *	12,963	4,195,864
VeriSign, Inc. *	34,184	7,115,058
Visa, Inc., Class A	566,060	112,628,958
VMware, Inc., Class A *	26,015	3,851,781
WEX, Inc. *	14,404	3,124,516
Workday, Inc., Class A *	54,263	10,018,578
Zendesk, Inc. *	36,741	3,174,422
Zscaler, Inc. *	21,206	1,189,445
		1,325,044,284

Technology Hardware & Equipment 6.3%
Amphenol Corp., Class A	97,871	9,735,228
Apple, Inc.	1,381,215	427,499,855
Arista Networks, Inc. *	18,007	4,021,683
Arrow Electronics, Inc. *	26,637	2,022,814
Avnet, Inc.	33,048	1,205,922
CDW Corp.	47,565	6,204,854
Ciena Corp. *	51,322	2,087,266
Cisco Systems, Inc.	1,402,686	64,481,475
Cognex Corp.	56,843	2,897,288
CommScope Holding Co., Inc. *	65,396	796,850
Corning, Inc.	254,481	6,792,098
Dell Technologies, Inc., Class C *	50,944	2,484,539
Dolby Laboratories, Inc., Class A	21,477	1,489,215
F5 Networks, Inc. *	20,240	2,471,709
FLIR Systems, Inc.	44,109	2,273,378
Hewlett Packard Enterprise Co.	427,748	5,958,530
HP, Inc.	489,866	10,443,943
IPG Photonics Corp. *	11,844	1,512,124
Jabil, Inc.	45,323	1,762,611
Juniper Networks, Inc.	110,319	2,530,718
Keysight Technologies, Inc. *	61,965	5,762,125
Littelfuse, Inc.	7,933	1,403,427
Lumentum Holdings, Inc. *	25,730	1,949,562
Motorola Solutions, Inc.	56,651	10,027,227
National Instruments Corp.	39,038	1,742,266
NetApp, Inc.	75,564	4,035,118
Pure Storage, Inc., Class A *	73,397	1,306,467
Seagate Technology plc	76,596	4,365,206
SYNNEX Corp.	13,632	1,877,944
TE Connectivity Ltd.	110,465	10,182,664
Tech Data Corp. *	11,639	1,675,318
Trimble, Inc. *	82,312	3,499,906
Ubiquiti, Inc.	3,988	651,719
ViaSat, Inc. *	19,102	1,215,842
Western Digital Corp.	98,202	6,432,231
Xerox Holdings Corp.	61,141	2,174,785
Zebra Technologies Corp., Class A *	17,922	4,283,716
		621,257,623

Telecommunication Services 1.9%
AT&T, Inc.	2,415,461	90,869,643
CenturyLink, Inc.	324,464	4,432,178
GCI Liberty, Inc., Class A *	31,562	2,309,707
Intelsat S.A. *(a)	23,121	78,843
Sprint Corp. *	202,631	885,497
T-Mobile US, Inc. *	104,948	8,310,832
Telephone & Data Systems, Inc.	31,560	715,781
Verizon Communications, Inc.	1,367,152	81,263,515
Zayo Group Holdings, Inc. *	78,030	2,711,543
		191,577,539

Security	Number of Shares	Value ($)
Transportation 1.8%
Alaska Air Group, Inc.	40,307	2,603,429
AMERCO	2,722	1,010,597
American Airlines Group, Inc.	128,211	3,441,183
C.H. Robinson Worldwide, Inc.	44,858	3,239,645
CSX Corp.	257,199	19,634,572
Delta Air Lines, Inc.	190,382	10,611,893
Expeditors International of Washington, Inc.	56,400	4,119,456
FedEx Corp.	79,468	11,494,251
JB Hunt Transport Services, Inc.	28,354	3,060,247
JetBlue Airways Corp. *	95,207	1,887,955
Kansas City Southern	32,757	5,525,778
Kirby Corp. *	19,773	1,449,163
Knight-Swift Transportation Holdings, Inc.	39,957	1,481,606
Landstar System, Inc.	12,814	1,419,150
Macquarie Infrastructure Corp.	25,805	1,138,258
Norfolk Southern Corp.	86,244	17,956,863
Old Dominion Freight Line, Inc.	20,974	4,115,728
Southwest Airlines Co.	156,816	8,621,744
Spirit Airlines, Inc. *	22,837	937,916
Union Pacific Corp.	229,581	41,191,423
United Airlines Holdings, Inc. *	72,142	5,396,222
United Parcel Service, Inc., Class B	231,733	23,989,000
XPO Logistics, Inc. *	30,817	2,740,248
		177,066,327

Utilities 3.5%
AES Corp.	220,896	4,386,995
ALLETE, Inc.	17,168	1,433,185
Alliant Energy Corp.	79,584	4,724,106
Ameren Corp.	81,106	6,654,747
American Electric Power Co., Inc.	163,653	17,055,916
American Water Works Co., Inc.	59,720	8,133,864
Atmos Energy Corp.	39,260	4,594,598
Avangrid, Inc.	18,860	1,004,484
Black Hills Corp.	20,082	1,667,408
CenterPoint Energy, Inc.	164,925	4,367,214
CMS Energy Corp.	93,536	6,408,151
Consolidated Edison, Inc.	109,935	10,333,890
Dominion Energy, Inc.	272,012	23,325,029
DTE Energy Co.	63,554	8,427,896
Duke Energy Corp.	241,049	23,533,614
Edison International	118,417	9,064,821
Entergy Corp.	65,655	8,634,946
Essential Utilities, Inc.	70,790	3,676,833
Evergy, Inc.	75,357	5,437,761
Eversource Energy	106,829	9,875,273
Exelon Corp.	321,710	15,310,179
FirstEnergy Corp.	178,363	9,059,057
Hawaiian Electric Industries, Inc.	36,361	1,778,416
IDACORP, Inc.	16,803	1,885,129
MDU Resources Group, Inc.	66,777	1,977,267
National Fuel Gas Co.	28,828	1,245,081
New Jersey Resources Corp.	31,596	1,305,547
NextEra Energy, Inc.	161,622	43,347,020
NiSource, Inc.	124,360	3,644,992
NRG Energy, Inc.	82,825	3,055,414
OGE Energy Corp.	66,695	3,057,966
ONE Gas, Inc.	17,559	1,659,325
Pinnacle West Capital Corp.	37,462	3,659,663
PNM Resources, Inc.	26,572	1,441,000
Portland General Electric Co.	29,771	1,830,916
PPL Corp.	239,545	8,669,134
Public Service Enterprise Group, Inc.	166,921	9,881,723
Sempra Energy	93,263	14,981,768
Southwest Gas Holdings, Inc.	17,725	1,338,415
Spire, Inc.	16,945	1,428,802

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Southern Co.	346,826	24,416,550
UGI Corp.	68,506	2,849,164
Vistra Energy Corp.	149,478	3,366,245
WEC Energy Group, Inc.	104,255	10,414,032
Xcel Energy, Inc.	173,195	11,983,362
		346,326,898
Total Common Stock
(Cost $2,717,051,731)		9,848,790,431

Other Investment Companies 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (c)	2,233,142	2,233,142

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	1,267,224	1,267,224
Total Other Investment Companies
(Cost $3,500,366)		3,500,366

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	91	14,669,200	(136,416)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,209,185.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$15,595,187	$—	($333,670)	$51,988	$1,819,900	$17,133,405	376,145	$65,124

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,848,790,431	$—	$—	$9,848,790,431
Other Investment Companies[1]	3,500,366	—	—	3,500,366
Liabilities
Futures Contracts[2]	(136,416)	—	—	(136,416)
Total	$9,852,154,381	$—	$—	$9,852,154,381
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.1%
Adient plc *	188,942	4,857,699
American Axle & Manufacturing Holdings, Inc. *	239,756	2,215,345
Cooper Tire & Rubber Co.	107,940	2,859,331
Cooper-Standard Holdings, Inc. *	35,854	950,848
Dana, Inc.	310,875	4,790,584
Dorman Products, Inc. *	57,810	4,035,138
Fox Factory Holding Corp. *	81,020	5,332,736
Gentherm, Inc. *	70,987	3,273,210
LCI Industries	52,411	5,658,816
Modine Manufacturing Co. *	105,687	742,980
Motorcar Parts of America, Inc. *	39,984	794,082
Standard Motor Products, Inc.	45,192	2,195,427
Stoneridge, Inc. *	57,123	1,591,447
Tenneco, Inc., Class A	110,374	1,045,242
Visteon Corp. *	60,128	4,798,816
Winnebago Industries, Inc.	66,773	3,656,489
		48,798,190

Banks 11.5%
1st Constitution Bancorp	18,970	382,246
1st Source Corp.	30,527	1,440,569
ACNB Corp.	14,432	462,546
Allegiance Bancshares, Inc. *	41,242	1,534,202
Amalgamated Bank, Class A	29,050	500,822
Amerant Bancorp, Inc. *(a)	41,801	778,753
American National Bankshares, Inc.	23,352	796,303
Ameris Bancorp	131,036	5,266,337
Ames National Corp.	19,206	512,416
Arrow Financial Corp.	27,030	947,672
Atlantic Capital Bancshares, Inc. *	45,594	860,359
Atlantic Union Bankshares Corp.	171,991	5,794,377
Axos Financial, Inc. *	124,558	3,508,799
Banc of California, Inc.	97,964	1,563,505
BancFirst Corp.	40,054	2,315,121
BancorpSouth Bank	213,076	6,087,581
Bank First Corp. (a)	12,389	777,286
Bank of Commerce Holdings	35,924	384,387
Bank of Marin Bancorp	28,615	1,260,777
Bank7 Corp.	8,289	150,777
BankFinancial Corp.	28,923	360,670
Bankwell Financial Group, Inc.	13,790	372,744
Banner Corp.	75,549	3,894,551
Bar Harbor Bankshares	33,363	733,986
Baycom Corp. *	23,139	519,702
BCB Bancorp, Inc.	30,859	404,870
Berkshire Hills Bancorp, Inc.	97,253	2,737,672
Boston Private Financial Holdings, Inc.	179,036	2,041,010
Bridge Bancorp, Inc.	35,130	1,066,195
Bridgewater Bancshares, Inc. *	47,045	620,994
Brookline Bancorp, Inc.	169,210	2,571,992
Bryn Mawr Bank Corp.	42,977	1,612,497
Security	Number of Shares	Value ($)
Business First Bancshares, Inc.	26,044	645,370
Byline Bancorp, Inc.	49,808	961,294
C&F Financial Corp.	7,228	361,761
Cadence BanCorp	270,270	4,224,320
Cambridge Bancorp	9,245	667,304
Camden National Corp.	31,942	1,509,579
Capital Bancorp, Inc. *	16,489	224,580
Capital City Bank Group, Inc.	29,221	833,383
Capitol Federal Financial, Inc.	284,080	3,744,174
Capstar Financial Holdings, Inc.	32,029	479,474
Carolina Financial Corp.	49,944	1,915,352
Carter Bank & Trust *	48,800	965,752
Cathay General Bancorp	164,628	5,936,486
CBTX, Inc.	39,209	1,158,626
CenterState Bank Corp.	258,740	5,837,174
Central Pacific Financial Corp.	60,165	1,668,375
Central Valley Community Bancorp	23,928	449,607
Century Bancorp, Inc., Class A	5,970	513,420
Chemung Financial Corp.	7,551	299,548
Citizens & Northern Corp.	25,377	648,890
City Holding Co.	34,164	2,585,532
Civista Bancshares, Inc.	33,269	732,251
CNB Financial Corp.	31,478	930,490
Coastal Financial Corp. *	16,651	296,388
Codorus Valley Bancorp, Inc.	20,002	436,044
Colony Bankcorp, Inc.	15,437	236,958
Columbia Banking System, Inc.	155,083	6,001,712
Columbia Financial, Inc. *	112,571	1,887,816
Community Bank System, Inc.	109,065	7,227,738
Community Bankers Trust Corp.	46,562	411,142
Community Trust Bancorp, Inc.	32,889	1,438,894
ConnectOne Bancorp, Inc.	72,513	1,712,032
CrossFirst Bankshares, Inc. *	13,869	189,312
Customers Bancorp, Inc. *	60,407	1,291,502
CVB Financial Corp.	287,355	5,968,363
Dime Community Bancshares, Inc.	68,720	1,333,855
Eagle Bancorp, Inc.	70,550	3,083,035
Enterprise Bancorp, Inc.	18,823	583,889
Enterprise Financial Services Corp.	52,176	2,270,178
Equity Bancshares, Inc., Class A *	31,417	843,861
Esquire Financial Holdings, Inc. *	13,259	301,642
ESSA Bancorp, Inc.	20,206	342,492
Essent Group Ltd.	206,798	10,259,249
Evans Bancorp, Inc.	10,030	391,571
Farmers & Merchants Bancorp, Inc.	21,741	639,185
Farmers National Banc Corp.	55,653	880,430
FB Financial Corp.	36,263	1,292,776
Federal Agricultural Mortgage Corp., Class C	19,242	1,468,165
Fidelity D&D Bancorp, Inc.	6,119	347,865
Financial Institutions, Inc.	33,069	1,018,856
First BanCorp	460,725	4,270,921
First BanCorp (North Carolina)	62,671	2,223,567
First BanCorp, Inc.	21,986	621,764
First Bank/Hamilton NJ	35,703	382,022
First Busey Corp.	110,419	2,815,684
First Business Financial Services, Inc.	17,671	444,956

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Capital, Inc.	7,129	471,298
First Choice Bancorp	21,762	529,687
First Commonwealth Financial Corp.	210,849	2,850,678
First Community Bankshares, Inc.	33,045	968,549
First Defiance Financial Corp.	41,702	1,225,622
First Financial Bancorp	209,506	5,036,524
First Financial Bankshares, Inc.	279,608	9,372,460
First Financial Corp.	27,924	1,165,269
First Financial Northwest, Inc.	17,493	255,923
First Foundation, Inc.	83,326	1,374,879
First Guaranty Bancshares, Inc.	10,615	191,070
First Internet Bancorp	20,089	532,559
First Interstate BancSystem, Inc., Class A	81,395	3,133,707
First Merchants Corp.	117,533	4,671,937
First Mid Bancshares, Inc.	31,133	1,019,606
First Midwest Bancorp, Inc.	228,799	4,562,252
First Northwest Bancorp	18,910	298,589
Flagstar Bancorp, Inc.	73,997	2,607,654
Flushing Financial Corp.	57,530	1,143,121
FNCB Bancorp, Inc.	35,568	279,209
Franklin Financial Network, Inc.	28,338	1,044,822
Franklin Financial Services Corp.	8,719	318,418
FS Bancorp, Inc.	8,496	464,901
Fulton Financial Corp.	344,023	5,666,059
FVCBankcorp, Inc. *	25,236	402,514
German American Bancorp, Inc.	53,412	1,826,156
Glacier Bancorp, Inc.	186,549	7,904,081
Great Southern Bancorp, Inc.	23,601	1,343,133
Great Western Bancorp, Inc.	121,757	3,597,919
Greene County Bancorp, Inc.	7,334	214,079
Guaranty Bancshares, Inc.	17,108	523,505
Hancock Whitney Corp.	186,804	7,423,591
Hanmi Financial Corp.	65,787	1,106,537
HarborOne Bancorp, Inc. *	57,539	627,750
Hawthorn Bancshares, Inc.	11,763	267,608
HBT Financial, Inc. *	19,303	373,127
Heartland Financial USA, Inc.	74,952	3,665,902
Heritage Commerce Corp.	118,405	1,373,498
Heritage Financial Corp.	78,773	2,030,768
Hilltop Holdings, Inc.	150,431	3,405,758
Hingham Institution for Savings	2,920	611,419
Home Bancorp, Inc.	16,237	577,388
Home BancShares, Inc.	333,380	6,374,226
HomeStreet, Inc. *	48,000	1,541,280
HomeTrust Bancshares, Inc.	33,235	881,392
Hope Bancorp, Inc.	259,845	3,613,145
Horizon Bancorp, Inc.	79,316	1,342,027
Howard Bancorp, Inc. *	28,575	482,632
IBERIABANK Corp.	112,270	8,163,152
Independent Bank Corp.	71,228	5,142,662
Independent Bank Corp., Michigan	46,838	1,001,396
Independent Bank Group, Inc.	76,635	4,101,505
International Bancshares Corp.	119,664	4,714,762
Investar Holding Corp.	19,673	434,970
Investors Bancorp, Inc.	489,206	5,912,055
Kearny Financial Corp.	170,906	2,110,689
Lakeland Bancorp, Inc.	105,439	1,712,329
Lakeland Financial Corp.	52,665	2,498,428
LCNB Corp.	25,937	429,776
Level One Bancorp, Inc.	11,014	273,808
Live Oak Bancshares, Inc.	55,585	971,626
Luther Burbank Corp.	42,018	433,206
Macatawa Bank Corp.	56,031	591,127
Mackinac Financial Corp.	19,127	289,200
MainStreet Bancshares, Inc. *	14,760	324,720
Malvern Bancorp, Inc. *	15,895	317,900
Mercantile Bank Corp.	34,281	1,123,388
Merchants Bancorp	18,153	357,251
Meridian Bancorp, Inc.	102,796	1,849,300
Security	Number of Shares	Value ($)
Meta Financial Group, Inc.	76,230	2,837,281
Metrocity Bankshares, Inc.	33,725	541,961
Metropolitan Bank Holding Corp. *	15,250	749,537
Mid Penn Bancorp, Inc.	15,154	363,696
Midland States Bancorp, Inc.	47,078	1,243,801
MidWestOne Financial Group, Inc.	25,813	834,792
MMA Capital Holdings, Inc. *	10,183	312,414
Mr Cooper Group, Inc. *	163,648	2,025,962
MutualFirst Financial, Inc.	12,456	463,737
MVB Financial Corp.	20,532	410,229
National Bank Holdings Corp., Class A	63,232	2,061,363
National Bankshares, Inc.	13,773	562,489
NBT Bancorp, Inc.	91,940	3,474,413
Nicolet Bankshares, Inc. *	20,268	1,431,934
NMI Holdings, Inc., Class A *	139,716	4,459,735
Northeast Bank *	17,690	355,038
Northfield Bancorp, Inc.	93,759	1,489,831
Northrim BanCorp, Inc.	13,896	522,906
Northwest Bancshares, Inc.	216,308	3,401,443
Norwood Financial Corp.	12,153	413,202
Oak Valley Bancorp	14,367	265,790
OceanFirst Financial Corp.	117,876	2,741,796
Ocwen Financial Corp. *	299,933	368,918
OFG Bancorp	108,065	2,129,961
Ohio Valley Banc Corp.	8,584	283,701
Old National Bancorp	362,983	6,501,026
Old Second Bancorp, Inc.	63,164	775,970
OP Bancorp	27,171	271,438
Opus Bank	46,602	1,241,244
Origin Bancorp, Inc.	40,723	1,435,079
Orrstown Financial Services, Inc.	21,296	438,911
Pacific Mercantile Bancorp *	40,314	279,376
Pacific Premier Bancorp, Inc.	125,111	3,728,308
Park National Corp.	28,618	2,717,851
Parke Bancorp, Inc.	19,790	425,881
PCB Bancorp	26,244	399,171
PCSB Financial Corp.	35,705	709,815
Peapack-Gladstone Financial Corp.	39,443	1,152,919
Penns Woods Bancorp, Inc.	15,101	476,437
PennyMac Financial Services, Inc.	54,067	1,823,139
People’s Utah Bancorp	34,226	892,614
Peoples Bancorp of North Carolina, Inc.	10,021	274,074
Peoples Bancorp, Inc.	38,826	1,263,398
Peoples Financial Services Corp.	15,033	696,780
Pioneer Bancorp, Inc. *	23,117	339,358
Ponce de Leon Federal Bank *	17,104	240,995
Preferred Bank	29,891	1,796,748
Premier Financial Bancorp, Inc.	28,230	479,910
Provident Bancorp, Inc. *	19,741	233,141
Provident Financial Holdings, Inc.	12,133	267,047
Provident Financial Services, Inc.	131,594	3,001,659
Prudential Bancorp, Inc.	18,550	326,666
QCR Holdings, Inc.	31,731	1,304,144
Radian Group, Inc.	434,185	10,633,191
RBB Bancorp	35,720	702,970
Red River Bancshares, Inc. *	10,476	554,704
Reliant Bancorp, Inc.	22,245	472,929
Renasant Corp.	119,778	3,824,512
Republic Bancorp, Inc., Class A	20,750	869,425
Republic First Bancorp, Inc. *	90,400	288,376
Richmond Mutual BanCorp., Inc. *	28,530	433,941
Riverview Bancorp, Inc.	44,975	331,016
S&T Bancorp, Inc.	81,837	3,076,253
Sandy Spring Bancorp, Inc.	75,805	2,638,014
SB One Bancorp	17,585	420,282
Seacoast Banking Corp. of Florida *	108,813	2,954,273
Select Bancorp, Inc. *	33,934	393,634
ServisFirst Bancshares, Inc.	102,487	3,766,397
Shore Bancshares, Inc.	26,439	429,634

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sierra Bancorp	30,022	803,989
Silvergate Capital Corp., Class A *	6,846	108,030
Simmons First National Corp., Class A	204,827	4,911,751
SmartFinancial, Inc.	27,391	592,193
South Plains Financial, Inc.	21,596	469,713
South State Corp.	71,934	5,438,930
Southern First Bancshares, Inc. *	14,932	583,095
Southern Missouri Bancorp, Inc.	16,493	587,481
Southern National Bancorp of Virginia, Inc.	42,779	664,358
Southside Bancshares, Inc.	69,191	2,427,220
Spirit of Texas Bancshares, Inc. *	29,294	607,850
Sterling Bancorp, Inc.	35,705	261,718
Stock Yards Bancorp, Inc.	43,358	1,679,689
Summit Financial Group, Inc.	23,453	575,771
Territorial Bancorp, Inc.	16,732	485,730
The Bancorp, Inc. *	108,520	1,283,792
The Bank of N.T. Butterfield & Son Ltd.	119,018	3,953,778
The Bank of Princeton	11,896	362,828
The Community Financial Corp.	10,202	346,868
The First Bancshares, Inc.	35,402	1,218,537
The First of Long Island Corp.	49,600	1,094,176
Timberland Bancorp, Inc.	15,866	446,787
Tompkins Financial Corp.	30,808	2,652,261
Towne Bank	143,425	3,807,934
TriCo Bancshares	57,380	2,088,632
TriState Capital Holdings, Inc. *	52,856	1,215,159
Triumph Bancorp, Inc. *	50,438	1,966,073
TrustCo Bank Corp.	205,947	1,633,160
Trustmark Corp.	138,556	4,431,021
UMB Financial Corp.	95,415	6,341,281
Union Bankshares, Inc.	8,199	275,650
United Bankshares, Inc.	209,632	7,190,378
United Community Banks, Inc.	169,735	4,739,001
United Community Financial Corp.	101,545	1,109,887
United Security Bancshares	28,174	274,415
Unity Bancorp, Inc.	16,985	372,311
Univest Financial Corp.	62,080	1,542,067
Valley National Bancorp	832,247	8,763,561
Veritex Holdings, Inc.	108,373	3,069,123
Walker & Dunlop, Inc.	59,567	3,953,462
Washington Federal, Inc.	170,017	5,780,578
Washington Trust Bancorp, Inc.	32,764	1,550,720
Waterstone Financial, Inc.	50,056	875,479
WesBanco, Inc.	139,034	4,604,806
West Bancorp, Inc.	34,940	799,777
Westamerica Bancorp	55,862	3,539,416
Western New England Bancorp, Inc.	51,556	462,973
WSFS Financial Corp.	110,271	4,398,710
		501,286,501

Capital Goods 10.2%
AAON, Inc.	88,270	4,628,879
AAR Corp.	71,738	3,054,604
Advanced Drainage Systems, Inc.	93,318	3,879,229
Aegion Corp. *	65,727	1,373,694
Aerojet Rocketdyne Holdings, Inc. *	157,005	8,175,250
Aerovironment, Inc. *	45,902	3,057,532
Aircastle Ltd.	112,475	3,609,323
Alamo Group, Inc.	20,842	2,596,080
Albany International Corp., Class A	65,645	4,580,052
Allied Motion Technologies, Inc.	15,374	704,744
Altra Industrial Motion Corp.	138,272	4,598,927
Ameresco, Inc., Class A *	48,967	939,677
American Superconductor Corp. *	46,633	292,855
American Woodmark Corp. *	36,159	3,964,834
Apogee Enterprises, Inc.	56,314	1,791,911
Applied Industrial Technologies, Inc.	82,206	5,308,041
Arcosa, Inc.	104,670	4,579,312
Security	Number of Shares	Value ($)
Argan, Inc.	31,857	1,341,498
Armstrong Flooring, Inc. *	37,614	133,154
Astec Industries, Inc.	48,247	1,989,706
Astronics Corp. *	49,396	1,244,779
Atkore International Group, Inc. *	100,407	3,986,158
Axon Enterprise, Inc. *	125,385	9,630,822
AZZ, Inc.	56,118	2,315,429
Barnes Group, Inc.	101,071	6,384,655
Beacon Roofing Supply, Inc. *	145,783	4,826,875
Bloom Energy Corp., Class A *(a)	119,613	942,550
Blue Bird Corp. *	31,999	631,340
BlueLinx Holdings, Inc. *(a)	18,787	220,372
BMC Stock Holdings, Inc. *	143,092	4,176,140
Briggs & Stratton Corp.	87,447	320,930
Builders FirstSource, Inc. *	244,729	6,068,056
Caesarstone Ltd.	48,426	633,412
CAI International, Inc. *	35,635	969,272
Chart Industries, Inc. *	77,338	4,948,085
CIRCOR International, Inc. *	42,110	1,748,828
Columbus McKinnon Corp.	49,705	1,739,178
Comfort Systems USA, Inc.	78,266	3,631,542
Commercial Vehicle Group, Inc. *	65,877	328,726
Concrete Pumping Holdings, Inc. *	34,136	174,094
Construction Partners, Inc., Class A *	37,380	627,236
Continental Building Products, Inc. *	74,523	2,756,606
Cornerstone Building Brands, Inc. *	100,318	860,728
CSW Industrials, Inc.	31,814	2,414,046
Cubic Corp.	67,039	4,376,976
Douglas Dynamics, Inc.	47,981	2,515,644
Ducommun, Inc. *	22,951	939,384
DXP Enterprises, Inc. *	34,737	1,204,332
Dycom Industries, Inc. *	65,018	2,628,028
EMCOR Group, Inc.	119,834	9,846,760
Encore Wire Corp.	43,510	2,363,028
Energous Corp. *(a)	57,934	90,956
Energy Recovery, Inc. *	80,065	817,464
Enerpac Tool Group Corp.	118,484	2,738,165
EnerSys	91,567	6,589,161
EnPro Industries, Inc.	44,357	2,592,223
ESCO Technologies, Inc.	54,753	5,254,098
EVI Industries, Inc. *(a)	9,435	252,481
Evoqua Water Technologies Corp. *	161,297	3,221,101
Federal Signal Corp.	128,245	4,124,359
Foundation Building Materials, Inc. *	43,191	770,096
Franklin Electric Co., Inc.	99,367	5,732,482
GATX Corp.	75,115	5,718,505
Gencor Industries, Inc. *	19,194	215,165
Generac Holdings, Inc. *	131,355	13,607,064
General Finance Corp. *	24,570	237,592
Gibraltar Industries, Inc. *	69,556	3,792,193
GMS, Inc. *	85,596	2,287,125
Graham Corp.	21,274	388,889
Granite Construction, Inc.	100,529	2,727,352
Great Lakes Dredge & Dock Corp. *	129,926	1,360,325
Griffon Corp.	78,881	1,639,936
H&E Equipment Services, Inc.	68,888	1,867,554
Helios Technologies, Inc.	63,223	2,688,242
Herc Holdings, Inc. *	51,547	2,068,066
Hillenbrand, Inc.	156,882	4,554,284
Hurco Cos., Inc.	13,907	435,289
Hyster-Yale Materials Handling, Inc.	21,551	1,163,538
IES Holdings, Inc. *	17,881	447,204
Insteel Industries, Inc.	40,463	905,157
JELD-WEN Holding, Inc. *	145,351	3,470,982
John Bean Technologies Corp.	67,024	7,573,042
Kadant, Inc.	23,525	2,507,765
Kaman Corp.	59,348	3,662,959
Kennametal, Inc.	176,340	5,517,679
Kratos Defense & Security Solutions, Inc. *	193,184	3,542,995

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
L.B. Foster Co., Class A *	22,327	378,666
Lawson Products, Inc. *	8,762	413,742
Lindsay Corp.	23,134	2,314,094
Luxfer Holdings plc	59,667	951,689
Lydall, Inc. *	37,025	756,791
Masonite International Corp. *	52,913	3,974,295
MasTec, Inc. *	128,949	7,446,805
Maxar Technologies, Inc. *	127,945	2,042,002
Mayville Engineering Co., Inc. *	13,093	99,638
Mercury Systems, Inc. *	116,633	8,951,583
Meritor, Inc. *	161,352	3,535,222
Miller Industries, Inc.	23,722	816,274
Moog, Inc., Class A	69,166	6,197,965
MRC Global, Inc. *	169,800	1,911,948
Mueller Industries, Inc.	119,483	3,485,319
Mueller Water Products, Inc., Class A	337,252	3,928,986
MYR Group, Inc. *	34,697	996,498
National Presto Industries, Inc.	10,665	919,216
Navistar International Corp. *	106,738	3,908,746
NN, Inc.	90,711	782,836
Northwest Pipe Co. *	20,934	685,170
NOW, Inc. *	231,744	2,319,757
NV5 Global, Inc. *	22,475	1,395,922
Omega Flex, Inc.	6,293	663,282
Park Aerospace Corp.	40,838	631,764
Park-Ohio Holdings Corp.	18,496	543,782
Parsons Corp. *	41,145	1,682,831
Patrick Industries, Inc.	48,616	2,522,198
PGT Innovations, Inc. *	122,534	1,899,277
Plug Power, Inc. *(a)	525,788	2,032,171
Powell Industries, Inc.	19,369	799,359
Preformed Line Products Co.	6,542	357,324
Primoris Services Corp.	95,124	2,028,995
Proto Labs, Inc. *	57,892	5,991,822
Quanex Building Products Corp.	70,205	1,244,033
Raven Industries, Inc.	76,744	2,406,692
RBC Bearings, Inc. *	52,117	8,104,715
REV Group, Inc.	58,753	587,530
Rexnord Corp. *	228,182	7,450,142
Rush Enterprises, Inc., Class A	58,809	2,528,787
Rush Enterprises, Inc., Class B	9,651	428,118
Simpson Manufacturing Co., Inc.	96,126	7,946,736
SiteOne Landscape Supply, Inc. *	87,822	8,479,214
Spartan Motors, Inc.	73,008	1,241,136
SPX Corp. *	93,719	4,598,791
SPX FLOW, Inc. *	89,784	3,927,152
Standex International Corp.	26,507	1,937,397
Sterling Construction Co., Inc. *	55,757	734,598
Sunrun, Inc. *	242,076	4,122,554
Systemax, Inc.	26,162	618,731
Tennant Co.	38,722	2,990,113
Terex Corp.	136,429	3,458,475
Textainer Group Holdings Ltd. *	114,584	1,085,110
The Eastern Co.	11,372	315,004
The Gorman-Rupp Co.	38,089	1,405,865
The Greenbrier Cos., Inc.	69,387	1,671,533
The Manitowoc Co., Inc. *	75,553	1,091,741
Thermon Group Holdings, Inc. *	70,124	1,661,939
Titan International, Inc.	111,377	318,538
Titan Machinery, Inc. *	41,727	509,487
TPI Composites, Inc. *	62,706	1,301,150
Transcat, Inc. *	15,244	466,466
Trex Co., Inc. *	126,244	12,402,211
TriMas Corp. *	96,719	2,778,737
Triton International Ltd.	116,008	4,356,100
Triumph Group, Inc.	106,024	2,166,070
Tutor Perini Corp. *	86,343	972,222
Twin Disc, Inc. *	21,394	208,592
Universal Forest Products, Inc.	128,080	6,135,032
Security	Number of Shares	Value ($)
Vectrus, Inc. *	24,066	1,341,680
Veritiv Corp. *	27,944	393,452
Vicor Corp. *	38,344	1,919,117
Vivint Solar, Inc. *	93,670	764,347
Wabash National Corp.	114,228	1,325,045
Watts Water Technologies, Inc., Class A	59,074	5,890,269
Welbilt, Inc. *	278,606	4,204,165
Willis Lease Finance Corp. *	6,356	376,911
WillScot Corp. *	111,276	2,097,553
		447,944,020

Commercial & Professional Services 4.3%
ABM Industries, Inc.	142,906	5,450,435
Acacia Research Corp. *	104,359	260,897
ACCO Brands Corp.	208,484	1,801,302
Advanced Disposal Services, Inc. *	155,277	5,116,377
ASGN, Inc. *	109,730	7,427,624
Barrett Business Services, Inc.	15,553	1,288,255
BG Staffing, Inc.	21,959	441,815
Brady Corp., Class A	102,787	5,691,316
BrightView Holdings, Inc. *	66,505	1,050,779
Casella Waste Systems, Inc., Class A *	98,414	5,037,813
CBIZ, Inc. *	110,440	2,981,880
CECO Environmental Corp. *	67,677	514,345
Charah Solutions, Inc. *	19,137	38,274
Cimpress plc *	42,743	5,113,345
CompX International, Inc.	2,900	46,835
Covanta Holding Corp.	254,290	3,809,264
CRA International, Inc.	16,293	868,091
Deluxe Corp.	90,529	4,363,498
Ennis, Inc.	54,529	1,137,475
Exponent, Inc.	111,033	8,079,871
Forrester Research, Inc. *	22,880	946,546
Franklin Covey Co. *	20,737	659,437
FTI Consulting, Inc. *	79,914	9,594,475
GP Strategies Corp. *	27,890	371,216
Harsco Corp. *	167,953	2,502,500
Healthcare Services Group, Inc.	160,128	4,099,277
Heidrick & Struggles International, Inc.	40,113	1,140,011
Heritage-Crystal Clean, Inc. *	32,624	924,890
Herman Miller, Inc.	126,860	4,903,139
HNI Corp.	92,180	3,315,715
Huron Consulting Group, Inc. *	48,153	3,120,796
ICF International, Inc.	39,106	3,425,295
InnerWorkings, Inc. *	95,599	396,736
Insperity, Inc.	80,757	7,055,739
Interface, Inc.	124,802	2,006,816
Kelly Services, Inc., Class A	71,618	1,271,936
Kforce, Inc.	43,589	1,614,972
Kimball International, Inc., Class B	77,109	1,448,107
Knoll, Inc.	105,075	2,601,657
Korn Ferry	121,008	4,958,908
Matthews International Corp., Class A	66,509	2,482,116
McGrath RentCorp	52,072	4,026,207
Mistras Group, Inc. *	37,756	417,959
Mobile Mini, Inc.	94,373	3,939,129
MSA Safety, Inc.	75,762	10,273,327
NL Industries, Inc. *	20,253	68,050
PICO Holdings, Inc. *	37,639	374,508
Pitney Bowes, Inc.	371,088	1,387,869
Quad Graphics, Inc.	67,519	286,956
Resources Connection, Inc.	65,451	996,491
RR Donnelley & Sons Co.	148,636	356,726
SP Plus Corp. *	49,069	2,051,575
Steelcase, Inc., Class A	186,751	3,475,436
Team, Inc. *	64,557	877,975
Tetra Tech, Inc.	117,211	10,033,262
The Brink’s Co.	107,266	9,030,725

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TriNet Group, Inc. *	96,171	5,487,517
TrueBlue, Inc. *	83,064	1,819,932
U.S. Ecology, Inc.	51,876	2,801,823
UniFirst Corp.	32,589	6,645,875
Upwork, Inc. *	122,553	1,125,037
Viad Corp.	43,246	2,810,990
VSE Corp.	18,731	582,721
Willdan Group, Inc. *	21,333	706,762
		188,936,627

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	75,405	2,335,293
American Outdoor Brands Corp. *	115,584	1,088,801
Bassett Furniture Industries, Inc.	20,616	252,134
Beazer Homes USA, Inc. *	62,575	860,406
Callaway Golf Co.	200,844	4,302,079
Cavco Industries, Inc. *	18,531	4,151,315
Centric Brands, Inc. *(a)	34,283	68,223
Century Communities, Inc. *	58,546	1,737,060
Clarus Corp.	50,392	665,930
Crocs, Inc. *	148,503	5,629,749
Culp, Inc.	23,369	295,150
Deckers Outdoor Corp. *	60,326	11,516,837
Delta Apparel, Inc. *	12,973	325,363
Escalade, Inc.	22,596	198,845
Ethan Allen Interiors, Inc.	51,252	827,720
Flexsteel Industries, Inc.	15,605	255,922
Fossil Group, Inc. *	99,605	670,342
G-III Apparel Group Ltd. *	95,206	2,590,555
GoPro, Inc., Class A *	277,275	1,092,464
Green Brick Partners, Inc. *	53,080	615,197
Hamilton Beach Brands Holding Co., Class A	13,478	212,952
Helen of Troy Ltd. *	53,935	10,196,412
Hooker Furniture Corp.	24,626	606,785
Installed Building Products, Inc. *	48,691	3,609,464
iRobot Corp. *(a)	59,069	2,779,196
Johnson Outdoors, Inc., Class A	10,579	831,509
KB Home	183,835	6,903,004
Kontoor Brands, Inc. *	95,257	3,633,102
La-Z-Boy, Inc.	96,401	2,953,727
Legacy Housing Corp. *	12,206	171,250
LGI Homes, Inc. *	43,113	3,437,831
Lifetime Brands, Inc.	25,133	170,150
M.D.C. Holdings, Inc.	108,527	4,573,328
M/I Homes, Inc. *	58,098	2,578,970
Malibu Boats, Inc., Class A *	43,844	1,919,929
Marine Products Corp.	15,402	215,628
MasterCraft Boat Holdings, Inc. *	40,518	711,901
Meritage Homes Corp. *	77,740	5,516,430
Movado Group, Inc.	33,816	582,312
Oxford Industries, Inc.	35,590	2,469,946
Purple Innovation, Inc. *	16,507	207,493
Rocky Brands, Inc.	14,917	404,847
Skyline Champion Corp. *	108,288	3,113,280
Sonos, Inc. *	151,912	2,084,233
Steven Madden Ltd.	180,403	6,956,340
Sturm, Ruger & Co., Inc.	35,887	1,777,124
Superior Group of Cos., Inc.	24,070	277,527
Taylor Morrison Home Corp. *	226,166	5,853,176
The Lovesac Co. *	18,421	209,078
TopBuild Corp. *	71,878	8,230,750
TRI Pointe Group, Inc. *	297,397	4,835,675
Tupperware Brands Corp.	103,682	649,049
Unifi, Inc. *	31,352	674,695
Universal Electronics, Inc. *	29,133	1,442,958
Vera Bradley, Inc. *	44,209	423,522
Vince Holding Corp. *	6,386	94,321
Security	Number of Shares	Value ($)
Vista Outdoor, Inc. *	124,902	928,022
William Lyon Homes, Class A *	68,880	1,597,327
Wolverine World Wide, Inc.	170,863	5,394,145
YETI Holdings, Inc. *	88,927	3,233,386
ZAGG, Inc. *	61,938	468,251
		142,408,410

Consumer Services 3.7%
Adtalem Global Education, Inc. *	116,141	4,008,026
American Public Education, Inc. *	32,017	762,965
BBX Capital Corp.	138,011	535,483
Biglari Holdings, Inc., Class B *	2,048	222,167
BJ’s Restaurants, Inc.	41,361	1,645,341
Bloomin’ Brands, Inc.	187,393	3,892,153
Bluegreen Vacations Corp. (a)	15,000	137,700
Boyd Gaming Corp.	173,006	5,164,229
Brinker International, Inc.	80,360	3,430,568
Carriage Services, Inc.	35,511	840,545
Carrols Restaurant Group, Inc. *	74,545	338,434
Century Casinos, Inc. *	60,145	501,008
Chegg, Inc. *	254,615	10,497,776
Churchill Downs, Inc.	75,475	10,897,080
Chuy’s Holdings, Inc. *	35,210	864,406
Collectors Universe, Inc.	19,027	467,303
Cracker Barrel Old Country Store, Inc.	51,631	7,895,929
Dave & Buster’s Entertainment, Inc.	66,042	2,916,415
Del Taco Restaurants, Inc. *	63,770	480,826
Denny’s Corp. *	125,062	2,560,019
Dine Brands Global, Inc.	34,170	2,912,992
Drive Shack, Inc. *	126,888	479,637
El Pollo Loco Holdings, Inc. *	41,524	572,201
Eldorado Resorts, Inc. *	141,577	8,463,473
Everi Holdings, Inc. *	148,267	1,853,338
Fiesta Restaurant Group, Inc. *	49,166	488,218
Golden Entertainment, Inc. *	37,329	640,566
Houghton Mifflin Harcourt Co. *	222,846	1,230,110
Inspired Entertainment, Inc. *	18,366	107,625
J Alexander’s Holdings, Inc. *	27,760	265,941
Jack in the Box, Inc.	55,374	4,526,824
K12, Inc. *	84,764	1,368,091
Kura Sushi USA, Inc., Class A *	7,069	159,194
Laureate Education, Inc., Class A *	253,492	5,282,773
Lindblad Expeditions Holdings, Inc. *	49,210	811,473
Marriott Vacations Worldwide Corp.	88,987	10,699,797
Monarch Casino & Resort, Inc. *	24,382	1,308,826
Nathan’s Famous, Inc.	6,214	410,124
Noodles & Co. *	63,322	452,119
OneSpaWorld Holdings Ltd.	96,688	1,451,287
Papa John’s International, Inc.	47,640	3,086,119
Penn National Gaming, Inc. *	235,845	7,035,256
Perdoceo Education Corp. *	147,432	2,621,341
PlayAGS, Inc. *	58,075	597,011
Potbelly Corp. *	43,800	188,778
RCI Hospitality Holdings, Inc.	20,072	355,877
Red Lion Hotels Corp. *	49,311	136,098
Red Robin Gourmet Burgers, Inc. *	27,808	914,049
Red Rock Resorts, Inc., Class A	150,434	3,687,137
Regis Corp. *	49,465	767,697
Ruth’s Hospitality Group, Inc.	59,750	1,224,875
Scientific Games Corp., Class A *	120,045	2,981,918
SeaWorld Entertainment, Inc. *	101,403	3,494,347
Select Interior Concepts, Inc., Class A *	44,804	370,081
Shake Shack, Inc., Class A *	62,360	4,206,182
Strategic Education, Inc.	45,845	7,440,185
Target Hospitality Corp. *	68,698	375,778
Texas Roadhouse, Inc.	141,990	8,874,375
The Cheesecake Factory, Inc.	89,544	3,438,490
The Habit Restaurants, Inc., Class A *	44,785	622,959

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Twin River Worldwide Holdings, Inc.	37,008	986,263
Wingstop, Inc.	62,929	5,837,923
WW International, Inc. *	100,647	3,319,338
		164,105,059

Diversified Financials 3.8%
AG Mortgage Investment Trust, Inc.	68,932	1,092,572
Alerus Financial Corp.	6,417	135,399
Anworth Mortgage Asset Corp.	208,768	747,389
Apollo Commercial Real Estate Finance, Inc.	332,518	6,078,429
Ares Commercial Real Estate Corp.	58,639	958,161
Ares Management Corp., Class A	153,911	5,550,031
Arlington Asset Investment Corp., Class A	74,900	425,432
ARMOUR Residential REIT, Inc.	129,038	2,485,272
Artisan Partners Asset Management, Inc., Class A	107,501	3,590,533
Assetmark Financial Holdings, Inc. *	29,581	867,611
Associated Capital Group, Inc., Class A	4,096	171,090
B. Riley Financial, Inc.	44,248	1,186,731
Banco Latinoamericano de Comercio Exterior, S.A., Class E	66,761	1,345,902
Blackstone Mortgage Trust, Inc., Class A	270,607	10,337,187
Blucora, Inc. *	105,085	2,369,667
BrightSphere Investment Group, Inc. *	142,231	1,309,947
Cannae Holdings, Inc. *	145,497	5,915,908
Capstead Mortgage Corp.	198,834	1,634,415
Cherry Hill Mortgage Investment Corp.	33,937	521,272
Cohen & Steers, Inc.	48,918	3,618,954
Colony Credit Real Estate, Inc.	175,325	2,182,796
Cowen, Inc., Class A *	59,879	962,256
Curo Group Holdings Corp. *	32,966	343,176
Diamond Hill Investment Group, Inc.	6,840	962,867
Donnelley Financial Solutions, Inc. *	67,664	613,036
Dynex Capital, Inc.	47,903	853,631
Elevate Credit, Inc. *	49,529	287,763
Ellington Financial, Inc.	67,177	1,227,324
Encore Capital Group, Inc. *	66,069	2,243,043
Enova International, Inc. *	71,137	1,782,693
Exantas Capital Corp.	65,386	789,863
EZCORP, Inc., Class A *	107,617	669,378
Federated Investors, Inc., Class B	207,026	7,500,552
FGL Holdings	313,206	3,022,438
FirstCash, Inc.	90,215	7,845,999
Focus Financial Partners, Inc., Class A *	65,971	1,863,681
GAIN Capital Holdings, Inc.	40,142	156,955
GAMCO Investors, Inc., Class A	11,397	188,620
Granite Point Mortgage Trust, Inc.	117,134	2,142,381
Great Ajax Corp.	36,710	553,954
Green Dot Corp., Class A *	104,312	3,137,705
Greenhill & Co., Inc.	32,280	505,505
GWG Holdings, Inc. *(a)	3,801	33,221
Hamilton Lane, Inc., Class A	47,360	3,076,032
Houlihan Lokey, Inc.	90,243	4,679,100
INTL. FCStone, Inc. *	34,426	1,640,743
Invesco Mortgage Capital, Inc.	309,264	5,409,027
KKR Real Estate Finance Trust, Inc.	53,820	1,132,911
Ladder Capital Corp. REIT	221,928	4,072,379
Ladenburg Thalmann Financial Services, Inc.	254,474	888,114
LendingClub Corp. *	143,005	1,676,019
Marlin Business Services Corp.	18,213	358,796
Medallion Financial Corp. *	42,846	295,209
Moelis & Co., Class A	101,994	3,671,784
Nelnet, Inc., Class A	38,856	2,224,895
New York Mortgage Trust, Inc.	566,172	3,595,192
On Deck Capital, Inc. *	133,521	544,766
Oportun Financial Corp. *	15,398	323,974
Security	Number of Shares	Value ($)
Oppenheimer Holdings, Inc., Class A	20,916	576,236
Orchid Island Capital, Inc.	133,369	805,549
PennyMac Mortgage Investment Trust	192,972	4,486,599
Piper Sandler Cos.	29,439	2,426,657
PJT Partners, Inc., Class A	48,661	2,239,379
PRA Group, Inc. *	97,012	3,430,344
Pzena Investment Management, Inc., Class A	37,290	305,405
Ready Capital Corp.	67,512	1,101,796
Redwood Trust, Inc.	240,015	4,231,464
Regional Management Corp. *	18,036	496,892
Safeguard Scientifics, Inc.	42,764	455,009
Sculptor Capital Management, Inc.	36,074	827,538
Siebert Financial Corp. *(a)	16,650	114,385
Silvercrest Asset Management Group, Inc., Class A	17,734	210,680
Stifel Financial Corp.	142,738	9,233,721
TPG RE Finance Trust, Inc.	105,995	2,169,718
Value Line, Inc.	2,653	87,416
Virtus Investment Partners, Inc.	14,124	1,737,676
Waddell & Reed Financial, Inc., Class A	148,435	2,371,991
Western Asset Mortgage Capital Corp.	110,774	1,175,312
Westwood Holdings Group, Inc.	17,318	486,289
WisdomTree Investments, Inc.	283,844	1,194,983
World Acceptance Corp. *	11,900	1,028,993
		164,993,712

Energy 2.5%
Abraxas Petroleum Corp. *	333,304	76,327
Altus Midstream Co., Class A *	104,732	217,843
Amplify Energy Corp.	27,233	146,786
Arch Coal, Inc., Class A	32,558	1,677,714
Archrock, Inc.	278,723	2,327,337
Ardmore Shipping Corp. *	70,072	430,943
Berry Petroleum Corp.	134,495	921,291
Bonanza Creek Energy, Inc. *	40,848	743,025
Brigham Minerals, Inc., Class A	36,041	613,057
Cactus, Inc., Class A	100,878	2,907,304
California Resources Corp. *(a)	103,459	759,389
Callon Petroleum Co. *	828,238	2,484,714
Chaparral Energy, Inc., Class A *	64,581	66,518
Clean Energy Fuels Corp. *	284,851	655,157
CNX Resources Corp. *	401,887	2,905,643
Comstock Resources, Inc. *(a)	34,383	190,138
CONSOL Energy, Inc. *	55,112	448,061
Contura Energy, Inc. *	37,821	218,984
Covia Holdings Corp. *	86,510	138,416
CVR Energy, Inc.	63,178	2,186,591
Delek US Holdings, Inc.	159,007	4,366,332
Denbury Resources, Inc. *	1,045,511	1,029,828
DHT Holdings, Inc.	194,745	1,096,414
Diamond Offshore Drilling, Inc. *(a)	138,344	640,533
Diamond S Shipping, Inc. *	47,360	524,749
DMC Global, Inc.	30,132	1,260,422
Dorian LPG Ltd. *	58,336	765,368
Dril-Quip, Inc. *	78,292	3,202,143
Earthstone Energy, Inc., Class A *	41,977	209,885
Energy Fuels, Inc. *(a)	196,779	279,426
Era Group, Inc. *	40,838	405,930
Evolution Petroleum Corp.	56,495	284,735
Exterran Corp. *	61,225	330,615
Extraction Oil & Gas, Inc. *(a)	177,936	252,669
Falcon Minerals Corp.	83,507	459,288
Forum Energy Technologies, Inc. *	172,262	182,598
Frank’s International N.V. *	230,807	807,824
FTS International, Inc. *	70,517	43,156
GasLog Ltd.	88,071	570,700
Geospace Technologies Corp. *	29,479	395,313

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Golar LNG Ltd.	204,835	1,970,513
Goodrich Petroleum Corp. *	18,729	125,672
Green Plains, Inc.	73,046	910,884
Gulfport Energy Corp. *	342,824	531,377
Hallador Energy Co.	42,080	69,853
Helix Energy Solutions Group, Inc. *	306,484	2,556,077
HighPoint Resources Corp. *	233,382	270,723
Independence Contract Drilling, Inc. *	96,360	67,683
International Seaways, Inc. *	54,514	1,213,482
KLX Energy Services Holdings, Inc. *	46,628	188,377
Laredo Petroleum, Inc. *	386,265	664,376
Liberty Oilfield Services, Inc., Class A	116,304	986,258
Magnolia Oil & Gas Corp., Class A *	219,684	2,311,076
Mammoth Energy Services, Inc.	25,335	35,976
Matador Resources Co. *	239,565	3,514,418
Matrix Service Co. *	57,832	1,163,580
Montage Resources Corp. *	44,440	162,206
Nabors Industries Ltd.	760,011	1,573,223
NACCO Industries, Inc., Class A	7,792	367,315
National Energy Services Reunited Corp. *	52,603	346,654
Natural Gas Services Group, Inc. *	30,204	317,746
NCS Multistage Holdings, Inc. *	24,476	37,448
Newpark Resources, Inc. *	192,579	962,895
NextDecade Corp. *(a)	27,447	134,216
NexTier Oilfield Solutions, Inc. *	343,695	1,770,029
Nine Energy Service, Inc. *	33,083	160,122
Noble Corp. plc *	524,241	423,482
Nordic American Tankers Ltd.	296,557	1,002,363
Northern Oil & Gas, Inc. *	635,538	1,054,993
Oasis Petroleum, Inc. *	684,600	1,540,350
Oceaneering International, Inc. *	213,963	2,655,281
Oil States International, Inc. *	127,851	1,378,234
Overseas Shipholding Group, Inc., Class A *	134,333	239,113
Pacific Drilling S.A. *	62,142	114,341
Panhandle Oil & Gas, Inc., Class A	32,554	235,365
Par Pacific Holdings, Inc. *	75,401	1,517,068
Parker Drilling Co. *	19,411	326,493
PDC Energy, Inc. *	215,385	4,650,162
Peabody Energy Corp.	139,087	940,228
Penn Virginia Corp. *	29,324	626,654
PrimeEnergy Resources Corp. *	1,079	157,156
ProPetro Holding Corp. *	171,642	1,671,793
QEP Resources, Inc.	517,972	1,641,971
Renewable Energy Group, Inc. *	79,362	2,085,633
REX American Resources Corp. *	12,155	915,879
RigNet, Inc. *	31,747	132,067
Ring Energy, Inc. *	128,602	277,780
Rosehill Resources, Inc. *	21,663	22,963
RPC, Inc.	123,103	557,657
SandRidge Energy, Inc. *	63,258	161,308
Scorpio Tankers, Inc.	94,996	2,217,207
SEACOR Holdings, Inc. *	37,704	1,417,293
SEACOR Marine Holdings, Inc. *	41,879	437,217
Seadrill Ltd. *(a)	122,010	167,154
Select Energy Services, Inc., Class A *	127,070	884,407
SFL Corp., Ltd.	173,887	2,302,264
SilverBow Resources, Inc. *	14,100	75,012
SM Energy Co.	241,991	2,221,477
Smart Sand, Inc. *	48,150	97,744
Solaris Oilfield Infrastructure, Inc., Class A	65,862	759,389
Southwestern Energy Co. *	1,173,469	1,842,346
Talos Energy, Inc. *	43,032	944,122
Teekay Corp. *	147,560	525,314
Teekay Tankers Ltd., Class A *	50,595	824,193
Tellurian, Inc. *(a)	203,941	1,431,666
TETRA Technologies, Inc. *	253,261	387,489
Tidewater, Inc. *	84,365	1,280,661
U.S. Well Services, Inc. *	41,722	55,907
Security	Number of Shares	Value ($)
Unit Corp. *	110,436	44,152
Uranium Energy Corp. *	398,140	330,416
US Silica Holdings, Inc.	156,424	804,019
W&T Offshore, Inc. *	202,776	839,493
Whiting Petroleum Corp. *	195,630	888,160
World Fuel Services Corp.	138,351	5,412,291
		110,153,072

Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc. *	239,451	4,913,535
HF Foods Group, Inc. *	15,641	272,153
Ingles Markets, Inc., Class A	30,385	1,266,751
Natural Grocers by Vitamin Cottage, Inc.	19,294	174,611
Performance Food Group Co. *	221,108	11,451,183
PriceSmart, Inc.	48,419	2,966,148
Rite Aid Corp. *(a)	118,269	1,413,315
SpartanNash, Co.	76,786	935,254
The Andersons, Inc.	67,697	1,531,306
The Chefs’ Warehouse, Inc. *	52,773	1,920,937
United Natural Foods, Inc. *	113,416	816,595
Village Super Market, Inc., Class A	17,939	399,322
Weis Markets, Inc.	20,989	770,086
		28,831,196

Food, Beverage & Tobacco 1.7%
22nd Century Group, Inc. *	239,180	221,672
Alico, Inc.	8,375	301,416
B&G Foods, Inc. (a)	135,789	2,180,771
Bridgford Foods Corp. *	3,608	68,768
Cal-Maine Foods, Inc.	67,998	2,426,849
Calavo Growers, Inc.	34,799	2,665,951
Celsius Holdings, Inc. *(a)	61,409	331,609
Coca-Cola Consolidated, Inc.	10,123	2,741,410
Craft Brew Alliance, Inc. *	25,267	414,379
Darling Ingredients, Inc. *	352,877	9,573,553
Farmer Brothers Co. *	22,152	265,381
Fresh Del Monte Produce, Inc.	65,774	2,063,988
Freshpet, Inc. *	74,048	4,656,138
Hostess Brands, Inc. *	255,742	3,432,058
J&J Snack Foods Corp.	32,490	5,388,142
John B. Sanfilippo & Son, Inc.	18,604	1,568,317
Lancaster Colony Corp.	40,616	6,281,264
Landec Corp. *	55,047	616,526
Limoneira Co.	34,563	674,670
MGP Ingredients, Inc.	27,932	951,364
National Beverage Corp. *(a)	25,170	1,080,045
New Age Beverages Corp. *(a)	158,455	275,712
Primo Water Corp. *	75,144	1,132,420
Pyxus International, Inc. *(a)	17,377	119,032
Sanderson Farms, Inc.	42,751	5,886,385
Seneca Foods Corp., Class A *	14,035	555,084
The Boston Beer Co., Inc., Class A *	17,970	6,404,149
The Simply Good Foods Co. *	176,853	4,062,313
Tootsie Roll Industries, Inc.	35,089	1,196,886
Turning Point Brands, Inc.	18,177	415,163
Universal Corp.	52,759	2,804,141
Vector Group Ltd.	238,694	3,136,439
		73,891,995

Health Care Equipment & Services 7.5%
Accuray, Inc. *	190,312	740,314
Addus HomeCare Corp. *	26,697	2,518,595
Allscripts Healthcare Solutions, Inc. *	346,527	2,973,202
Alphatec Holdings, Inc. *	82,951	577,339
Amedisys, Inc. *	67,423	11,899,485
American Renal Associates Holdings, Inc. *	38,180	346,674

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	99,081	6,676,078
AngioDynamics, Inc. *	80,044	1,102,206
Antares Pharma, Inc. *	344,869	1,265,669
Apollo Medical Holdings, Inc. *	13,284	238,049
Apyx Medical Corp. *	72,585	550,920
AtriCure, Inc. *	81,946	3,187,699
Atrion Corp.	3,063	2,202,879
Avalon GloboCare Corp. *(a)	44,971	79,599
Avanos Medical, Inc. *	101,702	2,800,873
AxoGen, Inc. *	72,550	896,718
Axonics Modulation Technologies, Inc. *	33,220	964,377
BioLife Solutions, Inc. *	15,598	215,096
BioSig Technologies, Inc. *(a)	32,972	160,903
BioTelemetry, Inc. *	71,530	3,499,248
Brookdale Senior Living, Inc. *	398,595	2,626,741
Cardiovascular Systems, Inc. *	74,286	3,371,842
Castlight Health, Inc., Class B *	209,420	259,681
Catasys, Inc. *(a)	14,702	251,698
Cerus Corp. *	300,091	1,203,365
Community Health Systems, Inc. *	181,990	780,737
Computer Programs & Systems, Inc.	27,488	714,688
ConforMIS, Inc. *	132,984	132,386
CONMED Corp.	58,578	5,956,211
CorVel Corp. *	19,051	1,744,500
Cross Country Healthcare, Inc. *	75,581	748,252
CryoLife, Inc. *	78,090	2,322,397
CryoPort, Inc. *	67,838	1,214,979
Cutera, Inc. *	30,282	853,347
CytoSorbents Corp. *	65,379	322,972
Diplomat Pharmacy, Inc. *	124,243	494,487
ElectroCore, Inc. *	24,895	31,368
Enzo Biochem, Inc. *	92,538	232,270
Evolent Health, Inc., Class A *	158,510	1,597,781
Exagen, Inc. *	7,122	147,069
Genesis Healthcare, Inc. *	171,858	257,787
GenMark Diagnostics, Inc. *	117,969	635,853
Glaukos Corp. *	83,740	4,710,375
Globus Medical, Inc., Class A *	163,390	8,542,029
Haemonetics Corp. *	110,089	11,822,458
Hanger, Inc. *	78,188	1,910,133
Health Catalyst, Inc. *	17,724	578,689
HealthEquity, Inc. *	148,932	9,838,448
HealthStream, Inc. *	56,576	1,445,517
Heska Corp. *	15,117	1,514,572
HMS Holdings Corp. *	189,056	5,165,010
Inogen, Inc. *	39,283	1,739,058
Inovalon Holdings, Inc., Class A *	155,665	3,153,773
Inspire Medical Systems, Inc. *	28,945	2,165,086
Integer Holdings Corp. *	69,705	5,952,807
IntriCon Corp. *	17,104	291,281
Invacare Corp.	73,327	563,885
iRadimed Corp. *	10,051	256,300
iRhythm Technologies, Inc. *	57,006	4,881,424
Lantheus Holdings, Inc. *	83,487	1,461,857
LeMaitre Vascular, Inc.	35,466	1,276,244
LHC Group, Inc. *	64,717	9,432,503
LivaNova plc *	104,491	7,102,253
Livongo Health, Inc. *	31,256	755,145
Magellan Health, Inc. *	47,307	3,463,345
Meridian Bioscience, Inc.	90,045	886,043
Merit Medical Systems, Inc. *	115,047	4,190,012
Mesa Laboratories, Inc.	8,578	2,251,210
Misonix, Inc. *	17,058	284,698
National HealthCare Corp.	26,166	2,195,851
National Research Corp.	26,012	1,760,232
Natus Medical, Inc. *	72,277	2,261,547
Neogen Corp. *	110,265	7,417,527
Neuronetics, Inc. *	28,082	101,938
Nevro Corp. *	64,283	8,543,854
Security	Number of Shares	Value ($)
NextGen Healthcare, Inc. *	118,241	1,638,820
Novocure Ltd. *	186,706	15,209,071
NuVasive, Inc. *	111,570	8,604,278
Omnicell, Inc. *	89,130	7,244,486
OptimizeRx Corp. *	28,965	320,063
Option Care Health, Inc. *	263,816	1,102,751
OraSure Technologies, Inc. *	131,567	927,547
Orthofix Medical, Inc. *	39,027	1,688,308
OrthoPediatrics Corp. *	18,930	869,455
Owens & Minor, Inc.	131,780	824,943
Patterson Cos., Inc.	180,084	3,963,649
PetIQ, Inc. *	42,085	1,252,029
Phreesia, Inc. *	21,641	670,871
Progyny, Inc. *	24,613	684,241
Pulse Biosciences, Inc. *(a)	23,993	335,902
Quidel Corp. *	76,209	5,852,851
R1 RCM, Inc. *	221,877	2,773,462
RadNet, Inc. *	90,736	2,047,911
Rockwell Medical, Inc. *	129,859	338,932
RTI Surgical Holdings, Inc. *	118,940	494,790
SeaSpine Holdings Corp. *	34,974	516,216
Select Medical Holdings Corp. *	236,843	5,409,494
Senseonics Holdings, Inc. *(a)	257,655	210,736
Shockwave Medical, Inc. *	54,611	2,371,210
SI-BONE, Inc. *	34,895	736,633
Sientra, Inc. *	83,865	508,222
Silk Road Medical, Inc. *	34,738	1,616,706
Simulations Plus, Inc.	25,629	834,993
Soliton, Inc. *(a)	11,097	132,720
STAAR Surgical Co. *	95,590	3,215,648
Surgery Partners, Inc. *	52,356	883,246
Surmodics, Inc. *	27,903	1,099,099
Tabula Rasa HealthCare, Inc. *	41,890	2,432,552
Tactile Systems Technology, Inc. *	39,275	2,206,862
Tandem Diabetes Care, Inc. *	120,540	9,165,862
Teladoc Health, Inc. *	155,256	15,791,088
Tenet Healthcare Corp. *	221,190	6,998,452
The Ensign Group, Inc.	108,499	4,904,155
The Joint Corp. *	27,194	454,140
The Pennant Group, Inc. *	53,934	1,423,858
The Providence Service Corp. *	25,216	1,635,258
Tivity Health, Inc. *	102,233	2,212,833
TransEnterix, Inc. *(a)	43,951	59,773
TransMedics Group, Inc. *	30,226	529,257
Triple-S Management Corp., Class B *	49,602	873,987
U.S. Physical Therapy, Inc.	26,988	3,161,374
Utah Medical Products, Inc.	7,608	700,469
Vapotherm, Inc. *	32,795	342,708
Varex Imaging Corp. *	81,042	2,240,811
ViewRay, Inc. *	147,739	460,946
Vocera Communications, Inc. *	67,002	1,476,054
Wright Medical Group N.V. *	271,274	8,176,198
Zynex, Inc. *(a)	34,983	336,187
		326,673,545

Household & Personal Products 0.5%
BellRing Brands, Inc., Class A *	85,549	1,851,280
Central Garden & Pet Co. *	22,370	720,538
Central Garden & Pet Co., Class A *	90,583	2,713,867
Edgewell Personal Care Co. *	116,587	3,010,276
elf Beauty, Inc. *	56,037	878,660
Inter Parfums, Inc.	37,824	2,614,017
Lifevantage Corp. *	29,117	476,936
Medifast, Inc. (a)	23,709	2,291,001
Nature’s Sunshine Products, Inc. *	18,214	174,126
Oil-Dri Corp. of America	11,384	402,994
Revlon, Inc., Class A *(a)	14,442	308,625
USANA Health Sciences, Inc. *	26,889	1,659,051

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WD-40 Co.	29,545	5,519,597
Youngevity International, Inc. *(a)	17,188	26,813
		22,647,781

Insurance 2.3%
Ambac Financial Group, Inc. *	97,409	2,087,475
American Equity Investment Life Holding Co.	193,627	5,113,689
AMERISAFE, Inc.	41,181	2,817,604
Argo Group International Holdings Ltd.	70,060	4,595,936
BRP Group, Inc., Class A *	31,935	481,580
Citizens, Inc. *	104,232	631,646
CNO Financial Group, Inc.	326,072	5,735,606
Crawford & Co., Class A	34,321	299,966
Donegal Group, Inc., Class A	21,314	297,330
eHealth, Inc. *	48,864	5,138,538
Employers Holdings, Inc.	67,915	2,896,575
Enstar Group Ltd. *	24,603	4,804,720
FBL Financial Group, Inc., Class A	20,842	1,120,883
FedNat Holding Co.	24,276	377,006
Genworth Financial, Inc., Class A *	1,085,926	4,452,297
Global Indemnity Ltd.	18,370	579,206
Goosehead Insurance, Inc., Class A	24,414	1,273,923
Greenlight Capital Re Ltd., Class A *	61,932	576,587
Hallmark Financial Services, Inc. *	28,193	484,920
HCI Group, Inc.	13,090	579,494
Health Insurance Innovations, Inc., Class A *(a)	20,354	467,735
Heritage Insurance Holdings, Inc.	55,550	669,933
Horace Mann Educators Corp.	88,898	3,823,503
Independence Holding Co.	10,922	442,232
Investors Title Co.	3,028	477,818
James River Group Holdings Ltd.	63,834	2,741,032
Kinsale Capital Group, Inc.	43,803	5,003,179
MBIA, Inc. *	163,496	1,481,274
National General Holdings Corp.	145,340	3,164,052
National Western Life Group, Inc., Class A	4,876	1,297,016
NI Holdings, Inc. *	20,281	311,313
Palomar Holdings, Inc. *	27,129	1,450,045
ProAssurance Corp.	114,517	3,477,881
ProSight Global, Inc. *	19,079	276,073
Protective Insurance Corp., Class B	19,116	298,018
RLI Corp.	85,782	7,978,584
Safety Insurance Group, Inc.	31,758	2,924,277
Selective Insurance Group, Inc.	125,480	8,313,050
State Auto Financial Corp.	37,479	1,128,493
Stewart Information Services Corp.	50,251	2,097,979
Third Point Reinsurance Ltd. *	158,884	1,730,247
Tiptree, Inc.	53,210	364,488
Trupanion, Inc. *(a)	61,944	1,977,252
United Fire Group, Inc.	45,401	2,009,448
United Insurance Holdings Corp.	45,477	461,137
Universal Insurance Holdings, Inc.	64,150	1,561,411
Watford Holdings Ltd. *	41,592	908,785
		101,181,236

Materials 3.6%
Advanced Emissions Solutions, Inc.	34,544	393,456
AdvanSix, Inc. *	59,527	1,114,345
AK Steel Holding Corp. *	678,333	1,872,199
Allegheny Technologies, Inc. *	269,978	4,657,120
American Vanguard Corp.	62,212	1,162,120
Amyris, Inc. *(a)	126,542	323,948
Balchem Corp.	69,202	7,475,200
Boise Cascade Co.	83,596	3,026,175
Carpenter Technology Corp.	101,061	4,016,164
Century Aluminum Co. *	109,311	578,255
Security	Number of Shares	Value ($)
Chase Corp.	15,746	1,448,160
Clearwater Paper Corp. *	34,893	983,983
Cleveland-Cliffs, Inc. (a)	577,745	4,055,770
Coeur Mining, Inc. *	512,969	3,093,203
Commercial Metals Co.	253,996	5,219,618
Compass Minerals International, Inc.	73,246	4,240,211
Ferro Corp. *	175,664	2,403,083
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	188,122
Forterra, Inc. *	38,920	504,014
FutureFuel Corp.	55,522	608,521
GCP Applied Technologies, Inc. *	116,820	2,595,740
Gold Resource Corp.	128,402	706,211
Greif, Inc., Class A	55,912	2,259,963
Greif, Inc., Class B	12,762	604,919
H.B. Fuller Co.	109,699	5,069,191
Hawkins, Inc.	20,878	872,283
Haynes International, Inc.	26,521	711,028
Hecla Mining Co.	1,057,530	3,204,316
Ingevity Corp. *	90,445	5,898,823
Innophos Holdings, Inc.	41,804	1,336,056
Innospec, Inc.	52,286	5,266,769
Intrepid Potash, Inc. *	204,632	487,024
Kaiser Aluminum Corp.	33,916	3,396,687
Koppers Holdings, Inc. *	40,129	1,259,248
Kraton Corp. *	67,330	1,107,578
Kronos Worldwide, Inc.	48,778	528,754
Livent Corp. *	313,824	2,953,084
Louisiana-Pacific Corp.	253,935	7,790,726
LSB Industries, Inc. *	49,037	148,092
Marrone Bio Innovations, Inc. *	101,700	116,955
Materion Corp.	43,803	2,378,503
Minerals Technologies, Inc.	74,838	4,050,981
Myers Industries, Inc.	77,027	1,246,297
Neenah, Inc.	35,814	2,386,645
Novagold Resources, Inc. *	496,976	4,532,421
Olympic Steel, Inc.	19,559	287,517
OMNOVA Solutions, Inc. *	95,616	966,678
Orion Engineered Carbons S.A.	129,146	2,027,592
P.H. Glatfelter Co.	94,209	1,573,290
PolyOne Corp.	164,557	5,460,001
PQ Group Holdings, Inc. *	82,178	1,258,145
Quaker Chemical Corp.	28,183	4,678,942
Ramaco Resources, Inc. *	16,927	51,966
Rayonier Advanced Materials, Inc.	103,218	317,911
Ryerson Holding Corp. *	34,841	357,120
Schnitzer Steel Industries, Inc., Class A	54,785	880,943
Schweitzer-Mauduit International, Inc.	66,709	2,336,816
Sensient Technologies Corp.	91,061	5,440,895
Stepan Co.	43,877	4,328,466
Summit Materials, Inc., Class A *	242,310	5,323,551
SunCoke Energy, Inc.	155,179	912,453
Synalloy Corp. *	18,134	232,659
TimkenSteel Corp. *	87,832	560,368
Trecora Resources *	46,660	315,888
Tredegar Corp.	55,676	1,133,007
Trinseo S.A.	84,720	2,433,158
Tronox Holdings plc, Class A *	196,736	1,664,387
UFP Technologies, Inc. *	14,282	665,970
United States Lime & Minerals, Inc.	4,197	376,681
US Concrete, Inc. *	34,642	1,232,909
Valhi, Inc.	60,161	99,867
Verso Corp., Class A *	75,552	1,273,051
Warrior Met Coal, Inc.	110,914	2,091,838
Worthington Industries, Inc.	82,982	3,052,078
		159,606,108

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media & Entertainment 1.6%
AMC Entertainment Holdings, Inc., Class A (a)	110,314	719,247
Boston Omaha Corp., Class A *	22,036	444,687
Cardlytics, Inc. *	30,808	2,585,407
Care.com, Inc. *	46,689	698,934
Cargurus, Inc. *	160,828	5,733,518
Cars.com, Inc. *	143,776	1,677,866
Central European Media Enterprises Ltd., Class A *	191,911	857,842
Clear Channel Outdoor Holdings, Inc. *	102,841	280,756
comScore, Inc. *	107,296	423,819
Cumulus Media, Inc., Class A *	30,294	424,116
Daily Journal Corp. *	2,507	689,425
DHI Group, Inc. *	106,368	297,830
Emerald Expositions Events, Inc.	53,276	555,669
Entercom Communications Corp., Class A	258,978	1,028,143
Entravision Communications Corp., Class A	124,684	276,798
Eros International plc *(a)	159,234	383,754
Eventbrite, Inc., Class A *	79,038	1,671,654
EverQuote, Inc., Class A *	18,763	688,414
Fluent, Inc. *	88,752	240,518
Gaia, Inc. *	22,400	189,504
Gannett Co., Inc.	253,686	1,550,021
Glu Mobile, Inc. *	250,034	1,475,201
Gray Television, Inc. *	195,951	3,973,886
Hemisphere Media Group, Inc. *	37,358	502,092
IMAX Corp. *	112,432	1,859,625
Lee Enterprises, Inc. *	111,206	234,645
Liberty Latin America Ltd., Class A *	98,407	1,641,429
Liberty Latin America Ltd., Class C *	244,234	4,115,343
Liberty Media Corp. — Liberty Braves, Class A *	21,331	623,932
Liberty Media Corp. — Liberty Braves, Class C *	78,056	2,275,332
Liberty TripAdvisor Holdings, Inc., Class A *	157,299	926,491
LiveXLive Media, Inc. *(a)	73,289	102,605
Loral Space & Communications, Inc. *	27,486	884,225
Marchex, Inc., Class B *	74,526	254,134
MDC Partners, Inc., Class A *	124,874	283,464
Meredith Corp. (a)	85,283	2,562,754
MSG Networks, Inc., Class A *	93,024	1,414,895
National CineMedia, Inc.	133,292	983,695
QuinStreet, Inc. *	100,199	1,298,078
Reading International, Inc., Class A *	33,596	342,679
Saga Communications, Inc., Class A	7,830	237,406
Scholastic Corp.	63,388	2,088,635
TechTarget, Inc. *	49,493	1,256,627
TEGNA, Inc.	467,628	7,902,913
The E.W. Scripps Co., Class A	118,315	1,436,344
The Marcus Corp.	47,625	1,388,269
The Meet Group, Inc. *	146,517	780,936
Travelzoo *	11,052	112,178
Tribune Publishing Co.	38,386	482,128
TrueCar, Inc. *	223,986	828,748
WideOpenWest, Inc. *	51,725	349,144
Yelp, Inc. *	147,169	4,797,709
		68,833,464

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
89bio, Inc. *	6,258	167,214
Abeona Therapeutics, Inc. *	69,313	150,409
ACADIA Pharmaceuticals, Inc. *	242,009	9,665,839
Accelerate Diagnostics, Inc. *(a)	58,156	977,021
Acceleron Pharma, Inc. *	97,124	8,816,917
AcelRx Pharmaceuticals, Inc. *(a)	163,045	277,177
Security	Number of Shares	Value ($)
Acer Therapeutics, Inc. *(a)	10,439	39,668
Aclaris Therapeutics, Inc. *(a)	64,197	79,604
Acorda Therapeutics, Inc. *	93,321	189,442
Adamas Pharmaceuticals, Inc. *	46,928	241,210
ADMA Biologics, Inc. *	105,534	417,915
Aduro Biotech, Inc. *	149,669	251,444
Adverum Biotechnologies, Inc. *	116,808	1,152,895
Aeglea BioTherapeutics, Inc. *	54,376	394,770
Aerie Pharmaceuticals, Inc. *	91,254	1,868,882
Affimed N.V. *	156,323	409,566
Agenus, Inc. *	233,004	871,435
AgeX Therapeutics, Inc. *	44,218	60,579
Aimmune Therapeutics, Inc. *	97,028	3,012,719
Akcea Therapeutics, Inc. *(a)	26,867	463,993
Akebia Therapeutics, Inc. *	252,019	1,819,577
Akero Therapeutics, Inc. *	10,101	249,394
Akorn, Inc. *	199,632	305,437
Albireo Pharma, Inc. *	22,884	519,467
Aldeyra Therapeutics, Inc. *	51,005	272,367
Alector, Inc. *	65,451	1,828,701
Allakos, Inc. *	41,799	3,017,888
Allogene Therapeutics, Inc. *	83,096	1,804,845
AMAG Pharmaceuticals, Inc. *	72,244	640,082
Amicus Therapeutics, Inc. *	551,510	4,875,348
Amneal Pharmaceuticals, Inc. *	256,013	1,149,498
Amphastar Pharmaceuticals, Inc. *	76,441	1,445,499
AnaptysBio, Inc. *	52,159	757,349
Anavex Life Sciences Corp. *(a)	90,347	258,392
ANI Pharmaceuticals, Inc. *	19,422	1,204,164
Anika Therapeutics, Inc. *	28,532	1,172,951
Apellis Pharmaceuticals, Inc. *	120,701	4,962,018
Applied Therapeutics, Inc. *	13,641	715,743
Aprea Therapeutics, Inc. *	13,713	525,756
Arcus Biosciences, Inc. *	71,135	624,565
Ardelyx, Inc. *	100,424	711,002
Arena Pharmaceuticals, Inc. *	108,580	4,961,020
Arrowhead Pharmaceuticals, Inc. *	200,674	8,410,247
Arvinas Holding Co. LLC *	45,678	2,213,556
Assembly Biosciences, Inc. *	48,697	855,119
Assertio Therapeutics, Inc. *	134,103	143,490
Atara Biotherapeutics, Inc. *	111,603	1,476,508
Athenex, Inc. *	147,291	1,972,226
Athersys, Inc. *	280,264	381,159
Atreca, Inc. Class A *	13,743	252,596
Avid Bioservices, Inc. *	118,427	782,802
Avrobio, Inc. *	44,184	960,118
Axcella Health, Inc. *	17,008	82,319
Axsome Therapeutics, Inc. *	53,957	4,684,547
Baudax Bio, Inc. *	16,841	140,959
Beyondspring, Inc. *(a)	27,305	413,398
BioCryst Pharmaceuticals, Inc. *	314,070	895,100
BioDelivery Sciences International, Inc. *	180,654	948,434
Biohaven Pharmaceutical Holding Co., Ltd. *	84,218	4,083,731
BioSpecifics Technologies Corp. *	13,353	788,895
Bioxcel Therapeutics, Inc. *	15,092	250,074
Blueprint Medicines Corp. *	115,018	7,297,892
Bridgebio Pharma, Inc. *	48,228	1,663,384
Cabaletta Bio, Inc. *	13,898	228,344
Calithera Biosciences, Inc. *	103,031	618,186
Calyxt, Inc. *	19,347	107,763
Cara Therapeutics, Inc. *	84,958	1,367,824
CareDx, Inc. *	88,604	2,140,673
CASI Pharmaceuticals, Inc. *	105,221	299,880
Castle Biosciences, Inc. *	7,797	240,459
Catalyst Pharmaceuticals, Inc. *	205,684	845,361
cbdMD, Inc. *	19,647	20,433
CEL-SCI Corp. *(a)	57,982	756,085
Celcuity, Inc. *	12,209	134,787

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cellular Biomedicine Group, Inc. *	25,626	436,923
Centogene N.V. *	4,058	39,606
Cerecor, Inc. *	49,663	196,169
Checkpoint Therapeutics, Inc. *	47,968	86,822
ChemoCentryx, Inc. *	87,700	3,720,234
Chiasma, Inc. *	71,847	339,118
Chimerix, Inc. *	99,789	164,652
ChromaDex Corp. *	89,751	395,802
Clovis Oncology, Inc. *(a)	109,327	906,321
Codexis, Inc. *	114,057	1,788,414
Coherus Biosciences, Inc. *	135,084	2,436,915
Collegium Pharmaceutical, Inc. *	69,373	1,395,438
Concert Pharmaceuticals, Inc. *	46,803	499,856
Constellation Pharmaceuticals, Inc. *	32,941	1,088,371
Corbus Pharmaceuticals Holdings, Inc. *(a)	132,265	855,755
Corcept Therapeutics, Inc. *	204,608	2,592,383
CorMedix, Inc. *(a)	53,972	342,722
Cortexyme, Inc. *	24,598	1,155,860
Crinetics Pharmaceuticals, Inc. *(a)	23,464	504,007
Cue Biopharma, Inc. *	43,281	656,573
Cyclerion Therapeutics, Inc. *	49,126	161,133
Cymabay Therapeutics, Inc. *	148,258	228,317
Cytokinetics, Inc. *	118,701	1,460,022
CytomX Therapeutics, Inc. *	96,829	718,471
Deciphera Pharmaceuticals, Inc. *	42,437	2,657,829
Denali Therapeutics, Inc. *	103,596	2,399,283
Dermira, Inc. *	101,722	1,927,632
Dicerna Pharmaceuticals, Inc. *	110,671	2,185,199
Dynavax Technologies Corp. *(a)	180,938	913,737
Eagle Pharmaceuticals, Inc. *	19,586	1,054,119
Editas Medicine, Inc. *	110,657	2,924,665
Eidos Therapeutics, Inc. *	23,943	1,275,683
Eiger BioPharmaceuticals, Inc. *	52,331	646,811
Eloxx Pharmaceuticals, Inc. *	53,030	203,105
Emergent BioSolutions, Inc. *	97,965	5,396,892
Enanta Pharmaceuticals, Inc. *	36,674	1,890,178
Endo International plc *	483,924	2,743,849
Enochian Biosciences, Inc. *(a)	29,338	129,967
Epizyme, Inc. *	167,086	3,497,110
Esperion Therapeutics, Inc. *(a)	54,632	2,954,499
Evelo Biosciences, Inc. *(a)	29,924	175,654
Evofem Biosciences, Inc. *(a)	29,423	145,644
Evolus, Inc. *(a)	39,243	401,456
EyePoint Pharmaceuticals, Inc. *(a)	128,809	240,873
Fate Therapeutics, Inc. *	130,752	3,315,871
FibroGen, Inc. *	168,690	7,059,676
Five Prime Therapeutics, Inc. *	72,696	343,125
Flexion Therapeutics, Inc. *	71,857	1,258,935
Fluidigm Corp. *	146,403	562,188
Forty Seven, Inc. *	47,902	1,766,147
Frequency Therapeutics, Inc. *	12,292	293,902
Fulcrum Therapeutics, Inc. *	9,718	167,538
G1 Therapeutics, Inc. *	72,992	1,413,125
Galectin Therapeutics, Inc. *	84,431	222,054
Galera Therapeutics, Inc. *	3,658	54,285
Geron Corp. *(a)	394,288	516,517
Global Blood Therapeutics, Inc. *	124,609	8,131,983
GlycoMimetics, Inc. *	70,362	301,149
Gossamer Bio, Inc. *	91,267	1,212,026
Gritstone Oncology, Inc. *	54,304	481,133
Halozyme Therapeutics, Inc. *	307,754	5,841,171
Harpoon Therapeutics, Inc. *	15,304	203,390
Heron Therapeutics, Inc. *	181,253	3,780,938
Homology Medicines, Inc. *	52,922	828,229
Hookipa Pharma, Inc. *	21,321	255,852
IGM Biosciences, Inc. *(a)	10,541	358,289
ImmunoGen, Inc. *	314,116	1,484,198
Immunomedics, Inc. *	375,394	6,971,067
Innoviva, Inc. *	138,034	1,905,559
Security	Number of Shares	Value ($)
Inovio Pharmaceuticals, Inc. *(a)	201,652	913,484
Insmed, Inc. *	192,008	3,943,844
Intellia Therapeutics, Inc. *	82,493	982,492
Intercept Pharmaceuticals, Inc. *	54,015	4,991,526
Intersect ENT, Inc. *	65,602	1,695,156
Intra-Cellular Therapies, Inc. *	96,129	2,181,167
Intrexon Corp. *(a)	154,675	719,239
Invitae Corp. *	186,773	3,483,316
Iovance Biotherapeutics, Inc. *	252,149	5,481,719
Ironwood Pharmaceuticals, Inc. *	331,061	3,999,217
Jounce Therapeutics, Inc. *	34,120	214,615
Kadmon Holdings, Inc. *	337,770	1,550,364
Kala Pharmaceuticals, Inc. *(a)	49,622	295,747
Kaleido Biosciences, Inc. *(a)	24,307	208,554
KalVista Pharmaceuticals, Inc. *	26,829	410,484
Karuna Therapeutics, Inc. *	9,943	943,690
Karyopharm Therapeutics, Inc. *	128,214	2,070,656
Kezar Life Sciences, Inc. *	32,337	99,275
Kindred Biosciences, Inc. *	81,036	707,444
Kiniksa Pharmaceuticals Ltd., Class A *	29,404	432,533
Kodiak Sciences, Inc. *	50,731	3,098,142
Krystal Biotech, Inc. *	22,525	1,177,157
Kura Oncology, Inc. *	76,068	893,038
La Jolla Pharmaceutical Co. *	44,342	303,743
Lannett Co., Inc. *	70,713	575,604
Lexicon Pharmaceuticals, Inc. *(a)	90,397	279,327
Ligand Pharmaceuticals, Inc. *	36,852	3,235,974
Lineage Cell Therapeutics, Inc. *	233,687	240,698
Liquidia Technologies, Inc. *	27,919	162,209
LogicBio Therapeutics, Inc. *	18,169	179,328
Luminex Corp.	90,740	2,058,437
MacroGenics, Inc. *	102,034	943,815
Madrigal Pharmaceuticals, Inc. *	16,785	1,393,491
Magenta Therapeutics, Inc. *	40,522	481,401
Mallinckrodt plc *(a)	181,019	830,877
MannKind Corp. *(a)	413,539	607,902
Marinus Pharmaceuticals, Inc. *	104,440	212,013
Marker Therapeutics, Inc. *(a)	56,393	146,058
MediciNova, Inc. *	88,999	515,304
Medpace Holdings, Inc. *	59,184	5,063,191
MEI Pharma, Inc. *	154,791	354,471
MeiraGTx Holdings plc *	37,202	673,728
Menlo Therapeutics, Inc. *	32,171	147,987
Mersana Therapeutics, Inc. *	78,110	527,243
Millendo Therapeutics, Inc. *	19,511	154,917
Minerva Neurosciences, Inc. *	64,523	524,572
Mirati Therapeutics, Inc. *	58,382	5,069,309
Mirum Pharmaceuticals, Inc. *	5,831	91,692
Molecular Templates, Inc. *	37,340	557,860
Momenta Pharmaceuticals, Inc. *	211,914	6,149,744
Morphic Holding, Inc. *(a)	10,420	209,442
Mustang Bio, Inc. *	57,935	212,621
MyoKardia, Inc. *	95,343	6,486,184
Myriad Genetics, Inc. *	152,669	4,221,298
NanoString Technologies, Inc. *	72,006	1,956,403
Natera, Inc. *	133,653	4,679,192
NeoGenomics, Inc. *	205,028	6,608,052
Neon Therapeutics, Inc. *	30,308	40,916
NextCure, Inc. *	30,454	1,301,909
NGM Biopharmaceuticals, Inc. *	51,815	837,849
Novavax, Inc. *(a)	56,440	430,073
Ocular Therapeutix, Inc. *(a)	92,842	404,791
Odonate Therapeutics, Inc. *	25,474	743,841
Omeros Corp. *(a)	101,619	1,296,658
Oncocyte Corp. *	44,686	116,630
OPKO Health, Inc. *	836,638	1,213,125
Optinose, Inc. *	54,556	427,173
Organogenesis Holdings, Inc. *	21,873	97,772
Osmotica Pharmaceuticals plc *(a)	16,397	105,597

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oyster Point Pharma, Inc. *	11,999	377,969
Pacific Biosciences of California, Inc. *	308,575	1,441,045
Pacira BioSciences, Inc. *	88,347	3,818,357
Palatin Technologies, Inc. *	485,192	316,394
Paratek Pharmaceuticals, Inc. *(a)	73,010	245,314
PDL BioPharma, Inc. *	237,639	781,832
Personalis, Inc. *	18,697	204,171
Pfenex, Inc. *	64,962	696,393
PhaseBio Pharmaceuticals, Inc. *	28,558	142,219
Phathom Pharmaceuticals, Inc. *	22,876	763,372
Phibro Animal Health Corp., Class A	43,246	1,025,795
Pieris Pharmaceuticals, Inc. *	96,581	357,350
PolarityTE, Inc. *(a)	36,066	111,805
Portola Pharmaceuticals, Inc. *	163,066	2,085,614
Precision BioSciences, Inc. *	76,174	616,248
Prestige Consumer Healthcare, Inc. *	108,783	4,412,238
Prevail Therapeutics, Inc. *	15,662	296,012
Principia Biopharma, Inc. *	39,466	2,077,885
Progenics Pharmaceuticals, Inc. *	187,748	837,356
Protagonist Therapeutics, Inc. *	38,833	293,189
Prothena Corp. plc *	86,570	1,053,557
PTC Therapeutics, Inc. *	129,699	6,679,499
Puma Biotechnology, Inc. *	66,466	522,423
Quanterix Corp. *	28,339	768,270
Ra Pharmaceuticals, Inc. *	74,904	3,510,750
Radius Health, Inc. *	96,135	1,688,131
Rapt Therapeutics, Inc. *	3,335	147,707
Reata Pharmaceuticals, Inc., Class A *	48,081	10,519,642
Recro Pharma, Inc. *	42,103	694,278
REGENXBIO, Inc. *	71,927	3,130,982
Repligen Corp. *	112,350	11,278,816
Replimune Group, Inc. *	27,555	438,125
resTORbio, Inc. *	31,120	42,946
Retrophin, Inc. *	90,245	1,395,188
Revance Therapeutics, Inc. *	97,870	2,189,352
Rhythm Pharmaceuticals, Inc. *	62,174	1,090,532
Rigel Pharmaceuticals, Inc. *	364,589	823,971
Rocket Pharmaceuticals, Inc. *	64,305	1,316,966
Rubius Therapeutics, Inc. *(a)	73,855	576,069
Sangamo Therapeutics, Inc. *	248,120	1,818,720
Satsuma Pharmaceuticals, Inc. *	9,470	234,098
Savara, Inc. *	77,104	202,012
Scholar Rock Holding Corp. *	36,840	452,764
Seres Therapeutics, Inc. *	76,688	250,003
SIGA Technologies, Inc. *	120,726	621,739
Solid Biosciences, Inc. *(a)	41,184	137,966
Sorrento Therapeutics, Inc. *(a)	267,634	1,025,038
Spectrum Pharmaceuticals, Inc. *	239,420	605,733
Spero Therapeutics, Inc. *	23,403	215,542
SpringWorks Therapeutics, Inc. *	22,156	697,471
Stemline Therapeutics, Inc. *	98,558	653,440
Stoke Therapeutics, Inc. *	19,215	537,251
Strongbridge Biopharma plc *	75,231	220,803
Supernus Pharmaceuticals, Inc. *	106,611	2,438,194
Sutro Biopharma, Inc. *	22,592	231,342
Syndax Pharmaceuticals, Inc. *	41,829	392,356
Syneos Health, Inc. *	133,854	8,213,281
Synlogic, Inc. *	32,508	87,121
Syros Pharmaceuticals, Inc. *	75,973	536,369
TCR2 Therapeutics, Inc. *	24,579	360,820
TG Therapeutics, Inc. *	185,430	2,634,960
TherapeuticsMD, Inc. *(a)	469,628	1,056,663
Theravance Biopharma, Inc. *	96,792	2,698,561
Tocagen, Inc. *	45,640	22,797
Translate Bio, Inc. *	73,502	527,009
Tricida, Inc. *	46,474	1,638,673
Turning Point Therapeutics, Inc. *	59,613	3,487,361
Twist Bioscience Corp. *	47,713	1,185,191
Tyme Technologies, Inc. *(a)	123,263	172,568
Security	Number of Shares	Value ($)
Ultragenyx Pharmaceutical, Inc. *	117,628	6,181,351
UNITY Biotechnology, Inc. *(a)	60,812	358,791
UroGen Pharma Ltd. *	40,354	1,186,811
Vanda Pharmaceuticals, Inc. *	112,743	1,437,473
VBI Vaccines, Inc. *	325,308	445,672
Veracyte, Inc. *	101,633	2,667,866
Vericel Corp. *	95,564	1,567,250
Verrica Pharmaceuticals, Inc. *	26,813	389,057
Viela Bio, Inc. *(a)	11,621	457,286
Viking Therapeutics, Inc. *(a)	137,629	864,310
Vir Biotechnology, Inc. *(a)	15,466	411,860
Voyager Therapeutics, Inc. *	51,929	572,777
WaVe Life Sciences Ltd. *(a)	48,149	341,858
X4 Pharmaceuticals, Inc. *	24,886	206,554
XBiotech, Inc. *	41,171	922,642
Xencor, Inc. *	101,924	3,459,301
Xeris Pharmaceuticals, Inc. *	55,482	353,420
Y-mAbs Therapeutics, Inc. *	51,100	1,685,789
ZIOPHARM Oncology, Inc. *(a)	345,458	1,361,105
Zogenix, Inc. *	92,066	4,637,364
Zynerba Pharmaceuticals, Inc. *(a)	47,935	241,592
		448,685,544

Real Estate 8.0%
Acadia Realty Trust	184,180	4,571,348
Agree Realty Corp.	89,242	6,776,145
Alexander & Baldwin, Inc.	147,347	3,221,005
Alexander’s, Inc.	4,625	1,492,395
Altisource Portfolio Solutions S.A. *	12,003	223,256
American Assets Trust, Inc.	103,820	4,730,039
American Finance Trust, Inc.	228,981	2,969,884
American Realty Investors, Inc. *	5,220	76,734
Armada Hoffler Properties, Inc.	118,525	2,173,748
Ashford Hospitality Trust, Inc.	189,530	466,244
Bluerock Residential Growth REIT, Inc.	47,376	546,719
Braemar Hotels & Resorts, Inc.	66,100	527,478
BRT Apartments Corp.	20,757	357,643
CareTrust REIT, Inc.	205,563	4,559,387
CatchMark Timber Trust, Inc., Class A	104,827	1,075,525
CBL & Associates Properties, Inc.	362,360	304,382
Cedar Realty Trust, Inc.	182,555	474,643
Chatham Lodging Trust	99,214	1,622,149
CIM Commercial Trust Corp.	2,770	43,101
City Office REIT, Inc.	115,544	1,562,155
Clipper Realty, Inc.	31,412	334,852
Community Healthcare Trust, Inc.	41,377	1,951,753
Consolidated-Tomoka Land Co.	10,802	685,495
CoreCivic, Inc.	256,459	4,090,521
CorEnergy Infrastructure Trust, Inc.	27,380	1,248,528
CorePoint Lodging, Inc.	85,533	782,627
Cushman & Wakefield plc *	241,751	4,646,454
DiamondRock Hospitality Co.	432,871	4,185,863
Diversified Healthcare Trust	507,698	3,919,429
Easterly Government Properties, Inc.	160,093	3,875,852
EastGroup Properties, Inc.	81,420	11,078,819
Essential Properties Realty Trust, Inc.	173,227	4,782,797
eXp World Holdings, Inc. *(a)	43,807	483,629
Farmland Partners, Inc.	61,533	398,734
First Industrial Realty Trust, Inc.	270,555	11,552,698
Forestar Group, Inc. *	25,648	519,885
Four Corners Property Trust, Inc.	147,384	4,464,261
Franklin Street Properties Corp.	225,650	1,714,940
Front Yard Residential Corp.	107,036	1,148,496
FRP Holdings, Inc. *	14,793	700,301
Getty Realty Corp.	71,480	2,253,050
Gladstone Commercial Corp.	66,290	1,413,303
Gladstone Land Corp.	38,787	513,152
Global Medical REIT, Inc.	68,764	1,003,954

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Global Net Lease, Inc.	193,333	4,007,793
Griffin Industrial Realty, Inc.	2,012	81,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,829	4,630,411
Healthcare Realty Trust, Inc.	284,447	10,257,159
Hersha Hospitality Trust	73,340	951,220
Independence Realty Trust, Inc.	195,573	2,869,056
Industrial Logistics Properties Trust	139,575	3,194,872
Innovative Industrial Properties, Inc.	24,419	2,185,500
Investors Real Estate Trust	25,376	1,870,211
iStar, Inc.	128,309	1,868,179
Jernigan Capital, Inc.	46,313	925,797
Kennedy-Wilson Holdings, Inc.	263,373	5,678,322
Kite Realty Group Trust	179,088	3,080,314
Lexington Realty Trust	520,196	5,758,570
LTC Properties, Inc.	84,616	3,905,875
Mack-Cali Realty Corp.	186,273	4,090,555
Marcus & Millichap, Inc. *	49,552	1,754,141
Maui Land & Pineapple Co., Inc. *	14,430	150,794
Monmouth Real Estate Investment Corp.	198,961	2,910,799
National Health Investors, Inc.	91,426	7,714,526
National Storage Affiliates Trust	127,392	4,350,437
New Senior Investment Group, Inc.	180,656	1,376,599
Newmark Group, Inc., Class A	308,397	3,629,833
NexPoint Residential Trust, Inc.	42,903	2,093,666
Office Properties Income Trust	102,180	3,477,185
One Liberty Properties, Inc.	32,901	899,513
Pebblebrook Hotel Trust	279,879	6,638,730
Pennsylvania Real Estate Investment Trust (a)	151,208	595,760
Physicians Realty Trust	405,279	7,842,149
Piedmont Office Realty Trust, Inc., Class A	269,569	6,251,305
PotlatchDeltic Corp.	141,833	6,098,819
Preferred Apartment Communities, Inc., Class A	97,408	1,147,466
PS Business Parks, Inc.	42,965	7,199,215
QTS Realty Trust, Inc., Class A	123,422	7,020,243
Rafael Holdings, Inc., Class B *	23,304	471,673
RE/MAX Holdings, Inc., Class A	38,400	1,469,952
Realogy Holdings Corp.	244,116	2,585,188
Redfin Corp. *	192,597	4,685,885
Retail Opportunity Investments Corp.	245,528	4,068,399
Retail Value, Inc.	33,115	1,088,490
Rexford Industrial Realty, Inc.	237,613	11,450,570
RLJ Lodging Trust	363,725	5,659,561
RPT Realty	168,625	2,352,319
Ryman Hospitality Properties, Inc.	98,595	8,383,533
Sabra Health Care REIT, Inc.	414,410	8,909,815
Safehold, Inc.	22,880	1,028,685
Saul Centers, Inc.	26,116	1,289,608
Seritage Growth Properties, Class A	72,362	2,657,133
STAG Industrial, Inc.	286,976	9,252,106
Stratus Properties, Inc. *	12,705	377,974
Summit Hotel Properties, Inc.	223,464	2,478,216
Sunstone Hotel Investors, Inc.	481,772	6,108,869
Tanger Factory Outlet Centers, Inc. (a)	193,239	2,827,087
Tejon Ranch Co. *	45,914	739,215
Terreno Realty Corp.	141,515	8,103,149
The GEO Group, Inc.	256,268	4,049,034
The RMR Group, Inc., Class A	32,901	1,515,749
The St. Joe Co. *	72,125	1,515,346
Transcontinental Realty Investors, Inc. *	2,037	65,693
UMH Properties, Inc.	77,029	1,217,058
Uniti Group, Inc.	398,820	2,524,531
Universal Health Realty Income Trust	27,429	3,383,367
Urban Edge Properties	247,820	4,557,410
Urstadt Biddle Properties, Inc., Class A	64,050	1,452,014
Washington Prime Group, Inc. (a)	398,803	1,200,397
Washington Real Estate Investment Trust	172,805	5,260,184
Security	Number of Shares	Value ($)
Whitestone REIT	83,210	1,090,051
Xenia Hotels & Resorts, Inc.	243,273	4,546,772
		350,394,906

Retailing 2.9%
1-800-Flowers.com, Inc., Class A *	53,752	816,493
Aaron’s, Inc.	145,190	8,618,478
Abercrombie & Fitch Co., Class A	134,634	2,202,612
America’s Car-Mart, Inc. *	13,325	1,462,818
American Eagle Outfitters, Inc.	342,053	4,925,563
Asbury Automotive Group, Inc. *	41,486	4,001,325
Ascena Retail Group, Inc. *	15,337	67,483
At Home Group, Inc. *	101,705	575,650
Barnes & Noble Education, Inc. *	86,330	296,975
Bed Bath & Beyond, Inc. (a)	262,381	3,738,929
Big Lots, Inc.	83,756	2,266,437
Boot Barn Holdings, Inc. *	59,910	2,514,423
Caleres, Inc.	84,703	1,486,538
Camping World Holdings, Inc., Class A	70,987	1,105,268
Chico’s FAS, Inc.	251,513	978,386
Citi Trends, Inc.	23,629	550,319
Conn’s, Inc. *	38,216	334,772
Core-Mark Holding Co., Inc.	96,923	2,271,875
Designer Brands, Inc., Class A	133,416	1,899,844
Dillard’s, Inc., Class A (a)	21,555	1,308,820
Duluth Holdings, Inc., Class B *(a)	22,340	188,773
Express, Inc. *	138,847	556,776
Funko, Inc., Class A *	46,403	697,437
GameStop Corp., Class A (a)	194,265	745,978
Genesco, Inc. *	31,293	1,230,441
GNC Holdings, Inc., Class A *(a)	175,290	375,121
Greenlane Holdings, Inc., Class A *	21,662	52,855
Group 1 Automotive, Inc.	37,883	3,817,470
Groupon, Inc. *	967,513	2,786,437
Guess?, Inc.	98,641	2,100,067
Haverty Furniture Cos., Inc.	38,721	779,454
Hibbett Sports, Inc. *	37,370	926,029
Hudson Ltd., Class A *	84,905	931,408
J. Jill, Inc. (a)	35,071	41,734
J.C. Penney Co., Inc. *	685,419	510,637
Lands’ End, Inc. *	23,077	268,847
Leaf Group Ltd. *	35,960	125,500
Liquidity Services, Inc. *	56,879	302,596
Lithia Motors, Inc., Class A	48,165	6,533,101
Lumber Liquidators Holdings, Inc. *	62,609	476,454
MarineMax, Inc. *	45,963	916,043
Monro, Inc.	70,009	4,389,564
Murphy USA, Inc. *	62,586	6,394,412
National Vision Holdings, Inc. *	168,076	5,734,753
Office Depot, Inc.	1,172,025	2,601,895
Overstock.com, Inc. *	56,221	456,515
Party City Holdco, Inc. *	114,128	328,689
PetMed Express, Inc. (a)	41,784	1,053,375
Quotient Technology, Inc. *	162,137	1,632,720
Rent-A-Center, Inc.	106,436	3,100,481
RH *	35,538	7,418,557
RTW RetailWinds, Inc. *	67,220	26,518
Sally Beauty Holdings, Inc. *	259,610	3,985,013
Shoe Carnival, Inc.	20,559	737,246
Shutterstock, Inc. *	41,286	1,788,922
Signet Jewelers Ltd.	111,185	2,702,907
Sleep Number Corp. *	60,289	3,110,310
Sonic Automotive, Inc., Class A	52,644	1,665,130
Sportsman’s Warehouse Holdings, Inc. *	92,205	597,488
Stamps.com, Inc. *	35,622	2,653,483
Stitch Fix, Inc., Class A *(a)	88,713	2,031,528
Tailored Brands, Inc. (a)	110,257	438,823
The Buckle, Inc.	62,619	1,528,530

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Cato Corp., Class A	47,606	763,600
The Children’s Place, Inc.	32,529	1,941,005
The Container Store Group, Inc. *	32,932	133,045
The Michaels Cos., Inc. *	181,013	892,394
The RealReal Inc *	38,175	552,392
The Rubicon Project, Inc. *	105,749	989,811
Tilly’s, Inc., Class A	47,252	401,642
Waitr Holdings, Inc. *	124,017	42,625
Weyco Group, Inc.	12,841	290,849
Winmark Corp.	5,377	1,069,862
Zumiez, Inc. *	43,232	1,347,541
		128,587,791

Semiconductors & Semiconductor Equipment 2.9%
Adesto Technologies Corp. *	58,425	414,818
Advanced Energy Industries, Inc. *	81,930	5,730,184
Alpha & Omega Semiconductor Ltd. *	43,106	525,462
Ambarella, Inc. *	68,009	4,022,052
Amkor Technology, Inc. *	210,263	2,365,459
Axcelis Technologies, Inc. *	69,283	1,673,184
AXT, Inc. *	80,595	314,321
Brooks Automation, Inc.	152,674	5,813,826
Cabot Microelectronics Corp.	62,314	9,067,310
CEVA, Inc. *	46,299	1,266,278
Cirrus Logic, Inc. *	125,114	9,610,006
Cohu, Inc.	86,699	1,939,457
Diodes, Inc. *	87,994	4,544,010
DSP Group, Inc. *	46,720	675,571
Enphase Energy, Inc. *	197,484	6,224,696
FormFactor, Inc. *	161,833	4,095,993
GSI Technology, Inc. *	34,625	280,809
Ichor Holdings Ltd. *	46,918	1,566,592
Impinj, Inc. *	36,424	1,172,124
Inphi Corp. *	96,608	7,338,344
Lattice Semiconductor Corp. *	271,345	5,047,017
MACOM Technology Solutions Holdings, Inc. *	98,500	2,799,370
MaxLinear, Inc. *	142,498	2,777,286
NeoPhotonics Corp. *	86,031	656,417
NVE Corp.	10,449	766,539
Onto Innovation, Inc. *	103,527	3,927,814
PDF Solutions, Inc. *	60,948	960,541
Photronics, Inc. *	140,527	1,795,935
Power Integrations, Inc.	60,896	5,947,712
Rambus, Inc. *	237,742	3,772,966
Semtech Corp. *	141,812	6,833,920
Silicon Laboratories, Inc. *	92,356	9,079,518
SMART Global Holdings, Inc. *	28,809	868,879
SunPower Corp. *	134,065	1,142,234
Synaptics, Inc. *	72,115	4,809,349
Ultra Clean Holdings, Inc. *	85,138	1,959,025
Veeco Instruments, Inc. *	104,111	1,327,415
Xperi Corp.	105,472	1,697,045
		124,809,478

Software & Services 7.0%
8x8, Inc. *	201,768	3,756,920
A10 Networks, Inc. *	104,441	711,243
ACI Worldwide, Inc. *	247,401	8,522,964
Agilysys, Inc. *	44,476	1,445,470
Alarm.com Holdings, Inc. *	78,858	3,464,232
Altair Engineering, Inc., Class A *	86,194	3,184,868
American Software, Inc., Class A	61,613	919,882
Appfolio, Inc., Class A *	33,682	4,427,162
Appian Corp. *(a)	73,389	3,745,775
Avaya Holdings Corp. *	239,071	3,052,937
Benefitfocus, Inc. *	64,334	1,190,179
Security	Number of Shares	Value ($)
Blackbaud, Inc.	104,987	8,223,632
Blackline, Inc. *	92,706	5,670,826
Bottomline Technologies (de), Inc. *	93,281	4,999,862
Box, Inc., Class A *	307,747	4,625,437
Brightcove, Inc. *	83,598	723,959
Cardtronics plc, Class A *	79,129	3,560,805
Cass Information Systems, Inc.	30,033	1,622,383
ChannelAdvisor Corp. *	58,876	551,079
Cloudera, Inc. *	518,588	5,336,271
CommVault Systems, Inc. *	87,942	3,959,149
Conduent, Inc. *	374,223	1,601,674
Cornerstone OnDemand, Inc. *	122,383	7,196,120
CSG Systems International, Inc.	70,838	3,529,149
Digimarc Corp. *	25,118	786,445
Digital Turbine, Inc. *	168,541	1,051,696
Domo, Inc., Class B *	37,819	915,976
Ebix, Inc.	50,232	1,729,488
eGain Corp. *	42,420	305,424
Endurance International Group Holdings, Inc. *	151,289	714,084
Envestnet, Inc. *	103,611	8,171,800
Everbridge, Inc. *	71,561	6,486,289
EVERTEC, Inc.	130,062	4,366,181
Evo Payments, Inc., Class A *	76,215	2,111,918
Exela Technologies, Inc. *	99,570	37,398
ExlService Holdings, Inc. *	72,158	5,275,471
Five9, Inc. *	128,552	9,221,035
ForeScout Technologies, Inc. *	91,350	2,604,389
GTT Communications, Inc. *(a)	71,533	847,666
GTY Technology Holdings, Inc. *(a)	83,420	522,209
I3 Verticals, Inc., Class A *	31,305	1,010,838
Ideanomics, Inc. *	106,432	62,571
Information Services Group, Inc. *	71,976	194,335
Instructure, Inc. *	74,357	3,631,596
Intelligent Systems Corp. *(a)	14,696	623,845
International Money Express, Inc. *	38,252	404,706
j2 Global, Inc.	100,083	9,593,956
KBR, Inc.	304,020	8,269,344
Limelight Networks, Inc. *	242,781	1,211,477
LivePerson, Inc. *	133,748	5,485,005
LiveRamp Holdings, Inc. *	144,248	5,804,540
Majesco *	15,678	109,276
ManTech International Corp., Class A	57,402	4,608,233
MAXIMUS, Inc.	136,431	9,788,924
MicroStrategy, Inc., Class A *	17,697	2,690,475
Mitek Systems, Inc. *	79,238	773,363
MobileIron, Inc. *	214,461	1,022,979
Model N, Inc. *	70,657	2,203,792
NIC, Inc.	141,287	2,787,593
OneSpan, Inc. *	69,863	1,161,123
Paysign, Inc. *(a)	64,082	560,077
Perficient, Inc. *	68,826	3,420,652
Perspecta, Inc.	300,365	8,431,246
Phunware, Inc. *(a)	67,278	59,877
Ping Identity Holding Corp. *	29,199	708,076
PRGX Global, Inc. *	42,456	168,126
Priority Technology Holdings, Inc. *	13,581	40,607
Progress Software Corp.	95,716	4,319,663
PROS Holdings, Inc. *	70,582	4,234,920
Q2 Holdings, Inc. *	93,838	8,181,735
QAD, Inc., Class A	24,798	1,275,857
Qualys, Inc. *	72,386	6,206,376
Rapid7, Inc. *	106,042	6,296,774
Rimini Street, Inc. *	47,181	235,905
Rosetta Stone, Inc. *	44,060	755,629
SailPoint Technologies Holding, Inc. *	183,942	4,615,105
Science Applications International Corp.	124,330	10,912,444
SecureWorks Corp., Class A *	17,646	277,572
SharpSpring, Inc. *	21,553	266,395

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ShotSpotter, Inc. *	17,942	492,508
SPS Commerce, Inc. *	75,321	4,280,492
StarTek, Inc. *	36,510	278,571
SVMK, Inc. *	186,857	3,298,026
Sykes Enterprises, Inc. *	82,415	2,768,320
Synchronoss Technologies, Inc. *	84,905	464,006
Telaria, Inc. *	95,332	967,620
Telenav, Inc. *	71,551	321,264
Tenable Holdings, Inc. *	81,160	2,211,610
The Hackett Group, Inc.	53,028	819,548
TiVo Corp.	267,340	1,946,235
TTEC Holdings, Inc.	31,120	1,236,086
Tucows, Inc., Class A *	20,191	1,216,508
Unisys Corp. *	108,667	1,055,157
Upland Software, Inc. *	49,323	1,925,570
Varonis Systems, Inc. *	63,610	5,321,613
Verint Systems, Inc. *	142,624	8,272,192
Verra Mobility Corp. *	274,194	4,367,910
VirnetX Holding Corp. *	130,199	494,756
Virtusa Corp. *	61,375	2,555,655
Workiva, Inc. *	79,133	3,599,760
Yext, Inc. *	203,956	3,047,103
Zix Corp. *	114,804	774,927
Zuora, Inc., Class A *	189,306	2,792,263
		308,082,154

Technology Hardware & Equipment 4.0%
3D Systems Corp. *	246,461	2,683,960
Acacia Communications, Inc. *	81,521	5,588,265
ADTRAN, Inc.	102,176	924,693
Airgain, Inc. *	19,261	182,016
Akoustis Technologies, Inc. *(a)	54,951	403,890
Anixter International, Inc. *	65,506	6,393,386
Applied Optoelectronics, Inc. *(a)	39,941	451,333
Arlo Technologies, Inc. *	160,176	683,952
AstroNova, Inc.	14,219	176,884
Avid Technology, Inc. *	60,378	507,477
AVX Corp.	101,021	2,047,696
Badger Meter, Inc.	61,297	3,620,201
Bel Fuse, Inc., Class B	21,907	379,429
Belden, Inc.	84,050	4,141,144
Benchmark Electronics, Inc.	78,977	2,430,912
CalAmp Corp. *	70,836	681,442
Calix, Inc. *	99,108	907,829
Cambium Networks Corp. *	9,213	63,662
Casa Systems, Inc. *	65,752	263,666
Clearfield, Inc. *	23,802	302,761
Coda Octopus Group, Inc. *	9,641	60,642
Comtech Telecommunications Corp.	51,275	1,482,360
CTS Corp.	69,924	2,049,472
Daktronics, Inc.	78,100	460,790
DASAN Zhone Solutions, Inc. *	16,622	147,271
Diebold Nixdorf, Inc. *	165,367	1,903,374
Digi International, Inc. *	59,787	944,336
ePlus, Inc. *	28,580	2,278,398
Extreme Networks, Inc. *	257,235	1,517,687
Fabrinet *	78,221	4,931,052
FARO Technologies, Inc. *	37,178	1,920,615
Fitbit, Inc., Class A *	484,033	3,155,895
Harmonic, Inc. *	189,558	1,333,541
II-VI, Inc. *	191,746	6,452,253
Immersion Corp. *	68,290	499,883
Infinera Corp. *	382,406	2,818,332
Inseego Corp. *(a)	97,047	651,185
Insight Enterprises, Inc. *	75,206	4,953,819
InterDigital, Inc.	67,255	3,715,839
Iteris, Inc. *	84,271	426,411
Itron, Inc. *	73,684	6,023,667
Security	Number of Shares	Value ($)
KEMET Corp.	122,339	3,185,708
Kimball Electronics, Inc. *	53,412	864,206
Knowles Corp. *	175,272	3,458,117
KVH Industries, Inc. *	34,626	356,302
Lumentum Holdings, Inc. *	166,148	12,589,034
Methode Electronics, Inc.	78,805	2,580,864
MTS Systems Corp.	38,610	1,957,141
Napco Security Technologies, Inc. *	25,238	741,997
NETGEAR, Inc. *	64,309	1,654,027
NetScout Systems, Inc. *	154,720	3,977,851
nLight, Inc. *	70,545	1,239,476
Novanta, Inc. *	72,418	6,570,485
OSI Systems, Inc. *	36,271	3,138,892
PAR Technology Corp. *	25,055	852,622
PC Connection, Inc.	24,241	1,208,171
Plantronics, Inc.	72,917	2,094,176
Plexus Corp. *	62,064	4,413,992
Ribbon Communications, Inc. *	128,516	362,415
Rogers Corp. *	39,683	4,672,673
Sanmina Corp. *	147,135	4,684,778
ScanSource, Inc. *	54,490	1,901,156
Sonim Technologies, Inc. *	21,471	68,922
Stratasys Ltd. *	110,258	1,982,439
Tech Data Corp. *	76,235	10,973,266
TESSCO Technologies, Inc.	13,036	80,823
TTM Technologies, Inc. *	213,485	3,072,049
Viavi Solutions, Inc. *	494,574	6,973,493
Vishay Intertechnology, Inc.	284,539	5,773,296
Vishay Precision Group, Inc. *	22,119	763,990
Wrap Technologies, Inc. *(a)	15,825	105,553
		172,859,334

Telecommunication Services 0.7%
Anterix, Inc. *	23,216	1,078,615
ATN International, Inc.	23,830	1,379,042
Bandwidth, Inc., Class A *	34,422	2,442,585
Boingo Wireless, Inc. *	93,599	1,052,053
Cincinnati Bell, Inc. *	107,490	1,473,688
Cogent Communications Holdings, Inc.	91,050	6,458,177
Consolidated Communications Holdings, Inc.	150,299	725,944
Frontier Communications Corp. *(a)	214,428	118,300
Gogo, Inc. *(a)	116,789	614,310
IDT Corp., Class B *	34,645	261,916
Intelsat S.A. *(a)	142,554	486,109
Iridium Communications, Inc. *	212,660	5,433,463
Ooma, Inc. *	42,296	555,347
ORBCOMM, Inc. *	155,937	559,814
Pareteum Corp. *	273,738	182,310
Shenandoah Telecommunications Co.	103,309	4,168,518
Spok Holdings, Inc.	37,787	401,298
Vonage Holdings Corp. *	487,505	4,324,169
		31,715,658

Transportation 1.4%
Air Transport Services Group, Inc. *	125,836	2,638,781
Allegiant Travel Co.	28,009	4,706,632
ArcBest Corp.	54,230	1,209,871
Atlas Air Worldwide Holdings, Inc. *	50,468	1,127,960
Avis Budget Group, Inc. *	123,511	4,051,161
Costamare, Inc.	109,773	870,500
Covenant Transportation Group, Inc., Class A *	27,545	349,408
Daseke, Inc. *	95,044	288,459
Eagle Bulk Shipping, Inc. *	92,453	300,472
Echo Global Logistics, Inc. *	57,368	1,111,792
Forward Air Corp.	60,528	3,961,558

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genco Shipping & Trading Ltd.	33,804	266,038
Hawaiian Holdings, Inc.	99,673	2,778,883
Heartland Express, Inc.	98,612	1,843,058
Hertz Global Holdings, Inc. *	218,269	3,439,919
Hub Group, Inc., Class A *	69,393	3,668,808
Marten Transport Ltd.	84,680	1,757,957
Matson, Inc.	91,440	3,292,754
Mesa Air Group, Inc. *	43,289	369,688
P.A.M. Transportation Services, Inc. *	4,100	218,981
Radiant Logistics, Inc. *	85,842	414,617
Roadrunner Transportation Systems, Inc. *	7,402	73,798
Safe Bulkers, Inc. *	110,082	143,107
Saia, Inc. *	55,834	4,863,141
Scorpio Bulkers, Inc.	116,758	428,502
SkyWest, Inc.	105,734	5,833,345
Spirit Airlines, Inc. *	147,252	6,047,640
Universal Logistics Holdings, Inc.	17,261	291,711
US Xpress Enterprises, Inc., Class A *	46,159	252,028
Werner Enterprises, Inc.	97,228	3,583,824
YRC Worldwide, Inc. *(a)	68,047	153,786
		60,338,179

Utilities 3.9%
ALLETE, Inc.	111,442	9,303,178
American States Water Co.	78,803	6,978,794
AquaVenture Holdings Ltd. *	30,433	821,691
Artesian Resources Corp., Class A	17,740	669,153
Atlantic Power Corp. *	225,133	538,068
Avista Corp.	143,157	7,279,533
Black Hills Corp.	131,281	10,900,261
Cadiz, Inc. *(a)	27,127	246,720
California Water Service Group	103,564	5,443,324
Chesapeake Utilities Corp.	34,200	3,290,382
Clearway Energy, Inc., Class A	75,622	1,564,619
Clearway Energy, Inc., Class C	157,544	3,335,206
Consolidated Water Co., Ltd.	30,469	521,325
El Paso Electric Co.	86,836	5,912,663
Genie Energy Ltd., Class B	29,973	216,705
Global Water Resources, Inc.	24,457	308,892
MGE Energy, Inc.	74,830	5,981,162
Middlesex Water Co.	34,943	2,280,380
New Jersey Resources Corp.	190,984	7,891,459
Northwest Natural Holding Co.	64,926	4,764,270
NorthWestern Corp.	108,842	8,377,569
ONE Gas, Inc.	112,312	10,613,484
Ormat Technologies, Inc.	85,330	6,763,256
Otter Tail Corp.	85,016	4,553,457
Pattern Energy Group, Inc., Class A	189,495	5,099,310
PNM Resources, Inc.	171,148	9,281,356
Portland General Electric Co.	192,738	11,853,387
Pure Cycle Corp. *	36,687	476,564
RGC Resources, Inc.	16,360	414,235
SJW Group.	56,710	4,159,679
South Jersey Industries, Inc.	198,877	6,125,412
Southwest Gas Holdings, Inc.	116,798	8,819,417
Spark Energy, Inc., Class A	24,312	230,721
Spire, Inc.	106,856	9,010,098
Sunnova Energy International, Inc. *	28,084	381,381
TerraForm Power, Inc., Class A	170,169	3,078,357
The York Water Co.	27,589	1,306,615
Unitil Corp.	31,703	1,955,758
		170,747,841
Total Common Stock
(Cost $3,359,976,799)		4,346,511,801
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	22,031

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	166,053
		178,140
Total Rights
(Cost $34,960)		215,054

Other Investment Company 1.7% of net assets

Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	74,185,548	74,185,548
Total Other Investment Company
(Cost $74,185,548)		74,185,548
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Citibank
0.95%, 02/03/20 (d)	13,513,035	13,513,035
Total Short-Term Investment
(Cost $13,513,035)		13,513,035

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/20/20	328	26,481,080	(806,755)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $70,260,005.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,186,905,693	$—	$—	$4,186,905,693
Materials	159,606,108	—	—*	159,606,108
Rights[1]
Materials	—	—	22,031	22,031
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	178,140*	178,140
Other Investment Company[1]	74,185,548	—	—	74,185,548
Short-Term Investment[1]	—	13,513,035	—	13,513,035
Liabilities
Futures Contracts[2]	(806,755)	—	—	(806,755)
Total	$4,419,890,594	$13,513,035	$215,054	$4,433,618,683
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Adient plc *	30,290	778,756
American Axle & Manufacturing Holdings, Inc. *	37,198	343,710
Aptiv plc	88,838	7,532,574
Autoliv, Inc.	28,206	2,161,426
BorgWarner, Inc.	70,415	2,414,530
Calamos Asset Management, Inc. Escrow (a)	5,000	—
Cooper Tire & Rubber Co.	20,322	538,330
Cooper-Standard Holdings, Inc. *	6,229	165,193
Dana, Inc.	47,950	738,909
Delphi Technologies plc *	29,887	458,467
Dorman Products, Inc. *	10,202	712,100
Ford Motor Co.	1,360,243	11,997,343
Fox Factory Holding Corp. *	13,913	915,754
Garrett Motion, Inc. *	26,315	221,572
General Motors Co.	436,968	14,590,361
Gentex Corp.	88,276	2,627,976
Gentherm, Inc. *	11,532	531,740
Harley-Davidson, Inc.	52,399	1,750,127
LCI Industries	8,433	910,511
Lear Corp.	19,067	2,348,673
Modine Manufacturing Co. *	17,500	123,025
Motorcar Parts of America, Inc. *	5,552	110,263
NII Holdings, Inc. Escrow (a)	28,127	61,036
Shiloh Industries, Inc. *	4,387	14,872
Standard Motor Products, Inc.	8,101	393,547
Stoneridge, Inc. *	10,196	284,061
Strattec Security Corp.	1,500	32,992
Tenneco, Inc., Class A	22,341	211,569
Tesla, Inc. *	49,731	32,353,497
The Goodyear Tire & Rubber Co.	81,683	1,072,498
Thor Industries, Inc.	19,852	1,598,483
Veoneer, Inc. *	34,040	443,541
Visteon Corp. *	9,724	776,072
Winnebago Industries, Inc.	11,705	640,966
Workhorse Group, Inc. *(b)	5,690	18,265
XPEL, Inc. *	4,445	73,787
		89,946,526

Banks 5.5%
1st Constitution Bancorp	2,000	40,300
1st Source Corp.	5,295	249,871
ACNB Corp.	2,261	72,465
Allegiance Bancshares, Inc. *	7,867	292,652
Amalgamated Bank, Class A	6,975	120,249
Amerant Bancorp, Inc. *	8,788	163,720
American National Bankshares, Inc.	4,310	146,971
American River Bankshares	3,244	46,941
Ameris Bancorp	22,504	904,436
AmeriServ Financial, Inc.	10,799	44,276
Ames National Corp.	2,389	63,739
Security	Number of Shares	Value ($)
Arrow Financial Corp.	4,986	174,809
Associated Banc-Corp.	54,272	1,081,641
Atlantic Capital Bancshares, Inc. *	7,985	150,677
Atlantic Union Bankshares Corp.	29,178	983,007
Auburn National Bancorp, Inc. (b)	1,391	79,287
Axos Financial, Inc. *	19,991	563,146
Banc of California, Inc.	17,916	285,939
BancFirst Corp.	6,788	392,346
BancorpSouth Bank	39,361	1,124,544
Bank First Corp. (b)	2,265	142,106
Bank of America Corp.	2,821,990	92,645,932
Bank of Commerce Holdings	5,000	53,500
Bank of Hawaii Corp.	14,212	1,273,395
Bank of Marin Bancorp	3,742	164,873
Bank OZK	40,810	1,109,216
BankFinancial Corp.	4,321	53,883
BankUnited, Inc.	31,580	1,042,140
Bankwell Financial Group, Inc.	2,000	54,060
Banner Corp.	12,659	652,571
Bar Harbor Bankshares	5,502	121,044
Baycom Corp. *	4,870	109,380
BCB Bancorp, Inc.	4,200	55,104
Berkshire Hills Bancorp, Inc.	16,351	460,281
BOK Financial Corp.	11,253	887,862
Boston Private Financial Holdings, Inc.	28,203	321,514
Bridge Bancorp, Inc.	5,500	166,925
Bridgewater Bancshares, Inc. *	4,163	54,952
Brookline Bancorp, Inc.	26,142	397,358
Bryn Mawr Bank Corp.	6,152	230,823
Business First Bancshares, Inc.	4,553	112,823
Byline Bancorp, Inc.	9,933	191,707
C&F Financial Corp.	1,200	60,060
Cadence BanCorp	41,959	655,819
Cambridge Bancorp	1,228	88,637
Camden National Corp.	4,903	231,716
Capital Bancorp, Inc. *	5,118	69,707
Capital City Bank Group, Inc.	5,225	149,017
Capitol Federal Financial, Inc.	48,563	640,060
Capstar Financial Holdings, Inc.	2,802	41,946
Carolina Financial Corp.	8,039	308,296
Carter Bank & Trust *	8,134	160,972
Cathay General Bancorp	24,528	884,480
CB Financial Services, Inc.	1,482	43,274
CBTX, Inc.	6,037	178,393
CenterState Bank Corp.	44,811	1,010,936
Central Pacific Financial Corp.	8,622	239,088
Central Valley Community Bancorp	3,755	70,556
Century Bancorp, Inc., Class A	1,223	105,178
Chemung Financial Corp.	968	38,401
CIT Group, Inc.	31,516	1,440,596
Citigroup, Inc.	761,878	56,691,342
Citizens & Northern Corp.	4,229	108,136
Citizens Community Bancorp, Inc.	3,744	44,853
Citizens Financial Group, Inc.	149,416	5,570,228
City Holding Co.	5,897	446,285
Civista Bancshares, Inc.	3,796	83,550
CNB Financial Corp.	5,361	158,471

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coastal Financial Corp. *	4,438	78,996
Codorus Valley Bancorp, Inc.	2,828	61,650
Colony Bankcorp, Inc.	2,706	41,537
Columbia Banking System, Inc.	26,491	1,025,202
Columbia Financial, Inc. *	19,578	328,323
Comerica, Inc.	49,823	3,047,175
Commerce Bancshares, Inc.	37,377	2,528,928
Community Bank System, Inc.	18,906	1,252,901
Community Bankers Trust Corp.	7,000	61,810
Community Trust Bancorp, Inc.	5,256	229,950
ConnectOne Bancorp, Inc.	11,372	268,493
County Bancorp, Inc.	2,567	64,817
Cullen/Frost Bankers, Inc.	19,072	1,700,460
Customers Bancorp, Inc. *	10,510	224,704
CVB Financial Corp.	50,828	1,055,698
Dime Community Bancshares, Inc.	9,580	185,948
Eagle Bancorp Montana, Inc.	2,558	53,769
Eagle Bancorp, Inc.	12,070	527,459
East West Bancorp, Inc.	53,781	2,465,321
Enterprise Bancorp, Inc.	2,816	87,352
Enterprise Financial Services Corp.	9,438	410,647
Equity Bancshares, Inc., Class A *	5,288	142,036
Esquire Financial Holdings, Inc. *	1,750	39,813
ESSA Bancorp, Inc.	2,841	48,155
Essent Group Ltd.	33,599	1,666,846
Evans Bancorp, Inc.	1,382	53,953
F.N.B. Corp.	112,543	1,313,377
Farmers & Merchants Bancorp, Inc.	2,641	77,645
Farmers National Banc Corp.	7,093	112,211
Fauquier Bankshares, Inc.	2,085	43,097
FB Financial Corp.	5,492	195,790
Federal Agricultural Mortgage Corp., Class A	643	43,525
Federal Agricultural Mortgage Corp., Class C	2,925	223,177
Fidelity D&D Bancorp, Inc.	800	45,480
Fifth Third Bancorp	249,797	7,106,725
Financial Institutions, Inc.	4,637	142,866
First BanCorp	75,196	697,067
First BanCorp (North Carolina)	10,445	370,589
First BanCorp, Inc.	3,885	109,868
First Bank/Hamilton NJ	6,451	69,026
First Busey Corp.	16,944	432,072
First Business Financial Services, Inc.	2,369	59,651
First Capital, Inc.	1,074	71,002
First Choice Bancorp	2,370	57,686
First Citizens BancShares, Inc., Class A	2,943	1,550,431
First Commonwealth Financial Corp.	32,758	442,888
First Community Bankshares, Inc.	4,583	134,328
First Community Corp.	2,104	43,195
First Defiance Financial Corp.	7,044	207,023
First Financial Bancorp	32,014	769,617
First Financial Bankshares, Inc.	49,779	1,668,592
First Financial Corp.	3,997	166,795
First Financial Northwest, Inc.	2,467	36,092
First Foundation, Inc.	11,843	195,409
First Guaranty Bancshares, Inc.	2,349	42,282
First Hawaiian, Inc.	44,256	1,286,079
First Horizon National Corp.	107,270	1,716,320
First Internet Bancorp	4,592	121,734
First Interstate BancSystem, Inc., Class A	14,267	549,279
First Merchants Corp.	17,712	704,052
First Mid Bancshares, Inc.	6,521	213,563
First Midwest Bancorp, Inc.	39,319	784,021
First Northwest Bancorp	3,416	53,939
First Republic Bank	59,518	6,599,356
First Savings Financial Group, Inc.	860	55,040
First United Corp.	2,475	59,177
Flagstar Bancorp, Inc.	11,375	400,855
Security	Number of Shares	Value ($)
Flushing Financial Corp.	14,825	294,573
FNCB Bancorp, Inc.	4,152	32,593
Franklin Financial Network, Inc.	3,791	139,774
Franklin Financial Services Corp.	1,600	58,432
FS Bancorp, Inc.	938	51,327
Fulton Financial Corp.	53,140	875,216
FVCBankcorp, Inc. *	5,555	88,602
German American Bancorp, Inc.	9,856	336,977
Glacier Bancorp, Inc.	29,832	1,263,982
Great Southern Bancorp, Inc.	3,639	207,095
Great Western Bancorp, Inc.	18,522	547,325
Greene County Bancorp, Inc.	1,473	42,997
Guaranty Bancshares, Inc.	2,780	85,068
Guaranty Federal Bancshares, Inc.	1,961	46,574
Hancock Whitney Corp.	28,840	1,146,102
Hanmi Financial Corp.	10,693	179,856
HarborOne Bancorp, Inc. *	19,941	217,556
Hawthorn Bancshares, Inc.	1,665	37,879
HBT Financial, Inc. *	4,303	83,177
Heartland Financial USA, Inc.	11,104	543,097
Heritage Commerce Corp.	22,589	262,032
Heritage Financial Corp.	14,397	371,155
Hilltop Holdings, Inc.	25,847	585,176
Hingham Institution for Savings	534	111,814
Home Bancorp, Inc.	1,946	69,200
Home BancShares, Inc.	51,875	991,850
HomeStreet, Inc. *	9,269	297,628
HomeTrust Bancshares, Inc.	6,004	159,226
Hope Bancorp, Inc.	47,307	657,804
Horizon Bancorp, Inc.	12,027	203,497
Howard Bancorp, Inc. *	4,800	81,072
Huntington Bancshares, Inc.	363,950	4,938,801
IBERIABANK Corp.	17,944	1,304,708
Independent Bank Corp.	11,089	800,626
Independent Bank Corp., Michigan	7,335	156,822
Independent Bank Group, Inc.	12,943	692,709
International Bancshares Corp.	19,695	775,983
Investar Holding Corp.	2,523	55,784
Investors Bancorp, Inc.	74,260	897,432
JPMorgan Chase & Co.	1,094,208	144,829,371
Kearny Financial Corp.	30,708	379,244
KeyCorp	343,467	6,426,268
Lakeland Bancorp, Inc.	15,000	243,600
Lakeland Financial Corp.	10,005	474,637
LCNB Corp.	4,536	75,162
Level One Bancorp, Inc.	3,011	74,853
Live Oak Bancshares, Inc.	7,662	133,932
Luther Burbank Corp.	6,821	70,325
M&T Bank Corp.	46,416	7,822,024
Macatawa Bank Corp.	7,248	76,466
Mackinac Financial Corp.	2,963	44,801
MainStreet Bancshares, Inc. *	3,000	66,000
Malvern Bancorp, Inc. *	1,956	39,120
Mercantile Bank Corp.	5,614	183,971
Merchants Bancorp	5,609	110,385
Meridian Bancorp, Inc.	18,271	328,695
Meridian Corp. *	2,531	50,772
Meta Financial Group, Inc.	11,373	423,303
Metropolitan Bank Holding Corp. *	2,381	117,026
MGIC Investment Corp.	117,944	1,626,448
Mid Penn Bancorp, Inc.	1,996	47,904
Middlefield Banc Corp.	1,808	45,489
Midland States Bancorp, Inc.	7,038	185,944
MidWestOne Financial Group, Inc.	3,261	105,461
MMA Capital Holdings, Inc. *	1,499	45,989
Mr Cooper Group, Inc. *	25,993	321,793
MSB Financial Corp.	2,482	43,038
MutualFirst Financial, Inc.	1,990	74,088
MVB Financial Corp.	3,423	68,392

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Bank Holdings Corp., Class A	9,231	300,931
National Bankshares, Inc.	2,688	109,778
NBT Bancorp, Inc.	16,748	632,907
New York Community Bancorp, Inc.	168,886	1,867,879
Nicolet Bankshares, Inc. *	2,665	188,282
NMI Holdings, Inc., Class A *	23,837	760,877
Northeast Bank *	1,965	39,438
Northfield Bancorp, Inc.	16,254	258,276
Northrim BanCorp, Inc.	2,596	97,687
Northwest Bancshares, Inc.	33,446	525,938
Norwood Financial Corp.	1,600	54,400
Oak Valley Bancorp	2,528	46,768
OceanFirst Financial Corp.	17,304	402,491
Ocwen Financial Corp. *	33,720	41,476
OFG Bancorp	16,312	321,510
Ohio Valley Banc Corp.	1,139	37,644
Old National Bancorp	59,649	1,068,314
Old Second Bancorp, Inc.	10,602	130,246
Opus Bank	7,454	198,537
Origin Bancorp, Inc.	7,855	276,810
Orrstown Financial Services, Inc.	2,174	44,806
Pacific Mercantile Bancorp *	4,589	31,802
Pacific Premier Bancorp, Inc.	21,337	635,843
PacWest Bancorp	44,033	1,543,357
Park National Corp.	4,958	470,861
Parke Bancorp, Inc.	2,239	48,183
PB Bancorp, Inc.	4,076	61,751
PCB Bancorp	6,102	92,811
PCSB Financial Corp.	6,385	126,934
Peapack-Gladstone Financial Corp.	5,216	152,464
Penns Woods Bancorp, Inc.	2,250	70,988
PennyMac Financial Services, Inc.	14,649	493,964
People’s United Financial, Inc.	156,775	2,417,470
People’s Utah Bancorp	5,381	140,336
Peoples Bancorp of North Carolina, Inc.	1,427	39,028
Peoples Bancorp, Inc.	6,847	222,801
Peoples Financial Services Corp.	2,448	113,465
Pinnacle Financial Partners, Inc.	25,044	1,479,099
Pioneer Bancorp, Inc. *	5,272	77,393
Plumas Bancorp	1,860	47,244
Ponce de Leon Federal Bank *	3,464	48,808
Popular, Inc.	34,049	1,905,382
Preferred Bank	5,001	300,610
Premier Financial Bancorp, Inc.	2,848	48,416
Prosperity Bancshares, Inc.	33,849	2,376,200
Provident Bancorp, Inc. *	1,515	17,892
Provident Financial Holdings, Inc.	2,246	49,434
Provident Financial Services, Inc.	21,746	496,026
Prudential Bancorp, Inc.	2,109	37,139
QCR Holdings, Inc.	6,599	271,219
Radian Group, Inc.	69,916	1,712,243
RBB Bancorp	4,010	78,917
Regions Financial Corp.	331,168	5,156,286
Reliant Bancorp, Inc.	2,700	57,402
Renasant Corp.	21,291	679,822
Republic Bancorp, Inc., Class A	2,950	123,605
Republic First Bancorp, Inc. *	17,184	54,817
Richmond Mutual BanCorp., Inc. *	7,448	113,284
Riverview Bancorp, Inc.	5,400	39,744
S&T Bancorp, Inc.	13,976	525,358
Salisbury Bancorp, Inc.	1,041	46,272
Sandy Spring Bancorp, Inc.	12,994	452,191
SB Financial Group, Inc.	2,430	45,976
SB One Bancorp	1,887	45,099
Seacoast Banking Corp. of Florida *	17,503	475,206
Select Bancorp, Inc. *	5,100	59,160
ServisFirst Bancshares, Inc.	16,569	608,911
Severn Bancorp, Inc.	5,134	42,356
Shore Bancshares, Inc.	4,629	75,221
Security	Number of Shares	Value ($)
Sierra Bancorp	4,155	111,271
Signature Bank	19,295	2,737,768
Simmons First National Corp., Class A	38,643	926,659
SmartFinancial, Inc.	4,105	88,750
Sound Financial Bancorp, Inc.	1,293	46,884
South State Corp.	11,139	842,220
Southern First Bancshares, Inc. *	1,875	73,219
Southern Missouri Bancorp, Inc.	3,020	107,572
Southern National Bancorp of Virginia, Inc.	6,730	104,517
Southside Bancshares, Inc.	10,547	369,989
Spirit of Texas Bancshares, Inc. *	3,720	77,190
Standard AVB Financial Corp.	1,872	58,051
Sterling Bancorp	67,222	1,344,440
Sterling Bancorp, Inc.	7,691	56,375
Stock Yards Bancorp, Inc.	7,278	281,950
Summit Financial Group, Inc.	3,433	84,280
SVB Financial Group *	17,851	4,290,131
Synovus Financial Corp.	51,358	1,798,557
TCF Financial Corp.	55,047	2,327,387
Territorial Bancorp, Inc.	2,571	74,636
Texas Capital Bancshares, Inc. *	16,425	902,718
TFS Financial Corp.	19,782	404,146
The Bancorp, Inc. *	15,734	186,133
The Bank of Princeton	1,521	46,391
The Community Financial Corp.	1,476	50,184
The First Bancshares, Inc.	8,998	309,711
The First of Long Island Corp.	9,143	201,695
The PNC Financial Services Group, Inc.	152,613	22,670,661
Timberland Bancorp, Inc.	2,502	70,456
Tompkins Financial Corp.	4,024	346,426
Towne Bank	22,138	587,764
TriCo Bancshares	9,785	356,174
TriState Capital Holdings, Inc. *	7,935	182,426
Triumph Bancorp, Inc. *	8,044	313,555
Truist Financial Corp.	467,088	24,087,728
TrustCo Bank Corp.	45,162	358,135
Trustmark Corp.	25,265	807,975
U.S. Bancorp	495,600	26,375,832
UMB Financial Corp.	15,587	1,035,912
Umpqua Holdings Corp.	75,835	1,281,611
Union Bankshares, Inc.	1,200	40,344
United Bankshares, Inc.	35,251	1,209,109
United Community Banks, Inc.	27,233	760,345
United Community Financial Corp.	18,657	203,921
United Security Bancshares	4,123	40,158
Unity Bancorp, Inc.	2,299	50,394
Univest Financial Corp.	11,205	278,332
Valley National Bancorp	137,428	1,447,117
Veritex Holdings, Inc.	15,506	439,130
Walker & Dunlop, Inc.	11,141	739,428
Washington Federal, Inc.	26,742	909,228
Washington Trust Bancorp, Inc.	4,849	229,503
Waterstone Financial, Inc.	9,659	168,936
Webster Financial Corp.	34,263	1,537,038
Wells Fargo & Co.	1,341,791	62,983,670
WesBanco, Inc.	25,574	847,011
West Bancorp, Inc.	4,641	106,232
Westamerica Bancorp	10,913	691,448
Western Alliance Bancorp	34,544	1,907,865
Western New England Bancorp, Inc.	10,349	92,934
Wintrust Financial Corp.	18,783	1,188,588
WSFS Financial Corp.	17,604	702,224
Zions Bancorp NA	58,333	2,653,568
		614,869,135

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 6.7%
3M Co.	200,921	31,878,126
A.O. Smith Corp.	48,113	2,053,944
AAON, Inc.	13,579	712,083
AAR Corp.	12,256	521,860
Acuity Brands, Inc.	13,528	1,594,545
Advanced Drainage Systems, Inc.	18,364	763,391
AECOM *	56,738	2,736,474
Aegion Corp. *	12,259	256,213
Aerojet Rocketdyne Holdings, Inc. *	24,833	1,293,054
Aerovironment, Inc. *	7,884	525,153
AGCO Corp.	21,204	1,487,249
Air Lease Corp.	36,625	1,572,677
Aircastle Ltd.	18,906	606,694
Alamo Group, Inc.	3,373	420,141
Albany International Corp., Class A	10,638	742,213
Allegion plc	32,193	4,163,199
Allied Motion Technologies, Inc.	1,959	89,801
Allison Transmission Holdings, Inc.	41,393	1,829,571
Altra Industrial Motion Corp.	21,554	716,886
Ameresco, Inc., Class A *	5,440	104,394
American Superconductor Corp. *	5,600	35,168
American Woodmark Corp. *	6,378	699,348
AMETEK, Inc.	79,511	7,724,494
Apogee Enterprises, Inc.	9,481	301,685
Applied Industrial Technologies, Inc.	13,758	888,354
Arconic, Inc.	135,318	4,052,774
Arcosa, Inc.	17,207	752,806
Argan, Inc.	4,405	185,495
Armstrong Flooring, Inc. *	7,547	26,716
Armstrong World Industries, Inc.	17,491	1,754,872
Astec Industries, Inc.	10,413	429,432
Astronics Corp. *	7,122	179,474
Atkore International Group, Inc. *	15,845	629,046
Axon Enterprise, Inc. *	20,683	1,588,661
AZZ, Inc.	9,021	372,206
Babcock & Wilcox Enterprises, Inc. *	12,254	51,589
Barnes Group, Inc.	16,937	1,069,910
Beacon Roofing Supply, Inc. *	23,005	761,696
Bloom Energy Corp., Class A *(b)	6,100	48,068
Blue Bird Corp. *	6,024	118,854
BlueLinx Holdings, Inc. *(b)	2,241	26,287
BMC Stock Holdings, Inc. *	24,109	703,621
Briggs & Stratton Corp.	12,415	45,563
Builders FirstSource, Inc. *	41,981	1,040,919
BWX Technologies, Inc.	32,683	2,078,312
CAI International, Inc. *	4,600	125,120
Carlisle Cos., Inc.	19,788	3,091,479
Caterpillar, Inc.	192,743	25,316,793
Chart Industries, Inc. *	11,869	759,379
CIRCOR International, Inc. *	7,526	312,555
Colfax Corp. *	28,587	1,005,119
Columbus McKinnon Corp.	8,311	290,802
Comfort Systems USA, Inc.	12,917	599,349
Commercial Vehicle Group, Inc. *	7,300	36,427
Construction Partners, Inc., Class A *	12,670	212,603
Continental Building Products, Inc. *	13,659	505,246
Cornerstone Building Brands, Inc. *	14,252	122,282
CPI Aerostructures, Inc. *	6,418	42,359
Crane Co.	17,455	1,491,704
CSW Industrials, Inc.	4,946	375,302
Cubic Corp.	10,678	697,167
Cummins, Inc.	53,370	8,537,599
Curtiss-Wright Corp.	14,611	2,124,878
Deere & Co.	109,518	17,367,364
Donaldson Co., Inc.	44,111	2,287,155
Douglas Dynamics, Inc.	7,724	404,969
Dover Corp.	50,569	5,757,281
Security	Number of Shares	Value ($)
Ducommun, Inc. *	3,200	130,976
DXP Enterprises, Inc. *	4,731	164,024
Dycom Industries, Inc. *	11,476	463,860
Eaton Corp. plc	143,922	13,596,311
EMCOR Group, Inc.	19,925	1,637,237
Emerson Electric Co.	211,693	15,163,570
Encore Wire Corp.	7,393	401,514
Energous Corp. *(b)	5,300	8,321
Energy Recovery, Inc. *	9,780	99,854
Enerpac Tool Group Corp.	19,179	443,227
EnerSys	14,027	1,009,383
EnPro Industries, Inc.	7,727	451,566
ESCO Technologies, Inc.	8,457	811,534
EVI Industries, Inc. *(b)	1,400	37,464
Evoqua Water Technologies Corp. *	25,169	502,625
Fastenal Co.	201,154	7,016,251
Federal Signal Corp.	21,858	702,953
Flowserve Corp.	44,328	2,069,231
Fluor Corp.	46,688	835,248
Fortive Corp.	104,038	7,795,567
Fortune Brands Home & Security, Inc.	47,275	3,248,265
Foundation Building Materials, Inc. *	5,200	92,716
Franklin Electric Co., Inc.	14,084	812,506
FreightCar America, Inc. *	3,100	4,991
FuelCell Energy, Inc. *(b)	109,457	174,037
Gardner Denver Holdings, Inc. *	46,337	1,636,159
Gates Industrial Corp. plc *	17,841	222,477
GATX Corp.	12,164	926,045
Gencor Industries, Inc. *	3,540	39,683
Generac Holdings, Inc. *	21,680	2,245,831
General Dynamics Corp.	81,404	14,281,518
General Electric Co.	3,052,220	38,000,139
General Finance Corp. *	9,231	89,264
Gibraltar Industries, Inc. *	10,558	575,622
GMS, Inc. *	14,254	380,867
Graco, Inc.	58,698	3,119,799
GrafTech International Ltd.	17,928	192,367
Graham Corp.	2,809	51,349
Granite Construction, Inc.	17,068	463,055
Great Lakes Dredge & Dock Corp. *	19,016	199,098
Griffon Corp.	14,664	304,865
H&E Equipment Services, Inc.	9,632	261,124
HD Supply Holdings, Inc. *	56,799	2,313,991
HEICO Corp.	13,718	1,679,495
HEICO Corp., Class A	24,989	2,402,692
Helios Technologies, Inc.	10,858	461,682
Herc Holdings, Inc. *	8,885	356,466
Hexcel Corp.	29,991	2,225,932
Hillenbrand, Inc.	25,607	743,371
Honeywell International, Inc.	249,185	43,163,826
Houston Wire & Cable Co. *	8,228	32,747
Hubbell, Inc.	18,657	2,672,242
Huntington Ingalls Industries, Inc.	14,134	3,688,974
Hurco Cos., Inc.	2,000	62,600
Hyster-Yale Materials Handling, Inc.	3,600	194,364
IDEX Corp.	26,284	4,306,633
IES Holdings, Inc. *	4,126	103,191
Illinois Tool Works, Inc.	101,711	17,797,391
Ingersoll-Rand plc	83,823	11,167,738
Insteel Industries, Inc.	5,095	113,975
ITT, Inc.	29,658	1,989,459
Jacobs Engineering Group, Inc.	46,911	4,340,675
JELD-WEN Holding, Inc. *	24,661	588,905
John Bean Technologies Corp.	10,923	1,234,190
Johnson Controls International plc	268,461	10,590,786
Kadant, Inc.	3,843	409,664
Kaman Corp.	10,367	639,851
Kennametal, Inc.	31,423	983,226

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kratos Defense & Security Solutions, Inc. *	30,097	551,979
L.B. Foster Co., Class A *	3,200	54,272
L3Harris Technologies, Inc.	77,059	17,055,468
Lawson Products, Inc. *	3,088	145,815
Lennox International, Inc.	12,494	2,910,852
Lincoln Electric Holdings, Inc.	21,197	1,890,348
Lindsay Corp.	4,281	428,228
LiqTech International, Inc. *(b)	5,399	35,093
Lockheed Martin Corp.	86,456	37,013,543
LSI Industries, Inc.	14,777	98,267
Lydall, Inc. *	5,500	112,420
Manitex International, Inc. *	4,549	26,111
Masco Corp.	100,406	4,771,293
Masonite International Corp. *	8,180	614,400
MasTec, Inc. *	21,332	1,231,923
Maxar Technologies, Inc. *	21,013	335,367
Mercury Systems, Inc. *	19,567	1,501,767
Meritor, Inc. *	27,700	606,907
Miller Industries, Inc.	3,410	117,338
Moog, Inc., Class A	11,470	1,027,827
MRC Global, Inc. *	31,160	350,862
MSC Industrial Direct Co., Inc., Class A	16,476	1,121,521
Mueller Industries, Inc.	19,369	564,994
Mueller Water Products, Inc., Class A	58,841	685,498
MYR Group, Inc. *	4,624	132,801
National Presto Industries, Inc.	1,664	143,420
Navistar International Corp. *	22,953	840,539
NN, Inc.	15,065	130,011
Nordson Corp.	17,611	2,973,793
Northrop Grumman Corp.	54,739	20,503,587
Northwest Pipe Co. *	2,896	94,786
NOW, Inc. *	45,134	451,791
NV5 Global, Inc. *	3,797	235,832
nVent Electric plc	54,394	1,354,411
Omega Flex, Inc.	832	87,693
Orion Group Holdings, Inc. *	8,139	35,160
Oshkosh Corp.	23,664	2,036,051
Owens Corning	38,229	2,312,472
PACCAR, Inc.	120,637	8,952,472
Park Aerospace Corp.	6,594	102,009
Park-Ohio Holdings Corp.	3,600	105,840
Parker-Hannifin Corp.	45,052	8,816,226
Parsons Corp. *	6,853	280,288
Patrick Industries, Inc.	8,643	448,399
Pentair plc	58,848	2,526,345
PGT Innovations, Inc. *	19,928	308,884
Plug Power, Inc. *	101,507	392,325
Powell Industries, Inc.	2,862	118,115
Preformed Line Products Co.	1,000	54,620
Primoris Services Corp.	17,353	370,139
Proto Labs, Inc. *	10,098	1,045,143
Quanex Building Products Corp.	10,061	178,281
Quanta Services, Inc.	49,897	1,953,468
Raven Industries, Inc.	11,752	368,543
Raytheon Co.	97,171	21,468,961
RBC Bearings, Inc. *	8,636	1,342,984
Regal Beloit Corp.	13,569	1,064,624
Resideo Technologies, Inc. *	41,983	427,387
REV Group, Inc.	7,500	75,000
Rexnord Corp. *	41,346	1,349,947
Rockwell Automation, Inc.	40,291	7,722,173
Roper Technologies, Inc.	36,241	13,831,740
Rush Enterprises, Inc., Class A	11,326	487,018
Rush Enterprises, Inc., Class B	750	33,270
Sensata Technologies Holding plc *	55,015	2,600,559
Simpson Manufacturing Co., Inc.	14,564	1,204,006
SiteOne Landscape Supply, Inc. *	14,916	1,440,140
Snap-on, Inc.	19,321	3,084,211
Security	Number of Shares	Value ($)
Spartan Motors, Inc.	9,445	160,565
Spirit AeroSystems Holdings, Inc., Class A	36,069	2,356,027
SPX Corp. *	14,844	728,395
SPX FLOW, Inc. *	15,093	660,168
Standex International Corp.	4,408	322,181
Stanley Black & Decker, Inc.	53,159	8,469,823
Sterling Construction Co., Inc. *	7,334	96,625
Sunrun, Inc. *	26,305	447,974
Systemax, Inc.	3,800	89,870
Tecogen, Inc. *	11,344	23,822
Teledyne Technologies, Inc. *	12,782	4,666,197
Tennant Co.	7,027	542,625
Terex Corp.	21,913	555,495
Textron, Inc.	80,856	3,713,716
The Boeing Co.	186,567	59,378,679
The Eastern Co.	1,864	51,633
The ExOne Co. *(b)	4,754	33,230
The Gorman-Rupp Co.	5,933	218,987
The Greenbrier Cos., Inc.	11,186	269,471
The Manitowoc Co., Inc. *	12,331	178,183
The Middleby Corp. *	19,887	2,230,526
The Timken Co.	24,132	1,267,654
The Toro Co.	36,981	2,959,220
Thermon Group Holdings, Inc. *	13,548	321,088
Titan International, Inc.	13,787	39,431
Titan Machinery, Inc. *	5,599	68,364
TPI Composites, Inc. *	13,097	271,763
Transcat, Inc. *	2,013	61,598
TransDigm Group, Inc.	17,438	11,217,517
Trex Co., Inc. *	19,919	1,956,843
TriMas Corp. *	15,539	446,435
Trinity Industries, Inc.	35,969	731,250
Triton International Ltd.	17,182	645,184
Triumph Group, Inc.	16,938	346,043
Tutor Perini Corp. *	11,769	132,519
Twin Disc, Inc. *	3,405	33,199
Ultralife Corp. *	4,422	30,733
United Rentals, Inc. *	25,736	3,492,118
United Technologies Corp.	282,472	42,427,294
Univar Solutions, Inc. *	47,972	1,033,797
Universal Forest Products, Inc.	22,690	1,086,851
Valmont Industries, Inc.	7,730	1,098,124
Vectrus, Inc. *	3,418	190,553
Veritiv Corp. *	3,278	46,154
Vicor Corp. *	6,069	303,753
Virgin Galactic Holdings, Inc. *(b)	29,212	500,986
Vivint Solar, Inc. *	17,131	139,789
W.W. Grainger, Inc.	15,281	4,625,100
Wabash National Corp.	19,725	228,810
WABCO Holdings, Inc. *	18,092	2,454,180
Watsco, Inc.	11,181	1,944,600
Watts Water Technologies, Inc., Class A	9,037	901,079
Welbilt, Inc. *	46,762	705,639
WESCO International, Inc. *	13,771	666,654
Westinghouse Air Brake Technologies Corp.	64,478	4,762,345
Willis Lease Finance Corp. *	1,177	69,796
WillScot Corp. *	16,161	304,635
Woodward, Inc.	20,023	2,328,875
Xylem, Inc.	62,922	5,138,211
		752,932,442

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	878,402
Acacia Research Corp. *	15,357	38,393
ACCO Brands Corp.	34,735	300,110
ADT, Inc. (b)	42,276	262,111

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Advanced Disposal Services, Inc. *	26,670	878,777
Aqua Metals, Inc. *	12,685	9,718
ASGN, Inc. *	18,496	1,251,994
Barrett Business Services, Inc.	3,084	255,448
BG Staffing, Inc.	6,359	127,943
Brady Corp., Class A	17,257	955,520
BrightView Holdings, Inc. *	11,485	181,463
Casella Waste Systems, Inc., Class A *	15,213	778,753
CBIZ, Inc. *	21,447	579,069
CECO Environmental Corp. *	9,324	70,862
Cimpress plc *	8,987	1,075,115
Cintas Corp.	29,370	8,193,349
Clean Harbors, Inc. *	17,394	1,430,135
Copart, Inc. *	70,719	7,175,150
CoStar Group, Inc. *	12,850	8,390,922
Covanta Holding Corp.	37,612	563,428
CRA International, Inc.	2,542	135,438
Deluxe Corp.	14,100	679,620
Ennis, Inc.	11,953	249,340
Equifax, Inc.	42,431	6,360,407
Exponent, Inc.	17,886	1,301,564
Forrester Research, Inc. *	3,376	139,665
Franklin Covey Co. *	2,861	90,980
FTI Consulting, Inc. *	13,348	1,602,561
GP Strategies Corp. *	5,086	67,695
Harsco Corp. *	28,455	423,980
Healthcare Services Group, Inc.	26,959	690,150
Heidrick & Struggles International, Inc.	5,759	163,671
Heritage-Crystal Clean, Inc. *	3,533	100,161
Herman Miller, Inc.	20,697	799,939
Hill International, Inc. *	13,292	43,997
HNI Corp.	16,018	576,167
Hudson Technologies, Inc. *	14,328	11,745
Huron Consulting Group, Inc. *	8,402	544,534
IAA, Inc. *	46,894	2,216,210
ICF International, Inc.	6,209	543,846
IHS Markit Ltd. *	138,884	10,952,392
InnerWorkings, Inc. *	9,011	37,396
Insperity, Inc.	13,333	1,164,904
Interface, Inc.	19,952	320,828
KAR Auction Services, Inc.	44,400	933,288
Kelly Services, Inc., Class A	13,781	244,751
Kforce, Inc.	6,775	251,014
Kimball International, Inc., Class B	11,882	223,144
Knoll, Inc.	15,973	395,491
Korn Ferry	18,537	759,646
ManpowerGroup, Inc.	20,515	1,876,917
Matthews International Corp., Class A	10,170	379,544
McGrath RentCorp	8,505	657,607
Mistras Group, Inc. *	11,187	123,840
Mobile Mini, Inc.	15,499	646,928
MSA Safety, Inc.	11,975	1,623,810
Nielsen Holdings plc	126,949	2,589,760
PICO Holdings, Inc. *	7,559	75,212
Pitney Bowes, Inc.	56,836	212,567
Quad Graphics, Inc.	9,800	41,650
Red Violet, Inc. *(b)	4,185	88,764
Republic Services, Inc.	73,744	7,009,367
Resources Connection, Inc.	11,300	172,043
Robert Half International, Inc.	40,629	2,363,389
Rollins, Inc.	48,651	1,846,305
RR Donnelley & Sons Co.	19,875	47,700
SP Plus Corp. *	8,482	354,632
Steelcase, Inc., Class A	33,780	628,646
Stericycle, Inc. *	33,221	2,082,292
Team, Inc. *	12,824	174,406
Tetra Tech, Inc.	19,290	1,651,224
The Brink’s Co.	17,192	1,447,395
TransUnion	65,262	5,984,525
Security	Number of Shares	Value ($)
TriNet Group, Inc. *	14,460	825,088
TrueBlue, Inc. *	14,540	318,571
U.S. Ecology, Inc.	8,442	455,952
UniFirst Corp.	5,416	1,104,485
Upwork, Inc. *	21,190	194,524
Verisk Analytics, Inc.	56,898	9,244,218
Viad Corp.	7,132	463,580
VSE Corp.	2,601	80,917
Waste Management, Inc.	136,409	16,600,975
Willdan Group, Inc. *	4,309	142,757
		126,930,776

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	350,457
American Outdoor Brands Corp. *	22,871	215,445
Bassett Furniture Industries, Inc.	5,330	65,186
Beazer Homes USA, Inc. *	12,172	167,365
Brunswick Corp.	28,630	1,799,396
Callaway Golf Co.	33,432	716,113
Capri Holdings Ltd. *	53,797	1,611,758
Carter’s, Inc.	14,934	1,584,049
Cavco Industries, Inc. *	3,109	696,478
Century Communities, Inc. *	11,045	327,705
Clarus Corp.	6,000	79,290
Columbia Sportswear Co.	10,217	959,581
Crocs, Inc. *	23,515	891,454
CSS Industries, Inc.	2,830	26,461
Culp, Inc.	5,320	67,192
D.R. Horton, Inc.	117,888	6,978,970
Deckers Outdoor Corp. *	9,598	1,832,354
Delta Apparel, Inc. *	1,907	47,828
Escalade, Inc.	3,955	34,804
Ethan Allen Interiors, Inc.	7,327	118,331
Flexsteel Industries, Inc.	1,900	31,160
Fossil Group, Inc. *	12,996	87,463
G-III Apparel Group Ltd. *	15,332	417,184
Garmin Ltd.	49,935	4,841,198
GoPro, Inc., Class A *	61,882	243,815
Green Brick Partners, Inc. *	7,100	82,289
Hamilton Beach Brands Holding Co., Class A	1,750	27,650
Hanesbrands, Inc.	132,331	1,820,875
Hasbro, Inc.	44,986	4,582,724
Helen of Troy Ltd. *	8,762	1,656,456
Hooker Furniture Corp.	5,161	127,167
Hovnanian Enterprises, Inc., Class A *	2,020	51,631
Installed Building Products, Inc. *	6,876	509,718
iRobot Corp. *(b)	9,024	424,579
Johnson Outdoors, Inc., Class A	1,700	133,620
KB Home	29,731	1,116,399
Kontoor Brands, Inc. *	15,411	587,776
La-Z-Boy, Inc.	16,047	491,680
Lakeland Industries, Inc. *	4,088	56,987
Leggett & Platt, Inc.	44,890	2,136,315
Lennar Corp., Class A	101,915	6,763,079
Levi Strauss & Co., Class A	15,208	298,685
LGI Homes, Inc. *	7,240	577,318
Libbey, Inc. *	7,232	9,619
Lifetime Brands, Inc.	5,000	33,850
lululemon Athletica, Inc. *	41,658	9,972,509
M.D.C. Holdings, Inc.	18,241	768,676
M/I Homes, Inc. *	9,900	439,461
Malibu Boats, Inc., Class A *	6,152	269,396
Marine Products Corp.	3,933	55,062
MasterCraft Boat Holdings, Inc. *	4,993	87,727
Mattel, Inc. *	117,802	1,723,443
Meritage Homes Corp. *	12,324	874,511
Mohawk Industries, Inc. *	20,577	2,709,579

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Movado Group, Inc.	5,167	88,976
Newell Brands, Inc.	135,666	2,649,557
NIKE, Inc., Class B	434,615	41,853,424
NVR, Inc. *	1,222	4,664,337
Oxford Industries, Inc.	5,331	369,971
Peloton Interactive, Inc., Class A *(b)	14,023	453,784
Polaris, Inc.	20,602	1,892,088
PulteGroup, Inc.	88,003	3,929,334
PVH Corp.	26,114	2,276,357
Ralph Lauren Corp.	17,193	1,951,405
Rocky Brands, Inc.	1,800	48,852
Skechers U.S.A., Inc., Class A *	46,669	1,744,954
Skyline Champion Corp. *	19,743	567,611
Sonos, Inc. *	22,107	303,308
Steven Madden Ltd.	27,804	1,072,122
Sturm, Ruger & Co., Inc.	5,258	260,376
Superior Group of Cos., Inc.	3,200	36,896
Tapestry, Inc.	94,772	2,442,274
Taylor Morrison Home Corp. *	36,816	952,798
Tempur Sealy International, Inc. *	15,525	1,422,401
The Lovesac Co. *	1,800	20,430
Toll Brothers, Inc.	47,408	2,103,019
TopBuild Corp. *	11,848	1,356,714
TRI Pointe Group, Inc. *	51,826	842,691
Tupperware Brands Corp.	14,971	93,718
Turtle Beach Corp. *(b)	2,910	23,455
Under Armour, Inc., Class A *	66,741	1,346,833
Under Armour, Inc., Class C *	67,872	1,218,981
Unifi, Inc. *	4,248	91,417
Universal Electronics, Inc. *	4,081	202,132
Vera Bradley, Inc. *	5,909	56,608
VF Corp.	114,623	9,510,270
Vista Outdoor, Inc. *	17,574	130,575
Vuzix Corp. *(b)	7,800	14,274
Whirlpool Corp.	22,046	3,222,464
William Lyon Homes, Class A *	9,666	224,155
Wolverine World Wide, Inc.	27,313	862,271
YETI Holdings, Inc. *	10,321	375,272
ZAGG, Inc. *	8,000	60,480
		153,316,402

Consumer Services 2.2%
Adtalem Global Education, Inc. *	18,133	625,770
American Public Education, Inc. *	5,600	133,448
Aramark	87,288	3,852,892
Aspen Group, Inc. *	4,985	43,569
BBX Capital Corp.	20,416	79,214
Biglari Holdings, Inc., Class B *	678	73,549
BJ’s Restaurants, Inc.	6,241	248,267
Bloomin’ Brands, Inc.	28,402	589,910
Bluegreen Vacations Corp. (b)	2,223	20,407
Boyd Gaming Corp.	25,952	774,667
Bright Horizons Family Solutions, Inc. *	20,437	3,346,150
Brinker International, Inc.	12,650	540,028
Caesars Entertainment Corp. *	192,611	2,632,992
Carnival Corp.	139,026	6,051,802
Carriage Services, Inc.	6,911	163,583
Carrols Restaurant Group, Inc. *	10,038	45,573
Century Casinos, Inc. *	7,935	66,099
Chegg, Inc. *	42,157	1,738,133
Chipotle Mexican Grill, Inc. *	8,986	7,788,705
Choice Hotels International, Inc.	10,703	1,072,441
Churchill Downs, Inc.	12,147	1,753,784
Chuy’s Holdings, Inc. *	5,160	126,678
Collectors Universe, Inc.	2,500	61,400
Cracker Barrel Old Country Store, Inc.	8,065	1,233,380
Darden Restaurants, Inc.	42,745	4,976,800
Dave & Buster’s Entertainment, Inc.	11,742	518,527
Security	Number of Shares	Value ($)
Del Taco Restaurants, Inc. *	10,395	78,378
Denny’s Corp. *	21,100	431,917
Dine Brands Global, Inc.	5,538	472,114
Domino’s Pizza, Inc.	14,354	4,044,239
Drive Shack, Inc. *	17,215	65,073
Dunkin’ Brands Group, Inc.	29,595	2,311,074
El Pollo Loco Holdings, Inc. *	6,221	85,725
Eldorado Resorts, Inc. *	23,729	1,418,520
Everi Holdings, Inc. *	27,873	348,412
Extended Stay America, Inc.	60,722	784,528
Fiesta Restaurant Group, Inc. *	7,980	79,241
Franchise Group, Inc.	3,465	76,576
frontdoor, Inc. *	29,034	1,236,268
Golden Entertainment, Inc. *	6,136	105,294
Graham Holdings Co., Class B	1,675	919,943
Grand Canyon Education, Inc. *	16,295	1,275,573
H&R Block, Inc.	67,923	1,575,814
Hilton Grand Vacations, Inc. *	28,105	896,831
Hilton Worldwide Holdings, Inc.	98,087	10,573,779
Houghton Mifflin Harcourt Co. *	37,061	204,577
Hyatt Hotels Corp., Class A	13,340	1,127,764
Inspired Entertainment, Inc. *	6,626	38,828
J Alexander’s Holdings, Inc. *	6,429	61,590
Jack in the Box, Inc.	8,383	685,310
K12, Inc. *	12,100	195,294
Las Vegas Sands Corp.	118,003	7,706,776
Laureate Education, Inc., Class A *	35,961	749,427
Lindblad Expeditions Holdings, Inc. *	7,500	123,675
Marriott International, Inc., Class A	94,432	13,226,146
Marriott Vacations Worldwide Corp.	13,189	1,585,845
McDonald’s Corp.	262,590	56,186,382
MGM Resorts International	181,492	5,637,141
Monarch Casino & Resort, Inc. *	5,782	310,378
Nathan’s Famous, Inc.	842	55,572
Noodles & Co. *	12,000	85,680
Norwegian Cruise Line Holdings Ltd. *	74,719	4,023,618
OneSpaWorld Holdings Ltd.	12,005	180,195
Papa John’s International, Inc.	7,000	453,460
Penn National Gaming, Inc. *	38,412	1,145,830
Perdoceo Education Corp. *	25,565	454,546
Planet Fitness, Inc., Class A *	28,383	2,293,063
Playa Hotels & Resorts N.V. *	16,595	116,497
PlayAGS, Inc. *	10,460	107,529
Potbelly Corp. *	7,813	33,674
RCI Hospitality Holdings, Inc.	2,500	44,325
Red Lion Hotels Corp. *	7,000	19,320
Red Robin Gourmet Burgers, Inc. *	3,624	119,121
Red Rock Resorts, Inc., Class A	25,517	625,422
Regis Corp. *	10,203	158,351
Royal Caribbean Cruises Ltd.	60,186	7,046,577
Ruth’s Hospitality Group, Inc.	8,878	181,999
Scientific Games Corp., Class A *	17,505	434,824
SeaWorld Entertainment, Inc. *	13,437	463,039
Select Interior Concepts, Inc., Class A *	7,504	61,983
Service Corp. International	62,071	2,976,304
ServiceMaster Global Holdings, Inc. *	48,949	1,764,611
Shake Shack, Inc., Class A *	10,298	694,600
Six Flags Entertainment Corp.	26,328	1,003,887
Starbucks Corp.	411,826	34,935,200
Strategic Education, Inc.	8,045	1,305,623
Target Hospitality Corp. *	12,493	68,337
Texas Roadhouse, Inc.	22,890	1,430,625
The Cheesecake Factory, Inc.	14,852	570,317
The Habit Restaurants, Inc., Class A *	6,100	84,851
The Wendy’s Co.	66,277	1,436,223
Twin River Worldwide Holdings, Inc.	8,823	235,133
Universal Technical Institute, Inc. *	13,059	100,424
Vail Resorts, Inc.	14,477	3,395,001
Wingstop, Inc.	10,813	1,003,122

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WW International, Inc. *	16,524	544,962
Wyndham Destinations, Inc.	31,553	1,531,267
Wyndham Hotels & Resorts, Inc.	33,142	1,894,728
Wynn Resorts Ltd.	33,663	4,246,924
Yum! Brands, Inc.	105,217	11,128,802
		241,631,766

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	17,171	1,371,104
AG Mortgage Investment Trust, Inc.	14,385	228,002
AGNC Investment Corp.	187,505	3,485,718
Ally Financial, Inc.	130,353	4,175,207
American Express Co.	234,635	30,472,047
Ameriprise Financial, Inc.	44,287	7,325,513
Annaly Capital Management, Inc.	494,222	4,823,607
Anworth Mortgage Asset Corp.	50,580	181,076
Apollo Commercial Real Estate Finance, Inc.	51,018	932,609
Apollo Global Management, Inc.	69,860	3,305,775
Arbor Realty Trust, Inc.	31,801	469,701
Ares Commercial Real Estate Corp.	10,752	175,688
Ares Management Corp., Class A	28,674	1,033,984
Arlington Asset Investment Corp., Class A	11,092	63,003
ARMOUR Residential REIT, Inc.	22,015	424,009
Artisan Partners Asset Management, Inc., Class A	18,701	624,613
Ashford, Inc. *	868	20,893
Assetmark Financial Holdings, Inc. *	4,688	137,499
Associated Capital Group, Inc., Class A	1,241	51,837
B. Riley Financial, Inc.	6,039	161,966
Berkshire Hathaway, Inc., Class B *	682,220	153,110,635
BGC Partners, Inc., Class A	93,111	537,250
BlackRock, Inc.	41,007	21,625,041
Blackstone Mortgage Trust, Inc., Class A	47,193	1,802,773
Blucora, Inc. *	15,753	355,230
BrightSphere Investment Group, Inc. *	24,528	225,903
Cannae Holdings, Inc. *	25,135	1,021,989
Capital One Financial Corp.	162,425	16,210,015
Capstead Mortgage Corp.	40,081	329,466
Cboe Global Markets, Inc.	38,559	4,751,240
Cherry Hill Mortgage Investment Corp.	7,677	117,919
Chimera Investment Corp.	62,935	1,334,222
CME Group, Inc.	125,179	27,177,613
Cohen & Steers, Inc.	8,356	618,177
Colony Credit Real Estate, Inc.	30,690	382,090
Cowen, Inc., Class A *	8,211	131,951
Credit Acceptance Corp. *	4,736	2,031,649
Curo Group Holdings Corp. *	6,544	68,123
Diamond Hill Investment Group, Inc.	1,017	143,163
Discover Financial Services	109,549	8,230,416
Donnelley Financial Solutions, Inc. *	18,097	163,959
Dynex Capital, Inc.	7,748	138,069
E*TRADE Financial Corp.	79,353	3,382,025
Eaton Vance Corp.	38,920	1,780,590
Elevate Credit, Inc. *	5,396	31,351
Ellington Financial, Inc.	14,178	259,032
Ellington Residential Mortgage REIT	2,688	28,923
Encore Capital Group, Inc. *	8,553	290,374
Enova International, Inc. *	10,313	258,444
Equitable Holdings, Inc.	149,855	3,599,517
Evercore, Inc., Class A	13,443	1,030,003
Exantas Capital Corp.	9,433	113,951
EZCORP, Inc., Class A *	14,614	90,899
FactSet Research Systems, Inc.	13,026	3,726,869
Federated Investors, Inc., Class B	34,115	1,235,986
FGL Holdings	44,500	429,425
FirstCash, Inc.	14,771	1,284,634
Security	Number of Shares	Value ($)
Focus Financial Partners, Inc., Class A *	9,640	272,330
Franklin Resources, Inc.	99,179	2,509,229
GAIN Capital Holdings, Inc.	6,506	25,438
GAMCO Investors, Inc., Class A	2,351	38,909
Granite Point Mortgage Trust, Inc.	19,886	363,715
Great Ajax Corp.	5,000	75,450
Great Elm Capital Group, Inc. *	11,791	35,373
Green Dot Corp., Class A *	15,760	474,061
Greenhill & Co., Inc.	6,539	102,401
Hamilton Lane, Inc., Class A	8,909	578,640
Houlihan Lokey, Inc.	14,349	743,996
Hunt Cos. Finance Trust, Inc.	13,059	42,834
Interactive Brokers Group, Inc., Class A	27,189	1,277,883
Intercontinental Exchange, Inc.	194,574	19,406,811
INTL. FCStone, Inc. *	6,044	288,057
Invesco Ltd.	128,578	2,224,399
Invesco Mortgage Capital, Inc.	52,495	918,138
Janus Henderson Group plc	52,248	1,320,307
Jefferies Financial Group, Inc.	85,581	1,851,973
KKR & Co., Inc., Class A	192,230	6,132,137
KKR Real Estate Finance Trust, Inc.	8,629	181,640
Ladder Capital Corp. REIT	36,027	661,095
Ladenburg Thalmann Financial Services, Inc.	36,436	127,162
Lazard Ltd., Class A	40,739	1,709,408
Legg Mason, Inc.	27,907	1,092,559
LendingClub Corp. *	30,093	352,690
LendingTree, Inc. *	2,539	790,137
LPL Financial Holdings, Inc.	27,937	2,573,836
MarketAxess Holdings, Inc.	13,278	4,702,802
Marlin Business Services Corp.	4,000	78,800
Medallion Financial Corp. *	10,486	72,249
MFA Financial, Inc.	152,167	1,186,903
Moelis & Co., Class A	17,869	643,284
Moody’s Corp.	56,463	14,499,134
Morgan Stanley	427,555	22,344,024
Morningstar, Inc.	7,494	1,175,734
MSCI, Inc.	29,638	8,470,540
Nasdaq, Inc.	39,883	4,644,774
Navient Corp.	69,259	995,944
Nelnet, Inc., Class A	6,877	393,777
New Residential Investment Corp.	144,632	2,421,140
New York Mortgage Trust, Inc.	97,532	619,328
Northern Trust Corp.	73,835	7,221,801
On Deck Capital, Inc. *	20,000	81,600
OneMain Holdings, Inc.	26,737	1,132,847
Oportun Financial Corp. *	3,745	78,795
Oppenheimer Holdings, Inc., Class A	3,500	96,425
Orchid Island Capital, Inc.	30,714	185,513
PennyMac Mortgage Investment Trust	38,176	887,592
Piper Sandler Cos.	4,986	410,996
PJT Partners, Inc., Class A	6,501	299,176
PRA Group, Inc. *	14,609	516,574
Pzena Investment Management, Inc., Class A	8,430	69,042
Raymond James Financial, Inc.	43,501	3,977,296
Ready Capital Corp.	8,683	141,707
Redwood Trust, Inc.	35,407	624,225
Regional Management Corp. *	3,000	82,650
S&P Global, Inc.	85,113	25,000,241
Safeguard Scientifics, Inc.	7,000	74,480
Santander Consumer USA Holdings, Inc.	36,681	976,448
Sculptor Capital Management, Inc.	5,600	128,464
SEI Investments Co.	43,216	2,820,276
Siebert Financial Corp. *	3,682	25,295
Silvercrest Asset Management Group, Inc., Class A	3,213	38,170
SLM Corp.	142,528	1,556,406
Starwood Property Trust, Inc.	97,349	2,497,975

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
State Street Corp.	126,804	9,590,187
Stifel Financial Corp.	24,979	1,615,891
Synchrony Financial	210,441	6,820,393
T. Rowe Price Group, Inc.	81,283	10,853,719
TD Ameritrade Holding Corp.	92,931	4,412,364
The Bank of New York Mellon Corp.	291,988	13,075,223
The Blackstone Group, Inc., Class A	230,745	14,091,597
The Charles Schwab Corp. (c)	396,382	18,055,200
The Goldman Sachs Group, Inc.	111,569	26,525,530
TPG RE Finance Trust, Inc.	16,170	331,000
Tradeweb Markets, Inc., Class A	23,296	1,075,809
Two Harbors Investment Corp.	101,017	1,541,519
Victory Capital Holdings, Inc., Class A	3,900	81,354
Virtu Financial, Inc., Class A	26,912	449,161
Virtus Investment Partners, Inc.	2,020	248,521
Voya Financial, Inc.	47,345	2,827,917
Waddell & Reed Financial, Inc., Class A	25,984	415,224
Western Asset Mortgage Capital Corp.	15,107	160,285
Westwood Holdings Group, Inc.	2,653	74,496
WisdomTree Investments, Inc.	38,043	160,161
World Acceptance Corp. *	2,084	180,203
		587,441,556

Energy 3.6%
Abraxas Petroleum Corp. *	81,152	18,584
Adams Resources & Energy, Inc.	1,166	41,230
Altus Midstream Co., Class A *	17,889	37,209
Amplify Energy Corp.	11,998	64,669
Antero Midstream Corp. (b)	101,003	509,055
Antero Resources Corp. *	74,733	138,256
Apache Corp.	131,421	3,606,192
Apergy Corp. *	26,919	696,125
Arch Coal, Inc., Class A	5,290	272,594
Archrock, Inc.	39,936	333,466
Aspen Aerogels, Inc. *	6,261	51,778
Baker Hughes Co.	224,751	4,868,107
Berry Petroleum Corp.	15,620	106,997
Bonanza Creek Energy, Inc. *	5,626	102,337
Brigham Minerals, Inc., Class A	13,095	222,746
Cabot Oil & Gas Corp.	140,252	1,976,151
Cactus, Inc., Class A	15,987	460,745
California Resources Corp. *(b)	16,680	122,431
Callon Petroleum Co. *	131,881	395,643
Centennial Resource Development, Inc., Class A *	64,330	209,716
Cheniere Energy, Inc. *	80,817	4,787,599
Chesapeake Energy Corp. *	394,199	201,751
Chevron Corp.	659,667	70,676,722
Cimarex Energy Co.	35,644	1,564,415
Clean Energy Fuels Corp. *	36,000	82,800
CNX Resources Corp. *	60,465	437,162
Comstock Resources, Inc. *(b)	6,806	37,637
Concho Resources, Inc.	70,595	5,349,689
ConocoPhillips	382,609	22,738,453
CONSOL Energy, Inc. *	8,270	67,235
Contango Oil & Gas Co. *	29,038	113,539
Continental Resources, Inc.	28,202	767,658
Contura Energy, Inc. *	6,988	40,461
Core Laboratories N.V.	16,569	582,069
CVR Energy, Inc.	10,411	360,325
Dawson Geophysical Co. *	14,633	35,119
Delek US Holdings, Inc.	26,175	718,766
Denbury Resources, Inc. *	137,039	134,983
Devon Energy Corp.	132,364	2,874,946
Diamond Offshore Drilling, Inc. *	27,749	128,478
Diamond S Shipping, Inc. *	8,382	92,873
Diamondback Energy, Inc.	56,835	4,228,524
DMC Global, Inc.	4,394	183,801
Security	Number of Shares	Value ($)
Dorian LPG Ltd. *	11,000	144,320
Dril-Quip, Inc. *	13,403	548,183
Earthstone Energy, Inc., Class A *	5,613	28,065
EOG Resources, Inc.	202,214	14,743,423
EQT Corp.	84,261	509,779
Equitrans Midstream Corp.	74,333	718,800
Era Group, Inc. *	6,921	68,795
Evolution Petroleum Corp.	8,679	43,742
Exterran Corp. *	9,906	53,492
Extraction Oil & Gas, Inc. *(b)	30,147	42,809
Exxon Mobil Corp.	1,477,341	91,772,423
Falcon Minerals Corp.	13,000	71,500
Forum Energy Technologies, Inc. *	33,550	35,563
Frank’s International N.V. *	42,473	148,656
FTS International, Inc. *	9,805	6,001
Geospace Technologies Corp. *	7,458	100,012
Goodrich Petroleum Corp. *	3,169	21,264
Green Plains, Inc.	13,339	166,337
Gulf Island Fabrication, Inc. *	4,500	22,950
Gulfport Energy Corp. *	53,493	82,914
Hallador Energy Co.	8,706	14,452
Halliburton Co.	307,331	6,702,889
Helix Energy Solutions Group, Inc. *	52,600	438,684
Helmerich & Payne, Inc.	39,011	1,581,896
Hess Corp.	90,179	5,101,426
Hi-Crush, Inc. *	48,197	34,220
HighPoint Resources Corp. *	33,805	39,214
HollyFrontier Corp.	53,696	2,412,024
Independence Contract Drilling, Inc. *	11,500	8,078
International Seaways, Inc. *	8,633	192,171
ION Geophysical Corp. *	3,676	21,063
Kinder Morgan, Inc.	682,102	14,235,469
KLX Energy Services Holdings, Inc. *	8,644	34,922
Kosmos Energy Ltd.	123,816	632,700
Laredo Petroleum, Inc. *	73,120	125,766
Liberty Oilfield Services, Inc., Class A	16,890	143,227
Lilis Energy, Inc. *	28,432	6,195
Lonestar Resources US, Inc., Class A *	6,800	12,376
Magnolia Oil & Gas Corp., Class A *	34,040	358,101
Mammoth Energy Services, Inc.	4,000	5,680
Marathon Oil Corp.	281,048	3,195,516
Marathon Petroleum Corp.	226,019	12,318,036
Matador Resources Co. *	39,449	578,717
Matrix Service Co. *	8,000	160,960
Montage Resources Corp. *	2,898	10,578
Murphy Oil Corp.	52,194	1,093,986
Nabors Industries Ltd.	129,406	267,870
NACCO Industries, Inc., Class A	1,900	89,566
National Oilwell Varco, Inc.	132,598	2,732,845
Natural Gas Services Group, Inc. *	4,213	44,321
NCS Multistage Holdings, Inc. *	4,000	6,120
Newpark Resources, Inc. *	27,584	137,920
NexTier Oilfield Solutions, Inc. *	55,546	286,062
Nine Energy Service, Inc. *	4,359	21,098
Noble Corp. plc *	107,107	86,521
Noble Energy, Inc.	169,617	3,353,328
Northern Oil & Gas, Inc. *	84,525	140,312
Oasis Petroleum, Inc. *	98,252	221,067
Occidental Petroleum Corp.	311,515	12,373,376
Oceaneering International, Inc. *	31,277	388,148
Oil States International, Inc. *	23,526	253,610
ONEOK, Inc.	143,720	10,760,316
Overseas Shipholding Group, Inc., Class A *	18,500	32,930
Pacific Ethanol, Inc. *	22,969	14,902
Panhandle Oil & Gas, Inc., Class A	6,200	44,826
Par Pacific Holdings, Inc. *	12,907	259,689
Parsley Energy, Inc., Class A	110,016	1,830,666
Patterson-UTI Energy, Inc.	66,559	528,478

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PBF Energy, Inc., Class A	34,678	946,709
PDC Energy, Inc. *	33,648	726,460
Peabody Energy Corp.	27,434	185,454
Penn Virginia Corp. *	3,770	80,565
Phillips 66	155,446	14,203,101
Pioneer Natural Resources Co.	58,095	7,842,825
ProPetro Holding Corp. *	32,169	313,326
QEP Resources, Inc.	77,176	244,648
Range Resources Corp.	66,553	199,659
Renewable Energy Group, Inc. *	14,753	387,709
REX American Resources Corp. *	1,646	124,026
Ring Energy, Inc. *	20,681	44,671
RPC, Inc.	17,418	78,904
SandRidge Energy, Inc. *	8,633	22,014
Schlumberger Ltd.	482,942	16,183,386
SEACOR Holdings, Inc. *	7,085	266,325
SEACOR Marine Holdings, Inc. *	10,065	105,079
Select Energy Services, Inc., Class A *	17,554	122,176
SilverBow Resources, Inc. *	1,839	9,783
SM Energy Co.	35,926	329,801
Solaris Oilfield Infrastructure, Inc., Class A	9,189	105,949
Southwestern Energy Co. *	193,835	304,321
Talos Energy, Inc. *	7,627	167,336
Targa Resources Corp.	81,708	2,982,342
TechnipFMC plc	147,197	2,430,222
Tellurian, Inc. *(b)	28,096	197,234
TETRA Technologies, Inc. *	33,023	50,525
The Williams Cos., Inc.	423,198	8,755,967
Tidewater, Inc. *	12,517	190,008
Torchlight Energy Resources, Inc. *	33,032	20,486
Transocean Ltd. *	195,370	890,887
U.S. Well Services, Inc. *	10,920	14,633
Unit Corp. *	17,972	7,185
Uranium Energy Corp. *	39,550	32,823
US Silica Holdings, Inc.	23,982	123,267
VAALCO Energy, Inc. *	20,055	44,923
Valaris plc *(b)	68,457	349,815
Valero Energy Corp.	142,766	12,036,601
W&T Offshore, Inc. *	25,000	103,500
Whiting Petroleum Corp. *	32,291	146,601
World Fuel Services Corp.	22,400	876,288
WPX Energy, Inc. *	142,630	1,704,429
		397,052,344

Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc. *	40,545	831,984
Casey’s General Stores, Inc.	13,124	2,111,127
Costco Wholesale Corp.	154,089	47,077,271
Grocery Outlet Holding Corp. *	10,391	340,201
HF Foods Group, Inc. *	11,138	193,801
Ingles Markets, Inc., Class A	4,200	175,098
Natural Grocers by Vitamin Cottage, Inc.	2,400	21,720
Performance Food Group Co. *	40,694	2,107,542
PriceSmart, Inc.	9,252	566,778
Rite Aid Corp. *(b)	19,024	227,337
SpartanNash, Co.	10,256	124,918
Sprouts Farmers Market, Inc. *	40,062	626,169
Sysco Corp.	177,824	14,606,463
The Andersons, Inc.	12,706	287,410
The Chefs’ Warehouse, Inc. *	9,323	339,357
The Kroger Co.	281,157	7,551,877
U.S. Foods Holding Corp. *	75,322	3,025,685
United Natural Foods, Inc. *	18,511	133,279
Village Super Market, Inc., Class A	3,931	87,504
Walgreens Boots Alliance, Inc.	261,660	13,305,411
Security	Number of Shares	Value ($)
Walmart, Inc.	494,639	56,631,219
Weis Markets, Inc.	6,977	255,986
		150,628,137

Food, Beverage & Tobacco 3.4%
22nd Century Group, Inc. *	28,273	26,203
Alico, Inc.	475	17,095
Altria Group, Inc.	651,885	30,984,094
Archer-Daniels-Midland Co.	192,815	8,630,399
B&G Foods, Inc. (b)	20,423	327,993
Beyond Meat, Inc. *(b)	3,416	377,195
Brown-Forman Corp., Class A	18,730	1,203,777
Brown-Forman Corp., Class B	63,988	4,328,148
Bunge Ltd.	50,281	2,636,233
Cal-Maine Foods, Inc.	10,307	367,857
Calavo Growers, Inc.	5,260	402,969
Campbell Soup Co.	58,652	2,838,170
Celsius Holdings, Inc. *(b)	12,799	69,115
Coca-Cola Consolidated, Inc.	1,696	459,294
ConAgra Brands, Inc.	171,747	5,653,911
Constellation Brands, Inc., Class A	57,992	10,919,894
Craft Brew Alliance, Inc. *	3,000	49,200
Darling Ingredients, Inc. *	57,811	1,568,412
Farmer Brothers Co. *	4,500	53,910
Flowers Foods, Inc.	64,495	1,388,577
Fresh Del Monte Produce, Inc.	11,734	368,213
Freshpet, Inc. *	12,038	756,949
General Mills, Inc.	209,470	10,938,523
Hormel Foods Corp.	96,467	4,559,030
Hostess Brands, Inc. *	43,750	587,125
Ingredion, Inc.	23,705	2,086,040
J&J Snack Foods Corp.	5,365	889,732
John B. Sanfilippo & Son, Inc.	3,617	304,913
Kellogg Co.	86,630	5,909,032
Keurig Dr Pepper, Inc.	96,096	2,741,619
Lamb Weston Holdings, Inc.	51,149	4,670,415
Lancaster Colony Corp.	6,637	1,026,412
Landec Corp. *	9,100	101,920
Limoneira Co.	4,500	87,840
McCormick & Co., Inc. — Non Voting Shares	42,963	7,018,865
MGP Ingredients, Inc.	4,637	157,936
Molson Coors Beverage Co., Class B	64,826	3,603,029
Mondelez International, Inc., Class A	502,017	28,805,736
Monster Beverage Corp. *	133,339	8,880,377
National Beverage Corp. *(b)	4,003	171,769
New Age Beverages Corp. *(b)	25,010	43,517
PepsiCo, Inc.	486,480	69,089,890
Philip Morris International, Inc.	542,418	44,857,969
Pilgrim’s Pride Corp. *	17,681	460,590
Post Holdings, Inc. *	22,968	2,401,764
Primo Water Corp. *	10,121	152,524
Pyxus International, Inc. *	5,438	37,250
RiceBran Technologies *	12,444	15,306
Sanderson Farms, Inc.	7,034	968,512
Seaboard Corp.	95	366,283
Seneca Foods Corp., Class A *	2,000	79,100
The Alkaline Water Co., Inc. *(b)	16,336	22,870
The Boston Beer Co., Inc., Class A *	3,128	1,114,757
The Coca-Cola Co.	1,344,350	78,510,040
The Hain Celestial Group, Inc. *	29,151	705,746
The Hershey Co.	51,384	7,973,255
The JM Smucker Co.	39,777	4,121,295
The Kraft Heinz Co.	218,498	6,380,142
The Simply Good Foods Co. *	28,499	654,622
Tootsie Roll Industries, Inc.	5,933	202,375
TreeHouse Foods, Inc. *	20,033	893,472
Turning Point Brands, Inc.	2,757	62,970

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tyson Foods, Inc., Class A	102,901	8,502,710
Universal Corp.	9,019	479,360
Vector Group Ltd.	41,360	543,470
		384,607,710

Health Care Equipment & Services 6.2%
Abbott Laboratories	615,942	53,673,186
ABIOMED, Inc. *	15,977	2,976,355
Acadia Healthcare Co., Inc. *	32,741	1,051,968
Accuray, Inc. *	28,423	110,565
Addus HomeCare Corp. *	4,546	428,870
Align Technology, Inc. *	24,973	6,420,558
Allscripts Healthcare Solutions, Inc. *	53,720	460,918
Alphatec Holdings, Inc. *	17,902	124,598
Amedisys, Inc. *	11,265	1,988,160
American Renal Associates Holdings, Inc. *	4,023	36,529
AmerisourceBergen Corp.	52,567	4,497,633
AMN Healthcare Services, Inc. *	15,960	1,075,385
AngioDynamics, Inc. *	11,450	157,666
Antares Pharma, Inc. *	62,307	228,667
Anthem, Inc.	88,610	23,506,461
Apollo Medical Holdings, Inc. *	6,700	120,064
Apyx Medical Corp. *	8,600	65,274
AtriCure, Inc. *	14,731	573,036
Atrion Corp.	475	341,615
Avanos Medical, Inc. *	17,115	471,347
AxoGen, Inc. *	11,943	147,615
Axonics Modulation Technologies, Inc. *	6,671	193,659
Baxter International, Inc.	178,544	15,929,696
Becton, Dickinson & Co.	94,110	25,897,190
BioLife Solutions, Inc. *	2,800	38,612
BioSig Technologies, Inc. *(b)	8,008	39,079
BioTelemetry, Inc. *	13,320	651,614
Boston Scientific Corp. *	485,504	20,328,052
Brookdale Senior Living, Inc. *	69,175	455,863
Cantel Medical Corp.	13,357	869,006
Capital Senior Living Corp. *	1,618	4,514
Cardinal Health, Inc.	100,592	5,151,316
Cardiovascular Systems, Inc. *	11,626	527,704
Castlight Health, Inc., Class B *	20,805	25,798
Catasys, Inc. *(b)	2,607	44,632
Centene Corp. *	203,812	12,801,432
Cerner Corp.	109,540	7,868,258
Cerus Corp. *	45,797	183,646
Change Healthcare, Inc. *(b)	16,492	255,956
Chembio Diagnostics, Inc. *	7,487	30,772
Chemed Corp.	5,525	2,580,396
Cigna Corp. *	130,712	25,146,375
Community Health Systems, Inc. *	34,809	149,331
Computer Programs & Systems, Inc.	3,700	96,200
ConforMIS, Inc. *	21,969	21,870
CONMED Corp.	9,398	955,589
CorVel Corp. *	3,002	274,893
Covetrus, Inc. *	36,397	447,683
Cross Country Healthcare, Inc. *	14,856	147,074
CryoLife, Inc. *	12,053	358,456
CryoPort, Inc. *	14,093	252,406
Cutera, Inc. *	4,219	118,891
CVS Health Corp.	454,010	30,790,958
CytoSorbents Corp. *	15,802	78,062
Danaher Corp.	222,939	35,864,197
DaVita, Inc. *	30,666	2,449,293
DENTSPLY SIRONA, Inc.	78,199	4,379,144
DexCom, Inc. *	31,720	7,636,590
Diplomat Pharmacy, Inc. *	16,723	66,558
Edwards Lifesciences Corp. *	72,594	15,960,517
Ekso Bionics Holdings, Inc. *	21,090	7,767
Security	Number of Shares	Value ($)
Encompass Health Corp.	34,326	2,644,132
Endologix, Inc. *	7,640	7,640
Envista Holdings Corp. *	54,098	1,600,760
Enzo Biochem, Inc. *	13,471	33,812
Evolent Health, Inc., Class A *	22,871	230,540
Five Star Senior Living, Inc. *	5,708	25,857
FONAR Corp. *	1,870	39,476
Fulgent Genetics, Inc. *	5,517	73,817
Genesis Healthcare, Inc. *	32,553	48,830
GenMark Diagnostics, Inc. *	16,600	89,474
Glaukos Corp. *	14,090	792,562
Globus Medical, Inc., Class A *	27,392	1,432,054
Guardant Health, Inc. *	13,977	1,062,811
Haemonetics Corp. *	18,086	1,942,256
Hanger, Inc. *	13,820	337,623
HCA Healthcare, Inc.	92,100	12,783,480
Health Catalyst, Inc. *	3,066	100,105
HealthEquity, Inc. *	24,214	1,599,577
HealthStream, Inc. *	7,648	195,406
Helius Medical Technologies, Inc. *(b)	95,675	96,632
Henry Schein, Inc. *	51,937	3,580,537
Heska Corp. *	2,364	236,849
Hill-Rom Holdings, Inc.	23,290	2,480,152
HMS Holdings Corp. *	29,159	796,624
Hologic, Inc. *	92,495	4,950,332
HTG Molecular Diagnostics, Inc. *	18,640	10,364
Humana, Inc.	46,294	15,565,895
Icad, Inc. *	10,242	86,852
ICU Medical, Inc. *	6,547	1,194,631
IDEXX Laboratories, Inc. *	29,830	8,084,228
InfuSystem Holdings, Inc. *	8,924	76,568
Inogen, Inc. *	5,839	258,493
Inovalon Holdings, Inc., Class A *	28,884	585,190
Inspire Medical Systems, Inc. *	5,414	404,967
Insulet Corp. *	21,590	4,189,324
Integer Holdings Corp. *	12,313	1,051,530
Integra LifeSciences Holdings Corp. *	25,697	1,414,363
IntriCon Corp. *	4,256	72,480
Intuitive Surgical, Inc. *	40,423	22,627,987
Invacare Corp.	9,218	70,886
iRadimed Corp. *	1,334	34,017
iRhythm Technologies, Inc. *	9,107	779,832
Laboratory Corp. of America Holdings *	33,927	5,950,796
Lantheus Holdings, Inc. *	15,270	267,378
LeMaitre Vascular, Inc.	7,388	265,857
LHC Group, Inc. *	10,084	1,469,743
LivaNova plc *	16,277	1,106,348
Livongo Health, Inc. *	5,021	121,307
Magellan Health, Inc. *	6,957	509,322
Masimo Corp. *	17,265	2,945,409
McKesson Corp.	62,709	8,942,930
MEDNAX, Inc. *	29,765	686,679
Medtronic plc	467,467	53,964,390
Meridian Bioscience, Inc.	17,657	173,745
Merit Medical Systems, Inc. *	20,268	738,161
Mesa Laboratories, Inc.	1,318	345,896
Misonix, Inc. *	7,008	116,964
Molina Healthcare, Inc. *	21,607	2,657,013
National HealthCare Corp.	3,965	332,743
National Research Corp.	3,945	266,958
Natus Medical, Inc. *	13,282	415,594
Neogen Corp. *	18,220	1,225,659
Neuronetics, Inc. *	8,872	32,205
Nevro Corp. *	11,035	1,466,662
NextGen Healthcare, Inc. *	16,383	227,068
NuVasive, Inc. *	17,797	1,372,505
Omnicell, Inc. *	14,420	1,172,058
OptimizeRx Corp. *	3,035	33,537
Option Care Health, Inc. *	58,917	246,273

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OraSure Technologies, Inc. *	26,581	187,396
Orthofix Medical, Inc. *	6,531	282,531
OrthoPediatrics Corp. *	2,728	125,297
Owens & Minor, Inc.	18,500	115,810
Patterson Cos., Inc.	31,422	691,598
Penumbra, Inc. *	11,156	1,957,432
PetIQ, Inc. *	6,200	184,450
Phreesia, Inc. *	3,932	121,892
Premier, Inc., Class A *	23,402	813,688
Progyny, Inc. *	3,526	98,023
Psychemedics Corp.	2,969	28,206
Pulse Biosciences, Inc. *(b)	3,000	42,000
Quest Diagnostics, Inc.	47,066	5,208,794
Quidel Corp. *	13,483	1,035,494
Quorum Health Corp. *(b)	11,722	13,246
R1 RCM, Inc. *	36,442	455,525
RadNet, Inc. *	11,938	269,441
Repro-Med Systems, Inc. *	12,953	76,941
ResMed, Inc.	50,243	7,987,130
Rockwell Medical, Inc. *	13,042	34,040
RTI Surgical Holdings, Inc. *	18,100	75,296
SeaSpine Holdings Corp. *	12,098	178,566
Select Medical Holdings Corp. *	39,510	902,408
Senseonics Holdings, Inc. *(b)	26,000	21,265
Sensus Healthcare, Inc. *	5,903	24,143
Shockwave Medical, Inc. *	3,909	169,729
SI-BONE, Inc. *	6,811	143,780
Sientra, Inc. *	12,323	74,677
Silk Road Medical, Inc. *	2,557	119,003
Simulations Plus, Inc.	5,428	176,844
SmileDirectClub, Inc. *(b)	20,803	278,552
STAAR Surgical Co. *	10,272	345,550
Stereotaxis, Inc. *	16,205	70,330
Steris plc	29,627	4,464,493
Stryker Corp.	112,425	23,687,947
Surgery Partners, Inc. *	5,591	94,320
Surmodics, Inc. *	4,200	165,438
Tabula Rasa HealthCare, Inc. *	7,830	454,688
Tactile Systems Technology, Inc. *	6,321	355,177
Tandem Diabetes Care, Inc. *	19,235	1,462,629
Teladoc Health, Inc. *	25,952	2,639,578
Teleflex, Inc.	16,049	5,962,364
Tenet Healthcare Corp. *	34,964	1,106,261
The Cooper Cos., Inc.	17,189	5,962,692
The Ensign Group, Inc.	16,546	747,879
The Joint Corp. *	3,340	55,778
The Pennant Group, Inc. *	8,273	218,407
The Providence Service Corp. *	3,302	214,135
Tivity Health, Inc. *	16,969	367,294
TransEnterix, Inc. *(b)	60,817	82,711
Triple-S Management Corp., Class B *	6,987	123,111
U.S. Physical Therapy, Inc.	4,069	476,643
UnitedHealth Group, Inc.	330,429	90,025,381
Universal Health Services, Inc., Class B	28,410	3,895,295
Utah Medical Products, Inc.	1,365	125,676
Vapotherm, Inc. *	8,718	91,103
Varex Imaging Corp. *	14,217	393,100
Varian Medical Systems, Inc. *	31,406	4,414,741
Veeva Systems, Inc., Class A *	45,891	6,728,080
ViewRay, Inc. *	38,091	118,844
Vocera Communications, Inc. *	10,583	233,143
VolitionRX Ltd. *(b)	15,384	73,689
West Pharmaceutical Services, Inc.	25,983	4,052,049
Wright Medical Group N.V. *	43,637	1,315,219
Zimmer Biomet Holdings, Inc.	72,242	10,684,592
Zynex, Inc. *(b)	8,042	77,284
		691,456,482

Security	Number of Shares	Value ($)
Household & Personal Products 1.6%
BellRing Brands, Inc., Class A *	13,740	297,334
Central Garden & Pet Co. *	4,210	135,604
Central Garden & Pet Co., Class A *	13,239	396,640
Church & Dwight Co., Inc.	85,091	6,315,454
Colgate-Palmolive Co.	299,211	22,075,788
Coty, Inc., Class A	100,228	1,028,339
Edgewell Personal Care Co. *	18,438	476,069
elf Beauty, Inc. *	7,500	117,600
Energizer Holdings, Inc.	22,274	1,030,395
Herbalife Nutrition Ltd. *	31,964	1,241,801
Inter Parfums, Inc.	7,019	485,083
Kimberly-Clark Corp.	119,374	17,099,132
Lifevantage Corp. *	5,280	86,486
Medifast, Inc. (b)	3,897	376,567
Natural Health Trends Corp.	2,166	7,798
Nature’s Sunshine Products, Inc. *	5,329	50,945
Nu Skin Enterprises, Inc., Class A	18,865	614,810
Oil-Dri Corp. of America	1,600	56,640
Revlon, Inc., Class A *(b)	3,255	69,559
Spectrum Brands Holdings, Inc.	16,287	1,000,185
The Clorox Co.	44,040	6,927,932
The Estee Lauder Cos., Inc., Class A	77,375	15,100,505
The Procter & Gamble Co.	869,809	108,395,598
USANA Health Sciences, Inc. *	4,945	305,107
Veru, Inc. *	15,200	53,200
WD-40 Co.	5,302	990,520
		184,735,091

Insurance 2.6%
Aflac, Inc.	256,704	13,238,225
Alleghany Corp. *	5,021	4,005,051
Ambac Financial Group, Inc. *	18,544	397,398
American Equity Investment Life Holding Co.	31,647	835,797
American Financial Group, Inc.	26,238	2,854,432
American International Group, Inc.	303,983	15,278,186
American National Insurance Co.	3,761	414,312
AMERISAFE, Inc.	7,229	494,608
Aon plc	81,484	17,946,851
Arch Capital Group Ltd. *	140,706	6,213,577
Argo Group International Holdings Ltd.	11,607	761,419
Arthur J. Gallagher & Co.	64,343	6,599,662
Assurant, Inc.	20,716	2,704,681
Assured Guaranty Ltd.	32,878	1,507,128
Athene Holding Ltd., Class A *	41,102	1,790,403
Axis Capital Holdings Ltd.	29,897	1,920,882
Brighthouse Financial, Inc. *	37,570	1,461,473
Brown & Brown, Inc.	79,803	3,583,155
BRP Group, Inc., Class A *	5,914	89,183
Chubb Ltd.	157,780	23,980,982
Cincinnati Financial Corp.	53,349	5,598,978
Citizens, Inc. *	22,044	133,587
CNA Financial Corp.	9,550	426,217
CNO Financial Group, Inc.	51,690	909,227
Crawford & Co., Class A	4,938	43,158
Crawford & Co., Class B	5,800	46,342
Donegal Group, Inc., Class A	5,782	80,659
eHealth, Inc. *	6,602	694,266
Employers Holdings, Inc.	11,759	501,521
Enstar Group Ltd. *	5,294	1,033,865
Erie Indemnity Co., Class A	6,224	1,036,296
Everest Re Group Ltd.	14,037	3,882,213
FBL Financial Group, Inc., Class A	3,305	177,743
FedNat Holding Co.	4,085	63,440
Fidelity National Financial, Inc.	96,358	4,697,452
First American Financial Corp.	38,397	2,379,846

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genworth Financial, Inc., Class A *	174,782	716,606
Global Indemnity Ltd.	2,000	63,060
Globe Life, Inc.	34,249	3,570,801
Goosehead Insurance, Inc., Class A	4,956	258,604
Greenlight Capital Re Ltd., Class A *	12,115	112,791
Hallmark Financial Services, Inc. *	9,052	155,694
HCI Group, Inc.	2,926	129,534
Health Insurance Innovations, Inc., Class A *(b)	3,371	77,466
Heritage Insurance Holdings, Inc.	9,756	117,657
Horace Mann Educators Corp.	13,092	563,087
Independence Holding Co.	2,346	94,990
Investors Title Co.	416	65,645
James River Group Holdings Ltd.	9,426	404,752
Kemper Corp.	22,311	1,660,385
Kingstone Cos., Inc.	2,696	21,298
Kinsale Capital Group, Inc.	7,030	802,967
Lincoln National Corp.	69,687	3,796,548
Loews Corp.	90,351	4,648,559
Maiden Holdings Ltd. *	18,900	16,632
Markel Corp. *	4,829	5,664,272
Marsh & McLennan Cos., Inc.	175,807	19,665,771
MBIA, Inc. *	23,883	216,380
Mercury General Corp.	9,807	481,426
MetLife, Inc.	272,503	13,546,124
National General Holdings Corp.	21,670	471,756
National Western Life Group, Inc., Class A	964	256,424
NI Holdings, Inc. *	2,860	43,901
Old Republic International Corp.	100,464	2,265,463
Palomar Holdings, Inc. *	4,260	227,697
Primerica, Inc.	14,322	1,698,016
Principal Financial Group, Inc.	88,805	4,702,225
ProAssurance Corp.	18,940	575,208
ProSight Global, Inc. *	4,459	64,522
Protective Insurance Corp., Class B	4,607	71,823
Prudential Financial, Inc.	140,638	12,806,496
Reinsurance Group of America, Inc.	21,656	3,119,547
RenaissanceRe Holdings Ltd.	15,297	2,897,864
RLI Corp.	13,764	1,280,190
Safety Insurance Group, Inc.	5,451	501,928
Selective Insurance Group, Inc.	20,690	1,370,712
State Auto Financial Corp.	5,500	165,605
Stewart Information Services Corp.	9,355	390,571
The Allstate Corp.	112,646	13,353,057
The Hanover Insurance Group, Inc.	13,902	1,926,539
The Hartford Financial Services Group, Inc.	125,136	7,418,062
The Progressive Corp.	204,027	16,462,939
The Travelers Cos., Inc.	89,842	11,825,004
Third Point Reinsurance Ltd. *	32,236	351,050
Tiptree, Inc.	7,504	51,402
Trupanion, Inc. *(b)	9,088	290,089
United Fire Group, Inc.	8,730	386,390
United Insurance Holdings Corp.	6,439	65,291
Universal Insurance Holdings, Inc.	9,563	232,763
Unum Group	71,355	1,904,465
W.R. Berkley Corp.	50,825	3,737,162
Watford Holdings Ltd. *	2,793	61,027
White Mountains Insurance Group Ltd.	1,071	1,196,543
Willis Towers Watson plc	44,659	9,436,000
		286,240,995

Materials 2.7%
Advanced Emissions Solutions, Inc.	5,901	67,212
AdvanSix, Inc. *	8,959	167,712
AgroFresh Solutions, Inc. *	10,000	23,400
Air Products & Chemicals, Inc.	76,778	18,327,676
Security	Number of Shares	Value ($)
AK Steel Holding Corp. *	114,395	315,730
Albemarle Corp.	36,521	2,931,906
Alcoa Corp. *	64,376	898,045
Allegheny Technologies, Inc. *	43,781	755,222
Amcor plc *	572,984	6,067,901
American Vanguard Corp.	13,910	259,839
Amyris, Inc. *(b)	15,000	38,400
AptarGroup, Inc.	22,245	2,569,520
Ashland Global Holdings, Inc.	22,240	1,645,315
Avery Dennison Corp.	29,123	3,822,103
Axalta Coating Systems Ltd. *	73,084	2,105,550
Balchem Corp.	12,152	1,312,659
Ball Corp.	114,259	8,247,215
Berry Global Group, Inc. *	47,690	2,027,779
Boise Cascade Co.	12,963	469,261
Cabot Corp.	18,903	753,285
Carpenter Technology Corp.	18,695	742,939
Celanese Corp.	42,300	4,378,050
Century Aluminum Co. *	14,114	74,663
CF Industries Holdings, Inc.	75,316	3,033,728
Chase Corp.	2,673	245,836
Clearwater Paper Corp. *	7,956	224,359
Cleveland-Cliffs, Inc. (b)	97,452	684,113
Coeur Mining, Inc. *	86,224	519,931
Commercial Metals Co.	41,029	843,146
Compass Minerals International, Inc.	11,822	684,376
Corteva, Inc. *	259,421	7,502,455
Crown Holdings, Inc. *	46,660	3,454,240
Domtar Corp.	19,344	673,558
Dow, Inc. *	258,303	11,900,019
DuPont de Nemours, Inc.	257,918	13,200,243
Eagle Materials, Inc.	14,491	1,321,144
Eastman Chemical Co.	47,057	3,353,752
Ecolab, Inc.	87,278	17,116,089
Element Solutions, Inc. *	76,011	889,329
Ferro Corp. *	25,700	351,576
Flotek Industries, Inc. *	16,539	28,116
FMC Corp.	45,111	4,312,161
Forterra, Inc. *	13,176	170,629
Freeport-McMoRan, Inc.	507,979	5,638,567
FutureFuel Corp.	16,028	175,667
GCP Applied Technologies, Inc. *	19,258	427,913
Gold Resource Corp.	19,195	105,573
Graphic Packaging Holding Co.	101,329	1,583,772
Greif, Inc., Class A	9,091	367,458
Greif, Inc., Class B	2,000	94,800
H.B. Fuller Co.	17,701	817,963
Hawkins, Inc.	3,679	153,709
Haynes International, Inc.	3,574	95,819
Hecla Mining Co.	160,671	486,833
Huntsman Corp.	73,860	1,518,562
Ingevity Corp. *	15,886	1,036,085
Innophos Holdings, Inc.	6,990	223,400
Innospec, Inc.	9,038	910,398
International Flavors & Fragrances, Inc. (b)	37,766	4,951,500
International Paper Co.	135,399	5,513,447
Intrepid Potash, Inc. *	27,197	64,729
Kaiser Aluminum Corp.	6,075	608,411
Koppers Holdings, Inc. *	6,542	205,288
Kraton Corp. *	9,654	158,808
Kronos Worldwide, Inc.	6,230	67,533
Linde plc	187,205	38,026,952
Livent Corp. *	47,698	448,838
Loop Industries, Inc. *	4,729	47,574
Louisiana-Pacific Corp.	40,157	1,232,017
LSB Industries, Inc. *	5,600	16,912
LyondellBasell Industries N.V., Class A	90,034	7,010,047
Marrone Bio Innovations, Inc. *	27,730	31,890

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	21,585	5,694,123
Materion Corp.	7,145	387,974
McEwen Mining, Inc. *	126,062	144,971
Mercer International, Inc.	14,607	160,823
Minerals Technologies, Inc.	12,903	698,439
Myers Industries, Inc.	14,310	231,536
Neenah, Inc.	6,513	434,026
NewMarket Corp.	2,633	1,157,519
Newmont Corp.	286,782	12,922,397
Northern Technologies International Corp.	3,248	46,122
Nucor Corp.	105,564	5,013,234
O-I Glass, Inc.	50,995	643,557
Olin Corp.	56,546	840,839
Olympic Steel, Inc.	2,550	37,485
OMNOVA Solutions, Inc. *	14,068	142,227
P.H. Glatfelter Co.	17,901	298,947
Packaging Corp. of America	32,832	3,143,664
PolyOne Corp.	25,918	859,959
PPG Industries, Inc.	81,849	9,808,784
PQ Group Holdings, Inc. *	17,505	268,002
Quaker Chemical Corp.	4,376	726,504
Ranpak Holdings Corp. *	8,300	63,412
Rayonier Advanced Materials, Inc.	17,736	54,627
Reliance Steel & Aluminum Co.	23,130	2,655,324
Resolute Forest Products, Inc. *	28,000	97,720
Royal Gold, Inc.	22,694	2,617,072
RPM International, Inc.	45,056	3,215,647
Ryerson Holding Corp. *	4,659	47,755
Schnitzer Steel Industries, Inc., Class A	9,050	145,524
Schweitzer-Mauduit International, Inc.	10,032	351,421
Sealed Air Corp.	53,561	1,901,416
Sensient Technologies Corp.	14,680	877,130
Silgan Holdings, Inc.	26,115	805,909
Sonoco Products Co.	35,418	2,023,785
Steel Dynamics, Inc.	74,842	2,236,279
Stepan Co.	6,704	661,350
Summit Materials, Inc., Class A *	39,293	863,267
SunCoke Energy, Inc.	29,816	175,318
Synalloy Corp. *	2,200	28,226
Tecnoglass, Inc.	4,997	37,827
The Chemours Co.	54,183	751,518
The Mosaic Co.	124,176	2,463,652
The Scotts Miracle-Gro Co.	13,703	1,681,906
The Sherwin-Williams Co.	28,562	15,908,748
TimkenSteel Corp. *	10,796	68,878
Trecora Resources *	10,224	69,216
Tredegar Corp.	8,263	168,152
Trinseo S.A.	16,496	473,765
Tronox Holdings plc, Class A *	28,746	243,191
UFP Technologies, Inc. *	3,202	149,309
United States Lime & Minerals, Inc.	1,011	90,737
United States Steel Corp. (b)	59,379	538,568
Universal Stainless & Alloy Products, Inc. *	1,800	23,850
US Concrete, Inc. *	6,497	231,228
Valvoline, Inc.	63,880	1,346,590
Venator Materials plc *	13,280	36,387
Verso Corp., Class A *	11,750	197,988
Vulcan Materials Co.	45,939	6,506,341
W.R. Grace & Co.	19,891	1,339,858
Warrior Met Coal, Inc.	18,646	351,664
Westlake Chemical Corp.	11,447	700,556
WestRock Co.	90,051	3,511,989
Worthington Industries, Inc.	13,511	496,935
		300,401,814

Security	Number of Shares	Value ($)
Media & Entertainment 7.7%
Activision Blizzard, Inc.	268,391	15,695,506
Alphabet, Inc., Class A *	104,516	149,748,434
Alphabet, Inc., Class C *	104,259	149,531,386
Altice USA, Inc., Class A *	107,074	2,929,545
AMC Entertainment Holdings, Inc., Class A (b)	22,090	144,027
AMC Networks, Inc., Class A *	14,615	534,763
ANGI Homeservices, Inc., Class A *(b)	22,425	180,073
Boston Omaha Corp., Class A *	2,600	52,468
Cable One, Inc.	1,737	2,959,900
Cardlytics, Inc. *	7,425	623,106
Care.com, Inc. *	12,196	182,574
Cargurus, Inc. *	24,433	871,036
Cars.com, Inc. *	21,136	246,657
Central European Media Enterprises Ltd., Class A *	43,184	193,032
Charter Communications, Inc., Class A *	54,645	28,276,602
Cinemark Holdings, Inc.	37,192	1,171,920
Clear Channel Outdoor Holdings, Inc. *	120,149	328,007
Comcast Corp., Class A	1,582,662	68,355,172
comScore, Inc. *	18,690	73,825
Cumulus Media, Inc., Class A *	6,971	97,594
Daily Journal Corp. *	427	117,425
DHI Group, Inc. *	17,016	47,645
Discovery, Inc., Class A *	55,751	1,631,274
Discovery, Inc., Class C *	115,643	3,211,406
DISH Network Corp., Class A *	89,613	3,294,174
Electronic Arts, Inc. *	102,050	11,013,236
Emerald Expositions Events, Inc.	7,527	78,507
Entercom Communications Corp., Class A	55,637	220,879
Entravision Communications Corp., Class A	23,831	52,905
Eventbrite, Inc., Class A *	12,976	274,442
EverQuote, Inc., Class A *	4,483	164,481
Facebook, Inc., Class A *	839,346	169,472,351
Fluent, Inc. *	13,431	36,398
Fox Corp., Class A	123,564	4,581,753
Fox Corp., Class B *	56,114	2,038,622
Gaia, Inc. *	3,400	28,764
Gannett Co., Inc.	55,113	336,740
Global Eagle Entertainment, Inc. *	17,279	7,171
Glu Mobile, Inc. *	45,278	267,140
Gray Television, Inc. *	28,501	578,000
Hemisphere Media Group, Inc. *	4,890	65,722
IAC/InterActiveCorp *	25,357	6,176,712
IHeartMedia, Inc., Class A *	20,035	354,219
John Wiley & Sons, Inc., Class A	15,690	684,398
Lee Enterprises, Inc. *	15,450	32,599
Liberty Broadband Corp., Class A *	8,502	1,118,778
Liberty Broadband Corp., Class C *	52,970	7,041,302
Liberty Global plc, Class A *	54,654	1,121,500
Liberty Global plc, Class C *	146,281	2,849,554
Liberty Latin America Ltd., Class A *	21,379	356,602
Liberty Latin America Ltd., Class C *	44,749	754,021
Liberty Media Corp. — Liberty Braves, Class A *	2,953	86,375
Liberty Media Corp. — Liberty Braves, Class C *	14,155	412,618
Liberty Media Corp. — Liberty Formula One, Class A *	8,605	383,353
Liberty Media Corp. — Liberty Formula One, Class C *	72,978	3,414,641
Liberty Media Corp. — Liberty SiriusXM, Class A *	28,055	1,362,631

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,321	2,564,775
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	145,913
Lions Gate Entertainment Corp., Class A *	19,000	188,670
Lions Gate Entertainment Corp., Class B *	34,368	320,653
Live Nation Entertainment, Inc. *	48,408	3,299,489
LiveXLive Media, Inc. *(b)	8,492	11,889
Loral Space & Communications, Inc. *	7,301	234,873
Marchex, Inc., Class B *	10,570	36,044
Match Group, Inc. *(b)	18,459	1,443,863
MDC Partners, Inc., Class A *	9,467	21,490
Meredith Corp. (b)	14,298	429,655
MSG Networks, Inc., Class A *	16,477	250,615
National CineMedia, Inc.	18,547	136,877
Netflix, Inc. *	153,177	52,859,851
News Corp., Class A	136,807	1,863,311
News Corp., Class B	41,136	574,670
Nexstar Media Group, Inc., Class A	16,002	1,938,642
Omnicom Group, Inc.	75,542	5,689,068
Pinterest, Inc., Class A *	29,303	645,545
QuinStreet, Inc. *	14,714	190,620
Reading International, Inc., Class A *	4,446	45,349
Roku, Inc. *	32,082	3,880,318
Saga Communications, Inc., Class A	1,496	45,359
Scholastic Corp.	10,758	354,476
Sciplay Corp., Class A *	8,602	91,181
Sinclair Broadcast Group, Inc., Class A	22,351	668,742
Sirius XM Holdings, Inc.	477,799	3,378,039
Snap, Inc., Class A *	273,978	5,035,716
Take-Two Interactive Software, Inc. *	39,492	4,922,283
TechTarget, Inc. *	9,109	231,278
TEGNA, Inc.	73,530	1,242,657
The E.W. Scripps Co., Class A	18,724	227,309
The Interpublic Group of Cos., Inc.	135,456	3,074,851
The Madison Square Garden Co., Class A *	5,804	1,719,087
The Marcus Corp.	7,772	226,554
The Meet Group, Inc. *	20,844	111,099
The New York Times Co., Class A	52,124	1,668,489
The Walt Disney Co.	628,441	86,919,675
Travelzoo *	3,496	35,484
Tribune Publishing Co.	7,731	97,101
TripAdvisor, Inc.	35,109	959,178
TrueCar, Inc. *	39,721	146,968
Twitter, Inc. *	270,620	8,789,738
ViacomCBS, Inc., Class B	193,129	6,591,493
WideOpenWest, Inc. *	13,374	90,274
World Wrestling Entertainment, Inc., Class A	15,955	779,880
Yelp, Inc. *	21,122	688,577
Zillow Group, Inc., Class A *	13,967	645,275
Zillow Group, Inc., Class C *	42,115	1,946,134
Zynga, Inc., Class A *	330,245	1,988,075
		855,311,117

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
10X Genomics, Inc., Class A *	4,107	375,339
89bio, Inc. *	2,363	63,139
AbbVie, Inc.	515,820	41,791,736
Abeona Therapeutics, Inc. *	8,452	18,341
ACADIA Pharmaceuticals, Inc. *	40,201	1,605,628
Accelerate Diagnostics, Inc. *(b)	10,300	173,040
Acceleron Pharma, Inc. *	16,020	1,454,296
AcelRx Pharmaceuticals, Inc. *(b)	28,438	48,345
Security	Number of Shares	Value ($)
Acer Therapeutics, Inc. *	1,495	5,681
Aclaris Therapeutics, Inc. *(b)	20,505	25,426
Acorda Therapeutics, Inc. *	15,538	31,542
Actinium Pharmaceuticals, Inc. *	80,219	20,127
Adamis Pharmaceuticals Corp. *	16,516	10,902
Adaptive Biotechnologies Corp. *	5,299	158,467
ADMA Biologics, Inc. *	8,300	32,868
Adverum Biotechnologies, Inc. *	19,753	194,962
Aeglea BioTherapeutics, Inc. *	5,245	38,079
Aerie Pharmaceuticals, Inc. *	16,193	331,633
Aerpio Pharmaceuticals, Inc. *	12,835	8,598
Agenus, Inc. *	38,795	145,093
AgeX Therapeutics, Inc. *	10,645	14,584
Agilent Technologies, Inc.	107,860	8,904,922
Agios Pharmaceuticals, Inc. *	19,926	970,994
Aimmune Therapeutics, Inc. *	15,127	469,693
Akcea Therapeutics, Inc. *	4,993	86,229
Akebia Therapeutics, Inc. *	46,869	338,394
Akero Therapeutics, Inc. *	3,550	87,649
Akorn, Inc. *	41,431	63,389
Albireo Pharma, Inc. *	5,648	128,210
Aldeyra Therapeutics, Inc. *	6,642	35,468
Alector, Inc. *	11,206	313,096
Alexion Pharmaceuticals, Inc. *	77,437	7,696,463
Alimera Sciences, Inc. *	2,627	17,259
Alkermes plc *	55,175	960,597
Allakos, Inc. *	8,598	620,776
Allena Pharmaceuticals, Inc. *	6,539	16,674
Allergan plc	114,624	21,393,423
Allogene Therapeutics, Inc. *	18,038	391,785
Alnylam Pharmaceuticals, Inc. *	38,899	4,465,216
AMAG Pharmaceuticals, Inc. *	9,201	81,521
Amgen, Inc.	207,734	44,880,931
Amicus Therapeutics, Inc. *	90,148	796,908
Amneal Pharmaceuticals, Inc. *	43,587	195,706
Amphastar Pharmaceuticals, Inc. *	14,831	280,454
Ampio Pharmaceuticals, Inc. *	73,284	51,006
AnaptysBio, Inc. *	7,720	112,094
Anavex Life Sciences Corp. *	15,874	45,400
ANI Pharmaceuticals, Inc. *	3,733	231,446
Anika Therapeutics, Inc. *	4,606	189,353
Anixa Biosciences, Inc. *(b)	9,149	32,479
Apellis Pharmaceuticals, Inc. *	17,605	723,742
Applied Therapeutics, Inc. *	1,400	73,458
Aprea Therapeutics, Inc. *	2,294	87,952
Aptinyx, Inc. *	1,900	7,771
Aravive, Inc. *	5,764	57,640
Arcus Biosciences, Inc. *	14,488	127,205
Ardelyx, Inc. *	23,062	163,279
Arena Pharmaceuticals, Inc. *	17,164	784,223
Arrowhead Pharmaceuticals, Inc. *	34,150	1,431,226
Arvinas Holding Co. LLC *	7,193	348,573
Assembly Biosciences, Inc. *	7,557	132,701
Assertio Therapeutics, Inc. *	18,832	20,150
Atara Biotherapeutics, Inc. *	21,018	278,068
Athenex, Inc. *	18,260	244,501
Athersys, Inc. *	44,000	59,840
Avantor, Inc. *	78,407	1,448,177
AVEO Pharmaceuticals, Inc. *	28,629	14,758
Avid Bioservices, Inc. *	13,897	91,859
Avrobio, Inc. *	7,131	154,957
Axsome Therapeutics, Inc. *	9,355	812,201
Baudax Bio, Inc. *	2,350	19,670
Bio-Rad Laboratories, Inc., Class A *	7,505	2,708,705
Bio-Techne Corp.	13,266	2,785,462
BioCryst Pharmaceuticals, Inc. *	38,239	108,981
BioDelivery Sciences International, Inc. *	25,796	135,429
Biogen, Inc. *	62,971	16,929,753

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biohaven Pharmaceutical Holding Co., Ltd. *	14,436	700,002
BioMarin Pharmaceutical, Inc. *	62,980	5,258,830
BioSpecifics Technologies Corp. *	1,514	89,447
Bluebird Bio, Inc. *	19,068	1,519,529
Blueprint Medicines Corp. *	18,802	1,192,987
BrainStorm Cell Therapeutics, Inc. *	11,287	45,938
Bridgebio Pharma, Inc. *	7,785	268,505
Bristol-Myers Squibb Co.	818,247	51,508,649
Bruker Corp.	34,962	1,729,570
Cabaletta Bio, Inc. *	4,700	77,221
Calithera Biosciences, Inc. *	23,390	140,340
Calyxt, Inc. *	15,095	84,079
Cara Therapeutics, Inc. *	15,339	246,958
CareDx, Inc. *	12,115	292,698
CASI Pharmaceuticals, Inc. *	25,215	71,863
Castle Biosciences, Inc. *	2,538	78,272
Catalent, Inc. *	52,483	3,206,711
Catalyst Biosciences, Inc. *	5,715	40,577
Catalyst Pharmaceuticals, Inc. *	28,204	115,918
CEL-SCI Corp. *(b)	15,653	204,115
Celcuity, Inc. *	2,500	27,600
Celldex Therapeutics, Inc. *	8,808	20,391
Cellular Biomedicine Group, Inc. *	2,900	49,445
Cerecor, Inc. *	5,381	21,255
Charles River Laboratories International, Inc. *	17,042	2,634,352
ChemoCentryx, Inc. *	13,240	561,641
Chiasma, Inc. *	7,614	35,938
Chimerix, Inc. *	15,000	24,750
ChromaDex Corp. *	12,690	55,963
Clovis Oncology, Inc. *(b)	25,313	209,845
Codexis, Inc. *	17,581	275,670
Cohbar, Inc. *	14,681	33,619
Coherus Biosciences, Inc. *	19,857	358,220
Collegium Pharmaceutical, Inc. *	11,957	240,515
Concert Pharmaceuticals, Inc. *	4,499	48,049
Constellation Pharmaceuticals, Inc. *	5,973	197,348
ContraFect Corp. *	39,150	32,495
Corbus Pharmaceuticals Holdings, Inc. *(b)	28,718	185,805
Corcept Therapeutics, Inc. *	35,050	444,083
CorMedix, Inc. *(b)	5,920	37,592
Cortexyme, Inc. *	1,589	74,667
Crinetics Pharmaceuticals, Inc. *	1,700	36,516
Cue Biopharma, Inc. *	6,911	104,840
Cyclerion Therapeutics, Inc. *	5,131	16,830
Cymabay Therapeutics, Inc. *	20,365	31,362
Cytokinetics, Inc. *	22,346	274,856
CytomX Therapeutics, Inc. *	15,748	116,850
Deciphera Pharmaceuticals, Inc. *	6,645	416,176
Denali Therapeutics, Inc. *	23,955	554,798
Dermira, Inc. *	16,451	311,746
Dicerna Pharmaceuticals, Inc. *	18,700	369,231
Durect Corp. *	84,487	162,215
Dynavax Technologies Corp. *(b)	27,027	136,486
Eagle Pharmaceuticals, Inc. *	3,241	174,431
Editas Medicine, Inc. *	16,810	444,288
Eidos Therapeutics, Inc. *	2,511	133,786
Eiger BioPharmaceuticals, Inc. *	10,377	128,260
Elanco Animal Health, Inc. *	138,012	4,264,571
Eli Lilly & Co.	295,215	41,223,823
Eloxx Pharmaceuticals, Inc. *	6,055	23,191
Emergent BioSolutions, Inc. *	14,639	806,463
Enanta Pharmaceuticals, Inc. *	5,853	301,664
Endo International plc *	64,200	364,014
Enochian Biosciences, Inc. *(b)	7,176	31,790
Epizyme, Inc. *	24,693	516,824
Esperion Therapeutics, Inc. *(b)	8,439	456,381
Security	Number of Shares	Value ($)
Evolus, Inc. *(b)	10,566	108,090
Exact Sciences Corp. *	48,849	4,556,635
Exelixis, Inc. *	109,476	1,882,987
Exicure, Inc. *	16,798	40,147
EyePoint Pharmaceuticals, Inc. *	14,600	27,302
Fate Therapeutics, Inc. *	21,749	551,555
FibroGen, Inc. *	26,724	1,118,399
Five Prime Therapeutics, Inc. *	14,036	66,250
Flexion Therapeutics, Inc. *	11,400	199,728
Fluidigm Corp. *	20,340	78,106
Forty Seven, Inc. *	9,107	335,775
G1 Therapeutics, Inc. *	10,022	194,026
Galectin Therapeutics, Inc. *	8,013	21,074
Geron Corp. *(b)	62,177	81,452
Gilead Sciences, Inc.	441,522	27,904,190
Global Blood Therapeutics, Inc. *	20,869	1,361,911
GlycoMimetics, Inc. *	11,422	48,886
Gossamer Bio, Inc. *	14,096	187,195
Gritstone Oncology, Inc. *	3,670	32,516
Halozyme Therapeutics, Inc. *	41,819	793,725
Harpoon Therapeutics, Inc. *	3,414	45,372
Harrow Health, Inc. *	6,848	39,855
Harvard Bioscience, Inc. *	7,316	21,729
Heron Therapeutics, Inc. *	27,636	576,487
Homology Medicines, Inc. *	10,003	156,547
Horizon Therapeutics plc *	65,177	2,247,955
Idera Pharmaceuticals, Inc. *	6,495	10,782
IGM Biosciences, Inc. *(b)	4,378	148,808
Illumina, Inc. *	51,523	14,945,277
ImmunoGen, Inc. *	60,129	284,110
Immunomedics, Inc. *	61,926	1,149,966
Incyte Corp. *	63,315	4,626,427
Infinity Pharmaceuticals, Inc. *	29,948	39,531
Innoviva, Inc. *	25,683	354,554
Inovio Pharmaceuticals, Inc. *(b)	24,594	111,411
Insmed, Inc. *	30,518	626,840
Intellia Therapeutics, Inc. *	16,250	193,537
Intercept Pharmaceuticals, Inc. *	8,482	783,822
Intersect ENT, Inc. *	10,273	265,454
Intra-Cellular Therapies, Inc. *	20,345	461,628
Intrexon Corp. *(b)	19,807	92,103
Invitae Corp. *	32,226	601,015
Ionis Pharmaceuticals, Inc. *	45,635	2,661,433
Iovance Biotherapeutics, Inc. *	39,738	863,904
IQVIA Holdings, Inc. *	63,126	9,800,311
Ironwood Pharmaceuticals, Inc. *	51,313	619,861
IVERIC bio, Inc. *	9,361	62,157
Jazz Pharmaceuticals plc *	20,024	2,870,440
Johnson & Johnson	917,931	136,652,388
Jounce Therapeutics, Inc. *	8,460	53,213
Kadmon Holdings, Inc. *	44,130	202,557
Kala Pharmaceuticals, Inc. *(b)	6,000	35,760
KalVista Pharmaceuticals, Inc. *	3,000	45,900
Karuna Therapeutics, Inc. *	3,629	344,428
Karyopharm Therapeutics, Inc. *	18,882	304,944
Kezar Life Sciences, Inc. *	2,720	8,350
Kindred Biosciences, Inc. *	18,803	164,150
Kiniksa Pharmaceuticals Ltd., Class A *	1,036	15,240
Kodiak Sciences, Inc. *	8,258	504,316
Krystal Biotech, Inc. *	4,398	229,839
Kura Oncology, Inc. *	15,348	180,186
La Jolla Pharmaceutical Co. *	9,862	67,555
Lannett Co., Inc. *	8,800	71,632
Lexicon Pharmaceuticals, Inc. *	18,214	56,281
Ligand Pharmaceuticals, Inc. *	6,096	535,290
Liquidia Technologies, Inc. *	2,763	16,053
Luminex Corp.	16,365	371,240
MacroGenics, Inc. *	21,007	194,315
Madrigal Pharmaceuticals, Inc. *	4,013	333,159

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Magenta Therapeutics, Inc. *	7,928	94,185
Mallinckrodt plc *(b)	25,602	117,513
MannKind Corp. *(b)	76,925	113,080
Marinus Pharmaceuticals, Inc. *	22,321	45,312
Marker Therapeutics, Inc. *(b)	8,200	21,238
Matinas BioPharma Holdings, Inc. *	35,096	47,380
MediciNova, Inc. *	10,435	60,419
Medpace Holdings, Inc. *	9,670	827,268
MEI Pharma, Inc. *	15,228	34,872
Merck & Co., Inc.	888,502	75,913,611
Merrimack Pharmaceuticals, Inc.	7,188	22,067
Mersana Therapeutics, Inc. *	10,350	69,862
Mettler-Toledo International, Inc. *	8,491	6,429,215
Minerva Neurosciences, Inc. *	8,467	68,837
Mirati Therapeutics, Inc. *	11,949	1,037,532
Moderna, Inc. *	70,203	1,439,864
Molecular Templates, Inc. *	8,381	125,212
Momenta Pharmaceuticals, Inc. *	43,056	1,249,485
Mustang Bio, Inc. *	12,479	45,798
Mylan N.V. *	178,037	3,813,553
MyoKardia, Inc. *	16,139	1,097,936
Myriad Genetics, Inc. *	24,574	679,471
NanoString Technologies, Inc. *	11,523	313,080
NantKwest, Inc. *(b)	25,996	164,295
Natera, Inc. *	22,605	791,401
Nektar Therapeutics *	62,015	1,233,478
NeoGenomics, Inc. *	35,075	1,130,467
Neoleukin Therapeutics, Inc. *	14,057	173,745
Neos Therapeutics, Inc. *	21,090	33,533
Neurocrine Biosciences, Inc. *	31,628	3,165,330
NextCure, Inc. *	2,706	115,681
NGM Biopharmaceuticals, Inc. *	4,010	64,842
Novavax, Inc. *(b)	9,300	70,866
Ocular Therapeutix, Inc. *(b)	21,913	95,541
Odonate Therapeutics, Inc. *	4,197	122,552
Omeros Corp. *(b)	19,743	251,921
Oncocyte Corp. *	9,386	24,497
OPKO Health, Inc. *	126,764	183,808
Optinose, Inc. *	5,946	46,557
Organogenesis Holdings, Inc. *	6,071	27,137
Organovo Holdings, Inc. *	33,744	10,677
Otonomy, Inc. *	8,686	27,795
Ovid therapeutics, Inc. *	18,578	66,881
Pacific Biosciences of California, Inc. *	47,700	222,759
Pacira BioSciences, Inc. *	14,769	638,316
Palatin Technologies, Inc. *	56,900	37,104
Paratek Pharmaceuticals, Inc. *(b)	17,405	58,481
PDL BioPharma, Inc. *	45,080	148,313
PerkinElmer, Inc.	38,372	3,548,643
Perrigo Co., plc	48,431	2,762,504
Pfenex, Inc. *	8,600	92,192
Pfizer, Inc.	1,932,448	71,964,364
PhaseBio Pharmaceuticals, Inc. *	8,241	41,040
Phathom Pharmaceuticals, Inc. *	4,189	139,787
Phibro Animal Health Corp., Class A	6,184	146,684
Pieris Pharmaceuticals, Inc. *	19,437	71,917
PolarityTE, Inc. *(b)	4,800	14,880
Portola Pharmaceuticals, Inc. *	22,854	292,303
PRA Health Sciences, Inc. *	22,060	2,234,899
Prestige Consumer Healthcare, Inc. *	18,007	730,364
Principia Biopharma, Inc. *	6,309	332,169
Progenics Pharmaceuticals, Inc. *	37,312	166,412
Protagonist Therapeutics, Inc. *	4,920	37,146
Proteostasis Therapeutics, Inc. *	7,700	12,859
Prothena Corp. plc *	14,018	170,599
Provention Bio, Inc. *	14,553	217,858
PTC Therapeutics, Inc. *	20,805	1,071,457
Puma Biotechnology, Inc. *	12,061	94,799
Quanterix Corp. *	4,871	132,053
Security	Number of Shares	Value ($)
Ra Pharmaceuticals, Inc. *	12,677	594,171
Radius Health, Inc. *	14,153	248,527
Reata Pharmaceuticals, Inc., Class A *	9,165	2,005,210
Recro Pharma, Inc. *	5,876	96,895
Regeneron Pharmaceuticals, Inc. *	27,895	9,426,836
REGENXBIO, Inc. *	10,013	435,866
Relmada Therapeutics, Inc. *(b)	4,357	193,233
Repligen Corp. *	16,213	1,627,623
Replimune Group, Inc. *	3,655	58,115
resTORbio, Inc. *	5,465	7,542
Retrophin, Inc. *	22,412	346,490
Revance Therapeutics, Inc. *	17,210	384,988
Rhythm Pharmaceuticals, Inc. *	10,913	191,414
Rigel Pharmaceuticals, Inc. *	48,200	108,932
Rocket Pharmaceuticals, Inc. *	10,739	219,935
Rubius Therapeutics, Inc. *(b)	14,159	110,440
Sage Therapeutics, Inc. *	17,507	1,160,364
Sangamo Therapeutics, Inc. *	39,121	286,757
Sarepta Therapeutics, Inc. *	25,407	2,946,196
Savara, Inc. *	8,700	22,794
Scholar Rock Holding Corp. *	7,746	95,198
Seattle Genetics, Inc. *	40,501	4,389,903
Selecta Biosciences, Inc. *	14,661	52,780
Seres Therapeutics, Inc. *	26,451	86,230
Sesen Bio, Inc. *	11,000	10,449
SIGA Technologies, Inc. *	12,274	63,211
Sorrento Therapeutics, Inc. *(b)	49,395	189,183
Spectrum Pharmaceuticals, Inc. *	35,369	89,484
Spero Therapeutics, Inc. *	3,823	35,210
Spring Bank Pharmaceuticals, Inc. *	3,900	4,875
SpringWorks Therapeutics, Inc. *	3,476	109,424
Stemline Therapeutics, Inc. *	19,996	132,573
Stoke Therapeutics, Inc. *	3,770	105,409
Supernus Pharmaceuticals, Inc. *	16,821	384,696
Syndax Pharmaceuticals, Inc. *	8,335	78,182
Syneos Health, Inc. *	21,529	1,321,019
Synlogic, Inc. *	4,700	12,596
Syros Pharmaceuticals, Inc. *	8,677	61,260
T2 Biosystems, Inc. *(b)	9,688	8,623
TCR2 Therapeutics, Inc. *	5,730	84,116
Teligent, Inc. *	12,899	5,285
TG Therapeutics, Inc. *	27,516	391,002
TherapeuticsMD, Inc. *(b)	66,164	148,869
Theravance Biopharma, Inc. *	16,642	463,979
Thermo Fisher Scientific, Inc.	140,108	43,880,425
Tocagen, Inc. *	5,300	2,647
Translate Bio, Inc. *	12,674	90,873
Trevena, Inc. *	31,860	28,069
Tricida, Inc. *	9,420	332,149
Turning Point Therapeutics, Inc. *	4,670	273,195
Twist Bioscience Corp. *	7,295	181,208
Tyme Technologies, Inc. *(b)	21,100	29,540
Ultragenyx Pharmaceutical, Inc. *	21,891	1,150,372
United Therapeutics Corp. *	15,046	1,469,543
UNITY Biotechnology, Inc. *	12,594	74,305
Urovant Sciences Ltd. *(b)	3,443	45,585
Vanda Pharmaceuticals, Inc. *	17,728	226,032
VBI Vaccines, Inc. *	102,982	141,085
Veracyte, Inc. *	16,005	420,131
Vericel Corp. *	16,052	263,253
Verrica Pharmaceuticals, Inc. *	2,026	29,397
Vertex Pharmaceuticals, Inc. *	89,915	20,415,201
Viela Bio, Inc. *(b)	3,212	126,392
Viking Therapeutics, Inc. *	27,321	171,576
Voyager Therapeutics, Inc. *	7,809	86,133
Waters Corp. *	22,469	5,028,338
WaVe Life Sciences Ltd. *(b)	6,065	43,062
X4 Pharmaceuticals, Inc. *	6,559	54,440
XBiotech, Inc. *	9,770	218,946

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Xencor, Inc. *	16,064	545,212
Xeris Pharmaceuticals, Inc. *	12,101	77,083
XOMA Corp. *(b)	3,231	74,927
Y-mAbs Therapeutics, Inc. *	5,713	188,472
ZIOPHARM Oncology, Inc. *(b)	53,154	209,427
Zoetis, Inc.	166,077	22,289,194
Zogenix, Inc. *	14,584	734,596
Zynerba Pharmaceuticals, Inc. *(b)	9,398	47,366
		833,228,301

Real Estate 4.0%
Acadia Realty Trust	30,302	752,096
Agree Realty Corp.	13,966	1,060,438
Alexander & Baldwin, Inc.	25,298	553,014
Alexander’s, Inc.	799	257,821
Alexandria Real Estate Equities, Inc.	42,594	6,951,341
Altisource Portfolio Solutions S.A. *	3,227	60,022
American Assets Trust, Inc.	15,636	712,376
American Campus Communities, Inc.	46,902	2,151,395
American Finance Trust, Inc.	38,891	504,416
American Homes 4 Rent, Class A	87,448	2,389,954
American Tower Corp.	154,583	35,823,064
Americold Realty Trust	66,231	2,282,983
Apartment Investment & Management Co., Class A	51,161	2,696,696
Apple Hospitality REIT, Inc.	73,680	1,106,674
Armada Hoffler Properties, Inc.	20,207	370,596
Ashford Hospitality Trust, Inc.	26,337	64,789
AvalonBay Communities, Inc.	48,812	10,577,072
Bluerock Residential Growth REIT, Inc.	7,000	80,780
Boston Properties, Inc.	50,924	7,299,955
Braemar Hotels & Resorts, Inc.	9,906	79,050
Brandywine Realty Trust	56,616	884,342
Brixmor Property Group, Inc.	104,089	2,077,616
BRT Apartments Corp.	3,343	57,600
Camden Property Trust	33,401	3,755,274
CareTrust REIT, Inc.	33,592	745,071
CatchMark Timber Trust, Inc., Class A	18,210	186,835
CBL & Associates Properties, Inc.	72,502	60,902
CBRE Group, Inc., Class A *	116,202	7,094,132
Cedar Realty Trust, Inc.	49,168	127,837
Chatham Lodging Trust	15,396	251,725
City Office REIT, Inc.	20,326	274,808
Clipper Realty, Inc.	4,400	46,904
Colony Capital, Inc.	172,207	804,207
Columbia Property Trust, Inc.	41,944	885,018
Community Healthcare Trust, Inc.	7,003	330,332
Consolidated-Tomoka Land Co.	2,000	126,920
CoreCivic, Inc.	39,234	625,782
CorEnergy Infrastructure Trust, Inc.	5,381	245,374
CorePoint Lodging, Inc.	11,164	102,151
CoreSite Realty Corp.	12,735	1,495,726
Corporate Office Properties Trust	39,086	1,163,590
Cousins Properties, Inc.	49,980	2,045,681
Crown Castle International Corp.	145,385	21,784,488
CubeSmart	66,458	2,104,725
CyrusOne, Inc.	40,471	2,462,660
DiamondRock Hospitality Co.	64,994	628,492
Digital Realty Trust, Inc.	72,623	8,931,903
Diversified Healthcare Trust	84,248	650,395
Douglas Emmett, Inc.	56,936	2,362,844
Duke Realty Corp.	128,429	4,663,257
Easterly Government Properties, Inc.	26,264	635,851
EastGroup Properties, Inc.	13,153	1,789,729
Empire State Realty Trust, Inc., Class A	51,702	701,079
EPR Properties	27,148	1,937,553
Equinix, Inc.	29,664	17,493,751
Equity Commonwealth	43,094	1,413,052
Security	Number of Shares	Value ($)
Equity LifeStyle Properties, Inc.	63,822	4,643,050
Equity Residential	121,287	10,076,524
Essential Properties Realty Trust, Inc.	30,640	845,970
Essex Property Trust, Inc.	22,885	7,088,858
eXp World Holdings, Inc. *(b)	10,600	117,024
Extra Space Storage, Inc.	45,600	5,047,008
Farmland Partners, Inc. (b)	14,823	96,053
Federal Realty Investment Trust	24,239	3,030,360
First Industrial Realty Trust, Inc.	43,020	1,836,954
Forestar Group, Inc. *	4,926	99,850
Four Corners Property Trust, Inc.	23,222	703,394
Franklin Street Properties Corp.	43,069	327,324
Front Yard Residential Corp.	16,297	174,867
FRP Holdings, Inc. *	2,400	113,616
Gaming & Leisure Properties, Inc.	71,590	3,382,985
Getty Realty Corp.	10,767	339,376
Gladstone Commercial Corp.	10,000	213,200
Gladstone Land Corp.	10,022	132,591
Global Medical REIT, Inc.	15,239	222,489
Global Net Lease, Inc.	32,094	665,309
Griffin Industrial Realty, Inc.	1,332	53,946
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	761,911
Healthcare Realty Trust, Inc.	47,394	1,709,028
Healthcare Trust of America, Inc., Class A	73,234	2,345,685
Healthpeak Properties, Inc.	173,187	6,233,000
Hersha Hospitality Trust	12,806	166,094
Highwoods Properties, Inc.	36,440	1,826,008
Host Hotels & Resorts, Inc.	245,886	4,017,777
Hudson Pacific Properties, Inc.	54,632	1,985,327
Independence Realty Trust, Inc.	29,685	435,479
Industrial Logistics Properties Trust	24,598	563,048
Innovative Industrial Properties, Inc.	5,449	487,686
Investors Real Estate Trust	3,746	276,080
Invitation Homes, Inc.	189,587	5,966,303
Iron Mountain, Inc.	99,106	3,132,741
iStar, Inc.	19,869	289,293
JBG SMITH Properties	41,886	1,698,477
Jernigan Capital, Inc.	8,486	169,635
Jones Lang LaSalle, Inc.	17,556	2,981,360
Kennedy-Wilson Holdings, Inc.	41,765	900,453
Kilroy Realty Corp.	34,724	2,867,161
Kimco Realty Corp.	147,871	2,816,943
Kite Realty Group Trust	30,129	518,219
Lamar Advertising Co., Class A	29,715	2,757,849
Lexington Realty Trust	84,044	930,367
Liberty Property Trust	54,129	3,391,182
Life Storage, Inc.	16,520	1,869,734
LTC Properties, Inc.	13,932	643,101
Mack-Cali Realty Corp.	32,057	703,972
Marcus & Millichap, Inc. *	8,253	292,156
Maui Land & Pineapple Co., Inc. *	3,129	32,698
Medical Properties Trust, Inc.	180,282	3,993,246
Mid-America Apartment Communities, Inc.	40,134	5,506,786
Monmouth Real Estate Investment Corp.	32,076	469,272
National Health Investors, Inc.	15,304	1,291,352
National Retail Properties, Inc.	60,303	3,376,968
National Storage Affiliates Trust	19,731	673,814
New Century Financial Corp. *(a)	3,600	—
New Senior Investment Group, Inc.	31,775	242,126
Newmark Group, Inc., Class A	51,828	610,016
NexPoint Residential Trust, Inc.	8,829	430,855
Office Properties Income Trust	17,468	594,436
Omega Healthcare Investors, Inc.	75,438	3,164,624
One Liberty Properties, Inc.	6,071	165,981
Outfront Media, Inc.	49,316	1,466,658
Paramount Group, Inc.	68,880	968,453

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Park Hotels & Resorts, Inc.	84,207	1,847,502
Pebblebrook Hotel Trust	43,324	1,027,645
Pennsylvania Real Estate Investment Trust (b)	18,917	74,533
Physicians Realty Trust	61,530	1,190,605
Piedmont Office Realty Trust, Inc., Class A	45,430	1,053,522
Plymouth Industrial REIT, Inc.	6,969	128,369
PotlatchDeltic Corp.	24,056	1,034,408
Preferred Apartment Communities, Inc., Class A	15,145	178,408
Prologis, Inc.	220,789	20,506,882
PS Business Parks, Inc.	7,180	1,203,081
Public Storage	52,477	11,742,254
QTS Realty Trust, Inc., Class A	20,188	1,148,293
Rafael Holdings, Inc., Class B *	3,200	64,768
Rayonier, Inc.	46,910	1,425,126
RE/MAX Holdings, Inc., Class A	6,136	234,886
Realogy Holdings Corp.	39,454	417,818
Realty Income Corp.	113,110	8,868,955
Redfin Corp. *	29,547	718,879
Regency Centers Corp.	58,884	3,653,163
Retail Opportunity Investments Corp.	40,733	674,946
Retail Properties of America, Inc., Class A	70,408	855,457
Retail Value, Inc.	4,935	162,213
Rexford Industrial Realty, Inc.	39,099	1,884,181
RLJ Lodging Trust	59,027	918,460
RPT Realty	25,122	350,452
Ryman Hospitality Properties, Inc.	18,595	1,581,133
Sabra Health Care REIT, Inc.	66,168	1,422,612
Safehold, Inc.	5,566	250,247
Saul Centers, Inc.	4,700	232,086
SBA Communications Corp.	39,163	9,773,518
Seritage Growth Properties, Class A	12,504	459,147
Service Properties Trust	55,854	1,205,329
Simon Property Group, Inc.	107,397	14,299,911
SITE Centers Corp.	51,954	660,335
SL Green Realty Corp.	28,083	2,584,759
Sotherly Hotels, Inc.	6,858	42,863
Spirit Realty Capital, Inc.	33,809	1,784,439
STAG Industrial, Inc.	51,854	1,671,773
STORE Capital Corp.	76,710	3,010,867
Stratus Properties, Inc. *	3,398	101,091
Summit Hotel Properties, Inc.	33,342	369,763
Sun Communities, Inc.	32,167	5,216,522
Sunstone Hotel Investors, Inc.	78,056	989,750
Tanger Factory Outlet Centers, Inc. (b)	34,601	506,213
Taubman Centers, Inc.	21,237	561,082
Tejon Ranch Co. *	8,332	134,145
Terreno Realty Corp.	23,859	1,366,166
The GEO Group, Inc.	45,976	726,421
The Howard Hughes Corp. *	15,025	1,828,242
The Macerich Co.	38,110	850,234
The RMR Group, Inc., Class A	5,078	233,943
The St. Joe Co. *	12,244	257,246
Transcontinental Realty Investors, Inc. *	1,319	42,538
Trinity Place Holdings, Inc. *	12,207	40,283
UDR, Inc.	100,207	4,800,917
UMH Properties, Inc.	15,491	244,758
Uniti Group, Inc.	70,885	448,702
Universal Health Realty Income Trust	4,654	574,071
Urban Edge Properties	39,017	717,523
Urstadt Biddle Properties, Inc., Class A	12,971	294,053
Ventas, Inc.	129,993	7,521,395
VEREIT, Inc.	372,592	3,636,498
VICI Properties, Inc.	158,880	4,257,984
Vornado Realty Trust	55,642	3,659,574
Washington Prime Group, Inc. (b)	74,197	223,333
Security	Number of Shares	Value ($)
Washington Real Estate Investment Trust	29,116	886,291
Weingarten Realty Investors	42,722	1,243,210
Welltower, Inc.	142,712	12,117,676
Weyerhaeuser Co.	257,555	7,456,217
Whitestone REIT	16,023	209,901
WP Carey, Inc.	59,747	5,025,918
Xenia Hotels & Resorts, Inc.	39,452	737,358
		449,279,083

Retailing 5.8%
1-800-Flowers.com, Inc., Class A *	7,004	106,391
Aaron’s, Inc.	23,978	1,423,334
Abercrombie & Fitch Co., Class A	21,254	347,715
Advance Auto Parts, Inc.	24,408	3,215,754
Amazon.com, Inc. *	145,292	291,850,946
America’s Car-Mart, Inc. *	1,960	215,169
American Eagle Outfitters, Inc.	53,009	763,330
Asbury Automotive Group, Inc. *	7,235	697,816
Ascena Retail Group, Inc. *	2,500	11,000
At Home Group, Inc. *	19,985	113,115
AutoNation, Inc. *	20,397	865,649
AutoZone, Inc. *	8,281	8,760,967
Barnes & Noble Education, Inc. *	22,732	78,198
Bed Bath & Beyond, Inc.	44,734	637,459
Best Buy Co., Inc.	79,713	6,750,894
Big 5 Sporting Goods Corp. (b)	12,274	45,782
Big Lots, Inc.	12,897	348,993
Blue Apron Holdings, Inc., Class A *(b)	3,119	12,039
Booking Holdings, Inc. *	14,649	26,815,727
Boot Barn Holdings, Inc. *	10,141	425,618
Build-A-Bear Workshop, Inc. *	6,224	26,016
Burlington Stores, Inc. *	22,908	4,981,803
Caleres, Inc.	13,090	229,730
Camping World Holdings, Inc., Class A	12,348	192,258
CarMax, Inc. *	57,789	5,607,845
Carvana Co. *	17,543	1,390,283
Chewy, Inc. *	19,040	504,750
Chico’s FAS, Inc.	43,544	169,386
Citi Trends, Inc.	3,906	90,971
Conn’s, Inc. *	7,143	62,573
Core-Mark Holding Co., Inc.	18,550	434,812
Designer Brands, Inc., Class A	21,162	301,347
Destination XL Group, Inc. *	18,114	20,107
Dick’s Sporting Goods, Inc.	21,411	947,009
Dillard’s, Inc., Class A (b)	3,769	228,854
Dollar General Corp.	88,813	13,624,802
Dollar Tree, Inc. *	83,611	7,280,010
Duluth Holdings, Inc., Class B *(b)	2,900	24,505
eBay, Inc.	266,665	8,949,277
Etsy, Inc. *	42,187	2,059,147
Expedia Group, Inc.	48,701	5,281,623
Express, Inc. *	20,816	83,472
Five Below, Inc. *	19,153	2,168,503
Floor & Decor Holdings, Inc., Class A *	25,835	1,273,924
Foot Locker, Inc.	37,189	1,412,066
Funko, Inc., Class A *	7,067	106,217
GameStop Corp., Class A (b)	31,567	121,217
Genesco, Inc. *	5,704	224,281
Genuine Parts Co.	50,639	4,738,291
GNC Holdings, Inc., Class A *	36,061	77,171
Group 1 Automotive, Inc.	5,612	565,521
Groupon, Inc. *	143,303	412,713
GrubHub, Inc. *	32,590	1,764,748
Guess?, Inc.	15,095	321,373
Haverty Furniture Cos., Inc.	5,712	114,983
Hibbett Sports, Inc. *	5,715	141,618
J. Jill, Inc. (b)	6,408	7,626
J.C. Penney Co., Inc. *	104,289	77,695

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kirkland’s, Inc. *	5,229	6,013
Kohl’s Corp.	53,729	2,296,915
L Brands, Inc.	84,769	1,963,250
Lands’ End, Inc. *	5,100	59,415
Liquidity Services, Inc. *	10,485	55,780
Lithia Motors, Inc., Class A	7,756	1,052,024
LKQ Corp. *	106,438	3,478,926
Lowe’s Cos., Inc.	267,431	31,086,179
Lumber Liquidators Holdings, Inc. *	7,615	57,950
Macy’s, Inc.	109,011	1,738,725
MarineMax, Inc. *	6,661	132,754
Monro, Inc.	11,231	704,184
Murphy USA, Inc. *	9,891	1,010,563
National Vision Holdings, Inc. *	26,191	893,637
Nordstrom, Inc.	37,424	1,379,449
O'Reilly Automotive, Inc. *	26,292	10,677,181
Office Depot, Inc.	201,581	447,510
Ollie’s Bargain Outlet Holdings, Inc. *	18,621	987,658
Overstock.com, Inc. *	11,102	90,148
Party City Holdco, Inc. *	16,146	46,500
Penske Automotive Group, Inc.	13,010	611,080
PetMed Express, Inc. (b)	5,544	139,764
Pier 1 Imports, Inc. *	1,811	5,687
Pool Corp.	13,926	3,053,972
Quotient Technology, Inc. *	23,785	239,515
Qurate Retail, Inc. Class A *	133,197	1,136,170
Remark Holdings, Inc. *	14,578	8,455
Rent-A-Center, Inc.	18,166	529,176
Revolve Group, Inc. *(b)	5,247	93,344
RH *	5,604	1,169,835
Ross Stores, Inc.	125,928	14,127,862
RTW RetailWinds, Inc. *	15,491	6,111
Sally Beauty Holdings, Inc. *	38,688	593,861
Shoe Carnival, Inc.	4,036	144,731
Shutterstock, Inc. *	6,548	283,725
Signet Jewelers Ltd.	17,080	415,215
Sleep Number Corp. *	10,441	538,651
Sonic Automotive, Inc., Class A	7,037	222,580
Sportsman’s Warehouse Holdings, Inc. *	10,300	66,744
Stamps.com, Inc. *	5,751	428,392
Stitch Fix, Inc., Class A *(b)	7,900	180,910
Tailored Brands, Inc. (b)	15,557	61,917
Target Corp.	176,793	19,578,057
The Buckle, Inc.	11,461	279,763
The Cato Corp., Class A	7,100	113,884
The Children’s Place, Inc.	5,680	338,926
The Container Store Group, Inc. *	6,755	27,290
The Gap, Inc.	77,525	1,349,710
The Home Depot, Inc.	380,248	86,734,569
The Michaels Cos., Inc. *	23,490	115,806
The RealReal Inc *	6,281	90,886
The Rubicon Project, Inc. *	13,000	121,680
The TJX Cos., Inc.	423,791	25,020,621
Tiffany & Co.	37,129	4,976,029
Tilly’s, Inc., Class A	8,425	71,613
Tractor Supply Co.	40,833	3,795,427
Tuesday Morning Corp. *	19,035	24,365
Ulta Salon, Cosmetics & Fragrance, Inc. *	20,062	5,374,810
Urban Outfitters, Inc. *	26,819	686,566
Waitr Holdings, Inc. *	19,879	6,832
Wayfair, Inc., Class A *	22,770	2,133,549
Weyco Group, Inc.	3,066	69,445
Williams-Sonoma, Inc.	26,805	1,878,494
Winmark Corp.	768	152,809
Zumiez, Inc. *	8,343	260,051
		644,928,063

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.0%
ACM Research, Inc., Class A *	3,856	133,957
Adesto Technologies Corp. *	7,400	52,540
Advanced Energy Industries, Inc. *	13,336	932,720
Advanced Micro Devices, Inc. *	387,284	18,202,348
Alpha & Omega Semiconductor Ltd. *	6,543	79,759
Ambarella, Inc. *	10,609	627,416
Amkor Technology, Inc. *	33,795	380,194
Analog Devices, Inc.	128,297	14,080,596
Applied Materials, Inc.	322,925	18,726,421
Axcelis Technologies, Inc. *	11,082	267,630
AXT, Inc. *	23,470	91,533
Broadcom, Inc.	138,478	42,257,946
Brooks Automation, Inc.	25,516	971,649
Cabot Microelectronics Corp.	9,760	1,420,178
CEVA, Inc. *	9,239	252,687
Cirrus Logic, Inc. *	20,531	1,576,986
Cohu, Inc.	12,667	283,361
Cree, Inc. *	37,150	1,727,104
CyberOptics Corp. *	2,095	47,075
Cypress Semiconductor Corp.	128,699	3,002,548
Diodes, Inc. *	15,037	776,511
DSP Group, Inc. *	6,300	91,098
Enphase Energy, Inc. *	28,814	908,217
Entegris, Inc.	47,011	2,433,289
Everspin Technologies, Inc. *	5,399	25,807
First Solar, Inc. *	27,034	1,340,346
FormFactor, Inc. *	27,482	695,569
GSI Technology, Inc. *	8,500	68,935
Ichor Holdings Ltd. *	8,793	293,598
Impinj, Inc. *	5,438	174,995
Inphi Corp. *	15,346	1,165,682
Intel Corp.	1,516,401	96,943,516
inTEST Corp. *	4,258	23,036
KLA Corp.	54,899	9,098,960
Kopin Corp. *	19,600	8,036
Kulicke & Soffa Industries, Inc.	24,891	644,428
Lam Research Corp.	50,706	15,121,036
Lattice Semiconductor Corp. *	47,339	880,505
MACOM Technology Solutions Holdings, Inc. *	16,799	477,428
Marvell Technology Group Ltd.	233,486	5,613,003
Maxim Integrated Products, Inc.	96,133	5,779,516
MaxLinear, Inc. *	20,732	404,067
Microchip Technology, Inc.	82,610	8,052,825
Micron Technology, Inc. *	387,257	20,559,474
MKS Instruments, Inc.	19,294	2,022,397
Monolithic Power Systems, Inc.	14,256	2,440,200
NeoPhotonics Corp. *	11,696	89,240
NVE Corp.	1,664	122,071
NVIDIA Corp.	213,660	50,515,634
ON Semiconductor Corp. *	142,517	3,299,269
Onto Innovation, Inc. *	17,373	659,132
PDF Solutions, Inc. *	9,699	152,856
Photronics, Inc. *	24,990	319,372
Pixelworks, Inc. *	8,973	35,892
Power Integrations, Inc.	10,993	1,073,686
Qorvo, Inc. *	40,035	4,238,105
QUALCOMM, Inc.	398,262	33,975,731
QuickLogic Corp. *	4,377	27,750
Rambus, Inc. *	42,063	667,540
Semtech Corp. *	22,349	1,076,998
Silicon Laboratories, Inc. *	14,888	1,463,639
Skyworks Solutions, Inc.	59,872	6,774,517
SMART Global Holdings, Inc. *	3,678	110,928
SolarEdge Technologies, Inc. *	16,645	1,628,880
SunPower Corp. *	34,164	291,077
Synaptics, Inc. *	11,688	779,473

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Teradyne, Inc.	58,269	3,845,171
Texas Instruments, Inc.	325,434	39,263,612
Ultra Clean Holdings, Inc. *	13,767	316,779
Universal Display Corp.	14,684	2,586,880
Veeco Instruments, Inc. *	16,949	216,100
Xilinx, Inc.	87,641	7,403,912
Xperi Corp.	19,230	309,411
		442,400,777

Software & Services 13.0%
2U, Inc. *	23,430	464,148
8x8, Inc. *	35,704	664,808
A10 Networks, Inc. *	15,072	102,640
Accenture plc, Class A	221,311	45,415,230
ACI Worldwide, Inc. *	40,243	1,386,371
Adobe, Inc. *	168,966	59,330,721
Agilysys, Inc. *	8,873	288,373
Akamai Technologies, Inc. *	56,508	5,275,022
Alarm.com Holdings, Inc. *	11,765	516,836
Alliance Data Systems Corp.	14,005	1,439,574
Altair Engineering, Inc., Class A *	13,212	488,183
Alteryx, Inc., Class A *	16,680	2,326,360
American Software, Inc., Class A	9,461	141,253
Anaplan, Inc. *	29,666	1,708,465
ANSYS, Inc. *	29,819	8,180,246
Appfolio, Inc., Class A *	5,169	679,413
Appian Corp. *	11,341	578,845
Aspen Technology, Inc. *	24,209	2,880,387
Asure Software, Inc. *	7,413	62,492
Autodesk, Inc. *	76,764	15,110,993
Automatic Data Processing, Inc.	151,094	25,896,001
Avalara, Inc. *	23,424	1,994,319
Avaya Holdings Corp. *	41,521	530,223
Benefitfocus, Inc. *	12,031	222,574
Black Knight, Inc. *	51,868	3,471,007
Blackbaud, Inc.	17,002	1,331,767
Blackline, Inc. *	15,196	929,539
Booz Allen Hamilton Holding Corp.	48,539	3,787,984
Bottomline Technologies (de), Inc. *	13,177	706,287
Box, Inc., Class A *	51,681	776,765
Brightcove, Inc. *	15,409	133,442
Broadridge Financial Solutions, Inc.	40,083	4,775,889
CACI International, Inc., Class A *	8,761	2,343,042
Cadence Design Systems, Inc. *	98,085	7,072,909
Cardtronics plc, Class A *	12,687	570,915
Cass Information Systems, Inc.	3,769	203,601
CDK Global, Inc.	42,540	2,283,547
Cerence, Inc. *	15,793	337,181
Ceridian HCM Holding, Inc. *	34,767	2,548,073
ChannelAdvisor Corp. *	6,900	64,584
Citrix Systems, Inc.	41,997	5,090,876
Cloudera, Inc. *	84,232	866,747
Cloudflare, Inc., Class A *	13,444	240,110
Cognizant Technology Solutions Corp., Class A	190,212	11,675,213
CommVault Systems, Inc. *	13,742	618,665
Conduent, Inc. *	60,525	259,047
CoreLogic, Inc.	27,679	1,287,074
Cornerstone OnDemand, Inc. *	18,618	1,094,738
Coupa Software, Inc. *	22,102	3,561,737
Crowdstrike Holdings, Inc., Class A *	7,185	438,932
CSG Systems International, Inc.	10,871	541,593
Datadog, Inc., Class A *	9,586	442,969
Digimarc Corp. *	4,511	141,239
Digital Turbine, Inc. *	18,000	112,320
DocuSign, Inc. *	44,541	3,496,914
Domo, Inc., Class B *	8,618	208,728
Dropbox, Inc., Class A *	72,513	1,234,171
Security	Number of Shares	Value ($)
DXC Technology Co.	88,086	2,808,182
Dynatrace, Inc. *	23,042	721,445
Ebix, Inc.	6,724	231,507
eGain Corp. *	7,634	54,965
Elastic N.V. *	11,989	777,846
Endurance International Group Holdings, Inc. *	22,190	104,737
Envestnet, Inc. *	18,797	1,482,519
EPAM Systems, Inc. *	19,051	4,346,295
Euronet Worldwide, Inc. *	18,973	2,990,904
Everbridge, Inc. *	11,385	1,031,936
EVERTEC, Inc.	22,815	765,900
Evo Payments, Inc., Class A *	15,082	417,922
ExlService Holdings, Inc. *	11,709	856,045
Fair Isaac Corp. *	10,150	4,084,157
Fastly, Inc., Class A *	4,824	108,588
Fidelity National Information Services, Inc.	213,977	30,739,936
Finjan Holdings, Inc. *	6,437	12,230
FireEye, Inc. *	74,806	1,195,400
Fiserv, Inc. *	199,669	23,682,740
Five9, Inc. *	20,826	1,493,849
FleetCor Technologies, Inc. *	30,601	9,646,353
ForeScout Technologies, Inc. *	13,060	372,341
Fortinet, Inc. *	49,560	5,717,242
Gartner, Inc. *	30,835	4,957,651
Genpact Ltd.	53,999	2,390,536
Global Payments, Inc.	104,699	20,463,420
GlobalSCAPE, Inc.	3,901	45,018
GoDaddy, Inc., Class A *	62,127	4,175,556
GreenSky, Inc., Class A *(b)	12,400	114,700
GTT Communications, Inc. *(b)	11,441	135,576
GTY Technology Holdings, Inc. *(b)	16,630	104,104
Guidewire Software, Inc. *	28,207	3,173,288
HubSpot, Inc. *	14,306	2,588,528
I3 Verticals, Inc., Class A *	5,840	188,574
Information Services Group, Inc. *	16,112	43,502
Instructure, Inc. *	12,310	601,220
Intelligent Systems Corp. *	2,218	94,154
Internap Corp. *	9,578	9,578
International Business Machines Corp.	308,846	44,390,436
International Money Express, Inc. *	6,533	69,119
Intuit, Inc.	90,931	25,495,234
j2 Global, Inc.	15,865	1,520,819
Jack Henry & Associates, Inc.	26,619	3,980,605
KBR, Inc.	50,774	1,381,053
Leidos Holdings, Inc.	45,912	4,612,779
Limelight Networks, Inc. *	37,860	188,921
LivePerson, Inc. *	20,467	839,352
LiveRamp Holdings, Inc. *	23,402	941,696
LogMeIn, Inc.	17,958	1,543,849
Manhattan Associates, Inc. *	21,857	1,867,899
ManTech International Corp., Class A	10,370	832,504
Mastercard, Inc., Class A	309,566	97,804,282
MAXIMUS, Inc.	22,639	1,624,348
Medallia, Inc. *	5,812	164,015
Microsoft Corp.	2,661,241	453,023,055
MicroStrategy, Inc., Class A *	2,864	435,414
Mitek Systems, Inc. *	10,165	99,210
MobileIron, Inc. *	31,619	150,823
Model N, Inc. *	9,945	310,185
MoneyGram International, Inc. *	19,116	39,379
MongoDB, Inc. *	12,412	2,034,451
NetSol Technologies, Inc. *	5,701	23,659
New Relic, Inc. *	17,097	1,128,573
NIC, Inc.	21,419	422,597
NortonLifeLock, Inc.	199,823	5,678,970
Nuance Communications, Inc. *	100,544	1,902,293
Nutanix, Inc., Class A *	49,603	1,610,609

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Okta, Inc. *	39,526	5,061,304
OneSpan, Inc. *	13,422	223,074
Oracle Corp.	755,501	39,626,027
Pagerduty, Inc. *	3,384	78,915
Palo Alto Networks, Inc. *	34,470	8,092,867
Park City Group, Inc. *	5,812	27,665
Paychex, Inc.	110,377	9,467,035
Paycom Software, Inc. *	17,214	5,476,806
Paylocity Holding Corp. *	12,076	1,713,464
PayPal Holdings, Inc. *	410,470	46,748,428
Paysign, Inc. *(b)	12,225	106,847
Pegasystems, Inc.	13,316	1,147,972
Perficient, Inc. *	10,300	511,910
Perspecta, Inc.	47,635	1,337,114
PFSweb, Inc. *	7,732	33,325
Ping Identity Holding Corp. *	4,878	118,292
Pluralsight, Inc., Class A *	28,161	546,042
PRGX Global, Inc. *	6,500	25,740
Progress Software Corp.	15,976	720,997
Proofpoint, Inc. *	20,189	2,479,411
PROS Holdings, Inc. *	13,733	823,980
PTC, Inc. *	36,504	3,034,213
Q2 Holdings, Inc. *	15,109	1,317,354
QAD, Inc., Class A	3,753	193,092
Qualys, Inc. *	11,618	996,127
Rapid7, Inc. *	14,555	864,276
RealNetworks, Inc. *	13,613	17,969
RealPage, Inc. *	29,567	1,725,234
Repay Holdings Corp. *	11,120	188,039
RingCentral, Inc., Class A *	26,279	5,402,437
Rosetta Stone, Inc. *	8,648	148,313
Sabre Corp.	94,261	2,030,382
SailPoint Technologies Holding, Inc. *	29,216	733,029
salesforce.com, Inc. *	309,721	56,465,236
Science Applications International Corp.	17,418	1,528,778
SecureWorks Corp., Class A *	8,199	128,970
ServiceNow, Inc. *	65,697	22,220,696
ServiceSource International, Inc. *	26,733	50,793
SharpSpring, Inc. *	3,003	37,117
ShotSpotter, Inc. *	2,300	63,135
Slack Technologies, Inc. Class A *	14,367	297,828
Smartsheet, Inc., Class A *	30,892	1,497,644
SolarWinds Corp. *	23,132	437,657
Splunk, Inc. *	54,034	8,389,319
SPS Commerce, Inc. *	11,316	643,088
Square, Inc., Class A *	121,067	9,042,494
SS&C Technologies Holdings, Inc.	76,974	4,850,132
StarTek, Inc. *	5,834	44,513
Steel Connect, Inc. *	18,290	25,606
SVMK, Inc. *	30,524	538,749
Switch, Inc., Class A	16,791	268,656
Sykes Enterprises, Inc. *	12,854	431,766
Synchronoss Technologies, Inc. *	15,860	86,675
Synopsys, Inc. *	52,706	7,774,662
Telaria, Inc. *	8,914	90,477
Telenav, Inc. *	9,800	44,002
Tenable Holdings, Inc. *	14,600	397,850
Teradata Corp. *	39,683	965,884
The Hackett Group, Inc.	8,738	135,046
The Trade Desk, Inc., Class A *	13,841	3,725,720
The Western Union Co.	146,525	3,941,523
TiVo Corp.	47,946	349,047
TTEC Holdings, Inc.	6,911	274,505
Twilio, Inc., Class A *	43,780	5,443,605
Tyler Technologies, Inc. *	13,583	4,396,545
Unisys Corp. *	15,300	148,563
Upland Software, Inc. *	6,900	269,376
Varonis Systems, Inc. *	11,243	940,589
Verint Systems, Inc. *	22,552	1,308,016
Security	Number of Shares	Value ($)
VeriSign, Inc. *	35,801	7,451,620
Verra Mobility Corp. *	44,543	709,570
VirnetX Holding Corp. *	14,945	56,791
Virtusa Corp. *	11,946	497,431
Visa, Inc., Class A	597,043	118,793,646
VMware, Inc., Class A *	27,523	4,075,055
WEX, Inc. *	14,750	3,199,570
Workday, Inc., Class A *	57,304	10,580,038
Workiva, Inc. *	13,800	627,762
Yext, Inc. *	32,885	491,302
Zendesk, Inc. *	39,027	3,371,933
Zix Corp. *	17,000	114,750
Zoom Video Communications, Inc., Class A *	9,250	705,775
Zscaler, Inc. *	23,496	1,317,891
Zuora, Inc., Class A *	24,237	357,496
		1,455,798,227

Technology Hardware & Equipment 6.1%
3D Systems Corp. *	47,641	518,811
Acacia Communications, Inc. *	12,609	864,347
ADTRAN, Inc.	15,268	138,175
Airgain, Inc. *	3,401	32,139
Akoustis Technologies, Inc. *(b)	7,703	56,617
Amphenol Corp., Class A	103,070	10,252,373
Anixter International, Inc. *	10,581	1,032,706
Apple, Inc.	1,456,949	450,940,285
Applied Optoelectronics, Inc. *(b)	6,000	67,800
Arista Networks, Inc. *	19,088	4,263,114
Arlo Technologies, Inc. *	21,716	92,727
Arrow Electronics, Inc. *	28,196	2,141,204
AstroNova, Inc.	1,900	23,636
Avid Technology, Inc. *	9,400	79,007
Avnet, Inc.	34,085	1,243,762
AVX Corp.	14,751	299,003
Badger Meter, Inc.	10,799	637,789
Bel Fuse, Inc., Class B	3,500	60,620
Belden, Inc.	15,007	739,395
Benchmark Electronics, Inc.	13,708	421,932
CalAmp Corp. *	9,892	95,161
Calix, Inc. *	21,409	196,106
Casa Systems, Inc. *	8,800	35,288
CDW Corp.	49,886	6,507,629
Ciena Corp. *	54,641	2,222,249
Cisco Systems, Inc.	1,481,822	68,119,357
Clearfield, Inc. *	3,291	41,862
Cognex Corp.	58,857	2,999,941
Coherent, Inc. *	8,677	1,227,188
CommScope Holding Co., Inc. *	65,675	800,250
Comtech Telecommunications Corp.	8,949	258,716
Corning, Inc.	267,668	7,144,059
CTS Corp.	10,207	299,167
Daktronics, Inc.	14,170	83,603
DASAN Zhone Solutions, Inc. *	4,470	39,604
Dell Technologies, Inc., Class C *	53,268	2,597,880
Diebold Nixdorf, Inc. *	28,307	325,814
Digi International, Inc. *	9,100	143,735
Dolby Laboratories, Inc., Class A	21,771	1,509,601
Eastman Kodak Co. *	13,330	45,455
EchoStar Corp., Class A *	15,098	602,486
EMCORE Corp. *	11,147	37,565
ePlus, Inc. *	5,276	420,603
Extreme Networks, Inc. *	46,911	276,775
F5 Networks, Inc. *	20,959	2,559,513
Fabrinet *	12,888	812,460
FARO Technologies, Inc. *	6,085	314,351
Fitbit, Inc., Class A *	84,474	550,770
FLIR Systems, Inc.	46,961	2,420,370

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genasys, Inc. *	16,638	63,557
Harmonic, Inc. *	42,043	295,773
Hewlett Packard Enterprise Co.	453,110	6,311,822
HP, Inc.	514,541	10,970,014
Identiv, Inc. *	8,288	39,285
II-VI, Inc. *	29,479	991,968
Immersion Corp. *	10,166	74,415
Infinera Corp. *	49,462	364,535
Inseego Corp. *(b)	13,900	93,269
Insight Enterprises, Inc. *	11,782	776,080
InterDigital, Inc.	11,287	623,607
Intevac, Inc. *	6,954	41,724
IPG Photonics Corp. *	12,768	1,630,091
Iteris, Inc. *	21,620	109,397
Itron, Inc. *	12,104	989,502
Jabil, Inc.	48,471	1,885,037
Juniper Networks, Inc.	115,864	2,657,920
KEMET Corp.	20,294	528,456
Keysight Technologies, Inc. *	65,607	6,100,795
Kimball Electronics, Inc. *	11,150	180,407
Knowles Corp. *	30,607	603,876
KVH Industries, Inc. *	5,000	51,450
Littelfuse, Inc.	8,379	1,482,329
Lumentum Holdings, Inc. *	26,691	2,022,377
Luna Innovations, Inc. *	11,699	95,815
Methode Electronics, Inc.	11,479	375,937
MicroVision, Inc. *	37,436	24,333
Motorola Solutions, Inc.	59,646	10,557,342
MTS Systems Corp.	5,904	299,274
Napco Security Technologies, Inc. *	3,300	97,020
National Instruments Corp.	40,292	1,798,232
NCR Corp. *	45,182	1,523,537
NetApp, Inc.	79,678	4,254,805
NETGEAR, Inc. *	11,902	306,119
NetScout Systems, Inc. *	21,875	562,406
nLight, Inc. *	12,303	216,164
Novanta, Inc. *	12,175	1,104,638
OSI Systems, Inc. *	5,852	506,432
PAR Technology Corp. *	3,100	105,493
PC Connection, Inc.	4,382	218,399
PC-Tel, Inc. *	9,339	75,179
Plantronics, Inc.	11,458	329,074
Plexus Corp. *	10,389	738,866
Powerfleet, Inc. *	7,153	53,934
Pure Storage, Inc., Class A *	81,055	1,442,779
Ribbon Communications, Inc. *	15,542	43,828
Richardson Electronics Ltd.	6,205	32,700
Rogers Corp. *	6,188	728,637
Sanmina Corp. *	26,497	843,665
ScanSource, Inc. *	9,015	314,533
Seagate Technology plc	80,520	4,588,835
SYNNEX Corp.	14,547	2,003,995
TE Connectivity Ltd.	116,222	10,713,344
Tech Data Corp. *	12,115	1,743,833
TESSCO Technologies, Inc.	1,269	7,868
Trimble, Inc. *	87,429	3,717,481
TTM Technologies, Inc. *	37,069	533,423
Ubiquiti, Inc.	4,398	718,721
ViaSat, Inc. *	21,098	1,342,888
Viavi Solutions, Inc. *	80,514	1,135,247
Vishay Intertechnology, Inc.	49,432	1,002,975
Vishay Precision Group, Inc. *	4,093	141,372
Western Digital Corp.	103,914	6,806,367
Xerox Holdings Corp.	66,438	2,363,200
Zebra Technologies Corp., Class A *	18,993	4,539,707
		683,489,083

Security	Number of Shares	Value ($)
Telecommunication Services 1.9%
Alaska Communications Systems Group, Inc. *	26,271	53,593
Anterix, Inc. *	3,968	184,353
AT&T, Inc.	2,548,006	95,855,986
ATN International, Inc.	4,631	267,996
Bandwidth, Inc., Class A *	5,234	371,405
Boingo Wireless, Inc. *	12,610	141,736
CenturyLink, Inc.	350,006	4,781,082
Cincinnati Bell, Inc. *	14,894	204,197
Cogent Communications Holdings, Inc.	14,646	1,038,841
Consolidated Communications Holdings, Inc.	30,887	149,184
Frontier Communications Corp. *(b)	31,111	17,164
GCI Liberty, Inc., Class A *	33,904	2,481,095
Globalstar, Inc. *	173,777	82,718
Gogo, Inc. *	16,000	84,160
IDT Corp., Class B *	6,600	49,896
Iridium Communications, Inc. *	33,235	849,154
Ooma, Inc. *	5,385	70,705
ORBCOMM, Inc. *	28,696	103,019
Pareteum Corp. *	56,410	37,569
Shenandoah Telecommunications Co.	17,629	711,330
Spok Holdings, Inc.	5,240	55,649
Sprint Corp. *	212,955	930,613
T-Mobile US, Inc. *	110,152	8,722,937
Telephone & Data Systems, Inc.	31,867	722,743
United States Cellular Corp. *	5,400	172,908
Verizon Communications, Inc.	1,442,236	85,726,508
Vonage Holdings Corp. *	76,936	682,422
Zayo Group Holdings, Inc. *	83,804	2,912,189
		207,461,152

Transportation 1.8%
Air Transport Services Group, Inc. *	21,611	453,183
Alaska Air Group, Inc.	43,135	2,786,090
Allegiant Travel Co.	4,527	760,717
AMERCO	2,913	1,081,509
American Airlines Group, Inc.	135,556	3,638,323
ArcBest Corp.	9,560	213,284
Atlas Air Worldwide Holdings, Inc. *	7,665	171,313
Avis Budget Group, Inc. *	20,631	676,697
C.H. Robinson Worldwide, Inc.	46,486	3,357,219
Covenant Transportation Group, Inc., Class A *	3,000	38,055
CSX Corp.	270,520	20,651,497
Daseke, Inc. *	20,197	61,298
Delta Air Lines, Inc.	200,811	11,193,205
Eagle Bulk Shipping, Inc. *	21,200	68,900
Echo Global Logistics, Inc. *	10,195	197,579
Expeditors International of Washington, Inc.	59,535	4,348,436
FedEx Corp.	83,620	12,094,797
Forward Air Corp.	9,608	628,844
Genco Shipping & Trading Ltd.	3,574	28,127
Hawaiian Holdings, Inc.	15,015	418,618
Heartland Express, Inc.	20,808	388,901
Hertz Global Holdings, Inc. *	33,097	521,609
Hub Group, Inc., Class A *	12,833	678,481
JB Hunt Transport Services, Inc.	29,738	3,209,622
JetBlue Airways Corp. *	99,628	1,975,623
Kansas City Southern	34,441	5,809,852
Kirby Corp. *	21,385	1,567,307
Knight-Swift Transportation Holdings, Inc.	41,398	1,535,038
Landstar System, Inc.	13,558	1,501,548
Lyft, Inc., Class A *	73,287	3,479,667

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Macquarie Infrastructure Corp.	27,962	1,233,404
Marten Transport Ltd.	12,211	253,500
Matson, Inc.	14,354	516,887
Mesa Air Group, Inc. *	13,374	114,214
Norfolk Southern Corp.	91,209	18,990,626
Old Dominion Freight Line, Inc.	22,027	4,322,358
P.A.M. Transportation Services, Inc. *	907	48,443
Radiant Logistics, Inc. *	24,757	119,576
Ryder System, Inc.	18,502	882,915
Saia, Inc. *	9,047	787,994
Schneider National, Inc., Class B	12,428	276,772
SkyWest, Inc.	17,068	941,642
Southwest Airlines Co.	164,851	9,063,508
Spirit Airlines, Inc. *	23,183	952,126
Uber Technologies, Inc. *	70,037	2,541,643
Union Pacific Corp.	242,318	43,476,695
United Airlines Holdings, Inc. *	76,078	5,690,634
United Parcel Service, Inc., Class B	243,925	25,251,116
Universal Logistics Holdings, Inc.	3,300	55,770
Werner Enterprises, Inc.	16,196	596,985
XPO Logistics, Inc. *	32,204	2,863,580
YRC Worldwide, Inc. *	8,600	19,436
		202,535,163

Utilities 3.4%
AES Corp.	232,161	4,610,717
ALLETE, Inc.	17,202	1,436,023
Alliant Energy Corp.	82,580	4,901,949
Ameren Corp.	85,421	7,008,793
American Electric Power Co., Inc.	171,289	17,851,740
American States Water Co.	13,159	1,165,361
American Water Works Co., Inc.	63,138	8,599,396
AquaVenture Holdings Ltd. *	6,516	175,932
Artesian Resources Corp., Class A	3,837	144,732
Atmos Energy Corp.	41,246	4,827,019
Avangrid, Inc.	19,861	1,057,797
Avista Corp.	24,293	1,235,299
Black Hills Corp.	20,739	1,721,959
Cadiz, Inc. *(b)	12,851	116,880
California Water Service Group	17,255	906,923
CenterPoint Energy, Inc.	172,971	4,580,272
Chesapeake Utilities Corp.	8,283	796,907
Clearway Energy, Inc., Class A	11,000	227,590
Clearway Energy, Inc., Class C	26,372	558,295
CMS Energy Corp.	100,062	6,855,248
Consolidated Edison, Inc.	115,419	10,849,386
Dominion Energy, Inc.	286,311	24,551,168
DTE Energy Co.	66,465	8,813,924
Duke Energy Corp.	253,214	24,721,283
Edison International	124,804	9,553,746
El Paso Electric Co.	13,777	938,076
Entergy Corp.	69,676	9,163,788
Essential Utilities, Inc.	75,565	3,924,846
Evergy, Inc.	80,395	5,801,303
Eversource Energy	112,448	10,394,693
Exelon Corp.	338,111	16,090,702
FirstEnergy Corp.	188,371	9,567,363
Genie Energy Ltd., Class B	5,585	40,380
Global Water Resources, Inc.	4,694	59,285
Hawaiian Electric Industries, Inc.	37,548	1,836,473
IDACORP, Inc.	17,160	1,925,180
MDU Resources Group, Inc.	69,771	2,065,919
MGE Energy, Inc.	11,963	956,203
Middlesex Water Co.	6,534	426,409
National Fuel Gas Co.	31,306	1,352,106
New Jersey Resources Corp.	33,082	1,366,948
NextEra Energy, Inc.	170,382	45,696,452
NiSource, Inc.	128,913	3,778,440
Security	Number of Shares	Value ($)
Northwest Natural Holding Co.	9,868	724,114
NorthWestern Corp.	17,760	1,366,987
NRG Energy, Inc.	86,997	3,209,319
OGE Energy Corp.	69,429	3,183,320
ONE Gas, Inc.	17,642	1,667,169
Ormat Technologies, Inc.	18,495	1,465,914
Otter Tail Corp.	15,277	818,236
Pattern Energy Group, Inc., Class A	32,644	878,450
Pinnacle West Capital Corp.	39,077	3,817,432
PNM Resources, Inc.	27,818	1,508,570
Portland General Electric Co.	30,909	1,900,903
PPL Corp.	251,141	9,088,793
Public Service Enterprise Group, Inc.	175,331	10,379,595
Pure Cycle Corp. *	8,000	103,920
RGC Resources, Inc.	2,000	50,640
Sempra Energy	98,450	15,815,008
SJW Group.	8,905	653,182
South Jersey Industries, Inc.	32,586	1,003,649
Southwest Gas Holdings, Inc.	19,658	1,484,376
Spark Energy, Inc., Class A	5,059	48,010
Spire, Inc.	17,363	1,464,048
Sunnova Energy International, Inc. *	7,283	98,903
TerraForm Power, Inc., Class A	27,688	500,876
The Southern Co.	364,422	25,655,309
The York Water Co.	4,611	218,377
UGI Corp.	71,912	2,990,820
Unitil Corp.	6,105	376,617
Vistra Energy Corp.	159,009	3,580,883
WEC Energy Group, Inc.	111,154	11,103,173
Xcel Energy, Inc.	182,821	12,649,385
		380,458,883
Total Common Stock
(Cost $6,405,323,188)		11,117,081,025

Rights 0.0% of net assets

Automobiles & Components 0.0%
Thestreet.Com, Inc. CVR *(a)	2,023	—

Materials 0.0%
A. Schulman, Inc. CVR *(a)	8,178	3,541

Media & Entertainment 0.0%
Media General, Inc. CVR *(a)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(a)	8,309	1,495
Elanco Animal Health, Inc. CVR *(a)	16,000	97
FRD Acquisition Co. CVR *(a)	8,700	—
		1,592
Total Rights
(Cost $5,439)		6,699

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.51% (d)	20,481,505	20,481,505
Total Other Investment Company
(Cost $20,481,505)		20,481,505

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
JPMorgan Chase Bank
0.95%, 02/03/20 (e)	25,486,526	25,486,526
Total Short-Term Investment
(Cost $25,486,526)		25,486,526

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/20/20	89	7,185,415	(242,094)
S&P 500 Index, e-mini, expires 03/20/20	252	40,622,400	(808,824)
Net Unrealized Depreciation			(1,050,918)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,490,929.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$15,925,101	$548,944	($307,930)	($44,965)	$1,934,050	$18,055,200	396,382	$66,501

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$10,577,855,416	$—	$—	$10,577,855,416
Automobiles & Components	89,885,490	—	61,036*	89,946,526
Real Estate	449,279,083	—	—*	449,279,083
Rights[1]
Automobiles & Components	—	—	—*	—
Materials	—	—	3,541	3,541
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,592*	1,592
Other Investment Company[1]	20,481,505	—	—	20,481,505
Short-Term Investment[1]	—	25,486,526	—	25,486,526
Liabilities
Futures Contracts[2]	(1,050,918)	—	—	(1,050,918)
Total	$11,136,450,576	$25,486,526	$67,735	$11,162,004,837
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Aptiv plc	239	20,265
Tesla, Inc. *	1,991	1,295,285
		1,315,550

Banks 0.1%
CIT Group, Inc.	104	4,754
Comerica, Inc.	114	6,972
First Republic Bank	417	46,237
Prosperity Bancshares, Inc.	129	9,056
Signature Bank	363	51,506
SVB Financial Group *	52	12,497
Synovus Financial Corp.	134	4,693
Western Alliance Bancorp	142	7,842
		143,557

Capital Goods 5.8%
3M Co.	5,996	951,325
A.O. Smith Corp.	295	12,594
Acuity Brands, Inc.	149	17,563
Air Lease Corp.	102	4,380
Allegion plc	983	127,122
Allison Transmission Holdings, Inc.	1,528	67,538
AMETEK, Inc.	2,535	246,275
Armstrong World Industries, Inc.	682	68,425
BWX Technologies, Inc.	975	62,000
Carlisle Cos., Inc.	680	106,236
Caterpillar, Inc.	589	77,365
Deere & Co.	481	76,277
Donaldson Co., Inc.	1,754	90,945
Dover Corp.	886	100,871
Emerson Electric Co.	737	52,791
Fastenal Co.	7,258	253,159
Flowserve Corp.	400	18,672
Fortive Corp.	915	68,561
Fortune Brands Home & Security, Inc.	621	42,669
General Dynamics Corp.	240	42,106
Graco, Inc.	2,314	122,989
HEICO Corp.	545	66,724
HEICO Corp., Class A	1,066	102,496
Hexcel Corp.	1,095	81,271
Honeywell International, Inc.	4,919	852,069
Hubbell, Inc.	419	60,013
Huntington Ingalls Industries, Inc.	441	115,101
IDEX Corp.	532	87,168
Illinois Tool Works, Inc.	4,486	784,960
Ingersoll-Rand plc	3,173	422,739
L3Harris Technologies, Inc.	1,556	344,389
Lennox International, Inc.	447	104,142
Lincoln Electric Holdings, Inc.	771	68,758
Lockheed Martin Corp.	3,464	1,483,008
Nordson Corp.	725	122,423
Security	Number of Shares	Value ($)
Northrop Grumman Corp.	2,217	830,422
Quanta Services, Inc.	460	18,009
Raytheon Co.	2,429	536,663
Rockwell Automation, Inc.	1,610	308,573
Roper Technologies, Inc.	221	84,347
Sensata Technologies Holding plc *	925	43,725
Spirit AeroSystems Holdings, Inc., Class A	1,293	84,459
The Boeing Co.	7,413	2,359,335
The Middleby Corp. *	767	86,027
The Toro Co.	1,486	118,910
TransDigm Group, Inc.	559	359,594
United Rentals, Inc. *	739	100,275
W.W. Grainger, Inc.	602	182,207
WABCO Holdings, Inc. *	600	81,390
Westinghouse Air Brake Technologies Corp.	693	51,185
Woodward, Inc.	630	73,275
Xylem, Inc.	2,496	203,823
		12,827,343

Commercial & Professional Services 1.3%
Cintas Corp.	1,170	326,395
Copart, Inc. *	2,811	285,204
CoStar Group, Inc. *	503	328,454
Equifax, Inc.	1,421	213,008
IAA, Inc. *	1,682	79,491
IHS Markit Ltd. *	3,491	275,300
KAR Auction Services, Inc.	1,605	33,737
Nielsen Holdings plc	600	12,240
Republic Services, Inc.	194	18,440
Robert Half International, Inc.	1,577	91,734
Rollins, Inc.	1,990	75,521
TransUnion	2,624	240,621
Verisk Analytics, Inc.	2,235	363,120
Waste Management, Inc.	4,649	565,783
		2,909,048

Consumer Durables & Apparel 1.5%
Capri Holdings Ltd. *	814	24,387
Carter’s, Inc.	265	28,108
Columbia Sportswear Co.	264	24,795
Hanesbrands, Inc.	3,877	53,347
Hasbro, Inc.	1,760	179,291
Lennar Corp., Class A	1,664	110,423
lululemon Athletica, Inc. *	1,651	395,233
Mattel, Inc. *	3,286	48,074
NIKE, Inc., Class B	17,280	1,664,064
NVR, Inc. *	46	175,581
Polaris, Inc.	723	66,400
Skechers U.S.A., Inc., Class A *	679	25,388
Tempur Sealy International, Inc. *	637	58,362
Under Armour, Inc., Class A *	1,709	34,488
Under Armour, Inc., Class C *	1,810	32,508
VF Corp.	4,308	357,435
		3,277,884

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 2.2%
Bright Horizons Family Solutions, Inc. *	802	131,311
Chipotle Mexican Grill, Inc. *	358	310,300
Choice Hotels International, Inc.	207	20,741
Darden Restaurants, Inc.	1,716	199,794
Domino’s Pizza, Inc.	574	161,724
Dunkin’ Brands Group, Inc.	1,071	83,634
Grand Canyon Education, Inc. *	68	5,323
H&R Block, Inc.	393	9,118
Hilton Grand Vacations, Inc. *	182	5,808
Hilton Worldwide Holdings, Inc.	3,897	420,097
Las Vegas Sands Corp.	2,275	148,580
Marriott International, Inc., Class A	3,842	538,110
McDonald’s Corp.	1,701	363,963
MGM Resorts International	559	17,363
Norwegian Cruise Line Holdings Ltd. *	613	33,010
Planet Fitness, Inc., Class A *	1,145	92,505
Service Corp. International	889	42,628
ServiceMaster Global Holdings, Inc. *	291	10,491
Six Flags Entertainment Corp.	119	4,537
Starbucks Corp.	16,538	1,402,919
The Wendy’s Co.	2,620	56,775
Vail Resorts, Inc.	504	118,193
Wyndham Hotels & Resorts, Inc.	387	22,125
Wynn Resorts Ltd.	1,128	142,308
Yum China Holdings, Inc.	4,088	176,070
Yum! Brands, Inc.	3,765	398,224
		4,915,651

Diversified Financials 2.1%
American Express Co.	5,244	681,038
Ameriprise Financial, Inc.	251	41,518
Cboe Global Markets, Inc.	381	46,947
Credit Acceptance Corp. *	129	55,338
Discover Financial Services	1,546	116,151
E*TRADE Financial Corp.	572	24,379
Evercore, Inc., Class A	184	14,098
FactSet Research Systems, Inc.	523	149,636
Interactive Brokers Group, Inc., Class A	267	12,549
Intercontinental Exchange, Inc.	3,072	306,401
Lazard Ltd., Class A	519	21,777
LendingTree, Inc. *	105	32,676
LPL Financial Holdings, Inc.	1,125	103,646
MarketAxess Holdings, Inc.	514	182,049
Moody’s Corp.	2,303	591,387
Morningstar, Inc.	278	43,615
MSCI, Inc.	1,152	329,242
Raymond James Financial, Inc.	408	37,303
S&P Global, Inc.	3,448	1,012,781
SEI Investments Co.	860	56,124
Synchrony Financial	2,453	79,502
T. Rowe Price Group, Inc.	926	123,649
TD Ameritrade Holding Corp.	3,267	155,117
The Charles Schwab Corp. (a)	9,602	437,371
Virtu Financial, Inc., Class A	284	4,740
Voya Financial, Inc.	124	7,407
		4,666,441

Energy 0.2%
Cabot Oil & Gas Corp.	3,481	49,047
Cheniere Energy, Inc. *	1,864	110,423
Diamondback Energy, Inc.	471	35,042
Equitrans Midstream Corp.	267	2,582
ONEOK, Inc.	1,841	137,836
Security	Number of Shares	Value ($)
Parsley Energy, Inc., Class A	2,395	39,853
Pioneer Natural Resources Co.	981	132,435
		507,218

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	124	19,947
Costco Wholesale Corp.	6,155	1,880,476
Grocery Outlet Holding Corp. *	54	1,768
Sprouts Farmers Market, Inc. *	718	11,222
Sysco Corp.	6,675	548,284
		2,461,697

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	12,790	607,909
Brown-Forman Corp., Class A	595	38,241
Brown-Forman Corp., Class B	2,234	151,108
Campbell Soup Co.	1,320	63,875
Kellogg Co.	1,319	89,969
Lamb Weston Holdings, Inc.	524	47,846
McCormick & Co., Inc. — Non Voting Shares	1,111	181,504
Monster Beverage Corp. *	5,348	356,177
PepsiCo, Inc.	16,480	2,340,489
Pilgrim’s Pride Corp. *	248	6,460
Post Holdings, Inc. *	410	42,874
The Coca-Cola Co.	36,619	2,138,550
The Hershey Co.	1,764	273,720
TreeHouse Foods, Inc. *	124	5,530
		6,344,252

Health Care Equipment & Services 6.2%
Abbott Laboratories	10,449	910,526
ABIOMED, Inc. *	620	115,500
Align Technology, Inc. *	1,091	280,496
AmerisourceBergen Corp.	2,118	181,216
Anthem, Inc.	1,039	275,626
Baxter International, Inc.	3,177	283,452
Becton, Dickinson & Co.	321	88,333
Boston Scientific Corp. *	19,445	814,162
Cantel Medical Corp.	300	19,518
Centene Corp. *	6,926	435,022
Cerner Corp.	4,373	314,113
Change Healthcare, Inc. *	347	5,385
Chemed Corp.	217	101,348
Cigna Corp. *	1,572	302,421
Danaher Corp.	456	73,357
DexCom, Inc. *	1,267	305,030
Edwards Lifesciences Corp. *	2,906	638,913
Encompass Health Corp.	700	53,921
Envista Holdings Corp. *	1,295	38,319
Guardant Health, Inc. *	523	39,769
HCA Healthcare, Inc.	2,256	313,133
Henry Schein, Inc. *	258	17,787
Hill-Rom Holdings, Inc.	475	50,583
Hologic, Inc. *	2,981	159,543
Humana, Inc.	796	267,647
ICU Medical, Inc. *	78	14,233
IDEXX Laboratories, Inc. *	1,188	321,960
Insulet Corp. *	826	160,277
Intuitive Surgical, Inc. *	1,605	898,447
Laboratory Corp. of America Holdings *	78	13,681
Masimo Corp. *	661	112,767
McKesson Corp.	272	38,790
Molina Healthcare, Inc. *	679	83,497
Penumbra, Inc. *	443	77,729
ResMed, Inc.	1,986	315,714
Steris plc	67	10,096

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stryker Corp.	4,804	1,012,203
Teleflex, Inc.	646	239,995
The Cooper Cos., Inc.	90	31,220
UnitedHealth Group, Inc.	13,238	3,606,693
Varian Medical Systems, Inc. *	1,265	177,821
Veeva Systems, Inc., Class A *	1,835	269,029
West Pharmaceutical Services, Inc.	771	120,237
		13,589,509

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	3,444	255,614
Herbalife Nutrition Ltd. *	203	7,886
The Clorox Co.	1,429	224,796
The Estee Lauder Cos., Inc., Class A	3,054	596,019
The Procter & Gamble Co.	2,018	251,483
		1,335,798

Insurance 1.0%
Alleghany Corp. *	21	16,751
Aon plc	3,276	721,539
Arch Capital Group Ltd. *	741	32,723
Arthur J. Gallagher & Co.	539	55,285
Athene Holding Ltd., Class A *	818	35,632
Axis Capital Holdings Ltd.	119	7,646
Brown & Brown, Inc.	211	9,474
Erie Indemnity Co., Class A	231	38,461
Everest Re Group Ltd.	171	47,293
Kemper Corp.	156	11,610
Markel Corp. *	15	17,595
Marsh & McLennan Cos., Inc.	6,231	697,000
Primerica, Inc.	409	48,491
RenaissanceRe Holdings Ltd.	232	43,950
The Progressive Corp.	2,677	216,007
The Travelers Cos., Inc.	589	77,524
		2,076,981

Materials 1.3%
Air Products & Chemicals, Inc.	435	103,839
AptarGroup, Inc.	358	41,353
Avery Dennison Corp.	1,088	142,789
Axalta Coating Systems Ltd. *	905	26,073
Ball Corp.	4,518	326,109
Berry Global Group, Inc. *	696	29,594
CF Industries Holdings, Inc.	291	11,721
Crown Holdings, Inc. *	1,043	77,213
Eagle Materials, Inc.	483	44,035
Ecolab, Inc.	3,532	692,660
Element Solutions, Inc. *	1,194	13,970
Martin Marietta Materials, Inc.	265	69,907
NewMarket Corp.	88	38,687
PPG Industries, Inc.	1,076	128,948
Royal Gold, Inc.	291	33,558
RPM International, Inc.	301	21,482
Sealed Air Corp.	168	5,964
Southern Copper Corp.	845	31,840
The Scotts Miracle-Gro Co.	557	68,366
The Sherwin-Williams Co.	1,161	646,665
Vulcan Materials Co.	1,682	238,222
W.R. Grace & Co.	788	53,080
		2,846,075

Media & Entertainment 11.5%
Activision Blizzard, Inc.	581	33,977
Alphabet, Inc., Class A *	4,193	6,007,647
Alphabet, Inc., Class C *	4,199	6,022,332
Security	Number of Shares	Value ($)
Altice USA, Inc., Class A *	4,237	115,924
AMC Networks, Inc., Class A *	596	21,808
Cable One, Inc.	61	103,946
Charter Communications, Inc., Class A *	1,263	653,552
Comcast Corp., Class A	29,652	1,280,670
Electronic Arts, Inc. *	3,668	395,851
Facebook, Inc., Class A *	33,466	6,757,120
Fox Corp., Class A	476	17,650
Fox Corp., Class B *	220	7,993
IAC/InterActiveCorp *	605	147,372
Live Nation Entertainment, Inc. *	1,803	122,892
Match Group, Inc. *(b)	760	59,447
Netflix, Inc. *	5,894	2,033,960
Nexstar Media Group, Inc., Class A	487	59,000
Omnicom Group, Inc.	1,598	120,345
Roku, Inc. *	1,199	145,019
Sinclair Broadcast Group, Inc., Class A	796	23,816
Sirius XM Holdings, Inc.	19,243	136,048
Spotify Technology S.A. *	1,658	234,275
Take-Two Interactive Software, Inc. *	731	91,112
The Interpublic Group of Cos., Inc.	484	10,987
The Madison Square Garden Co., Class A *	24	7,109
The New York Times Co., Class A	405	12,964
TripAdvisor, Inc.	1,334	36,445
Twitter, Inc. *	10,664	346,367
ViacomCBS, Inc., Class B	4,219	143,994
World Wrestling Entertainment, Inc., Class A	623	30,452
Zynga, Inc., Class A *	2,731	16,441
		25,196,515

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	20,714	1,678,248
Adaptive Biotechnologies Corp. *	163	4,875
Agilent Technologies, Inc.	425	35,088
Agios Pharmaceuticals, Inc. *	104	5,068
Alexion Pharmaceuticals, Inc. *	2,262	224,820
Alnylam Pharmaceuticals, Inc. *	1,235	141,766
Amgen, Inc.	7,726	1,669,202
Avantor, Inc. *	3,086	56,998
Bio-Techne Corp.	523	109,814
Biogen, Inc. *	867	233,093
BioMarin Pharmaceutical, Inc. *	2,490	207,915
Bristol-Myers Squibb Co.	19,227	1,210,340
Bruker Corp.	1,438	71,138
Charles River Laboratories International, Inc. *	678	104,805
Eli Lilly & Co.	11,914	1,663,671
Exact Sciences Corp. *	1,956	182,456
Exelixis, Inc. *	1,668	28,690
Gilead Sciences, Inc.	2,579	162,993
Horizon Therapeutics plc *	281	9,692
Illumina, Inc. *	2,054	595,804
Incyte Corp. *	2,474	180,775
Ionis Pharmaceuticals, Inc. *	1,790	104,393
IQVIA Holdings, Inc. *	1,053	163,478
Jazz Pharmaceuticals plc *	681	97,621
Johnson & Johnson	5,620	836,649
Merck & Co., Inc.	33,823	2,889,837
Mettler-Toledo International, Inc. *	335	253,655
Moderna, Inc. *	2,570	52,711
Nektar Therapeutics *	359	7,141
Neurocrine Biosciences, Inc. *	1,265	126,601
PerkinElmer, Inc.	345	31,906
PRA Health Sciences, Inc. *	882	89,355
Regeneron Pharmaceuticals, Inc. *	234	79,078
Sage Therapeutics, Inc. *	708	46,926
Sarepta Therapeutics, Inc. *	992	115,032
Seattle Genetics, Inc. *	1,607	174,183
Thermo Fisher Scientific, Inc.	3,804	1,191,375

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vertex Pharmaceuticals, Inc. *	3,590	815,109
Waters Corp. *	890	199,173
Zoetis, Inc.	6,706	900,012
		16,751,486

Real Estate 2.3%
American Homes 4 Rent, Class A	1,523	41,624
American Tower Corp.	6,151	1,425,433
Americold Realty Trust	2,681	92,414
Brookfield Property REIT, Inc., Class A	922	17,020
CBRE Group, Inc., Class A *	1,741	106,288
Colony Capital, Inc.	369	1,723
CoreSite Realty Corp.	409	48,037
Crown Castle International Corp.	5,806	869,971
Equinix, Inc.	1,190	701,779
Equity LifeStyle Properties, Inc.	2,426	176,492
Extra Space Storage, Inc.	1,426	157,830
Iron Mountain, Inc.	465	14,699
Jones Lang LaSalle, Inc.	77	13,076
Lamar Advertising Co., Class A	1,188	110,258
Outfront Media, Inc.	292	8,684
Public Storage	1,569	351,079
SBA Communications Corp.	1,568	391,310
Simon Property Group, Inc.	3,812	507,568
Sun Communities, Inc.	301	48,813
The Howard Hughes Corp. *	172	20,929
UDR, Inc.	198	9,486
		5,114,513

Retailing 9.6%
Advance Auto Parts, Inc.	224	29,512
Amazon.com, Inc. *	5,792	11,634,506
AutoZone, Inc. *	332	351,243
Best Buy Co., Inc.	640	54,202
Booking Holdings, Inc. *	585	1,070,872
Burlington Stores, Inc. *	914	198,768
CarMax, Inc. *	1,079	104,706
Carvana Co. *	625	49,531
Dollar General Corp.	3,415	523,895
Dollar Tree, Inc. *	1,780	154,985
eBay, Inc.	10,800	362,448
Etsy, Inc. *	1,653	80,683
Expedia Group, Inc.	1,685	182,738
Five Below, Inc. *	769	87,066
Floor & Decor Holdings, Inc., Class A *	962	47,436
GrubHub, Inc. *	1,285	69,583
L Brands, Inc.	516	11,951
LKQ Corp. *	627	20,493
Lowe’s Cos., Inc.	10,819	1,257,601
Nordstrom, Inc.	1,518	55,953
O'Reilly Automotive, Inc. *	1,043	423,562
Ollie’s Bargain Outlet Holdings, Inc. *	731	38,772
Pool Corp.	541	118,641
Ross Stores, Inc.	4,957	556,126
Target Corp.	367	40,642
The Home Depot, Inc.	8,800	2,007,280
The TJX Cos., Inc.	17,005	1,003,975
Tractor Supply Co.	1,659	154,204
Ulta Salon, Cosmetics & Fragrance, Inc. *	789	211,381
Wayfair, Inc., Class A *	888	83,206
Williams-Sonoma, Inc.	193	13,525
		20,999,486

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	14,434	678,398
Analog Devices, Inc.	692	75,947
Applied Materials, Inc.	6,923	401,465
Broadcom, Inc.	5,410	1,650,916
Cree, Inc. *	113	5,253
Entegris, Inc.	1,878	97,205
KLA Corp.	2,230	369,600
Lam Research Corp.	1,774	529,025
Maxim Integrated Products, Inc.	1,434	86,212
Microchip Technology, Inc.	913	88,999
Monolithic Power Systems, Inc.	583	99,792
NVIDIA Corp.	8,173	1,932,342
QUALCOMM, Inc.	15,996	1,364,619
Skyworks Solutions, Inc.	120	13,578
Teradyne, Inc.	2,341	154,483
Texas Instruments, Inc.	13,133	1,584,496
Universal Display Corp.	599	105,526
Xilinx, Inc.	3,558	300,580
		9,538,436

Software & Services 24.2%
2U, Inc. *	305	6,042
Accenture plc, Class A	8,928	1,832,115
Adobe, Inc. *	6,822	2,395,477
Akamai Technologies, Inc. *	2,020	188,567
Alliance Data Systems Corp.	55	5,653
Alteryx, Inc., Class A *	630	87,866
Anaplan, Inc. *	1,204	69,338
ANSYS, Inc. *	1,170	320,966
Aspen Technology, Inc. *	950	113,031
Atlassian Corp. plc, Class A *	1,645	241,815
Autodesk, Inc. *	2,381	468,700
Automatic Data Processing, Inc.	6,095	1,044,622
Avalara, Inc. *	655	55,767
Black Knight, Inc. *	2,006	134,241
Booz Allen Hamilton Holding Corp.	1,898	148,120
Broadridge Financial Solutions, Inc.	1,593	189,806
Cadence Design Systems, Inc. *	3,896	280,941
CDK Global, Inc.	1,697	91,095
Ceridian HCM Holding, Inc. *	1,052	77,101
Citrix Systems, Inc.	1,546	187,406
Cognizant Technology Solutions Corp., Class A	612	37,565
CoreLogic, Inc.	60	2,790
Coupa Software, Inc. *	873	140,684
DocuSign, Inc. *	2,160	169,582
Dropbox, Inc., Class A *	2,996	50,992
Dynatrace, Inc. *	723	22,637
Elastic N.V. *	636	41,264
EPAM Systems, Inc. *	727	165,858
Euronet Worldwide, Inc. *	703	110,821
Fair Isaac Corp. *	398	160,147
Fidelity National Information Services, Inc.	5,229	751,198
FireEye, Inc. *	2,774	44,328
Fiserv, Inc. *	7,898	936,782
FleetCor Technologies, Inc. *	1,193	376,069
Fortinet, Inc. *	1,996	230,259
Gartner, Inc. *	1,220	196,152
Genpact Ltd.	2,593	114,792
Global Payments, Inc.	4,174	815,808
GoDaddy, Inc., Class A *	2,394	160,901
Guidewire Software, Inc. *	1,160	130,500
HubSpot, Inc. *	568	102,774
International Business Machines Corp.	7,518	1,080,562
Intuit, Inc.	3,486	977,405
Jack Henry & Associates, Inc.	946	141,465
Manhattan Associates, Inc. *	887	75,803

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	12,419	3,923,659
Medallia, Inc. *	209	5,898
Microsoft Corp.	105,933	18,032,975
MongoDB, Inc. *	587	96,215
New Relic, Inc. *	697	46,009
Nutanix, Inc., Class A *	2,343	76,077
Okta, Inc. *	1,463	187,337
Oracle Corp.	28,765	1,508,724
Pagerduty, Inc. *	581	13,549
Palo Alto Networks, Inc. *	1,327	311,553
Paychex, Inc.	4,494	385,450
Paycom Software, Inc. *	687	218,576
Paylocity Holding Corp. *	484	68,675
PayPal Holdings, Inc. *	16,457	1,874,288
Pegasystems, Inc.	530	45,691
Pluralsight, Inc., Class A *	893	17,315
Proofpoint, Inc. *	772	94,809
PTC, Inc. *	1,448	120,358
RealPage, Inc. *	1,112	64,885
RingCentral, Inc., Class A *	1,041	214,009
Sabre Corp.	696	14,992
salesforce.com, Inc. *	11,629	2,120,083
ServiceNow, Inc. *	2,609	882,442
Smartsheet, Inc., Class A *	1,234	59,824
SolarWinds Corp. *	192	3,633
Splunk, Inc. *	2,157	334,896
Square, Inc., Class A *	4,809	359,184
SS&C Technologies Holdings, Inc.	2,801	176,491
Switch, Inc., Class A	793	12,688
Synopsys, Inc. *	2,087	307,853
Teradata Corp. *	1,581	38,482
The Trade Desk, Inc., Class A *	546	146,972
The Western Union Co.	1,266	34,055
Twilio, Inc., Class A *	1,715	213,243
Tyler Technologies, Inc. *	539	174,463
VeriSign, Inc. *	993	206,683
Visa, Inc., Class A	24,001	4,775,479
VMware, Inc., Class A *	1,077	159,461
WEX, Inc. *	602	130,586
Workday, Inc., Class A *	2,274	419,849
Zendesk, Inc. *	1,547	133,661
Zscaler, Inc. *	881	49,415
		53,036,294

Technology Hardware & Equipment 11.1%
Amphenol Corp., Class A	4,085	406,335
Apple, Inc.	62,261	19,270,402
Arista Networks, Inc. *	827	184,702
CDW Corp.	1,995	260,248
Cisco Systems, Inc.	60,019	2,759,074
Cognex Corp.	2,280	116,212
Corning, Inc.	3,326	88,771
Dell Technologies, Inc., Class C *	1,530	74,618
Dolby Laboratories, Inc., Class A	114	7,905
F5 Networks, Inc. *	785	95,864
FLIR Systems, Inc.	161	8,298
HP, Inc.	1,063	22,663
IPG Photonics Corp. *	41	5,235
Jabil, Inc.	458	17,812
Keysight Technologies, Inc. *	2,626	244,192
Motorola Solutions, Inc.	1,771	313,467
National Instruments Corp.	99	4,418
NCR Corp. *	1,799	60,662
NetApp, Inc.	3,336	178,142
Pure Storage, Inc., Class A *	3,203	57,013
Trimble, Inc. *	583	24,789
Security	Number of Shares	Value ($)
Ubiquiti, Inc.	119	19,447
Zebra Technologies Corp., Class A *	750	179,265
		24,399,534

Telecommunication Services 0.1%
T-Mobile US, Inc. *	2,290	181,345
Zayo Group Holdings, Inc. *	3,161	109,845
		291,190

Transportation 1.9%
Alaska Air Group, Inc.	773	49,928
American Airlines Group, Inc.	558	14,977
C.H. Robinson Worldwide, Inc.	1,437	103,780
CSX Corp.	3,760	287,038
Delta Air Lines, Inc.	1,634	91,079
Expeditors International of Washington, Inc.	1,713	125,118
JB Hunt Transport Services, Inc.	367	39,610
JetBlue Airways Corp. *	336	6,663
Landstar System, Inc.	494	54,711
Lyft, Inc., Class A *	283	13,437
Norfolk Southern Corp.	492	102,439
Old Dominion Freight Line, Inc.	383	75,156
Southwest Airlines Co.	3,926	215,852
Uber Technologies, Inc. *	1,436	52,112
Union Pacific Corp.	9,726	1,745,039
United Airlines Holdings, Inc. *	723	54,080
United Parcel Service, Inc., Class B	9,780	1,012,426
XPO Logistics, Inc. *	750	66,690
		4,110,135
Total Common Stock
(Cost $176,047,668)		218,654,593

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	1,225	220,377

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (c)	469,002	469,002

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	49,620	49,620
Total Other Investment Companies
(Cost $737,572)		738,999

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index,e-mini, expires 03/20/20	6	543,060	(9,150)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $46,932.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$328,652	$79,314	($8,073)	($635)	$38,113	$437,371	9,602	$1,409

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$218,654,593	$—	$—	$218,654,593
Other Investment Companies[1]	738,999	—	—	738,999
Liabilities
Futures Contracts[2]	(9,150)	—	—	(9,150)
Total	$219,384,442	$—	$—	$219,384,442
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Aptiv plc	3,871	328,222
BorgWarner, Inc.	3,325	114,014
Ford Motor Co.	63,073	556,304
General Motors Co.	20,017	668,367
Gentex Corp.	4,062	120,926
Harley-Davidson, Inc.	2,455	81,997
Lear Corp.	987	121,579
The Goodyear Tire & Rubber Co.	3,775	49,566
Thor Industries, Inc.	846	68,120
		2,109,095

Banks 10.7%
Associated Banc-Corp.	2,532	50,463
Bank of America Corp.	131,329	4,311,531
Bank of Hawaii Corp.	642	57,523
Bank OZK	1,963	53,354
BankUnited, Inc.	1,504	49,632
BOK Financial Corp.	515	40,634
CIT Group, Inc.	1,410	64,451
Citigroup, Inc.	35,216	2,620,423
Citizens Financial Group, Inc.	7,005	261,146
Comerica, Inc.	2,171	132,778
Commerce Bancshares, Inc.	1,641	111,030
Cullen/Frost Bankers, Inc.	909	81,046
East West Bancorp, Inc.	2,330	106,807
F.N.B. Corp.	5,166	60,287
Fifth Third Bancorp	11,427	325,098
First Citizens BancShares, Inc., Class A	113	59,531
First Hawaiian, Inc.	2,093	60,823
First Horizon National Corp.	4,944	79,104
First Republic Bank	2,195	243,382
Huntington Bancshares, Inc.	16,572	224,882
JPMorgan Chase & Co.	50,327	6,661,282
KeyCorp	15,805	295,712
M&T Bank Corp.	2,122	357,599
MGIC Investment Corp.	5,583	76,990
New York Community Bancorp, Inc.	7,343	81,214
PacWest Bancorp	1,911	66,981
People’s United Financial, Inc.	7,096	109,420
Pinnacle Financial Partners, Inc.	1,209	71,404
Popular, Inc.	1,539	86,122
Prosperity Bancshares, Inc.	1,310	91,962
Regions Financial Corp.	15,558	242,238
Signature Bank	433	61,438
Sterling Bancorp	3,225	64,500
SVB Financial Group *	776	186,496
Synovus Financial Corp.	2,080	72,842
TCF Financial Corp.	2,426	102,571
Texas Capital Bancshares, Inc. *	807	44,353
TFS Financial Corp.	791	16,160
The PNC Financial Services Group, Inc.	7,060	1,048,763
Truist Financial Corp.	21,594	1,113,603
Security	Number of Shares	Value ($)
U.S. Bancorp	23,083	1,228,477
Umpqua Holdings Corp.	3,519	59,471
Webster Financial Corp.	1,463	65,630
Wells Fargo & Co.	61,500	2,886,810
Western Alliance Bancorp	1,366	75,444
Wintrust Financial Corp.	900	56,952
Zions Bancorp NA	2,705	123,050
		24,341,409

Capital Goods 7.3%
3M Co.	2,122	336,677
A.O. Smith Corp.	1,835	78,336
Acuity Brands, Inc.	468	55,163
AECOM *	2,514	121,250
AGCO Corp.	1,005	70,491
Air Lease Corp.	1,578	67,759
Allegion plc	369	47,719
AMETEK, Inc.	752	73,057
Arconic, Inc.	6,208	185,930
BWX Technologies, Inc.	391	24,864
Carlisle Cos., Inc.	121	18,904
Caterpillar, Inc.	7,974	1,047,385
Colfax Corp. *	1,484	52,177
Crane Co.	811	69,308
Cummins, Inc.	2,411	385,688
Curtiss-Wright Corp.	688	100,056
Deere & Co.	4,516	716,147
Dover Corp.	1,316	149,827
Eaton Corp. plc	6,658	628,981
Emerson Electric Co.	9,021	646,174
Fastenal Co.	876	30,555
Flowserve Corp.	1,655	77,255
Fluor Corp.	2,254	40,324
Fortive Corp.	3,695	276,866
Fortune Brands Home & Security, Inc.	1,528	104,989
Gardner Denver Holdings, Inc. *	2,107	74,398
Gates Industrial Corp. plc *	713	8,891
General Dynamics Corp.	3,835	672,812
General Electric Co.	139,639	1,738,506
GrafTech International Ltd.	947	10,161
HD Supply Holdings, Inc. *	2,683	109,305
Hexcel Corp.	96	7,125
Honeywell International, Inc.	5,941	1,029,100
Hubbell, Inc.	393	56,289
Huntington Ingalls Industries, Inc.	131	34,191
IDEX Corp.	608	99,621
Ingersoll-Rand plc	227	30,243
ITT, Inc.	1,411	94,650
Jacobs Engineering Group, Inc.	2,126	196,719
Johnson Controls International plc	12,546	494,940
L3Harris Technologies, Inc.	1,769	391,533
Lennox International, Inc.	49	11,416
Lincoln Electric Holdings, Inc.	54	4,816
Masco Corp.	4,597	218,449
MSC Industrial Direct Co., Inc., Class A	698	47,513
Nordson Corp.	86	14,522

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
nVent Electric plc	2,422	60,308
Oshkosh Corp.	1,092	93,956
Owens Corning	1,723	104,224
PACCAR, Inc.	5,466	405,632
Parker-Hannifin Corp.	2,064	403,904
Pentair plc	2,682	115,138
Quanta Services, Inc.	1,744	68,278
Raytheon Co.	1,714	378,691
Regal Beloit Corp.	658	51,627
Resideo Technologies, Inc. *	1,929	19,637
Roper Technologies, Inc.	1,396	532,797
Sensata Technologies Holding plc *	1,456	68,825
Snap-on, Inc.	875	139,676
Spirit AeroSystems Holdings, Inc., Class A	161	10,517
Stanley Black & Decker, Inc.	2,443	389,243
Teledyne Technologies, Inc. *	577	210,640
Textron, Inc.	3,719	170,814
The Timken Co.	1,071	56,260
TransDigm Group, Inc.	149	95,849
Trinity Industries, Inc.	1,644	33,423
United Rentals, Inc. *	350	47,491
United Technologies Corp.	13,087	1,965,667
Univar Solutions, Inc. *	2,733	58,896
Valmont Industries, Inc.	341	48,442
WABCO Holdings, Inc. *	133	18,041
Watsco, Inc.	524	91,134
WESCO International, Inc. *	665	32,193
Westinghouse Air Brake Technologies Corp.	2,092	154,515
Woodward, Inc.	163	18,959
		16,595,859

Commercial & Professional Services 0.5%
ADT, Inc.	1,746	10,825
Clean Harbors, Inc. *	824	67,749
Equifax, Inc.	297	44,520
IAA, Inc. *	195	9,216
IHS Markit Ltd. *	2,368	186,741
KAR Auction Services, Inc.	188	3,952
ManpowerGroup, Inc.	943	86,275
Nielsen Holdings plc	5,017	102,347
Republic Services, Inc.	3,213	305,396
Stericycle, Inc. *	1,428	89,507
Waste Management, Inc.	1,496	182,063
		1,088,591

Consumer Durables & Apparel 0.9%
Brunswick Corp.	1,302	81,831
Capri Holdings Ltd. *	1,339	40,116
Carter’s, Inc.	383	40,625
Columbia Sportswear Co.	168	15,779
D.R. Horton, Inc.	5,409	320,213
Garmin Ltd.	2,339	226,766
Hanesbrands, Inc.	1,287	17,709
Leggett & Platt, Inc.	2,112	100,510
Lennar Corp., B Shares	149	7,824
Lennar Corp., Class A	2,605	172,868
Mattel, Inc. *	1,703	24,915
Mohawk Industries, Inc. *	951	125,228
Newell Brands, Inc.	6,091	118,957
Polaris, Inc.	93	8,541
PulteGroup, Inc.	4,065	181,502
PVH Corp.	1,192	103,907
Ralph Lauren Corp.	790	89,665
Skechers U.S.A., Inc., Class A *	1,351	50,514
Tapestry, Inc.	4,468	115,140
Toll Brothers, Inc.	2,079	92,224
Under Armour, Inc., Class A *	1,004	20,261
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	1,089	19,558
Whirlpool Corp.	1,001	146,316
		2,120,969

Consumer Services 2.0%
Aramark	3,950	174,353
Caesars Entertainment Corp. *	9,292	127,022
Carnival Corp.	6,418	279,375
Choice Hotels International, Inc.	305	30,561
Dunkin’ Brands Group, Inc.	90	7,028
Extended Stay America, Inc.	2,891	37,352
frontdoor, Inc. *	1,359	57,866
Graham Holdings Co., Class B	67	36,798
Grand Canyon Education, Inc. *	692	54,170
H&R Block, Inc.	2,766	64,171
Hilton Grand Vacations, Inc. *	1,188	37,909
Hyatt Hotels Corp., Class A	576	48,695
International Game Technology plc	1,612	21,746
Las Vegas Sands Corp.	2,864	187,048
McDonald’s Corp.	10,201	2,182,708
MGM Resorts International	7,360	228,601
Norwegian Cruise Line Holdings Ltd. *	2,723	146,633
Royal Caribbean Cruises Ltd.	2,764	323,609
Service Corp. International	1,839	88,180
ServiceMaster Global Holdings, Inc. *	1,862	67,125
Six Flags Entertainment Corp.	1,167	44,498
Vail Resorts, Inc.	71	16,650
Wyndham Destinations, Inc.	1,443	70,029
Wyndham Hotels & Resorts, Inc.	1,066	60,943
Wynn Resorts Ltd.	267	33,685
Yum China Holdings, Inc.	1,125	48,454
Yum! Brands, Inc.	536	56,693
		4,531,902

Diversified Financials 8.4%
Affiliated Managers Group, Inc.	790	63,082
AGNC Investment Corp.	8,721	162,123
Ally Financial, Inc.	6,138	196,600
American Express Co.	4,781	620,908
Ameriprise Financial, Inc.	1,759	290,956
Annaly Capital Management, Inc.	23,074	225,202
Berkshire Hathaway, Inc., Class B *	31,567	7,084,582
BGC Partners, Inc., Class A	4,725	27,263
BlackRock, Inc.	1,911	1,007,766
Capital One Financial Corp.	7,539	752,392
Cboe Global Markets, Inc.	1,347	165,977
Chimera Investment Corp.	2,984	63,261
CME Group, Inc.	5,712	1,240,132
Credit Acceptance Corp. *	19	8,151
Discover Financial Services	3,275	246,051
E*TRADE Financial Corp.	2,977	126,880
Eaton Vance Corp.	1,770	80,977
Equitable Holdings, Inc.	6,697	160,862
Evercore, Inc., Class A	401	30,725
Franklin Resources, Inc.	4,462	112,889
Interactive Brokers Group, Inc., Class A	877	41,219
Intercontinental Exchange, Inc.	5,334	532,013
Invesco Ltd.	6,167	106,689
Janus Henderson Group plc	2,540	64,186
Jefferies Financial Group, Inc.	4,277	92,554
Lazard Ltd., Class A	1,040	43,638
Legg Mason, Inc.	1,370	53,636
MFA Financial, Inc.	7,267	56,683
Morgan Stanley	18,778	981,338
Nasdaq, Inc.	1,849	215,335
Navient Corp.	3,160	45,441
New Residential Investment Corp.	6,686	111,924

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Northern Trust Corp.	3,141	307,221
OneMain Holdings, Inc.	1,049	44,446
Raymond James Financial, Inc.	1,530	139,888
Santander Consumer USA Holdings, Inc.	1,633	43,470
SEI Investments Co.	1,066	69,567
SLM Corp.	6,838	74,671
Starwood Property Trust, Inc.	4,396	112,801
State Street Corp.	5,852	442,587
Synchrony Financial	7,587	245,895
T. Rowe Price Group, Inc.	2,616	349,314
TD Ameritrade Holding Corp.	556	26,399
The Bank of New York Mellon Corp.	13,233	592,574
The Charles Schwab Corp. (a)	7,406	337,343
The Goldman Sachs Group, Inc.	5,140	1,222,035
Two Harbors Investment Corp.	4,356	66,473
Virtu Financial, Inc., Class A	465	7,761
Voya Financial, Inc.	2,021	120,714
		19,214,594

Energy 7.4%
Antero Midstream Corp. (b)	4,006	20,190
Antero Resources Corp. *	4,046	7,485
Apache Corp.	6,070	166,561
Apergy Corp. *	1,243	32,144
Baker Hughes Co.	10,485	227,105
Cabot Oil & Gas Corp.	2,448	34,492
Centennial Resource Development, Inc., Class A *	3,089	10,070
Cheniere Energy, Inc. *	1,571	93,066
Chesapeake Energy Corp. *	20,820	10,656
Chevron Corp.	30,765	3,296,162
Cimarex Energy Co.	1,599	70,180
Concho Resources, Inc.	3,206	242,951
ConocoPhillips	17,720	1,053,100
Continental Resources, Inc.	1,364	37,128
Devon Energy Corp.	6,145	133,469
Diamondback Energy, Inc.	2,050	152,520
EOG Resources, Inc.	9,361	682,510
EQT Corp.	4,076	24,660
Equitrans Midstream Corp.	2,925	28,285
Exxon Mobil Corp.	68,314	4,243,666
Halliburton Co.	14,042	306,256
Helmerich & Payne, Inc.	1,721	69,787
Hess Corp.	4,332	245,061
HollyFrontier Corp.	2,412	108,347
Kinder Morgan, Inc.	31,459	656,549
Kosmos Energy Ltd.	5,869	29,991
Marathon Oil Corp.	12,970	147,469
Marathon Petroleum Corp.	10,379	565,655
Murphy Oil Corp.	2,406	50,430
National Oilwell Varco, Inc.	6,199	127,761
Noble Energy, Inc.	7,659	151,418
Occidental Petroleum Corp.	14,442	573,636
ONEOK, Inc.	4,512	337,813
Parsley Energy, Inc., Class A	2,018	33,580
Patterson-UTI Energy, Inc.	3,088	24,519
PBF Energy, Inc., Class A	1,912	52,198
Phillips 66	7,235	661,062
Pioneer Natural Resources Co.	1,525	205,875
Range Resources Corp.	3,346	10,038
Schlumberger Ltd.	22,356	749,150
Targa Resources Corp.	3,701	135,086
The Williams Cos., Inc.	19,559	404,676
Transocean Ltd. *	9,249	42,175
Valero Energy Corp.	6,612	557,458
WPX Energy, Inc. *	6,704	80,113
		16,892,503

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	438	70,457
Grocery Outlet Holding Corp. *	445	14,569
Sprouts Farmers Market, Inc. *	1,014	15,849
The Kroger Co.	12,810	344,077
U.S. Foods Holding Corp. *	3,514	141,157
Walgreens Boots Alliance, Inc.	12,157	618,184
Walmart, Inc.	22,660	2,594,343
		3,798,636

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	15,457	734,671
Archer-Daniels-Midland Co.	8,979	401,900
Beyond Meat, Inc. *(b)	767	84,692
Brown-Forman Corp., Class A	45	2,892
Brown-Forman Corp., Class B	178	12,040
Bunge Ltd.	2,207	115,713
Campbell Soup Co.	1,172	56,713
ConAgra Brands, Inc.	7,774	255,920
Constellation Brands, Inc., Class A	2,556	481,295
Flowers Foods, Inc.	3,160	68,035
General Mills, Inc.	9,661	504,497
Hormel Foods Corp.	4,481	211,772
Ingredion, Inc.	1,076	94,688
Kellogg Co.	2,454	167,387
Keurig Dr Pepper, Inc.	3,294	93,978
Lamb Weston Holdings, Inc.	1,750	159,793
McCormick & Co., Inc. — Non Voting Shares	696	113,706
Molson Coors Beverage Co., Class B	2,798	155,513
Mondelez International, Inc., Class A	22,932	1,315,838
PepsiCo, Inc.	3,615	513,402
Philip Morris International, Inc.	25,080	2,074,116
Pilgrim’s Pride Corp. *	567	14,770
Post Holdings, Inc. *	572	59,814
Seaboard Corp.	4	15,422
The Coca-Cola Co.	19,672	1,148,845
The Hain Celestial Group, Inc. *	1,317	31,885
The Hershey Co.	293	45,465
The JM Smucker Co.	1,773	183,701
The Kraft Heinz Co.	10,070	294,044
TreeHouse Foods, Inc. *	742	33,093
Tyson Foods, Inc., Class A	4,638	383,238
		9,828,838

Health Care Equipment & Services 6.0%
Abbott Laboratories	15,757	1,373,065
Acadia Healthcare Co., Inc. *	1,390	44,661
Anthem, Inc.	2,898	768,781
Baxter International, Inc.	4,124	367,943
Becton, Dickinson & Co.	3,953	1,087,787
Cantel Medical Corp.	270	17,566
Cardinal Health, Inc.	4,717	241,558
Centene Corp. *	1,337	83,977
Change Healthcare, Inc. *	356	5,525
Cigna Corp. *	4,103	789,335
Covetrus, Inc. *	1,575	19,373
CVS Health Corp.	20,946	1,420,558
Danaher Corp.	9,415	1,514,591
DaVita, Inc. *	1,596	127,473
DENTSPLY SIRONA, Inc.	3,597	201,432
Encompass Health Corp.	772	59,467
Envista Holdings Corp. *	817	24,175
HCA Healthcare, Inc.	1,748	242,622
Henry Schein, Inc. *	2,058	141,879
Hill-Rom Holdings, Inc.	523	55,694
Hologic, Inc. *	838	44,850

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Humana, Inc.	1,218	409,540
ICU Medical, Inc. *	215	39,231
Integra LifeSciences Holdings Corp. *	1,131	62,250
Laboratory Corp. of America Holdings *	1,466	257,136
McKesson Corp.	2,585	368,647
MEDNAX, Inc. *	1,309	30,199
Medtronic plc	21,656	2,499,969
Molina Healthcare, Inc. *	222	27,299
Premier, Inc., Class A *	1,006	34,979
Quest Diagnostics, Inc.	2,164	239,490
Steris plc	1,273	191,828
The Cooper Cos., Inc.	678	235,191
Universal Health Services, Inc., Class B	1,264	173,307
West Pharmaceutical Services, Inc.	284	44,290
Zimmer Biomet Holdings, Inc.	3,307	489,105
		13,734,773

Household & Personal Products 3.0%
Colgate-Palmolive Co.	13,565	1,000,826
Coty, Inc., Class A	4,600	47,196
Energizer Holdings, Inc.	1,008	46,630
Herbalife Nutrition Ltd. *	1,361	52,875
Kimberly-Clark Corp.	5,508	788,966
Nu Skin Enterprises, Inc., Class A	885	28,842
Spectrum Brands Holdings, Inc.	669	41,083
The Clorox Co.	372	58,519
The Procter & Gamble Co.	37,579	4,683,095
		6,748,032

Insurance 4.4%
Aflac, Inc.	11,707	603,730
Alleghany Corp. *	201	160,330
American Financial Group, Inc.	1,189	129,351
American International Group, Inc.	14,038	705,550
American National Insurance Co.	120	13,219
Arch Capital Group Ltd. *	5,336	235,638
Arthur J. Gallagher & Co.	2,336	239,604
Assurant, Inc.	977	127,557
Assured Guaranty Ltd.	1,498	68,668
Athene Holding Ltd., Class A *	1,392	60,636
Axis Capital Holdings Ltd.	1,197	76,907
Brighthouse Financial, Inc. *	1,740	67,686
Brown & Brown, Inc.	3,582	160,832
Chubb Ltd.	7,269	1,104,815
Cincinnati Financial Corp.	2,452	257,337
CNA Financial Corp.	450	20,084
Erie Indemnity Co., Class A	131	21,812
Everest Re Group Ltd.	449	124,180
Fidelity National Financial, Inc.	4,258	207,577
First American Financial Corp.	1,758	108,961
Globe Life, Inc.	1,721	179,431
Kemper Corp.	826	61,471
Lincoln National Corp.	3,222	175,535
Loews Corp.	4,129	212,437
Markel Corp. *	200	234,594
Marsh & McLennan Cos., Inc.	998	111,636
Mercury General Corp.	443	21,747
MetLife, Inc.	12,539	623,314
Old Republic International Corp.	4,548	102,557
Primerica, Inc.	180	21,341
Principal Financial Group, Inc.	4,453	235,786
Prudential Financial, Inc.	6,543	595,806
Reinsurance Group of America, Inc.	1,010	145,490
RenaissanceRe Holdings Ltd.	435	82,406
The Allstate Corp.	5,211	617,712
The Hanover Insurance Group, Inc.	633	87,721
The Hartford Financial Services Group, Inc.	5,799	343,765
Security	Number of Shares	Value ($)
The Progressive Corp.	6,327	510,526
The Travelers Cos., Inc.	3,483	458,432
Unum Group	3,319	88,584
W.R. Berkley Corp.	2,312	170,001
White Mountains Insurance Group Ltd.	50	55,861
Willis Towers Watson plc	2,079	439,272
		10,069,899

Materials 4.0%
Air Products & Chemicals, Inc.	3,046	727,111
Albemarle Corp.	1,688	135,513
Alcoa Corp. *	2,955	41,222
AptarGroup, Inc.	614	70,923
Ardagh Group S.A.	313	5,972
Ashland Global Holdings, Inc.	963	71,243
Avery Dennison Corp.	87	11,418
Axalta Coating Systems Ltd. *	2,284	65,802
Berry Global Group, Inc. *	1,317	55,999
Cabot Corp.	892	35,546
Celanese Corp.	1,944	201,204
CF Industries Holdings, Inc.	3,152	126,963
Corteva, Inc. *	12,098	349,874
Crown Holdings, Inc. *	891	65,961
Domtar Corp.	901	31,373
Dow, Inc. *	12,085	556,756
DuPont de Nemours, Inc.	11,968	612,522
Eagle Materials, Inc.	115	10,485
Eastman Chemical Co.	2,194	156,366
Element Solutions, Inc. *	2,185	25,564
FMC Corp.	2,087	199,496
Freeport-McMoRan, Inc.	23,367	259,374
Graphic Packaging Holding Co.	4,660	72,836
Huntsman Corp.	3,467	71,282
International Flavors & Fragrances, Inc. (b)	1,722	225,771
International Paper Co.	6,328	257,676
Linde plc	8,668	1,760,731
LyondellBasell Industries N.V., Class A	4,289	333,942
Martin Marietta Materials, Inc.	698	184,132
NewMarket Corp.	10	4,396
Newmont Corp.	13,180	593,891
Nucor Corp.	4,917	233,508
O-I Glass, Inc.	2,522	31,828
Olin Corp.	2,600	38,662
Packaging Corp. of America	1,512	144,774
PPG Industries, Inc.	2,569	307,869
Reliance Steel & Aluminum Co.	1,045	119,966
Royal Gold, Inc.	716	82,569
RPM International, Inc.	1,716	122,471
Sealed Air Corp.	2,325	82,537
Silgan Holdings, Inc.	1,250	38,575
Sonoco Products Co.	1,589	90,795
Southern Copper Corp.	381	14,356
Steel Dynamics, Inc.	3,329	99,470
The Chemours Co.	2,611	36,215
The Mosaic Co.	5,580	110,707
United States Steel Corp.	2,695	24,444
Valvoline, Inc.	3,011	63,472
Vulcan Materials Co.	172	24,360
Westlake Chemical Corp.	568	34,762
WestRock Co.	4,110	160,290
		9,182,974

Media & Entertainment 4.1%
Activision Blizzard, Inc.	11,562	676,146
Charter Communications, Inc., Class A *	1,020	527,809
Cinemark Holdings, Inc.	1,713	53,977
Comcast Corp., Class A	38,525	1,663,895

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Discovery, Inc., Class A *	2,531	74,057
Discovery, Inc., Class C *	5,425	150,652
DISH Network Corp., Class A *	4,179	153,620
Electronic Arts, Inc. *	450	48,564
Fox Corp., Class A	5,092	188,811
Fox Corp., Class B *	2,383	86,574
IAC/InterActiveCorp *	504	122,769
John Wiley & Sons, Inc., Class A	691	30,141
Liberty Broadband Corp., Class A *	393	51,715
Liberty Broadband Corp., Class C *	1,701	226,114
Liberty Media Corp. — Liberty Formula One, Class A *	388	17,285
Liberty Media Corp. — Liberty Formula One, Class C *	3,176	148,605
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,357	65,910
Liberty Media Corp. — Liberty SiriusXM, Class C *	2,470	121,079
Lions Gate Entertainment Corp., Class A *	765	7,596
Lions Gate Entertainment Corp., Class B *	1,866	17,410
News Corp., Class A	6,155	83,831
News Corp., Class B	1,956	27,325
Nexstar Media Group, Inc., Class A	158	19,142
Omnicom Group, Inc.	1,618	121,852
Sinclair Broadcast Group, Inc., Class A	65	1,945
Take-Two Interactive Software, Inc. *	975	121,524
The Interpublic Group of Cos., Inc.	5,607	127,279
The Madison Square Garden Co., Class A *	270	79,971
The New York Times Co., Class A	2,109	67,509
The Walt Disney Co.	28,176	3,897,023
TripAdvisor, Inc.	177	4,836
ViacomCBS, Inc. Class A	43	1,633
ViacomCBS, Inc., Class B	3,913	133,551
Zillow Group, Inc., Class A *	904	41,765
Zillow Group, Inc., Class C *	2,023	93,483
Zynga, Inc., Class A *	10,809	65,070
		9,320,468

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Adaptive Biotechnologies Corp. *	74	2,213
Agilent Technologies, Inc.	4,520	373,171
Agios Pharmaceuticals, Inc. *	854	41,616
Alexion Pharmaceuticals, Inc. *	829	82,394
Alkermes plc *	2,517	43,821
Allergan plc	5,291	987,512
Alnylam Pharmaceuticals, Inc. *	275	31,567
Amgen, Inc.	776	167,655
Avantor, Inc. *	1,446	26,708
Bio-Rad Laboratories, Inc., Class A *	343	123,796
Biogen, Inc. *	1,908	512,966
Bluebird Bio, Inc. *	881	70,207
Bristol-Myers Squibb Co.	15,584	981,013
Catalent, Inc. *	2,343	143,157
Elanco Animal Health, Inc. *	6,395	197,606
Exelixis, Inc. *	2,831	48,693
Gilead Sciences, Inc.	17,621	1,113,647
Horizon Therapeutics plc *	2,652	91,468
IQVIA Holdings, Inc. *	1,633	253,523
Jazz Pharmaceuticals plc *	101	14,478
Johnson & Johnson	36,398	5,418,570
Merck & Co., Inc.	2,141	182,927
Moderna, Inc. *	310	6,358
Mylan N.V. *	8,305	177,893
Nektar Therapeutics *	2,293	45,608
PerkinElmer, Inc.	1,380	127,622
Perrigo Co., plc	2,029	115,734
Pfizer, Inc.	89,786	3,343,631
QIAGEN N.V. *	3,562	120,324
Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	1,047	353,823
Thermo Fisher Scientific, Inc.	2,053	642,979
United Therapeutics Corp. *	697	68,076
		15,910,756

Real Estate 5.4%
Alexandria Real Estate Equities, Inc.	1,833	299,146
American Campus Communities, Inc.	2,202	101,006
American Homes 4 Rent, Class A	2,356	64,389
Apartment Investment & Management Co., Class A	2,375	125,186
Apple Hospitality REIT, Inc.	3,393	50,963
AvalonBay Communities, Inc.	2,242	485,819
Boston Properties, Inc.	2,492	357,228
Brandywine Realty Trust	2,779	43,408
Brixmor Property Group, Inc.	4,787	95,549
Camden Property Trust	1,505	169,207
CBRE Group, Inc., Class A *	3,406	207,936
Colony Capital, Inc.	7,266	33,932
Columbia Property Trust, Inc.	1,870	39,457
CoreSite Realty Corp.	132	15,503
Corporate Office Properties Trust	1,783	53,080
Cousins Properties, Inc.	2,344	95,940
CubeSmart	3,091	97,892
CyrusOne, Inc.	1,795	109,226
Digital Realty Trust, Inc.	3,348	411,771
Douglas Emmett, Inc.	2,670	110,805
Duke Realty Corp.	5,922	215,028
Empire State Realty Trust, Inc., Class A	2,406	32,625
EPR Properties	1,248	89,070
Equity Commonwealth	1,924	63,088
Equity Residential	5,890	489,341
Essex Property Trust, Inc.	1,054	326,487
Extra Space Storage, Inc.	379	41,948
Federal Realty Investment Trust	1,200	150,024
Gaming & Leisure Properties, Inc.	3,262	154,146
Healthcare Trust of America, Inc., Class A	3,299	105,667
Healthpeak Properties, Inc.	7,921	285,077
Highwoods Properties, Inc.	1,653	82,832
Host Hotels & Resorts, Inc.	11,470	187,420
Hudson Pacific Properties, Inc.	2,448	88,960
Invitation Homes, Inc.	8,609	270,925
Iron Mountain, Inc.	4,082	129,032
JBG SMITH Properties	1,971	79,924
Jones Lang LaSalle, Inc.	737	125,157
Kilroy Realty Corp.	1,677	138,470
Kimco Realty Corp.	6,517	124,149
Liberty Property Trust	2,507	157,064
Life Storage, Inc.	751	84,998
Medical Properties Trust, Inc.	8,279	183,380
Mid-America Apartment Communities, Inc.	1,829	250,957
National Retail Properties, Inc.	2,752	154,112
Omega Healthcare Investors, Inc.	3,502	146,909
Outfront Media, Inc.	1,934	57,517
Paramount Group, Inc.	3,155	44,359
Park Hotels & Resorts, Inc.	3,828	83,986
Prologis, Inc.	10,125	940,410
Public Storage	581	130,005
Rayonier, Inc.	2,099	63,768
Realty Income Corp.	5,251	411,731
Regency Centers Corp.	2,684	166,515
Retail Properties of America, Inc., Class A	3,411	41,444
Service Properties Trust	2,599	56,086
Simon Property Group, Inc.	568	75,629
SITE Centers Corp.	2,372	30,148
SL Green Realty Corp.	1,288	118,548
Spirit Realty Capital, Inc.	1,594	84,131
STORE Capital Corp.	3,461	135,844

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sun Communities, Inc.	1,110	180,009
Taubman Centers, Inc.	957	25,284
The Howard Hughes Corp. *	444	54,026
The Macerich Co.	2,280	50,867
UDR, Inc.	4,428	212,145
Ventas, Inc.	6,000	347,160
VEREIT, Inc.	17,168	167,560
VICI Properties, Inc.	7,445	199,526
Vornado Realty Trust	2,787	183,301
Weingarten Realty Investors	1,965	57,181
Welltower, Inc.	6,530	554,462
Weyerhaeuser Co.	12,007	347,603
WP Carey, Inc.	2,754	231,666
		12,175,144

Retailing 2.0%
Advance Auto Parts, Inc.	810	106,717
AutoNation, Inc. *	876	37,177
Best Buy Co., Inc.	2,888	244,585
CarMax, Inc. *	1,400	135,856
Dick’s Sporting Goods, Inc.	1,020	45,115
Dollar General Corp.	249	38,199
Dollar Tree, Inc. *	1,746	152,024
Expedia Group, Inc.	297	32,210
Foot Locker, Inc.	1,715	65,118
Genuine Parts Co.	2,267	212,123
Kohl’s Corp.	2,565	109,654
L Brands, Inc.	3,072	71,147
LKQ Corp. *	4,237	138,486
Macy’s, Inc.	4,962	79,144
Penske Automotive Group, Inc.	547	25,693
Qurate Retail, Inc. Class A *	6,203	52,912
Target Corp.	7,614	843,174
The Gap, Inc.	3,499	60,918
The Home Depot, Inc.	7,648	1,744,509
Tiffany & Co.	1,946	260,803
Urban Outfitters, Inc. *	1,113	28,493
Williams-Sonoma, Inc.	1,021	71,552
		4,555,609

Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	5,129	562,908
Applied Materials, Inc.	6,901	400,189
Cree, Inc. *	1,600	74,384
Cypress Semiconductor Corp.	5,926	138,254
First Solar, Inc. *	1,337	66,288
Intel Corp.	70,256	4,491,466
Lam Research Corp.	283	84,393
Marvell Technology Group Ltd.	10,692	257,036
Maxim Integrated Products, Inc.	2,727	163,947
Microchip Technology, Inc.	2,694	262,611
Micron Technology, Inc. *	17,843	947,285
MKS Instruments, Inc.	872	91,403
ON Semiconductor Corp. *	6,587	152,489
Qorvo, Inc. *	1,871	198,064
Skyworks Solutions, Inc.	2,604	294,643
		8,185,360

Software & Services 1.6%
2U, Inc. *	543	10,757
Akamai Technologies, Inc. *	219	20,444
Alliance Data Systems Corp.	576	59,207
Amdocs Ltd.	2,186	157,283
Autodesk, Inc. *	809	159,252
CACI International, Inc., Class A *	394	105,371
Cerence, Inc. *	595	12,703
Security	Number of Shares	Value ($)
Ceridian HCM Holding, Inc. *	289	21,181
Citrix Systems, Inc.	218	26,426
Cognizant Technology Solutions Corp., Class A	8,185	502,395
CoreLogic, Inc.	1,206	56,079
DXC Technology Co.	4,115	131,186
Dynatrace, Inc. *	187	5,855
Fidelity National Information Services, Inc.	3,820	548,781
International Business Machines Corp.	5,654	812,649
Jack Henry & Associates, Inc.	142	21,235
Leidos Holdings, Inc.	2,153	216,312
LogMeIn, Inc.	774	66,541
Medallia, Inc. *	65	1,834
NortonLifeLock, Inc.	9,332	265,215
Nuance Communications, Inc. *	4,573	86,521
Sabre Corp.	3,677	79,203
SolarWinds Corp. *	504	9,536
SS&C Technologies Holdings, Inc.	346	21,801
The Western Union Co.	5,270	141,763
VeriSign, Inc. *	518	107,817
		3,647,347

Technology Hardware & Equipment 1.3%
Arrow Electronics, Inc. *	1,299	98,646
Avnet, Inc.	1,607	58,639
Ciena Corp. *	2,501	101,716
Coherent, Inc. *	387	54,733
CommScope Holding Co., Inc. *	3,094	37,700
Corning, Inc.	8,353	222,942
Dell Technologies, Inc., Class C *	679	33,115
Dolby Laboratories, Inc., Class A	884	61,297
EchoStar Corp., Class A *	781	31,166
F5 Networks, Inc. *	70	8,548
FLIR Systems, Inc.	1,985	102,307
Hewlett Packard Enterprise Co.	21,078	293,616
HP, Inc.	22,689	483,729
IPG Photonics Corp. *	527	67,282
Jabil, Inc.	1,891	73,541
Juniper Networks, Inc.	5,363	123,027
Littelfuse, Inc.	379	67,049
Motorola Solutions, Inc.	718	127,086
National Instruments Corp.	1,985	88,591
SYNNEX Corp.	668	92,024
Trimble, Inc. *	3,363	142,995
ViaSat, Inc. *	904	57,540
Western Digital Corp.	4,797	314,203
Xerox Holdings Corp.	2,872	102,157
		2,843,649

Telecommunication Services 4.0%
AT&T, Inc.	117,824	4,432,539
CenturyLink, Inc.	17,562	239,897
GCI Liberty, Inc., Class A *	1,579	115,551
Sprint Corp. *	9,071	39,640
T-Mobile US, Inc. *	2,415	191,244
Telephone & Data Systems, Inc.	1,606	36,424
United States Cellular Corp. *	248	7,941
Verizon Communications, Inc.	66,790	3,969,998
		9,033,234

Transportation 2.0%
Alaska Air Group, Inc.	1,049	67,755
AMERCO	143	53,092
American Airlines Group, Inc.	5,671	152,210
C.H. Robinson Worldwide, Inc.	508	36,688
Copa Holdings S.A., Class A	508	49,764
CSX Corp.	7,698	587,665

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Delta Air Lines, Inc.	7,413	413,201
Expeditors International of Washington, Inc.	795	58,067
FedEx Corp.	3,890	562,649
JB Hunt Transport Services, Inc.	947	102,210
JetBlue Airways Corp. *	4,223	83,742
Kansas City Southern	1,592	268,554
Kirby Corp. *	961	70,432
Knight-Swift Transportation Holdings, Inc.	1,981	73,455
Landstar System, Inc.	63	6,977
Lyft, Inc., Class A *	2,738	130,000
Macquarie Infrastructure Corp.	1,193	52,623
Norfolk Southern Corp.	3,642	758,301
Old Dominion Freight Line, Inc.	606	118,915
Ryder System, Inc.	832	39,703
Schneider National, Inc., Class B	895	19,932
Southwest Airlines Co.	3,096	170,218
Uber Technologies, Inc. *	13,638	494,923
United Airlines Holdings, Inc. *	2,914	217,967
XPO Logistics, Inc. *	613	54,508
		4,643,551

Utilities 7.2%
AES Corp.	10,699	212,482
Alliant Energy Corp.	3,871	229,783
Ameren Corp.	3,949	324,015
American Electric Power Co., Inc.	7,967	830,321
American Water Works Co., Inc.	2,907	395,933
Atmos Energy Corp.	1,885	220,602
Avangrid, Inc.	900	47,934
CenterPoint Energy, Inc.	8,101	214,514
CMS Energy Corp.	4,561	312,474
Consolidated Edison, Inc.	5,365	504,310
Dominion Energy, Inc.	13,262	1,137,217
DTE Energy Co.	2,987	396,106
Duke Energy Corp.	11,750	1,147,153
Edison International	5,644	432,048
Entergy Corp.	3,203	421,259
Essential Utilities, Inc.	3,482	180,855
Evergy, Inc.	3,668	264,683
Eversource Energy	5,221	482,629
Exelon Corp.	15,645	744,546
FirstEnergy Corp.	8,705	442,127
Hawaiian Electric Industries, Inc.	1,746	85,397
IDACORP, Inc.	812	91,098
MDU Resources Group, Inc.	3,208	94,989
National Fuel Gas Co.	1,307	56,449
NextEra Energy, Inc.	7,879	2,113,148
NiSource, Inc.	5,993	175,655
NRG Energy, Inc.	4,079	150,474
OGE Energy Corp.	3,225	147,866
PG&E Corp. *	8,507	129,391
Security	Number of Shares	Value ($)
Pinnacle West Capital Corp.	1,803	176,135
PPL Corp.	11,656	421,831
Public Service Enterprise Group, Inc.	8,137	481,710
Sempra Energy	4,548	730,591
The Southern Co.	16,784	1,181,594
UGI Corp.	3,353	139,451
Vistra Energy Corp.	6,848	154,217
WEC Energy Group, Inc.	5,085	507,941
Xcel Energy, Inc.	8,454	584,932
		16,363,860
Total Common Stock
(Cost $205,776,149)		226,937,052

Other Investment Companies 0.4% of net assets

Equity Funds 0.1%
iShares Russell 1000 Value ETF	1,225	163,611

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (c)	428,085	428,085

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	308,350	308,350
Total Other Investment Companies
(Cost $901,708)		900,046

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 03/20/20	7	460,145	(8,239)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $293,111.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received
The Charles Schwab Corp.	$293,723	$20,477	($12,203)	$489	$34,857	$337,343	7,406	$1,242

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$226,937,052	$—	$—	$226,937,052
Other Investment Companies[1]	900,046	—	—	900,046
Liabilities
Futures Contracts[2]	(8,239)	—	—	(8,239)
Total	$227,828,859	$—	$—	$227,828,859
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Aptiv plc	14,669	1,243,785
BorgWarner, Inc.	11,767	403,490
Gentex Corp.	14,442	429,938
Harley-Davidson, Inc.	8,698	290,513
Lear Corp.	3,477	428,297
The Goodyear Tire & Rubber Co.	13,137	172,489
Thor Industries, Inc.	3,005	241,963
		3,210,475

Banks 3.6%
Associated Banc-Corp.	8,907	177,516
Bank of Hawaii Corp.	2,263	202,765
Bank OZK	6,945	188,765
BankUnited, Inc.	5,308	175,164
BOK Financial Corp.	1,846	145,649
CIT Group, Inc.	5,408	247,200
Citizens Financial Group, Inc.	24,756	922,904
Comerica, Inc.	8,177	500,105
Commerce Bancshares, Inc.	5,782	391,210
Cullen/Frost Bankers, Inc.	3,225	287,541
East West Bancorp, Inc.	8,271	379,143
F.N.B. Corp.	18,398	214,705
Fifth Third Bancorp	40,390	1,149,095
First Citizens BancShares, Inc., Class A	398	209,674
First Hawaiian, Inc.	7,472	217,136
First Horizon National Corp.	17,490	279,840
First Republic Bank	9,468	1,049,812
Huntington Bancshares, Inc.	58,565	794,727
KeyCorp	55,850	1,044,953
M&T Bank Corp.	7,500	1,263,900
MGIC Investment Corp.	19,773	272,670
New York Community Bancorp, Inc.	25,702	284,264
PacWest Bancorp	6,671	233,819
People’s United Financial, Inc.	25,109	387,181
Pinnacle Financial Partners, Inc.	4,276	252,541
Popular, Inc.	5,437	304,254
Prosperity Bancshares, Inc.	5,176	363,355
Regions Financial Corp.	54,968	855,852
Signature Bank	3,007	426,663
Sterling Bancorp	11,313	226,260
SVB Financial Group *	2,957	710,656
Synovus Financial Corp.	7,936	277,919
TCF Financial Corp.	8,621	364,496
Texas Capital Bancshares, Inc. *	2,858	157,076
TFS Financial Corp.	2,771	56,612
Umpqua Holdings Corp.	12,525	211,672
Webster Financial Corp.	5,217	234,035
Western Alliance Bancorp	5,425	299,623
Wintrust Financial Corp.	3,197	202,306
Zions Bancorp NA	9,576	435,612
		16,398,670

Security	Number of Shares	Value ($)
Capital Goods 9.2%
A.O. Smith Corp.	7,719	329,524
Acuity Brands, Inc.	2,249	265,090
AECOM *	8,854	427,028
AGCO Corp.	3,567	250,189
Air Lease Corp.	6,016	258,327
Allegion plc	5,287	683,715
Allison Transmission Holdings, Inc.	6,201	274,084
AMETEK, Inc.	12,944	1,257,510
Arconic, Inc.	21,917	656,414
Armstrong World Industries, Inc.	2,786	279,519
BWX Technologies, Inc.	5,401	343,450
Carlisle Cos., Inc.	3,198	499,624
Colfax Corp. *	5,310	186,700
Crane Co.	2,842	242,877
Cummins, Inc.	8,524	1,363,584
Curtiss-Wright Corp.	2,417	351,504
Donaldson Co., Inc.	7,197	373,164
Dover Corp.	8,254	939,718
Fastenal Co.	32,578	1,136,321
Flowserve Corp.	7,440	347,299
Fluor Corp.	7,987	142,887
Fortive Corp.	16,827	1,260,847
Fortune Brands Home & Security, Inc.	7,938	545,420
Gardner Denver Holdings, Inc. *	7,509	265,143
Gates Industrial Corp. plc *	2,682	33,445
Graco, Inc.	9,393	499,238
GrafTech International Ltd.	3,531	37,888
HD Supply Holdings, Inc. *	9,451	385,034
HEICO Corp.	2,211	270,693
HEICO Corp., Class A	4,354	418,637
Hexcel Corp.	4,817	357,518
Hubbell, Inc.	3,092	442,867
Huntington Ingalls Industries, Inc.	2,279	594,819
IDEX Corp.	4,303	705,047
Ingersoll-Rand plc	13,722	1,828,182
ITT, Inc.	4,978	333,924
Jacobs Engineering Group, Inc.	7,512	695,085
L3Harris Technologies, Inc.	12,591	2,786,766
Lennox International, Inc.	1,998	465,494
Lincoln Electric Holdings, Inc.	3,349	298,664
Masco Corp.	16,239	771,677
MSC Industrial Direct Co., Inc., Class A	2,474	168,405
Nordson Corp.	3,260	550,484
nVent Electric plc	8,621	214,663
Oshkosh Corp.	3,857	331,856
Owens Corning	6,123	370,380
PACCAR, Inc.	19,328	1,434,331
Parker-Hannifin Corp.	7,292	1,426,971
Pentair plc	9,545	409,767
Quanta Services, Inc.	8,073	316,058
Regal Beloit Corp.	2,330	182,812
Resideo Technologies, Inc. *	6,897	70,211
Rockwell Automation, Inc.	6,556	1,256,523
Sensata Technologies Holding plc *	8,907	421,034
Snap-on, Inc.	3,094	493,895
Spirit AeroSystems Holdings, Inc., Class A	5,862	382,906

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stanley Black & Decker, Inc.	8,630	1,375,018
Teledyne Technologies, Inc. *	2,038	743,992
Textron, Inc.	13,117	602,464
The Middleby Corp. *	3,154	353,753
The Timken Co.	3,785	198,826
The Toro Co.	6,021	481,800
TransDigm Group, Inc.	2,803	1,803,114
Trinity Industries, Inc.	5,702	115,922
United Rentals, Inc. *	4,275	580,075
Univar Solutions, Inc. *	9,631	207,548
Valmont Industries, Inc.	1,203	170,898
W.W. Grainger, Inc.	2,462	745,174
WABCO Holdings, Inc. *	2,914	395,284
Watsco, Inc.	1,850	321,752
WESCO International, Inc. *	2,349	113,715
Westinghouse Air Brake Technologies Corp.	10,226	755,292
Woodward, Inc.	3,139	365,097
Xylem, Inc.	10,200	832,932
		41,797,868

Commercial & Professional Services 2.8%
ADT, Inc. (a)	6,389	39,612
Cintas Corp.	4,767	1,329,850
Clean Harbors, Inc. *	2,945	242,138
Copart, Inc. *	11,450	1,161,717
CoStar Group, Inc. *	2,050	1,338,629
Equifax, Inc.	6,855	1,027,565
IAA, Inc. *	7,543	356,482
IHS Markit Ltd. *	22,558	1,778,924
KAR Auction Services, Inc.	7,310	153,656
ManpowerGroup, Inc.	3,351	306,583
Nielsen Holdings plc	20,193	411,937
Republic Services, Inc.	12,141	1,154,002
Robert Half International, Inc.	6,459	375,720
Rollins, Inc.	8,061	305,915
Stericycle, Inc. *	5,093	319,229
TransUnion	10,657	977,247
Verisk Analytics, Inc.	9,094	1,477,502
		12,756,708

Consumer Durables & Apparel 2.8%
Brunswick Corp.	4,616	290,116
Capri Holdings Ltd. *	8,081	242,107
Carter’s, Inc.	2,477	262,735
Columbia Sportswear Co.	1,684	158,161
D.R. Horton, Inc.	19,128	1,132,378
Garmin Ltd.	8,263	801,098
Hanesbrands, Inc.	20,409	280,828
Hasbro, Inc.	7,181	731,528
Leggett & Platt, Inc.	7,479	355,926
Lennar Corp., B Shares	894	46,944
Lennar Corp., Class A	15,694	1,041,454
lululemon Athletica, Inc. *	6,723	1,609,419
Mattel, Inc. *	19,552	286,046
Mohawk Industries, Inc. *	3,356	441,918
Newell Brands, Inc.	21,552	420,910
NVR, Inc. *	187	713,773
Polaris, Inc.	3,284	301,603
PulteGroup, Inc.	14,347	640,593
PVH Corp.	4,183	364,632
Ralph Lauren Corp.	2,802	318,027
Skechers U.S.A., Inc., Class A *	7,499	280,388
Tapestry, Inc.	15,773	406,470
Tempur Sealy International, Inc. *	2,577	236,105
Toll Brothers, Inc.	7,390	327,820
Under Armour, Inc., Class A *	10,691	215,744
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	11,056	198,566
Whirlpool Corp.	3,527	515,542
		12,620,831

Consumer Services 3.3%
Aramark	13,937	615,179
Bright Horizons Family Solutions, Inc. *	3,274	536,052
Caesars Entertainment Corp. *	32,825	448,718
Chipotle Mexican Grill, Inc. *	1,457	1,262,869
Choice Hotels International, Inc.	1,919	192,284
Darden Restaurants, Inc.	7,012	816,407
Domino’s Pizza, Inc.	2,334	657,605
Dunkin’ Brands Group, Inc.	4,693	366,476
Extended Stay America, Inc.	10,427	134,717
frontdoor, Inc. *	4,827	205,534
Graham Holdings Co., Class B	237	130,165
Grand Canyon Education, Inc. *	2,691	210,651
H&R Block, Inc.	11,462	265,918
Hilton Grand Vacations, Inc. *	4,878	155,657
Hilton Worldwide Holdings, Inc.	15,872	1,711,002
Hyatt Hotels Corp., Class A	2,050	173,307
International Game Technology plc	5,505	74,262
MGM Resorts International	28,393	881,887
Norwegian Cruise Line Holdings Ltd. *	12,074	650,185
Planet Fitness, Inc., Class A *	4,661	376,562
Royal Caribbean Cruises Ltd.	9,772	1,144,106
Service Corp. International	10,104	484,487
ServiceMaster Global Holdings, Inc. *	7,748	279,315
Six Flags Entertainment Corp.	4,500	171,585
The Wendy’s Co.	10,542	228,445
Vail Resorts, Inc.	2,288	536,559
Wyndham Destinations, Inc.	5,107	247,843
Wyndham Hotels & Resorts, Inc.	5,344	305,517
Wynn Resorts Ltd.	5,570	702,711
Yum China Holdings, Inc.	20,628	888,448
		14,854,453

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	2,783	222,223
AGNC Investment Corp.	30,824	573,018
Ally Financial, Inc.	21,675	694,250
Ameriprise Financial, Inc.	7,211	1,192,772
Annaly Capital Management, Inc.	81,442	794,874
BGC Partners, Inc., Class A	16,809	96,988
Cboe Global Markets, Inc.	6,308	777,272
Chimera Investment Corp.	10,596	224,635
Credit Acceptance Corp. *	596	255,672
Discover Financial Services	17,835	1,339,944
E*TRADE Financial Corp.	12,876	548,775
Eaton Vance Corp.	6,246	285,755
Equitable Holdings, Inc.	23,599	566,848
Evercore, Inc., Class A	2,204	168,870
FactSet Research Systems, Inc.	2,134	610,559
Franklin Resources, Inc.	15,748	398,424
Interactive Brokers Group, Inc., Class A	4,254	199,938
Invesco Ltd.	21,727	375,877
Janus Henderson Group plc	8,949	226,141
Jefferies Financial Group, Inc.	15,110	326,980
Lazard Ltd., Class A	5,779	242,487
Legg Mason, Inc.	4,864	190,426
LendingTree, Inc. *	436	135,683
LPL Financial Holdings, Inc.	4,589	422,785
MarketAxess Holdings, Inc.	2,097	742,715
MFA Financial, Inc.	25,648	200,054
Morningstar, Inc.	1,117	175,246
MSCI, Inc.	4,686	1,339,259
Nasdaq, Inc.	6,528	760,251

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Navient Corp.	11,090	159,474
New Residential Investment Corp.	23,538	394,026
Northern Trust Corp.	11,097	1,085,398
OneMain Holdings, Inc.	3,718	157,532
Raymond James Financial, Inc.	7,078	647,142
Santander Consumer USA Holdings, Inc.	5,789	154,103
SEI Investments Co.	7,243	472,678
SLM Corp.	23,982	261,883
Starwood Property Trust, Inc.	15,518	398,192
State Street Corp.	20,684	1,564,331
Synchrony Financial	36,796	1,192,558
T. Rowe Price Group, Inc.	12,985	1,733,887
Two Harbors Investment Corp.	15,414	235,218
Virtu Financial, Inc., Class A	2,922	48,768
Voya Financial, Inc.	7,658	457,412
		23,051,323

Energy 3.4%
Antero Midstream Corp. (a)	14,503	73,095
Antero Resources Corp. *	14,184	26,240
Apache Corp.	21,404	587,326
Apergy Corp. *	4,354	112,594
Baker Hughes Co.	37,053	802,568
Cabot Oil & Gas Corp.	22,931	323,098
Centennial Resource Development, Inc., Class A *	10,909	35,563
Cheniere Energy, Inc. *	13,125	777,525
Chesapeake Energy Corp. *	74,044	37,896
Cimarex Energy Co.	5,690	249,734
Concho Resources, Inc.	11,328	858,436
Continental Resources, Inc.	4,886	132,997
Devon Energy Corp.	21,812	473,757
Diamondback Energy, Inc.	9,119	678,454
EQT Corp.	14,358	86,866
Equitrans Midstream Corp.	11,705	113,187
Halliburton Co.	49,594	1,081,645
Helmerich & Payne, Inc.	6,079	246,503
Hess Corp.	15,309	866,030
HollyFrontier Corp.	8,505	382,045
Kosmos Energy Ltd.	20,502	104,765
Marathon Oil Corp.	45,687	519,461
Murphy Oil Corp.	8,511	178,391
National Oilwell Varco, Inc.	21,987	453,152
Noble Energy, Inc.	26,989	533,572
ONEOK, Inc.	23,434	1,754,504
Parsley Energy, Inc., Class A	16,942	281,915
Patterson-UTI Energy, Inc.	10,935	86,824
PBF Energy, Inc., Class A	6,806	185,804
Pioneer Natural Resources Co.	9,384	1,266,840
Range Resources Corp.	11,816	35,448
Targa Resources Corp.	13,032	475,668
The Williams Cos., Inc.	69,167	1,431,065
Transocean Ltd. *	33,179	151,296
WPX Energy, Inc. *	23,463	280,383
		15,684,647

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	2,086	335,554
Grocery Outlet Holding Corp. *	1,816	59,456
Sprouts Farmers Market, Inc. *	6,662	104,127
The Kroger Co.	45,287	1,216,409
U.S. Foods Holding Corp. *	12,429	499,273
		2,214,819

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	31,732	1,420,324
Beyond Meat, Inc. *(a)	2,708	299,017
Brown-Forman Corp., Class A	2,569	165,110
Brown-Forman Corp., Class B	9,791	662,263
Bunge Ltd.	7,855	411,838
Campbell Soup Co.	9,532	461,254
ConAgra Brands, Inc.	27,475	904,477
Flowers Foods, Inc.	11,046	237,820
Hormel Foods Corp.	15,823	747,795
Ingredion, Inc.	3,795	333,960
Kellogg Co.	14,022	956,441
Lamb Weston Holdings, Inc.	8,322	759,882
McCormick & Co., Inc. — Non Voting Shares	6,990	1,141,956
Molson Coors Beverage Co., Class B	9,914	551,020
Pilgrim’s Pride Corp. *	3,058	79,661
Post Holdings, Inc. *	3,700	386,909
Seaboard Corp.	15	57,834
The Hain Celestial Group, Inc. *	4,734	114,610
The Hershey Co.	8,226	1,276,428
The JM Smucker Co.	6,254	647,977
TreeHouse Foods, Inc. *	3,176	141,650
Tyson Foods, Inc., Class A	16,394	1,354,636
		13,112,862

Health Care Equipment & Services 6.2%
ABIOMED, Inc. *	2,527	470,755
Acadia Healthcare Co., Inc. *	4,946	158,915
Align Technology, Inc. *	4,442	1,142,038
AmerisourceBergen Corp.	8,646	739,752
Cantel Medical Corp.	2,161	140,595
Cardinal Health, Inc.	16,666	853,466
Centene Corp. *	32,949	2,069,527
Cerner Corp.	17,801	1,278,646
Change Healthcare, Inc. *(a)	2,778	43,115
Chemed Corp.	886	413,797
Covetrus, Inc. *	5,458	67,133
DaVita, Inc. *	5,650	451,266
DENTSPLY SIRONA, Inc.	12,700	711,200
DexCom, Inc. *	5,157	1,241,548
Encompass Health Corp.	5,578	429,673
Envista Holdings Corp. *	8,153	241,247
Guardant Health, Inc. *	2,103	159,912
Henry Schein, Inc. *	8,335	574,615
Hill-Rom Holdings, Inc.	3,814	406,153
Hologic, Inc. *	15,170	811,898
ICU Medical, Inc. *	1,097	200,170
IDEXX Laboratories, Inc. *	4,840	1,311,688
Insulet Corp. *	3,379	655,661
Integra LifeSciences Holdings Corp. *	4,024	221,481
Laboratory Corp. of America Holdings *	5,512	966,805
Masimo Corp. *	2,683	457,720
McKesson Corp.	10,267	1,464,177
MEDNAX, Inc. *	4,628	106,768
Molina Healthcare, Inc. *	3,550	436,544
Penumbra, Inc. *	1,785	313,196
Premier, Inc., Class A *	3,479	120,965
Quest Diagnostics, Inc.	7,647	846,293
ResMed, Inc.	8,087	1,285,590
Steris plc	4,772	719,093
Teleflex, Inc.	2,629	976,700
The Cooper Cos., Inc.	2,772	961,579
Universal Health Services, Inc., Class B	4,458	611,236
Varian Medical Systems, Inc. *	5,179	728,012
Veeva Systems, Inc., Class A *	7,463	1,094,150

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	4,165	649,532
Zimmer Biomet Holdings, Inc.	11,688	1,728,655
		28,261,266

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	14,019	1,040,490
Coty, Inc., Class A	16,380	168,059
Energizer Holdings, Inc.	3,563	164,824
Herbalife Nutrition Ltd. *	5,680	220,668
Nu Skin Enterprises, Inc., Class A	3,105	101,192
Spectrum Brands Holdings, Inc.	2,393	146,954
The Clorox Co.	7,174	1,128,542
		2,970,729

Insurance 4.0%
Alleghany Corp. *	797	635,735
American Financial Group, Inc.	4,194	456,265
American National Insurance Co.	423	46,598
Arch Capital Group Ltd. *	21,830	964,013
Arthur J. Gallagher & Co.	10,475	1,074,421
Assurant, Inc.	3,450	450,432
Assured Guaranty Ltd.	5,324	244,052
Athene Holding Ltd., Class A *	8,197	357,061
Axis Capital Holdings Ltd.	4,691	301,397
Brighthouse Financial, Inc. *	6,122	238,146
Brown & Brown, Inc.	13,418	602,468
Cincinnati Financial Corp.	8,673	910,231
CNA Financial Corp.	1,588	70,873
Erie Indemnity Co., Class A	1,399	232,934
Everest Re Group Ltd.	2,290	633,345
Fidelity National Financial, Inc.	15,048	733,590
First American Financial Corp.	6,198	384,152
Globe Life, Inc.	6,078	633,692
Kemper Corp.	3,583	266,647
Lincoln National Corp.	11,366	619,220
Loews Corp.	14,594	750,861
Markel Corp. *	772	905,533
Mercury General Corp.	1,537	75,451
Old Republic International Corp.	16,017	361,183
Primerica, Inc.	2,334	276,719
Principal Financial Group, Inc.	15,739	833,380
Reinsurance Group of America, Inc.	3,562	513,106
RenaissanceRe Holdings Ltd.	2,483	470,380
The Hanover Insurance Group, Inc.	2,252	312,082
The Hartford Financial Services Group, Inc.	20,531	1,217,078
Unum Group	11,741	313,367
W.R. Berkley Corp.	8,189	602,137
White Mountains Insurance Group Ltd.	175	195,514
Willis Towers Watson plc	7,349	1,552,770
		18,234,833

Materials 4.9%
Albemarle Corp.	5,992	481,038
Alcoa Corp. *	10,641	148,442
AptarGroup, Inc.	3,637	420,110
Ardagh Group S.A.	1,021	19,481
Ashland Global Holdings, Inc.	3,432	253,899
Avery Dennison Corp.	4,746	622,865
Axalta Coating Systems Ltd. *	11,736	338,114
Ball Corp.	18,397	1,327,895
Berry Global Group, Inc. *	7,503	319,028
Cabot Corp.	3,228	128,636
Celanese Corp.	6,865	710,527
CF Industries Holdings, Inc.	12,419	500,237
Corteva, Inc. *	42,758	1,236,561
Crown Holdings, Inc. *	7,409	548,488
Security	Number of Shares	Value ($)
Domtar Corp.	3,230	112,469
Eagle Materials, Inc.	2,376	216,620
Eastman Chemical Co.	7,788	555,051
Element Solutions, Inc. *	12,597	147,385
FMC Corp.	7,366	704,116
Freeport-McMoRan, Inc.	82,527	916,050
Graphic Packaging Holding Co.	16,475	257,504
Huntsman Corp.	12,276	252,395
International Flavors & Fragrances, Inc. (a)	6,081	797,280
International Paper Co.	22,378	911,232
Martin Marietta Materials, Inc.	3,557	938,337
NewMarket Corp.	389	171,012
Newmont Corp.	46,596	2,099,616
Nucor Corp.	17,359	824,379
O-I Glass, Inc.	8,818	111,283
Olin Corp.	9,108	135,436
Packaging Corp. of America	5,331	510,443
Reliance Steel & Aluminum Co.	3,712	426,138
Royal Gold, Inc.	3,707	427,491
RPM International, Inc.	7,271	518,931
Sealed Air Corp.	8,847	314,069
Silgan Holdings, Inc.	4,459	137,605
Sonoco Products Co.	5,651	322,898
Steel Dynamics, Inc.	11,738	350,731
The Chemours Co.	9,338	129,518
The Mosaic Co.	19,639	389,638
The Scotts Miracle-Gro Co.	2,240	274,938
United States Steel Corp. (a)	9,700	87,979
Valvoline, Inc.	10,714	225,851
Vulcan Materials Co.	7,486	1,060,242
W.R. Grace & Co.	3,248	218,785
Westlake Chemical Corp.	1,991	121,849
WestRock Co.	14,491	565,149
		22,287,741

Media & Entertainment 3.7%
Altice USA, Inc., Class A *	17,188	470,264
AMC Networks, Inc., Class A *	2,425	88,731
Cable One, Inc.	248	422,599
Cinemark Holdings, Inc.	6,106	192,400
Discovery, Inc., Class A *	8,904	260,531
Discovery, Inc., Class C *	19,201	533,212
DISH Network Corp., Class A *	14,794	543,827
Fox Corp., Class A	19,987	741,118
Fox Corp., Class B *	9,283	337,251
IAC/InterActiveCorp *	4,233	1,031,117
John Wiley & Sons, Inc., Class A	2,475	107,960
Liberty Broadband Corp., Class A *	1,398	183,963
Liberty Broadband Corp., Class C *	6,008	798,644
Liberty Media Corp. — Liberty Formula One, Class A *	1,435	63,929
Liberty Media Corp. — Liberty Formula One, Class C *	11,229	525,405
Liberty Media Corp. — Liberty SiriusXM, Class A *	4,823	234,253
Liberty Media Corp. — Liberty SiriusXM, Class C *	8,770	429,905
Lions Gate Entertainment Corp., Class A *	2,861	28,410
Lions Gate Entertainment Corp., Class B *	6,524	60,869
Live Nation Entertainment, Inc. *	7,345	500,635
Match Group, Inc. *(a)	3,077	240,683
News Corp., Class A	21,891	298,155
News Corp., Class B	6,901	96,407
Nexstar Media Group, Inc., Class A	2,554	309,417
Omnicom Group, Inc.	12,278	924,656
Roku, Inc. *	4,860	587,817
Sinclair Broadcast Group, Inc., Class A	3,480	104,122
Sirius XM Holdings, Inc.	77,873	550,562

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spotify Technology S.A. *	6,721	949,677
Take-Two Interactive Software, Inc. *	6,392	796,699
The Interpublic Group of Cos., Inc.	21,941	498,061
The Madison Square Garden Co., Class A *	1,059	313,665
The New York Times Co., Class A	9,186	294,044
TripAdvisor, Inc.	5,978	163,319
Twitter, Inc. *	43,338	1,407,618
ViacomCBS, Inc., Class B	31,240	1,066,221
World Wrestling Entertainment, Inc., Class A	2,512	122,787
Zillow Group, Inc., Class A *	3,180	146,916
Zillow Group, Inc., Class C *	7,164	331,048
Zynga, Inc., Class A *	48,957	294,721
		17,051,618

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Adaptive Biotechnologies Corp. *	972	29,068
Agilent Technologies, Inc.	17,662	1,458,175
Agios Pharmaceuticals, Inc. *	3,415	166,413
Alkermes plc *	8,862	154,287
Alnylam Pharmaceuticals, Inc. *	6,032	692,413
Avantor, Inc. *	17,970	331,906
Bio-Rad Laboratories, Inc., Class A *	1,210	436,713
Bio-Techne Corp.	2,136	448,496
BioMarin Pharmaceutical, Inc. *	10,178	849,863
Bluebird Bio, Inc. *	3,136	249,908
Bruker Corp.	5,793	286,580
Catalent, Inc. *	8,255	504,381
Charles River Laboratories International, Inc. *	2,749	424,940
Elanco Animal Health, Inc. *	22,571	697,444
Exact Sciences Corp. *	7,964	742,882
Exelixis, Inc. *	17,052	293,294
Horizon Therapeutics plc *	10,603	365,697
Incyte Corp. *	10,121	739,541
Ionis Pharmaceuticals, Inc. *	7,299	425,678
IQVIA Holdings, Inc. *	10,062	1,562,125
Jazz Pharmaceuticals plc *	3,155	452,269
Mettler-Toledo International, Inc. *	1,367	1,035,065
Moderna, Inc. *	11,729	240,562
Mylan N.V. *	29,295	627,499
Nektar Therapeutics *	9,589	190,725
Neurocrine Biosciences, Inc. *	5,145	514,912
PerkinElmer, Inc.	6,275	580,312
Perrigo Co., plc	7,193	410,289
PRA Health Sciences, Inc. *	3,581	362,791
QIAGEN N.V. *	12,625	426,473
Sage Therapeutics, Inc. *	2,915	193,206
Sarepta Therapeutics, Inc. *	4,020	466,159
Seattle Genetics, Inc. *	6,543	709,196
United Therapeutics Corp. *	2,456	239,878
Waters Corp. *	3,636	813,700
		18,122,840

Real Estate 9.7%
Alexandria Real Estate Equities, Inc.	6,483	1,058,026
American Campus Communities, Inc.	7,764	356,135
American Homes 4 Rent, Class A	14,639	400,084
Americold Realty Trust	10,915	376,240
Apartment Investment & Management Co., Class A	8,421	443,871
Apple Hospitality REIT, Inc.	11,885	178,513
AvalonBay Communities, Inc.	7,936	1,719,652
Boston Properties, Inc.	8,810	1,262,913
Brandywine Realty Trust	9,937	155,216
Brixmor Property Group, Inc.	16,868	336,685
Brookfield Property REIT, Inc., Class A	3,761	69,428
Camden Property Trust	5,320	598,128
CBRE Group, Inc., Class A *	19,058	1,163,491
Security	Number of Shares	Value ($)
Colony Capital, Inc.	27,010	126,137
Columbia Property Trust, Inc.	6,670	140,737
CoreSite Realty Corp.	2,122	249,229
Corporate Office Properties Trust	6,340	188,742
Cousins Properties, Inc.	8,289	339,269
CubeSmart	10,938	346,406
CyrusOne, Inc.	6,370	387,614
Digital Realty Trust, Inc.	11,838	1,455,956
Douglas Emmett, Inc.	9,448	392,092
Duke Realty Corp.	20,937	760,222
Empire State Realty Trust, Inc., Class A	8,488	115,097
EPR Properties	4,442	317,025
Equity Commonwealth	6,845	224,448
Equity LifeStyle Properties, Inc.	9,871	718,115
Equity Residential	20,853	1,732,467
Essex Property Trust, Inc.	3,728	1,154,785
Extra Space Storage, Inc.	7,155	791,915
Federal Realty Investment Trust	4,251	531,460
Gaming & Leisure Properties, Inc.	11,521	544,425
Healthcare Trust of America, Inc., Class A	11,690	374,431
Healthpeak Properties, Inc.	28,018	1,008,368
Highwoods Properties, Inc.	5,802	290,738
Host Hotels & Resorts, Inc.	40,490	661,607
Hudson Pacific Properties, Inc.	8,664	314,850
Invitation Homes, Inc.	30,438	957,884
Iron Mountain, Inc.	16,228	512,967
JBG SMITH Properties	6,965	282,431
Jones Lang LaSalle, Inc.	2,922	496,214
Kilroy Realty Corp.	5,917	488,567
Kimco Realty Corp.	22,993	438,017
Lamar Advertising Co., Class A	4,848	449,943
Liberty Property Trust	8,776	549,816
Life Storage, Inc.	2,636	298,342
Medical Properties Trust, Inc.	29,219	647,201
Mid-America Apartment Communities, Inc.	6,471	887,886
National Retail Properties, Inc.	9,739	545,384
Omega Healthcare Investors, Inc.	12,392	519,844
Outfront Media, Inc.	8,113	241,281
Paramount Group, Inc.	11,143	156,671
Park Hotels & Resorts, Inc.	13,582	297,989
Rayonier, Inc.	7,346	223,171
Realty Income Corp.	18,577	1,456,623
Regency Centers Corp.	9,472	587,643
Retail Properties of America, Inc., Class A	12,144	147,550
SBA Communications Corp.	6,389	1,594,439
Service Properties Trust	9,264	199,917
SITE Centers Corp.	8,513	108,200
SL Green Realty Corp.	4,534	417,309
Spirit Realty Capital, Inc.	5,636	297,468
STORE Capital Corp.	12,197	478,732
Sun Communities, Inc.	5,154	835,824
Taubman Centers, Inc.	3,341	88,269
The Howard Hughes Corp. *	2,281	277,552
The Macerich Co.	8,067	179,975
UDR, Inc.	16,535	792,192
Ventas, Inc.	21,219	1,227,731
VEREIT, Inc.	60,859	593,984
VICI Properties, Inc.	26,296	704,733
Vornado Realty Trust	9,844	647,440
Weingarten Realty Investors	6,901	200,819
Welltower, Inc.	23,097	1,961,166
Weyerhaeuser Co.	42,438	1,228,580
WP Carey, Inc.	9,737	819,076
		44,123,347

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 4.3%
Advance Auto Parts, Inc.	3,774	497,224
AutoNation, Inc. *	3,085	130,927
AutoZone, Inc. *	1,352	1,430,362
Best Buy Co., Inc.	12,838	1,087,250
Burlington Stores, Inc. *	3,722	809,423
CarMax, Inc. *	9,356	907,906
Carvana Co. *	2,563	203,118
Dick’s Sporting Goods, Inc.	3,620	160,113
Dollar General Corp.	14,787	2,268,474
Dollar Tree, Inc. *	13,433	1,169,611
Etsy, Inc. *	6,715	327,759
Expedia Group, Inc.	7,883	854,911
Five Below, Inc. *	3,121	353,360
Floor & Decor Holdings, Inc., Class A *	3,918	193,197
Foot Locker, Inc.	6,039	229,301
Genuine Parts Co.	8,009	749,402
GrubHub, Inc. *	5,202	281,688
Kohl’s Corp.	9,015	385,391
L Brands, Inc.	13,015	301,427
LKQ Corp. *	17,487	571,563
Macy’s, Inc.	17,598	280,688
Nordstrom, Inc.	6,130	225,952
O'Reilly Automotive, Inc. *	4,246	1,724,301
Ollie’s Bargain Outlet Holdings, Inc. *	2,984	158,271
Penske Automotive Group, Inc.	1,935	90,887
Pool Corp.	2,192	480,706
Qurate Retail, Inc. Class A *	21,721	185,280
The Gap, Inc.	12,345	214,926
Tiffany & Co.	6,876	921,522
Tractor Supply Co.	6,786	630,759
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,213	860,795
Urban Outfitters, Inc. *	3,915	100,224
Wayfair, Inc., Class A *	3,588	336,196
Williams-Sonoma, Inc.	4,461	312,627
		19,435,541

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	58,793	2,763,271
Cree, Inc. *	6,113	284,193
Cypress Semiconductor Corp.	20,992	489,743
Entegris, Inc.	7,669	396,947
First Solar, Inc. *	4,704	233,224
KLA Corp.	9,082	1,505,251
Lam Research Corp.	8,228	2,453,672
Marvell Technology Group Ltd.	37,792	908,520
Maxim Integrated Products, Inc.	15,462	929,575
Microchip Technology, Inc.	13,245	1,291,123
MKS Instruments, Inc.	3,074	322,217
Monolithic Power Systems, Inc.	2,374	406,357
ON Semiconductor Corp. *	23,219	537,520
Qorvo, Inc. *	6,607	699,417
Skyworks Solutions, Inc.	9,691	1,096,537
Teradyne, Inc.	9,510	627,565
Universal Display Corp.	2,429	427,917
Xilinx, Inc.	14,487	1,223,862
		16,596,911

Software & Services 10.9%
2U, Inc. *	3,138	62,164
Akamai Technologies, Inc. *	9,016	841,644
Alliance Data Systems Corp.	2,284	234,772
Alteryx, Inc., Class A *	2,594	361,785
Amdocs Ltd.	7,716	555,166
Anaplan, Inc. *	4,879	280,982
ANSYS, Inc. *	4,761	1,306,085
Security	Number of Shares	Value ($)
Aspen Technology, Inc. *	3,883	461,999
Atlassian Corp. plc, Class A *	6,684	982,548
Avalara, Inc. *	2,671	227,409
Black Knight, Inc. *	8,179	547,339
Booz Allen Hamilton Holding Corp.	7,763	605,825
Broadridge Financial Solutions, Inc.	6,478	771,854
CACI International, Inc., Class A *	1,395	373,079
Cadence Design Systems, Inc. *	15,845	1,142,583
CDK Global, Inc.	6,936	372,324
Cerence, Inc. *	2,095	44,728
Ceridian HCM Holding, Inc. *	5,294	387,997
Citrix Systems, Inc.	7,069	856,904
CoreLogic, Inc.	4,528	210,552
Coupa Software, Inc. *	3,568	574,983
DocuSign, Inc. *	8,832	693,400
Dropbox, Inc., Class A *	12,061	205,278
DXC Technology Co.	14,577	464,715
Dynatrace, Inc. *	3,658	114,532
Elastic N.V. *	2,571	166,806
EPAM Systems, Inc. *	2,953	673,697
Euronet Worldwide, Inc. *	2,847	448,801
Fair Isaac Corp. *	1,615	649,844
FireEye, Inc. *	11,289	180,398
Fiserv, Inc. *	32,164	3,814,972
FleetCor Technologies, Inc. *	4,857	1,531,072
Fortinet, Inc. *	8,154	940,645
Gartner, Inc. *	4,975	799,881
Genpact Ltd.	10,645	471,254
Global Payments, Inc.	16,993	3,321,282
GoDaddy, Inc., Class A *	9,734	654,222
Guidewire Software, Inc. *	4,710	529,875
HubSpot, Inc. *	2,307	417,429
Jack Henry & Associates, Inc.	4,374	654,088
Leidos Holdings, Inc.	7,610	764,577
LogMeIn, Inc.	2,730	234,698
Manhattan Associates, Inc. *	3,618	309,194
Medallia, Inc. *	879	24,805
MongoDB, Inc. *	2,380	390,106
New Relic, Inc. *	2,839	187,402
NortonLifeLock, Inc.	32,980	937,292
Nuance Communications, Inc. *	16,329	308,945
Nutanix, Inc., Class A *	9,651	313,368
Okta, Inc. *	5,966	763,946
Pagerduty, Inc. *	2,386	55,642
Palo Alto Networks, Inc. *	5,399	1,267,577
Paychex, Inc.	18,301	1,569,677
Paycom Software, Inc. *	2,803	891,802
Paylocity Holding Corp. *	1,967	279,098
Pegasystems, Inc.	2,161	186,300
Pluralsight, Inc., Class A *	3,525	68,350
Proofpoint, Inc. *	3,173	389,676
PTC, Inc. *	5,919	491,987
RealPage, Inc. *	4,536	264,676
RingCentral, Inc., Class A *	4,238	871,248
Sabre Corp.	15,653	337,166
Smartsheet, Inc., Class A *	4,964	240,655
SolarWinds Corp. *	2,573	48,681
Splunk, Inc. *	8,784	1,363,804
Square, Inc., Class A *	19,582	1,462,580
SS&C Technologies Holdings, Inc.	12,604	794,178
Switch, Inc., Class A	3,344	53,504
Synopsys, Inc. *	8,489	1,252,212
Teradata Corp. *	6,371	155,070
The Trade Desk, Inc., Class A *	2,232	600,810
The Western Union Co.	23,862	641,888
Twilio, Inc., Class A *	6,982	868,142
Tyler Technologies, Inc. *	2,183	706,593
VeriSign, Inc. *	5,898	1,227,610
WEX, Inc. *	2,449	531,237

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Zendesk, Inc. *	6,291	543,542
Zscaler, Inc. *	3,571	200,297
		49,533,248

Technology Hardware & Equipment 3.8%
Amphenol Corp., Class A	16,617	1,652,893
Arista Networks, Inc. *	3,377	754,219
Arrow Electronics, Inc. *	4,604	349,628
Avnet, Inc.	5,679	207,227
CDW Corp.	8,120	1,059,254
Ciena Corp. *	8,841	359,563
Cognex Corp.	9,334	475,754
Coherent, Inc. *	1,364	192,911
CommScope Holding Co., Inc. *	10,927	133,146
Corning, Inc.	43,132	1,151,193
Dolby Laboratories, Inc., Class A	3,559	246,781
EchoStar Corp., Class A *	2,793	111,455
F5 Networks, Inc. *	3,470	423,756
FLIR Systems, Inc.	7,663	394,951
Hewlett Packard Enterprise Co.	74,486	1,037,590
IPG Photonics Corp. *	2,018	257,638
Jabil, Inc.	8,465	329,204
Juniper Networks, Inc.	18,942	434,530
Keysight Technologies, Inc. *	10,683	993,412
Littelfuse, Inc.	1,348	238,475
Motorola Solutions, Inc.	9,752	1,726,104
National Instruments Corp.	7,418	331,065
NCR Corp. *	7,279	245,448
NetApp, Inc.	13,625	727,575
Pure Storage, Inc., Class A *	13,143	233,945
SYNNEX Corp.	2,354	324,287
Trimble, Inc. *	14,317	608,759
Ubiquiti, Inc.	494	80,729
ViaSat, Inc. *	3,202	203,807
Western Digital Corp.	16,952	1,110,356
Xerox Holdings Corp.	10,216	363,383
Zebra Technologies Corp., Class A *	3,045	727,816
		17,486,854

Telecommunication Services 0.4%
CenturyLink, Inc.	62,043	847,507
GCI Liberty, Inc., Class A *	5,594	409,369
Sprint Corp. *	32,290	141,107
Telephone & Data Systems, Inc.	5,646	128,051
United States Cellular Corp. *	830	26,577
Zayo Group Holdings, Inc. *	12,877	447,476
		2,000,087

Transportation 1.8%
Alaska Air Group, Inc.	6,882	444,508
AMERCO	501	186,006
American Airlines Group, Inc.	22,363	600,223
C.H. Robinson Worldwide, Inc.	7,672	554,072
Copa Holdings S.A., Class A	1,774	173,781
Expeditors International of Washington, Inc.	9,768	713,455
JB Hunt Transport Services, Inc.	4,849	523,353
JetBlue Airways Corp. *	16,439	325,985
Kansas City Southern	5,629	949,556
Kirby Corp. *	3,368	246,841
Knight-Swift Transportation Holdings, Inc.	7,042	261,117
Landstar System, Inc.	2,247	248,855
Lyft, Inc., Class A *	10,835	514,446
Macquarie Infrastructure Corp.	4,159	183,454
Old Dominion Freight Line, Inc.	3,695	725,070
Ryder System, Inc.	2,967	141,585
Schneider National, Inc., Class B	3,123	69,549
Security	Number of Shares	Value ($)
United Airlines Holdings, Inc. *	13,196	987,061
XPO Logistics, Inc. *	5,220	464,162
		8,313,079

Utilities 7.2%
AES Corp.	37,783	750,370
Alliant Energy Corp.	13,682	812,163
Ameren Corp.	13,953	1,144,844
American Water Works Co., Inc.	10,294	1,402,043
Atmos Energy Corp.	6,653	778,601
Avangrid, Inc.	3,198	170,325
CenterPoint Energy, Inc.	28,608	757,540
CMS Energy Corp.	16,119	1,104,313
Consolidated Edison, Inc.	18,968	1,782,992
DTE Energy Co.	10,558	1,400,096
Edison International	19,952	1,527,326
Entergy Corp.	11,324	1,489,332
Essential Utilities, Inc.	12,294	638,550
Evergy, Inc.	12,963	935,410
Eversource Energy	18,458	1,706,257
FirstEnergy Corp.	30,774	1,563,011
Hawaiian Electric Industries, Inc.	6,158	301,188
IDACORP, Inc.	2,868	321,761
MDU Resources Group, Inc.	11,342	335,837
National Fuel Gas Co.	4,667	201,568
NiSource, Inc.	21,228	622,193
NRG Energy, Inc.	14,367	529,999
OGE Energy Corp.	11,375	521,544
PG&E Corp. *	30,263	460,300
Pinnacle West Capital Corp.	6,385	623,751
PPL Corp.	41,205	1,491,209
Public Service Enterprise Group, Inc.	28,767	1,703,006
Sempra Energy	16,079	2,582,931
UGI Corp.	11,874	493,840
Vistra Energy Corp.	24,127	543,340
WEC Energy Group, Inc.	17,977	1,795,722
Xcel Energy, Inc.	29,877	2,067,190
		32,558,552
Total Common Stock
(Cost $410,845,705)		452,679,302

Other Investment Companies 0.4% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	4,050	239,436

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (b)	282,663	282,663

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.51% (b)	1,151,745	1,151,745
Total Other Investment Companies
(Cost $1,672,141)		1,673,844

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/20/20	7	1,404,900	(30,766)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,086,433.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$452,679,302	$—	$—	$452,679,302
Other Investment Companies[1]	1,673,844	—	—	1,673,844
Liabilities
Futures Contracts[2]	(30,766)	—	—	(30,766)
Total	$454,322,380	$—	$—	$454,322,380
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 6.9%
AGL Energy Ltd.	257,436	3,416,488
Alumina Ltd.	985,606	1,419,508
AMP Ltd.	1,270,159	1,532,698
APA Group	467,066	3,507,017
Aristocrat Leisure Ltd.	222,019	5,294,969
ASX Ltd.	74,791	4,231,355
Aurizon Holdings Ltd.	771,178	2,764,291
AusNet Services	712,405	839,515
Australia & New Zealand Banking Group Ltd.	1,101,917	18,757,231
Bendigo & Adelaide Bank Ltd.	199,037	1,374,318
BHP Group Ltd.	1,143,828	29,332,208
BlueScope Steel Ltd.	200,203	1,873,694
Boral Ltd.	452,906	1,492,574
Brambles Ltd.	613,001	5,120,045
Caltex Australia Ltd.	96,468	2,199,856
Challenger Ltd.	212,229	1,256,482
CIMIC Group Ltd.	36,940	714,758
Coca-Cola Amatil Ltd.	199,045	1,581,594
Cochlear Ltd.	22,761	3,625,058
Coles Group Ltd.	438,064	4,806,892
Commonwealth Bank of Australia	686,850	38,887,723
Computershare Ltd.	188,781	2,229,136
Crown Resorts Ltd.	141,542	1,100,302
CSL Ltd.	176,267	36,252,587
Dexus	429,389	3,623,243
Flight Centre Travel Group Ltd.	22,400	583,422
Fortescue Metals Group Ltd.	544,019	4,029,997
Goodman Group	643,603	6,371,610
Harvey Norman Holdings Ltd.	213,558	599,301
Incitec Pivot Ltd.	614,922	1,335,148
Insurance Australia Group Ltd.	905,409	4,257,320
James Hardie Industries plc	171,021	3,595,845
LendLease Group	217,523	2,612,508
Macquarie Group Ltd.	125,585	11,999,682
Magellan Financial Group Ltd.	49,837	2,194,786
Medibank Pvt Ltd.	1,060,373	2,178,781
Mirvac Group	1,519,797	3,428,603
National Australia Bank Ltd.	1,120,657	19,143,191
Newcrest Mining Ltd.	296,737	5,940,684
Oil Search Ltd.	539,893	2,580,504
Orica Ltd.	149,120	2,252,941
Origin Energy Ltd.	682,323	3,691,142
Qantas Airways Ltd.	284,915	1,207,981
QBE Insurance Group Ltd.	518,487	4,719,851
Ramsay Health Care Ltd.	62,724	3,299,431
REA Group Ltd.	21,346	1,615,142
Rio Tinto Ltd.	143,808	9,331,461
Santos Ltd.	683,997	3,925,744
Scentre Group	2,091,231	5,365,744
SEEK Ltd.	129,709	1,944,648
Sonic Healthcare Ltd.	174,780	3,663,515
South32 Ltd.	1,944,299	3,336,215
Security	Number of Shares	Value ($)
Stockland	919,048	3,004,608
Suncorp Group Ltd.	487,103	4,161,157
Sydney Airport	430,318	2,393,475
Tabcorp Holdings Ltd.	786,906	2,449,429
Telstra Corp., Ltd.	1,608,156	4,100,717
The GPT Group	748,250	2,985,587
TPG Telecom Ltd.	149,223	741,860
Transurban Group	1,052,180	10,967,682
Treasury Wine Estates Ltd.	278,058	2,388,395
Vicinity Centres	1,238,594	2,090,611
Washington H Soul Pattinson & Co., Ltd.	46,995	669,534
Wesfarmers Ltd.	438,208	13,147,120
Westpac Banking Corp.	1,356,095	22,662,283
WiseTech Global Ltd.	55,317	903,927
Woodside Petroleum Ltd.	366,384	8,394,054
Woolworths Group Ltd.	490,671	13,627,815
Worley Ltd.	130,327	1,302,698
		388,429,691

Austria 0.2%
ANDRITZ AG	28,400	1,117,427
Erste Group Bank AG *	118,170	4,338,890
OMV AG	56,357	2,800,608
Raiffeisen Bank International AG	56,738	1,292,436
Verbund AG	26,170	1,385,017
voestalpine AG	44,824	1,085,450
		12,019,828

Belgium 1.0%
Ageas	68,973	3,803,277
Anheuser-Busch InBev S.A./N.V.	296,163	22,342,535
Colruyt S.A.	20,894	1,046,237
Galapagos N.V. *	17,110	3,824,068
Groupe Bruxelles Lambert S.A.	31,301	3,145,552
KBC Group N.V.	98,006	7,191,221
Proximus	57,423	1,636,101
Solvay S.A.	28,610	2,965,148
Telenet Group Holding N.V.	18,167	844,696
UCB S.A.	48,842	4,494,547
Umicore S.A.	76,768	3,534,656
		54,828,038

Denmark 1.9%
AP Moeller — Maersk A/S, Series A	1,471	1,652,989
AP Moeller — Maersk A/S, Series B	2,526	3,020,500
Carlsberg A/S, Class B	41,827	6,108,153
Chr. Hansen Holding A/S	40,910	3,044,634
Coloplast A/S, Class B	46,663	5,883,328
Danske Bank A/S	250,345	4,179,079
Demant A/S *	41,624	1,349,778
DSV PANALPINA A/S	83,989	9,118,581
Genmab A/S *	25,262	5,815,066
H. Lundbeck A/S	26,672	1,133,356

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ISS A/S	60,970	1,481,291
Novo Nordisk A/S, Class B	687,158	41,828,442
Novozymes A/S, Class B	82,942	4,324,496
Orsted A/S	73,564	8,023,753
Pandora A/S	39,827	2,065,266
Tryg A/S	48,858	1,480,390
Vestas Wind Systems A/S	73,640	7,310,054
		107,819,156

Finland 1.0%
Elisa Oyj	55,896	3,367,486
Fortum Oyj	170,288	4,120,951
Kone Oyj, Class B	131,571	8,501,227
Metso Oyj	42,402	1,504,630
Neste Oyj	164,322	6,538,815
Nokia Oyj	2,195,472	8,546,317
Nokian Renkaat Oyj	48,245	1,300,733
Orion Oyj, Class B	39,607	1,871,312
Sampo Oyj, A Shares	172,956	7,829,227
Stora Enso Oyj, R Shares	224,132	2,909,345
UPM-Kymmene Oyj	205,790	6,484,117
Wartsila Oyj Abp	169,241	2,078,740
		55,052,900

France 11.3%
Accor S.A.	68,539	2,806,002
Aeroports de Paris	11,469	2,169,938
Air Liquide S.A.	182,568	26,397,405
Airbus SE	226,467	33,259,833
Alstom S.A.	74,988	3,974,383
Amundi S.A.	23,050	1,865,678
ArcelorMittal S.A.	258,086	3,790,770
Arkema S.A.	26,592	2,436,604
Atos SE	38,385	3,183,210
AXA S.A.	751,167	19,974,700
BioMerieux	16,157	1,601,358
BNP Paribas S.A.	435,806	23,127,145
Bollore S.A.	356,374	1,448,050
Bollore S.A. — New *	1,920	7,657
Bouygues S.A.	85,217	3,366,896
Bureau Veritas S.A.	114,540	3,156,125
Capgemini SE	62,283	7,734,966
Carrefour S.A.	233,040	3,943,430
Casino Guichard Perrachon S.A. (a)	21,656	880,484
CNP Assurances	67,687	1,218,385
Compagnie de Saint-Gobain	191,054	7,208,152
Compagnie Generale des Etablissements Michelin	66,022	7,660,082
Covivio	18,571	2,203,713
Credit Agricole S.A.	452,117	6,108,164
Danone S.A.	240,140	19,217,066
Dassault Aviation S.A.	968	1,178,769
Dassault Systemes SE	50,964	8,822,570
Edenred	95,487	5,156,446
Eiffage S.A.	30,552	3,541,397
Electricite de France S.A.	235,144	2,902,916
Engie S.A.	707,062	12,170,874
EssilorLuxottica S.A.	110,246	16,322,857
Eurazeo SE	15,209	1,088,482
Eurofins Scientific SE	4,390	2,361,180
Eutelsat Communications S.A.	66,475	996,337
Faurecia SE	28,527	1,359,213
Gecina S.A.	17,761	3,356,510
Getlink SE	168,232	2,967,827
Hermes International	12,384	9,247,458
ICADE	11,528	1,288,740
Iliad S.A. (a)	9,951	1,305,980
Security	Number of Shares	Value ($)
Ingenico Group S.A.	23,372	2,718,001
Ipsen S.A.	14,131	1,048,662
JCDecaux S.A.	34,088	911,084
Kering S.A.	29,459	18,000,054
Klepierre S.A.	78,456	2,666,866
L'Oreal S.A.	98,261	27,330,870
Legrand S.A.	103,982	8,319,773
LVMH Moet Hennessy Louis Vuitton SE	107,917	46,994,846
Natixis S.A.	365,434	1,543,184
Orange S.A.	770,677	10,894,265
Pernod-Ricard S.A.	82,328	14,254,010
Peugeot S.A.	227,713	4,688,667
Publicis Groupe S.A.	83,575	3,704,809
Remy Cointreau S.A.	8,794	926,126
Renault S.A.	74,336	2,907,521
Safran S.A.	127,236	20,515,162
Sanofi	437,709	42,211,919
Sartorius Stedim Biotech	11,076	1,986,189
Schneider Electric SE	215,305	21,471,608
SCOR SE	60,979	2,591,783
SEB S.A.	8,571	1,100,491
SES S.A.	140,810	1,728,125
Societe Generale S.A.	314,824	10,187,597
Sodexo S.A.	34,813	3,645,088
STMicroelectronics N.V.	264,125	7,353,780
Suez	130,676	2,144,503
Teleperformance	22,839	5,730,249
Thales S.A.	41,442	4,547,477
TOTAL S.A.	930,871	45,324,756
UbiSoft Entertainment S.A. *	32,651	2,476,301
Unibail-Rodamco-Westfield	53,435	7,265,529
Valeo S.A.	94,569	2,808,807
Veolia Environnement S.A.	210,654	6,214,372
Vinci S.A.	198,672	22,010,682
Vivendi S.A.	330,706	9,044,566
Wendel S.A.	11,101	1,481,043
Worldline S.A. *	39,670	2,795,380
		634,351,897

Germany 8.0%
adidas AG	70,121	22,166,232
Allianz SE	164,619	39,301,704
Aroundtown S.A.	356,970	3,379,370
BASF SE	357,649	24,140,114
Bayer AG	362,472	29,090,367
Bayerische Motoren Werke AG	128,991	9,188,215
Beiersdorf AG	38,942	4,422,513
Brenntag AG	60,974	3,155,408
Carl Zeiss Meditec AG	16,017	1,955,514
Commerzbank AG	389,137	2,233,053
Continental AG	43,199	4,929,747
Covestro AG	67,163	2,830,435
Daimler AG	353,326	16,361,474
Delivery Hero SE *	43,206	3,324,420
Deutsche Bank AG	757,520	6,930,508
Deutsche Boerse AG	74,178	12,040,830
Deutsche Lufthansa AG	91,795	1,398,372
Deutsche Post AG	384,572	13,417,664
Deutsche Telekom AG	1,288,174	20,863,003
Deutsche Wohnen SE	139,105	5,885,559
E.ON SE	872,454	9,885,757
Evonik Industries AG	81,289	2,227,625
Fraport AG Frankfurt Airport Services Worldwide	16,075	1,195,610
Fresenius Medical Care AG & Co. KGaA	82,361	6,332,321
Fresenius SE & Co. KGaA	163,595	8,353,213

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GEA Group AG	59,269	1,774,675
Hannover Rueck SE	23,666	4,595,142
HeidelbergCement AG	57,490	3,877,191
Henkel AG & Co. KGaA	40,146	3,698,875
HOCHTIEF AG	9,822	1,136,063
Infineon Technologies AG	486,393	10,449,153
KION Group AG	24,718	1,547,145
Knorr-Bremse AG	19,045	2,080,713
LANXESS AG	31,811	1,907,805
Merck KGaA	50,812	6,515,595
METRO AG	71,939	1,000,958
MTU Aero Engines AG	20,073	6,079,407
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,799	16,451,787
Puma SE	31,659	2,535,024
QIAGEN N.V. *	88,371	2,951,659
RWE AG	227,605	7,890,422
SAP SE	381,680	49,706,617
Siemens AG	296,871	36,615,504
Siemens Healthineers AG	58,581	2,753,029
Symrise AG	49,830	5,120,277
Telefonica Deutschland Holding AG	333,962	1,012,250
ThyssenKrupp AG	155,929	1,917,310
Uniper SE	77,759	2,547,434
United Internet AG	39,599	1,280,179
Volkswagen AG	12,110	2,217,384
Vonovia SE	200,958	11,469,899
Wirecard AG	45,980	6,792,414
Zalando SE *	54,722	2,620,085
		453,553,024

Hong Kong 3.4%
AIA Group Ltd.	4,696,000	46,532,408
ASM Pacific Technology Ltd.	117,700	1,585,978
BeiGene Ltd. ADR *	15,117	2,303,226
BOC Hong Kong (Holdings) Ltd.	1,429,590	4,725,628
Budweiser Brewing Co. APAC Ltd. *	513,700	1,553,354
CK Asset Holdings Ltd.	1,012,025	6,465,780
CK Hutchison Holdings Ltd.	1,054,025	9,313,059
CK Infrastructure Holdings Ltd.	254,500	1,775,598
CLP Holdings Ltd.	634,426	6,597,740
Dairy Farm International Holdings Ltd.	131,200	675,680
Galaxy Entertainment Group Ltd.	839,000	5,490,906
Hang Lung Properties Ltd.	781,000	1,631,451
Hang Seng Bank Ltd.	295,440	5,971,825
Henderson Land Development Co., Ltd.	559,735	2,513,015
HK Electric Investments & HK Electric Investments Ltd.	1,024,104	1,023,234
HKT Trust & HKT Ltd.	1,450,000	2,164,459
Hong Kong & China Gas Co., Ltd.	3,967,260	7,592,060
Hong Kong Exchanges & Clearing Ltd.	465,365	15,290,698
Hongkong Land Holdings Ltd.	463,000	2,457,583
Jardine Matheson Holdings Ltd.	85,475	4,764,542
Jardine Strategic Holdings Ltd.	85,741	2,623,696
Kerry Properties Ltd.	248,500	693,143
Link REIT	816,000	8,251,809
Melco Resorts & Entertainment Ltd. ADR	80,833	1,630,402
MTR Corp., Ltd.	593,091	3,326,445
New World Development Co., Ltd.	2,397,113	2,994,311
NWS Holdings Ltd.	603,000	774,826
PCCW Ltd.	1,756,000	1,034,237
Power Assets Holdings Ltd.	535,938	3,869,158
Sands China Ltd.	948,400	4,573,474
Security	Number of Shares	Value ($)
Sino Land Co., Ltd.	1,185,102	1,615,101
SJM Holdings Ltd.	765,864	853,859
Sun Hung Kai Properties Ltd.	616,604	8,589,511
Swire Pacific Ltd., Class A	196,090	1,721,822
Swire Properties Ltd.	452,000	1,403,192
Techtronic Industries Co., Ltd.	533,500	4,256,847
The Bank of East Asia Ltd.	519,569	1,120,695
Vitasoy International Holdings Ltd. (a)	302,000	1,088,553
WH Group Ltd.	3,695,500	3,477,840
Wharf Real Estate Investment Co., Ltd.	469,188	2,423,003
Wheelock & Co., Ltd.	329,000	2,002,677
Wynn Macau Ltd.	587,200	1,218,825
Yue Yuen Industrial Holdings Ltd.	291,500	810,517
		190,782,167

Ireland 0.6%
AIB Group plc	300,432	880,820
Bank of Ireland Group plc	367,098	1,787,850
CRH plc *	308,025	11,565,355
Flutter Entertainment plc	30,785	3,492,135
Kerry Group plc, Class A	62,255	7,960,759
Kingspan Group plc	60,501	3,734,037
Smurfit Kappa Group plc	87,260	3,017,622
		32,438,578

Israel 0.6%
Azrieli Group Ltd.	16,398	1,208,482
Bank Hapoalim B.M.	438,443	3,764,312
Bank Leumi Le-Israel B.M.	584,042	4,199,221
Check Point Software Technologies Ltd. *	48,066	5,494,424
CyberArk Software Ltd. *	14,356	1,984,430
Elbit Systems Ltd.	9,450	1,443,038
Israel Chemicals Ltd.	279,647	1,174,622
Israel Discount Bank Ltd., Class A	449,696	2,039,655
Mizrahi Tefahot Bank Ltd.	53,075	1,444,783
Nice Ltd. *	24,004	4,137,416
Teva Pharmaceutical Industries Ltd. ADR *	421,705	4,385,732
Wix.com Ltd. *	18,679	2,665,306
		33,941,421

Italy 2.3%
Assicurazioni Generali S.p.A.	427,835	8,336,650
Atlantia S.p.A.	194,499	4,772,642
CNH Industrial N.V.	393,594	3,748,979
Davide Campari-Milano S.p.A.	224,380	2,168,852
Enel S.p.A.	3,153,777	27,489,311
Eni S.p.A.	990,353	13,872,445
EXOR N.V.	41,832	3,082,519
Ferrari N.V.	46,706	7,881,717
Fiat Chrysler Automobiles N.V.	424,222	5,526,432
FinecoBank Banca Fineco S.p.A.	238,770	2,793,750
Intesa Sanpaolo S.p.A.	5,795,170	14,392,389
Leonardo S.p.A.	160,246	1,968,779
Mediobanca Banca di Credito Finanziario S.p.A.	243,401	2,428,069
Moncler S.p.A.	69,762	3,002,716
Pirelli & C S.p.A.	148,367	718,558
Poste Italiane S.p.A	201,833	2,312,005
Prysmian S.p.A.	96,194	2,133,783
Recordati S.p.A.	40,395	1,728,527
Snam S.p.A.	786,908	4,217,560
Telecom Italia S.p.A. *	3,524,028	1,892,065
Telecom Italia S.p.A. — RSP	2,433,312	1,279,355

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tenaris S.A.	182,429	1,885,327
Terna — Rete Elettrica Nationale S.p.A.	539,524	3,763,873
UniCredit S.p.A.	780,171	10,420,978
		131,817,281

Japan 24.3%
ABC-Mart, Inc.	11,880	762,170
Acom Co., Ltd.	157,000	735,405
Advantest Corp.	77,098	4,022,261
Aeon Co., Ltd.	253,200	5,178,819
AEON Financial Service Co., Ltd.	42,800	668,645
Aeon Mall Co., Ltd.	39,800	661,328
AGC, Inc.	70,293	2,369,460
Air Water, Inc.	71,700	984,808
Aisin Seiki Co., Ltd.	63,300	2,107,258
Ajinomoto Co., Inc.	169,700	2,794,934
Alfresa Holdings Corp.	73,200	1,470,749
Alps Alpine Co., Ltd.	80,479	1,444,826
Amada Holdings Co., Ltd.	125,700	1,309,146
ANA Holdings, Inc.	43,300	1,352,441
Aozora Bank Ltd.	46,400	1,250,287
Asahi Group Holdings Ltd.	141,700	6,568,929
Asahi Intecc Co., Ltd.	74,300	2,047,162
Asahi Kasei Corp.	495,700	5,070,191
Astellas Pharma, Inc.	736,650	13,016,694
Bandai Namco Holdings, Inc.	77,600	4,509,217
Benesse Holdings, Inc.	26,600	730,698
Bridgestone Corp.	221,457	7,843,788
Brother Industries Ltd.	84,600	1,633,825
Calbee, Inc.	31,800	1,039,877
Canon, Inc.	389,095	10,203,744
Casio Computer Co., Ltd.	78,000	1,445,760
Central Japan Railway Co.	56,100	11,011,396
Chubu Electric Power Co., Inc.	250,200	3,397,888
Chugai Pharmaceutical Co., Ltd.	86,900	8,901,053
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,242,346
Concordia Financial Group Ltd.	427,000	1,609,611
Credit Saison Co., Ltd.	63,000	1,010,582
CyberAgent, Inc.	38,100	1,518,256
Dai Nippon Printing Co., Ltd.	93,948	2,590,573
Dai-ichi Life Holdings, Inc.	420,500	6,240,719
Daicel Corp.	92,200	872,793
Daifuku Co., Ltd.	39,130	2,356,052
Daiichi Sankyo Co., Ltd.	220,100	14,873,718
Daikin Industries Ltd.	97,000	13,668,012
Daito Trust Construction Co., Ltd.	28,300	3,333,642
Daiwa House Industry Co., Ltd.	221,900	6,985,945
Daiwa House REIT Investment Corp.	715	1,907,642
Daiwa Securities Group, Inc.	602,000	3,044,477
Denso Corp.	168,800	6,924,540
Dentsu Group, Inc.	83,400	2,763,794
Disco Corp.	10,700	2,464,672
East Japan Railway Co.	117,660	10,360,142
Eisai Co., Ltd.	97,600	7,355,295
Electric Power Development Co., Ltd.	55,500	1,251,595
FamilyMart Co., Ltd.	97,100	2,123,595
Fanuc Corp.	75,300	13,714,379
Fast Retailing Co., Ltd.	22,700	12,209,785
Fuji Electric Co., Ltd.	49,000	1,434,817
FUJIFILM Holdings Corp.	140,711	6,988,338
Fujitsu Ltd.	76,300	8,067,403
Fukuoka Financial Group, Inc.	70,800	1,226,918
GMO Payment Gateway, Inc.	15,400	990,271
Hakuhodo DY Holdings, Inc.	87,600	1,241,207
Hamamatsu Photonics K.K.	54,900	2,321,241
Hankyu Hanshin Holdings, Inc.	87,600	3,554,117
Security	Number of Shares	Value ($)
Hikari Tsushin, Inc.	8,093	1,989,290
Hino Motors Ltd.	109,600	1,026,289
Hirose Electric Co., Ltd.	12,564	1,558,303
Hisamitsu Pharmaceutical Co., Inc.	20,200	1,021,509
Hitachi Chemical Co., Ltd.	40,000	1,674,528
Hitachi Construction Machinery Co., Ltd.	41,553	1,113,535
Hitachi High-Technologies Corp.	27,100	1,937,648
Hitachi Ltd.	376,115	14,325,276
Hitachi Metals Ltd.	82,000	1,260,292
Honda Motor Co., Ltd.	633,239	16,195,330
Hoshizaki Corp.	21,700	1,996,224
Hoya Corp.	148,607	14,222,495
Hulic Co., Ltd.	118,100	1,431,916
Idemitsu Kosan Co., Ltd.	77,103	1,924,357
IHI Corp.	56,500	1,338,119
Iida Group Holdings Co., Ltd.	57,000	960,667
Inpex Corp.	405,000	3,780,338
Isetan Mitsukoshi Holdings Ltd.	129,500	1,011,017
Isuzu Motors Ltd.	215,600	2,112,330
ITOCHU Corp.	524,700	12,257,499
Itochu Techno-Solutions Corp.	37,087	1,092,167
J. Front Retailing Co., Ltd.	88,849	1,069,463
Japan Airlines Co., Ltd.	43,400	1,220,861
Japan Airport Terminal Co., Ltd.	19,700	907,956
Japan Exchange Group, Inc.	198,000	3,548,442
Japan Post Bank Co., Ltd.	150,700	1,394,866
Japan Post Holdings Co., Ltd.	607,900	5,529,865
Japan Post Insurance Co., Ltd.	86,900	1,466,311
Japan Prime Realty Investment Corp.	299	1,383,278
Japan Real Estate Investment Corp.	523	3,819,113
Japan Retail Fund Investment Corp.	1,046	2,238,237
Japan Tobacco, Inc.	468,000	9,895,606
JFE Holdings, Inc.	195,500	2,315,088
JGC Holdings Corp.	85,800	1,232,613
JSR Corp.	73,000	1,300,205
JTEKT Corp.	79,900	847,258
JXTG Holdings, Inc.	1,229,300	5,228,429
Kajima Corp.	172,200	2,184,594
Kakaku.com, Inc.	51,500	1,345,406
Kamigumi Co., Ltd.	40,300	861,115
Kansai Paint Co., Ltd.	67,500	1,615,809
Kao Corp.	187,619	14,963,955
Kawasaki Heavy Industries Ltd.	53,500	1,054,739
KDDI Corp.	686,800	20,754,446
Keihan Holdings Co., Ltd.	36,800	1,664,134
Keikyu Corp.	86,500	1,592,286
Keio Corp.	41,300	2,362,358
Keisei Electric Railway Co., Ltd.	49,956	1,807,260
Keyence Corp.	70,900	23,833,522
Kikkoman Corp.	56,177	2,722,203
Kintetsu Group Holdings Co., Ltd.	67,500	3,557,470
Kirin Holdings Co., Ltd.	320,900	7,047,770
Kobayashi Pharmaceutical Co., Ltd.	18,700	1,505,702
Koito Manufacturing Co., Ltd.	41,100	1,783,593
Komatsu Ltd.	357,309	7,900,466
Konami Holdings Corp.	36,200	1,401,933
Konica Minolta, Inc.	174,777	1,066,859
Kose Corp.	12,700	1,635,265
Kubota Corp.	406,600	6,367,187
Kuraray Co., Ltd.	121,500	1,460,489
Kurita Water Industries Ltd.	37,700	1,102,476
Kyocera Corp.	124,500	8,180,438
Kyowa Kirin Co., Ltd.	93,900	2,207,518
Kyushu Electric Power Co., Inc.	155,200	1,278,039
Kyushu Railway Co.	61,600	2,015,511
Lawson, Inc.	19,900	1,151,777
LINE Corp. *	23,900	1,177,694
Lion Corp.	86,700	1,647,013

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LIXIL Group Corp.	102,887	1,710,744
M3, Inc.	169,900	4,944,983
Makita Corp.	86,300	3,300,934
Marubeni Corp.	604,300	4,342,265
Marui Group Co., Ltd.	73,446	1,698,653
Maruichi Steel Tube Ltd.	20,600	571,592
Mazda Motor Corp.	217,900	1,829,008
McDonald’s Holdings Co., Ltd.	25,900	1,231,065
Mebuki Financial Group, Inc.	343,780	761,844
Medipal Holdings Corp.	71,900	1,523,560
MEIJI Holdings Co., Ltd.	43,900	3,089,410
Mercari, Inc. *(a)	26,725	465,420
Minebea Mitsumi, Inc.	144,300	2,803,171
MISUMI Group, Inc.	110,200	2,734,426
Mitsubishi Chemical Holdings Corp.	494,500	3,573,737
Mitsubishi Corp.	525,500	13,471,517
Mitsubishi Electric Corp.	711,200	9,860,893
Mitsubishi Estate Co., Ltd.	459,102	8,991,265
Mitsubishi Gas Chemical Co., Inc.	65,700	994,694
Mitsubishi Heavy Industries Ltd.	123,300	4,497,660
Mitsubishi Materials Corp.	42,200	1,061,359
Mitsubishi Motors Corp.	276,900	1,031,655
Mitsubishi UFJ Financial Group, Inc.	4,780,209	24,544,541
Mitsubishi UFJ Lease & Finance Co., Ltd.	155,738	975,481
Mitsui & Co., Ltd.	645,000	11,471,718
Mitsui Chemicals, Inc.	74,600	1,638,308
Mitsui Fudosan Co., Ltd.	345,177	9,142,186
Mitsui O.S.K. Lines Ltd.	43,500	1,045,951
Mizuho Financial Group, Inc.	9,390,834	13,925,953
MonotaRO Co., Ltd.	47,600	1,141,816
MS&AD Insurance Group Holdings, Inc.	185,662	6,166,330
Murata Manufacturing Co., Ltd.	223,500	12,653,407
Nabtesco Corp.	43,900	1,257,942
Nagoya Railroad Co., Ltd.	70,900	2,080,083
NEC Corp.	96,500	4,295,538
Nexon Co., Ltd. *	189,300	2,563,677
NGK Insulators Ltd.	99,300	1,664,931
NGK Spark Plug Co., Ltd.	60,500	1,063,069
NH Foods Ltd.	31,400	1,378,369
Nidec Corp.	87,000	10,942,051
Nikon Corp.	129,200	1,560,088
Nintendo Co., Ltd.	43,539	16,016,065
Nippon Building Fund, Inc.	516	4,179,962
Nippon Express Co., Ltd.	31,400	1,636,224
Nippon Paint Holdings Co., Ltd.	58,300	2,786,811
Nippon Prologis REIT, Inc.	770	2,213,554
Nippon Shinyaku Co., Ltd.	17,600	1,560,388
Nippon Steel Corp.	312,941	4,342,205
Nippon Telegraph & Telephone Corp.	499,312	12,730,975
Nippon Yusen K.K.	58,300	928,365
Nissan Chemical Corp.	48,600	2,008,342
Nissan Motor Co., Ltd.	905,696	4,914,574
Nisshin Seifun Group, Inc.	78,100	1,333,554
Nissin Foods Holdings Co., Ltd.	24,000	1,801,407
Nitori Holdings Co., Ltd.	31,300	4,864,050
Nitto Denko Corp.	61,900	3,440,903
Nomura Holdings, Inc.	1,297,600	6,642,938
Nomura Real Estate Holdings, Inc.	47,800	1,177,123
Nomura Real Estate Master Fund, Inc.	1,601	2,819,167
Nomura Research Institute Ltd.	132,500	2,915,753
NSK Ltd.	135,100	1,126,895
NTT Data Corp.	245,600	3,449,994
NTT DOCOMO, Inc.	518,000	14,717,614
Obayashi Corp.	251,100	2,753,807
Obic Co., Ltd.	24,900	3,392,912
Odakyu Electric Railway Co., Ltd.	118,100	2,619,628
Security	Number of Shares	Value ($)
Oji Holdings Corp.	330,200	1,677,613
Olympus Corp.	453,200	7,322,461
Omron Corp.	75,300	4,312,047
Ono Pharmaceutical Co., Ltd.	148,200	3,412,575
Oracle Corp., Japan	14,900	1,289,708
Oriental Land Co., Ltd.	77,700	10,119,257
ORIX Corp.	514,400	8,689,482
Orix JREIT, Inc.	1,013	2,140,296
Osaka Gas Co., Ltd.	144,600	2,446,901
Otsuka Corp.	39,500	1,540,297
Otsuka Holdings Co., Ltd.	152,000	6,752,659
Pan Pacific International Holdings Corp.	175,900	2,838,457
Panasonic Corp.	855,312	8,500,104
Park24 Co., Ltd.	44,800	1,125,049
PeptiDream, Inc. *	37,600	1,779,895
Persol Holdings Co., Ltd.	67,500	1,206,777
Pigeon Corp.	43,500	1,535,207
Pola Orbis Holdings, Inc.	35,200	762,599
Rakuten, Inc.	329,920	2,545,152
Recruit Holdings Co., Ltd.	527,600	20,563,882
Renesas Electronics Corp. *	296,300	1,864,119
Resona Holdings, Inc.	808,085	3,332,419
Ricoh Co., Ltd.	260,800	2,959,152
Rinnai Corp.	12,900	919,537
Rohm Co., Ltd.	36,700	2,640,031
Ryohin Keikaku Co., Ltd.	92,202	1,541,489
Sankyo Co., Ltd.	16,700	561,056
Santen Pharmaceutical Co., Ltd.	139,200	2,596,158
SBI Holdings, Inc.	90,490	2,097,613
Secom Co., Ltd.	81,500	7,151,838
Sega Sammy Holdings, Inc.	67,800	923,248
Seibu Holdings, Inc.	76,700	1,195,566
Seiko Epson Corp.	112,300	1,642,069
Sekisui Chemical Co., Ltd.	140,000	2,331,760
Sekisui House Ltd.	242,300	5,209,971
Seven & i Holdings Co., Ltd.	294,103	11,276,883
Seven Bank Ltd.	211,400	632,204
SG Holdings Co., Ltd.	55,664	1,176,923
Sharp Corp.	82,700	1,121,838
Shimadzu Corp.	86,400	2,424,811
Shimamura Co., Ltd.	9,000	676,199
Shimano, Inc.	28,600	4,385,164
Shimizu Corp.	227,600	2,334,455
Shin-Etsu Chemical Co., Ltd.	141,260	16,155,010
Shinsei Bank Ltd.	73,700	1,128,436
Shionogi & Co., Ltd.	104,000	6,185,306
Shiseido Co., Ltd.	156,200	10,056,251
Showa Denko K.K.	54,700	1,308,022
SMC Corp.	22,300	9,626,220
Softbank Corp.	650,200	8,920,151
SoftBank Group Corp.	609,500	24,608,291
Sohgo Security Services Co., Ltd.	27,300	1,416,902
Sompo Holdings, Inc.	129,600	4,842,348
Sony Corp.	493,700	34,522,881
Sony Financial Holdings, Inc.	59,500	1,369,937
Square Enix Holdings Co., Ltd.	35,200	1,727,950
Stanley Electric Co., Ltd.	50,647	1,304,415
Subaru Corp.	240,900	6,025,510
Sumco Corp.	98,400	1,504,669
Sumitomo Chemical Co., Ltd.	563,500	2,394,423
Sumitomo Corp.	464,300	6,906,308
Sumitomo Dainippon Pharma Co., Ltd.	60,900	1,045,430
Sumitomo Electric Industries Ltd.	295,300	3,936,828
Sumitomo Heavy Industries Ltd.	42,000	1,100,269
Sumitomo Metal Mining Co., Ltd.	91,900	2,612,758
Sumitomo Mitsui Financial Group, Inc.	517,046	18,179,020

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Mitsui Trust Holdings, Inc.	128,900	4,752,532
Sumitomo Realty & Development Co., Ltd.	128,900	4,745,519
Sumitomo Rubber Industries Ltd.	65,800	722,964
Sundrug Co., Ltd.	28,400	962,422
Suntory Beverage & Food Ltd.	53,900	2,282,033
Suzuken Co., Ltd.	27,300	1,046,680
Suzuki Motor Corp.	144,200	6,597,978
Sysmex Corp.	64,700	4,628,653
T&D Holdings, Inc.	214,500	2,286,418
Taiheiyo Cement Corp.	46,900	1,262,307
Taisei Corp.	78,900	3,149,983
Taisho Pharmaceutical Holdings Co., Ltd.	13,600	960,785
Taiyo Nippon Sanso Corp.	49,800	1,091,563
Takeda Pharmaceutical Co., Ltd.	582,190	22,358,064
TDK Corp.	50,100	5,304,363
Teijin Ltd.	75,600	1,351,638
Terumo Corp.	250,100	9,002,538
The Bank of Kyoto Ltd.	20,509	819,657
The Chiba Bank Ltd.	209,100	1,133,861
The Chugoku Electric Power Co., Inc.	107,000	1,412,207
The Kansai Electric Power Co., Inc.	277,800	3,117,701
The Shizuoka Bank Ltd.	172,500	1,211,012
The Yokohama Rubber Co., Ltd.	44,800	761,475
THK Co., Ltd.	46,542	1,160,336
Tobu Railway Co., Ltd.	75,700	2,666,680
Toho Co., Ltd.	43,808	1,613,832
Toho Gas Co., Ltd.	28,760	1,111,057
Tohoku Electric Power Co., Inc.	165,700	1,553,109
Tokio Marine Holdings, Inc.	248,999	13,515,964
Tokyo Century Corp.	16,477	838,176
Tokyo Electric Power Co. Holdings, Inc. *	609,690	2,414,304
Tokyo Electron Ltd.	61,100	13,438,703
Tokyo Gas Co., Ltd.	146,440	3,219,629
Tokyu Corp.	194,100	3,420,486
Tokyu Fudosan Holdings Corp.	246,800	1,739,776
Toppan Printing Co., Ltd.	112,100	2,234,156
Toray Industries, Inc.	537,200	3,515,067
Toshiba Corp.	193,117	6,172,088
Tosoh Corp.	98,500	1,389,334
TOTO Ltd.	55,200	2,243,022
Toyo Seikan Group Holdings Ltd.	58,500	989,680
Toyo Suisan Kaisha Ltd.	36,300	1,520,821
Toyoda Gosei Co., Ltd.	23,300	528,644
Toyota Industries Corp.	57,600	3,115,443
Toyota Motor Corp.	887,403	61,699,053
Toyota Tsusho Corp.	82,069	2,837,294
Trend Micro, Inc.	48,200	2,518,469
Tsuruha Holdings, Inc.	14,100	1,725,864
Unicharm Corp.	156,100	5,342,310
United Urban Investment Corp.	1,147	2,056,777
USS Co., Ltd.	84,100	1,526,383
Welcia Holdings Co., Ltd.	18,000	988,446
West Japan Railway Co.	62,700	5,305,035
Yakult Honsha Co., Ltd.	47,100	2,368,910
Yamada Denki Co., Ltd.	238,500	1,202,102
Yamaha Corp.	56,900	2,906,844
Yamaha Motor Co., Ltd.	111,300	2,065,463
Yamato Holdings Co., Ltd.	116,800	1,870,350
Yamazaki Baking Co., Ltd.	46,700	888,724
Yaskawa Electric Corp.	92,000	3,149,321
Yokogawa Electric Corp.	87,800	1,527,724
Z Holdings Corp.	1,028,500	4,085,137
ZOZO, Inc.	42,200	702,873
		1,370,591,482

Security	Number of Shares	Value ($)
Netherlands 3.9%
ABN AMRO Group N.V. CVA	162,301	2,824,923
Adyen N.V. *	4,007	3,682,060
Aegon N.V.	686,899	2,781,870
AerCap Holdings N.V. *	48,598	2,751,133
Akzo Nobel N.V.	89,018	8,400,406
Altice Europe N.V. *	257,938	1,657,809
ASML Holding N.V.	165,118	46,338,223
Coca-Cola European Partners plc	89,364	4,701,440
Heineken Holding N.V.	44,642	4,387,314
Heineken N.V.	100,896	10,978,189
ING Groep N.V.	1,517,404	16,474,767
Koninklijke Ahold Delhaize N.V.	458,297	11,247,271
Koninklijke DSM N.V.	70,789	8,615,411
Koninklijke KPN N.V.	1,378,876	3,863,385
Koninklijke Philips N.V.	352,244	16,131,869
Koninklijke Vopak N.V.	28,583	1,530,511
NN Group N.V.	118,621	4,117,157
NXP Semiconductors N.V.	108,571	13,773,317
Prosus N.V. *	189,741	13,686,710
Randstad N.V.	45,923	2,637,633
Unilever N.V.	570,224	33,273,806
Wolters Kluwer N.V.	109,499	8,227,918
		222,083,122

New Zealand 0.3%
a2 Milk Co., Ltd. *	283,997	2,721,012
Auckland International Airport Ltd.	373,767	2,080,436
Fisher & Paykel Healthcare Corp., Ltd.	222,190	3,323,684
Fletcher Building Ltd.	330,886	1,181,007
Mercury NZ Ltd.	258,807	871,896
Meridian Energy Ltd.	495,070	1,701,273
Ryman Healthcare Ltd.	154,764	1,640,765
Spark New Zealand Ltd.	709,379	2,124,677
		15,644,750

Norway 0.6%
Aker BP A.S.A.	41,407	1,166,325
DNB A.S.A.	368,754	6,446,768
Equinor A.S.A.	392,786	7,088,834
Gjensidige Forsikring A.S.A.	75,275	1,640,563
Mowi A.S.A.	172,973	4,125,709
Norsk Hydro A.S.A.	516,771	1,615,087
Orkla A.S.A.	295,628	2,853,929
Schibsted A.S.A., B Shares	37,970	1,072,515
Telenor A.S.A.	279,400	5,049,051
Yara International A.S.A.	68,594	2,491,021
		33,549,802

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	991,204	4,970,820
Galp Energia, SGPS, S.A.	193,604	2,925,460
Jeronimo Martins, SGPS, S.A.	95,568	1,644,525
		9,540,805

Singapore 1.3%
Ascendas Real Estate Investment Trust	1,106,524	2,547,805
CapitaLand Commercial Trust	1,056,000	1,589,267
CapitaLand Ltd.	989,600	2,607,769
CapitaLand Mall Trust	1,014,200	1,864,647
City Developments Ltd.	182,100	1,403,505
ComfortDelGro Corp., Ltd.	815,800	1,290,462

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DBS Group Holdings Ltd.	693,346	12,772,157
Genting Singapore Ltd.	2,308,100	1,444,499
Jardine Cycle & Carriage Ltd.	43,300	920,659
Keppel Corp., Ltd.	554,000	2,692,619
Mapletree Commercial Trust	784,200	1,346,737
Oversea-Chinese Banking Corp., Ltd.	1,253,487	9,863,823
SATS Ltd.	251,300	836,455
Sembcorp Industries Ltd.	372,100	573,663
Singapore Airlines Ltd.	221,600	1,381,460
Singapore Exchange Ltd.	310,100	1,967,389
Singapore Press Holdings Ltd.	617,400	907,193
Singapore Technologies Engineering Ltd.	603,149	1,806,548
Singapore Telecommunications Ltd.	3,186,737	7,668,117
Suntec Real Estate Investment Trust	759,700	1,020,571
United Overseas Bank Ltd.	492,933	9,194,249
UOL Group Ltd.	179,172	1,040,823
Venture Corp., Ltd.	105,200	1,242,250
Wilmar International Ltd.	742,134	2,113,295
Yangzijiang Shipbuilding Holdings Ltd.	982,000	674,073
		70,770,035

Spain 2.8%
ACS Actividades de Construccion y Servicios S.A.	102,613	3,411,579
Aena SME S.A.	26,056	4,822,447
Amadeus IT Group S.A.	168,226	13,189,939
Banco Bilbao Vizcaya Argentaria S.A.	2,594,915	13,432,818
Banco De Sabadell S.A.	2,206,059	1,987,761
Banco Santander S.A.	6,451,766	25,425,707
Bankia S.A.	479,606	871,600
Bankinter S.A.	258,237	1,674,563
CaixaBank S.A.	1,387,684	4,055,880
Cellnex Telecom S.A. *	96,886	4,818,640
Enagas S.A.	96,215	2,592,399
Endesa S.A.	122,707	3,369,177
Ferrovial S.A.	191,078	6,069,675
Grifols S.A.	115,238	3,870,293
Iberdrola S.A.	2,346,462	25,673,434
Iberdrola S.A. — Interim Shares *(b)	43,206	472,731
Industria de Diseno Textil S.A.	424,399	14,271,293
Mapfre S.A.	412,392	1,055,375
Naturgy Energy Group S.A.	113,240	2,986,678
Red Electrica Corp. S.A.	167,227	3,345,585
Repsol S.A.	577,460	7,947,449
Siemens Gamesa Renewable Energy S.A.	92,101	1,467,961
Telefonica S.A.	1,817,556	12,293,414
		159,106,398

Sweden 2.7%
Alfa Laval AB	121,929	3,043,729
Assa Abloy AB, B Shares	389,359	9,241,937
Atlas Copco AB, A Shares	262,537	9,292,237
Atlas Copco AB, B Shares	150,751	4,685,854
Boliden AB	106,773	2,534,814
Electrolux AB, B Shares	85,983	2,042,642
Epiroc AB, A Shares	254,596	2,945,297
Epiroc AB, B Shares	153,095	1,730,233
Essity AB, B Shares	235,029	7,461,211
Hennes & Mauritz AB, B Shares	314,259	6,894,774
Hexagon AB, B Shares	101,996	5,544,886
Husqvarna AB, B Shares	161,443	1,216,760
ICA Gruppen AB	34,968	1,537,523
Industrivarden AB, C Shares	63,794	1,503,726
Investor AB, B Shares	178,214	9,758,107
Kinnevik AB, B Shares	93,456	2,254,917
Security	Number of Shares	Value ($)
LE Lundbergfortagen AB, B Shares	28,402	1,232,987
Lundin Petroleum AB	74,292	2,259,567
Millicom International Cellular S.A. SDR	37,902	1,789,877
Nordea Bank Abp (c)	1,237,962	9,765,487
Nordea Bank Abp (c)	16,453	129,690
Sandvik AB	438,638	8,005,883
Securitas AB, B Shares	124,716	1,962,951
Skandinaviska Enskilda Banken AB, A Shares	636,054	6,285,437
Skanska AB, B Shares	134,527	3,113,859
SKF AB, B Shares	148,084	2,710,621
Svenska Handelsbanken AB, A Shares	602,354	5,901,386
Swedbank AB, A Shares	349,861	5,371,671
Swedish Match AB	65,397	3,697,423
Tele2 AB, B Shares	192,363	2,902,199
Telefonaktiebolaget LM Ericsson, B Shares	1,187,749	9,338,584
Telia Co. AB	1,056,619	4,518,572
Volvo AB, B Shares	575,997	9,845,937
		150,520,778

Switzerland 9.6%
ABB Ltd.	716,921	16,691,308
Adecco Group AG	59,621	3,493,083
Alcon, Inc. *	161,185	9,522,454
Baloise Holding AG	19,143	3,458,731
Barry Callebaut AG	1,201	2,652,683
Chocoladefabriken Lindt & Spruengli AG	39	3,640,054
Chocoladefabriken Lindt & Spruengli AG — Participation Certificates	420	3,525,436
Cie Financiere Richemont S.A.	202,248	14,687,799
Clariant AG *	76,271	1,716,841
Credit Suisse Group AG *	995,309	12,585,630
Dufry AG *	15,353	1,330,944
EMS-Chemie Holding AG	3,217	2,105,017
Geberit AG	14,351	7,573,474
Givaudan S.A.	3,600	11,878,096
Julius Baer Group Ltd. *	88,260	4,410,143
Kuehne & Nagel International AG	20,977	3,390,340
LafargeHolcim Ltd. *	192,152	9,765,317
Lonza Group AG *	29,102	11,951,894
Nestle S.A.	1,156,009	127,499,239
Novartis AG	834,429	78,826,920
Pargesa Holding S.A.	14,867	1,190,979
Partners Group Holding AG	7,314	6,695,629
Roche Holding AG	272,905	91,550,990
Schindler Holding AG	7,953	1,977,295
Schindler Holding AG — Participation Certificates	15,573	4,022,589
SGS S.A.	2,055	5,944,441
Sika AG	49,959	8,983,897
Sonova Holding AG	21,460	5,381,553
Straumann Holding AG	4,075	3,884,014
Swiss Life Holding AG	13,060	6,564,925
Swiss Prime Site AG *	29,491	3,600,414
Swiss Re AG	114,861	12,969,976
Swisscom AG	9,968	5,469,076
Temenos AG *	25,220	4,057,100
The Swatch Group AG	20,575	1,000,195
The Swatch Group AG — Bearer Shares	11,073	2,777,624
UBS Group AG *	1,501,510	18,648,174

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vifor Pharma AG	17,644	3,251,379
Zurich Insurance Group AG	57,951	24,056,482
		542,732,135

United Kingdom 16.2%
3i Group plc	375,911	5,468,289
Admiral Group plc	72,995	2,173,169
Anglo American plc	403,093	10,518,346
Antofagasta plc	152,343	1,645,574
Ashtead Group plc	178,897	5,774,419
Associated British Foods plc	137,528	4,760,348
AstraZeneca plc	509,429	49,836,189
Auto Trader Group plc	357,882	2,640,733
AVEVA Group plc	24,709	1,602,248
Aviva plc	1,505,994	7,892,146
BAE Systems plc	1,251,286	10,401,885
Barclays plc	6,712,853	14,824,088
Barratt Developments plc	401,027	4,245,885
BHP Group plc	820,470	17,858,841
BP plc	7,908,475	47,609,826
British American Tobacco plc	890,308	39,258,047
BT Group plc	3,271,049	6,950,810
Bunzl plc	133,257	3,451,391
Burberry Group plc	158,745	4,070,286
Carnival plc	62,407	2,548,808
Centrica plc	2,275,453	2,549,217
Coca-Cola HBC AG *	77,143	2,833,630
Compass Group plc	617,194	15,258,397
Croda International plc	49,863	3,274,443
DCC plc	37,981	3,066,660
Diageo plc	917,808	36,292,975
Direct Line Insurance Group plc	532,226	2,370,459
easyJet plc	62,548	1,148,164
Evraz plc	206,419	958,366
Experian plc	355,717	12,381,785
Ferguson plc	88,981	7,990,654
G4S plc	588,643	1,514,852
GlaxoSmithKline plc	1,936,152	45,459,707
Glencore plc *	4,233,044	12,379,930
GVC Holdings plc	225,809	2,610,970
Halma plc	147,560	4,095,743
Hargreaves Lansdown plc	109,832	2,493,133
HSBC Holdings plc	7,834,253	56,956,436
Imperial Brands plc	372,876	9,561,370
Informa plc	481,955	4,923,168
InterContinental Hotels Group plc	66,951	4,123,914
Intertek Group plc	63,207	4,796,022
ITV plc	1,404,269	2,501,858
J. Sainsbury plc	683,678	1,823,544
JD Sports Fashion plc	174,612	1,888,291
Johnson Matthey plc	74,767	2,563,465
Kingfisher plc	812,982	2,182,659
Land Securities Group plc	277,009	3,425,026
Legal & General Group plc	2,323,009	9,342,917
Lloyds Banking Group plc	27,237,297	20,333,569
London Stock Exchange Group plc	122,834	12,693,762
M&G plc *	1,007,996	3,180,775
Marks & Spencer Group plc	772,439	1,791,235
Meggitt plc	308,251	2,742,227
Melrose Industries plc	1,886,819	5,782,513
Micro Focus International plc	130,926	1,758,269
Mondi plc	191,753	3,901,553
National Grid plc	1,354,209	17,992,933
Next plc	52,356	4,758,084
NMC Health plc	48,950	832,455
Ocado Group plc *	178,798	2,882,882
Pearson plc	309,480	2,309,937
Persimmon plc	123,868	4,986,690
Security	Number of Shares	Value ($)
Prudential plc	1,009,921	17,956,768
Reckitt Benckiser Group plc	275,793	22,828,298
RELX plc	755,877	20,054,793
Rentokil Initial plc	717,700	4,420,001
Rio Tinto plc	438,212	23,433,041
Rolls-Royce Holdings plc *	675,405	5,949,192
Royal Bank of Scotland Group plc	1,892,472	5,420,425
Royal Dutch Shell plc, A Shares	1,657,279	43,520,739
Royal Dutch Shell plc, B Shares	1,451,658	38,144,636
RSA Insurance Group plc	398,674	2,892,486
Schroders plc	46,327	1,961,460
Segro plc	421,128	5,056,863
Severn Trent plc	93,972	3,200,281
Smith & Nephew plc	338,768	8,151,063
Smiths Group plc	156,913	3,488,928
Spirax-Sarco Engineering plc	28,199	3,312,675
SSE plc	399,549	7,953,333
St. James’s Place plc	210,189	3,161,177
Standard Chartered plc	1,066,167	8,865,646
Standard Life Aberdeen plc	926,946	3,683,149
Taylor Wimpey plc	1,295,589	3,679,985
Tesco plc	3,814,970	12,408,258
The Berkeley Group Holdings plc	46,169	3,194,627
The British Land Co., plc	339,498	2,482,867
The Sage Group plc	428,543	4,172,137
The Weir Group plc	101,001	1,792,390
TUI AG	166,823	1,709,181
Unilever plc	430,914	25,704,590
United Utilities Group plc	262,699	3,515,099
Vodafone Group plc	10,399,761	20,432,593
Whitbread plc	51,891	3,058,914
WM Morrison Supermarkets plc	933,410	2,238,145
WPP plc	492,289	6,120,900
		914,210,607
Total Common Stock
(Cost $4,553,150,244)		5,583,783,895

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	21,683	1,208,634
Fuchs Petrolub SE	26,831	1,189,114
Henkel AG & Co. KGaA	69,452	7,063,437
Porsche Automobil Holding SE	59,355	4,002,360
Sartorius AG	13,741	3,197,720
Volkswagen AG	72,289	12,969,563
Total Preferred Stock
(Cost $27,012,074)		29,630,828

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.51% (d)	3,705,749	3,705,749
Total Other Investment Company
(Cost $3,705,749)		3,705,749

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Australian Dollar
0.43%, 02/03/20 (e)	51,081	34,193
Danish Krone
(1.00%), 02/03/20 (e)(f)	100,959	14,984
Hong Kong Dollar
1.12%, 02/03/20 (e)	242,367	31,206
Norwegian Krone
0.65%, 02/03/20 (e)	35,565	3,867
Singapore Dollar
0.71%, 02/03/20 (e)	26,586	19,482
Swedish Krona
(0.17%), 02/03/20 (e)(f)	158,243	16,438
Swiss Franc
(1.57%), 02/03/20 (e)(f)	35,945	37,318
Citibank
Euro
(0.67%), 02/03/20 (e)(f)	35,511	39,384
Pound Sterling
0.32%, 02/03/20 (e)	74,512	98,393
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 02/03/20 (e)(f)	10,474,652	96,670
Total Short-Term Investments
(Cost $391,935)		391,935
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	215	21,247,375	(346,546)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,468,497.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$640,211,559	$—	$640,211,559
Austria	1,385,017	10,634,811	—	12,019,828
Belgium	1,046,237	53,781,801	—	54,828,038
Denmark	3,546,557	104,272,599	—	107,819,156
Finland	18,419,515	36,633,385	—	55,052,900
France	13,977,689	620,374,208	—	634,351,897
Germany	14,307,890	439,245,134	—	453,553,024
Hong Kong	5,632,542	185,149,625	—	190,782,167
Ireland	11,694,796	20,743,782	—	32,438,578
Israel	14,529,892	19,411,529	—	33,941,421
Japan	4,875,944	1,365,715,538	—	1,370,591,482
Netherlands	21,225,890	200,857,232	—	222,083,122
Portugal	—	9,540,805	—*	9,540,805
Spain	—	158,633,667	472,731	159,106,398
Sweden	2,042,642	148,478,136	—	150,520,778
Switzerland	7,165,490	535,566,645	—	542,732,135
United Kingdom	19,574,920	894,635,687	—	914,210,607
Preferred Stock[1]	—	29,630,828	—	29,630,828
Other Investment Company[1]	3,705,749	—	—	3,705,749
Short-Term Investments[1]	—	391,935	—	391,935
Liabilities
Futures Contracts[2]	(346,546)	—	—	(346,546)
Total	$142,784,224	$5,473,908,906	$472,731	$5,617,165,861
*	Level 3 amount shown includes securities determined to have no value at January 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JAN20